Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004





April 30, 2007



VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

      Re:  The World Funds, Inc.: Post-Effective Amendment  No. 62  ("PEA
           ---------------------------------------------------------------
      No. 62")  (File Nos. 333-29289 and 811-08255)
      --------- -----------------------------------

Ladies and Gentlemen:

On behalf of our client, The World Funds, Inc. (the "Company"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, PEA No. 62 to the Company's Registration Statement on Form N-1A, together with all exhibits thereto relating to Epoch Global Equity Shareholder Yield Fund, Epoch U.S. All Cap Equity Fund, Epoch International Small Cap Fund, Dividend Capital Realty Income Fund, REMS Real Estate Value Opportunity Fund and Eastern European Equity Fund. The purpose of PEA No. 62 is to incorporate the Company's updated financial information for the fiscal year ended December 31, 2006, and to make other non-material changes.

I hereby certify that PEA No. 62 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 739-5662 with your questions or comments.

Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman


Enclosures

   As filed with the U.S. Securities and Exchange Commission on April 30, 2007

                                1933 Act Registration No. 333-29289
                                1940 Act Registration No. 811-08255


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                       Pre-Effective Amendment No.___ ( )
                       Post-Effective Amendment No. 62 (X)

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                       (X)
                              Amendment No. 63 (X)


                              THE WORLD FUNDS, INC.
                         ------ ----------------------
               (Exact Name of Registrant as Specified in Charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
        ------ --------------------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (800) 527-9525


                                Thomas S. Harman
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                       ----------- ---------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective:

x immediately upon filing pursuant to paragraph (b) of Rule 485
__ on (date) pursuant to paragraph (b)(1)(v) of Rule 485
__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
__ on (date) pursuant to paragraph (a)(1) of Rule 485
__ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
__ on (date) pursuant to paragraph (a)(2) of Rule 485

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated May 1, 2007 which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual report and SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at: www.theworldfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-8255)


===============================================================================

===============================================================================


===============================================================================
                                [OBJECT OMITTED]
===============================================================================



                       DIVIDEND CAPITAL REALTY INCOME FUND
















                                   PROSPECTUS


                                   May 1, 2007

[OBJECT OMITTED]       [GRAPHIC OMITTED][GRAPHIC OMITTED]

                       DIVIDEND CAPITAL REALTY INCOME FUND
                                   a series of
                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525






This prospectus describes Dividend Capital Realty Income Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. The investment adviser to the Fund is Dividend Capital Investments, LLC (the "Adviser").

The Fund offers four classes of shares, Class A Shares, Class B Shares, Class C Shares and Class I Shares. Class A Shares are sold with a maximum front-end sales charge of 5.75%, Class B Shares are subject to a contingent deferred sales charge, Class C Shares are sold without a front-end sales charge and are subject to a deferred sales charge and Class I Shares are offered to qualifying investors.




As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS

                                                           PAGE

      Principal Investments and Risks.........................1
      Performance Information.................................2
      Fees and Expenses.......................................4
      Investment Objective and Principal Strategies...........6
      Risks...................................................7
      Disclosure of Portfolio Holdings.......................10
      Management.............................................10
      Shareholder Information................................13
      Purchasing Shares......................................14
      Redeeming Shares.......................................15
      Additional Information.................................17
      Distributions and Taxes................................19
      Distribution Arrangements..............................21
      Financial Highlights...................................26
      For More Information...........................Back Cover



More detailed information on all subjects covered in this prospectus is contained in the Fund's Statement of Additional Information (the "SAI"). Investors seeking more in-depth explanations of the contents of this prospectus should request the SAI and review it before purchasing shares.

                         PRINCIPAL INVESTMENTS AND RISKS

Investment Objective - The Fund's objective is to seek current income. Capital appreciation is a secondary objective.

Principal Investment Strategies - Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies principally engaged in the real estate industry. This is not a fundamental policy and may be changed by the Board of Directors of the Company (the "Board"), without a vote of shareholders, upon sixty (60) days' prior notice. The Fund will invest in a portfolio of securities consisting primarily of common stocks, preferred stocks and debt securities, including commercial mortgage-backed securities, or securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock. The Adviser may invest without limit in preferred and debt securities that are rated below investment grade by Standard & Poor's Ratings Group ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or that are unrated debt securities which the Adviser has determined to be of comparable quality (sometimes referred to as "junk bonds"). A company is considered to be a real estate company if, in the opinion of the Adviser, at least 50% of its revenues or profits or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate. The Adviser may invest the Fund's assets in foreign issuers in addition to securities of domestic issuers.

The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund is likely to maintain a significant portion of its assets in real estate investment trusts ("REITs"). REITs primarily invest in income-producing real estate or make loans which are secured by income-producing real estate. Equity REITs own and operate income-producing real estate; mortgage REITs lend money directly to real estate owners and operators or extend credit indirectly through the acquisition of loans or mortgage-backed securities; and hybrid REITs own properties and make loans to real estate owners and operators.

The Fund may invest in companies such as manufacturers and distributors of construction materials, equipment and building supplies; financial institutions which make or service mortgages on real estate; hotel and hotel management companies; retail chains; lumber, paper, forest products, timber, mining and oil companies as well as other similar types of companies that have a clear relationship to real estate or the real estate industry.

Principal Risks - A principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the net asset value ("NAV") per share to fluctuate over time. Therefore, the value of your investment in the Fund may decline and you could lose money. There is no assurance that the Fund will achieve its objective.

In addition, the risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in the securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund's performance more than if the Fund were diversified.

An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, overbuilding, possible environmental liabilities, zoning and natural disasters. If a borrower or a lessee defaults, a REIT may incur substantial costs associated with protection of its investments.

The Fund may invest more than 25% of its assets in what may be considered a single industry sector or several closely related industries. Accordingly, the Fund may be more susceptible to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector than funds that diversify to a greater extent. Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than funds investing in a broader range of industries or securities.

Foreign markets can be more volatile than the U.S. market due to greater risk of issuer, political, regulatory, or economic developments. The value of foreign securities may decline because of declining currencies and unfavorable currency exchange rates.

Below-investment grade debt securities have a greater risk of default and are more volatile than higher-rated securities with similar maturity.

Investor Profile - The Fund is intended for investors who are willing to hold their shares for a long period of time and are seeking to diversify their investment portfolio. The Fund is not appropriate if you are investing for a short period of time or are uncomfortable with the risks associated with the Fund's investment strategies.

                             PERFORMANCE INFORMATION

The bar chart and performance table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart shows how the performance of the Class A Shares of the Fund has varied from year to year. Class C and Class I shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart figures do not include any sales charges that an investor will pay when buying or selling Class A Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Fund's Class A Shares for the periods ended December 31, 2006 to the MSCI U.S. REIT Index and the Merrill Lynch REIT Preferred Index. Keep in mind that past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

[bar chart goes here]
Total Return for Dividend Capital Realty Income Fund
Class A Shares

2004    26.62%
2005     7.01%
2006    19.24%


[end bar chart]


During the period shown in the bar chart, the highest return for a calendar quarter was 11.09% (quarter ending 3/31/04) and the lowest return for a calendar quarter was (3.80%) (quarter ending 6/30/04).

                                        Average Annual Total Return
                                (for the periods ending December 31, 2006)

                                                      Since
                                                     Inception
                                           One Year (12/17/03)

Class A Shares
Return Before Taxes                          12.39%    14.88%
Return After Taxes on Distributions(1)        9.61%    12.31%
Return After Taxes on Distributions
and Sale of Fund Shares(1)                    7.35%    11.25%
Class B Shares(2)                            13.28%    15.94%
Class C Shares                               18.41%    16.20%
Class I Shares                               19.57%    19.01%

[GRAPHIC OMITTED]


MSCI U.S. REIT Index(3)                      35.92%    26.16%
Merrill Lynch REIT Preferred Index(4)         9.73%     6.17%

(1) After tax returns are shown for Class A Shares only. After tax returns for Class C and Class I shares will be different. After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or in retirement accounts.
(2) Returns represent the performance of Class A Shares but have been restated to include the effect of the distribution and service fees at an annual rate of 1.00% of the Fund's Class B Share assets. Had the performance of Class A Shares of the Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.
(3) The MSCI U.S. REIT Index is a capitalization weighted benchmark index of actively traded public real estate investment trusts. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.
(4) The Merrill Lynch REIT Preferred Index is an unmanaged index of investment grade REIT preferred shares with a deal size in excess of $100 million, weighted by capitalization and considered representative of investment grade preferred real estate stock performance. The index is used in comparison to the Fund because the Fund invests in preferred stock of companies primarily engaged in the real estate industry, including REITs. The Fund may invest significant assets in common and preferred shares of mortgage REITs and non-investment grade and unrated REIT preferred shares, which are not included in this benchmark. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.


                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling portfolio securities. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you may pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

Shareholder Transaction Fees (fees paid directly from your investment)

                                Class A      Class B     Class C     Class I
                                Shares       Shares      Shares      Shares
Maximum Sales Charge (Load)
   Imposed on Purchases          5.75%(1)    None        None        None
Maximum Deferred Sales Charge
(Load)                            None(2)   5.00%(3)    2.00%(4)    1.00%(5)
Maximum Sales Charge (Load)
Imposed on      Reinvested        None       None        None        None
Dividends and Distributions
Redemption Fees
                                  None(6)(7) None(7)     None(7)     None(7)
Exchange Fees(8)                  None       None        None        None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                    1.00%        1.00%       1.00%      1.00%
Distribution (12b-1) and          0.25%        1.00%       1.00%      None
Service Fees(9)
Other Operating Expenses(10)      0.78%        0.78%       0.78%      0.78%
                                  -----        -----       -----      -----
   Acquired Fund Fees and         0.00%        0.00%       0.00%      0.00%
Expenses
Total Annual Fund Operating       2.03%        2.78%       2.78%      1.78%
Expenses
Fee Waiver and/or Expense
Reimbursements(11)               (0.23%)      (0.23%)    (0.23%)     (0.23%)
                                 -------      -------    ------     -------
Net Expenses                      1.80%        2.55%       2.55%     1.55%
                                  =====        =====       =====     =====

(1) As a percentage of offering price. Reduced rates apply to purchases of Class A Shares over $50,000 and the sales charge is waived for certain classes of investors. Please see "Distribution Arrangements" for additional information.
(2) If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within thirty (30) days of purchase. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares.
(3) A 5.00% deferred sales charge as a percentage of the original purchase price will apply to any redemption of Class B Shares made within the first year. During the second year, redeemed shares will incur a 4.00% sales charge. During years three and four, redeemed shares will incur 3.00%, during year five 2.00%, and during year six 1.00%. The contingent deferred sales charge on Class B Shares is eliminated after the sixth year. Class B Shares automatically convert to Class A Shares eight years after the calendar month end in which the Class B Shares were purchased.
(4) A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within one (1) year. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares.
(5) You will be subject to a 1.00% deferred sales charge if you redeem your shares within thirty (30) days of purchase. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares.
(6) The Fund reserves the right to waive the deferred sale charge on certain Class A Shares in order to qualify the Fund for inclusion in brokerage platforms, wrap programs and fund supermarkets. The Fund's Board of Directors has approved this waiver and the imposition of a redemption fee to discourage market timing. If you are in a category of investors who purchase Class A Shares through such programs, you will be subject to a 2.00% redemption fee if you redeem your shares within 30 calendar days of when you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.
(7) A shareholder electing to redeem shares by telephone will be charged $10 for each such redemption request.
(8) A shareholder will be charged a $10 fee for each telephone exchange. (9) The Company has approved a Plan of Distribution for the Fund's Class A,
      B and C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the"1940 Act"), providing for the payment of distribution and service fees to the distributor of the Fund. Class A Shares pay a maximum distribution and service fee of 0.25% of Class A Shares' average daily net assets. Class B and C shares pay a maximum distribution and service fee of 1.00% of the applicable classes' average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees payable under Class B and Class C shares' Rule 12b-1 Plan and 0.25% represents shareholder servicing fees. The higher 12b-1 fees borne by Class B and Class C shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.
(10) Other operating expenses include, among other expenses, administrative, custody and transfer agency fees.
(11) In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive fees and/or assume other expenses so that the ratio of total annual operating expenses of the Fund's Class A, Class B , Class C and Class I shares is limited to 1.80%, 2.55%, 2.55% and 1.55%, respectively, until March 2, 2009. The Adviser may recover the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid and is subject to the limitations on total expenses set forth above.

Example:

The following expense examples show the expenses that you could pay over time. They will help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund and then you redeem all of your shares at the end of the periods indicated. The examples assume that you earn a 5% annual return, with no change in Fund expense levels. Because actual return and expenses will be different, the examples are for comparison only.

Based on these assumptions, your costs would be:

                      1 Year      3 Years           5 Years        10 Years
                      ------      --------          -------        --------

Class A Shares(1)      $747       $1,109            $1,542         $2,743
Class B Shares(2)       758        1,094             1,605          2,875
Class C Shares(3)       458          794             1,405          3,056
Class I Shares          158          490               896          2,034

(1) The above examples assume the payment of the maximum initial front-end sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary. For example, if you are within a class of investors for which the sales charge on Class A Shares is completely waived, your costs would be $183, $566, $1,026 and $2,300 for the one, three, five and ten year periods, respectively.
(2) The examples assume payment of the applicable deferred sales charge at the time of redemption. If you hold Class B Shares, and you did not sell your shares during the periods indicate, your costs would be $258, $794 and $1,405 for the one, three and five year periods, respectively.
(3) The examples assume payment of the applicable deferred sales charge at the time of redemption. If you hold Class C Shares, and you did not sell your shares during the periods indicated, your costs would be $258 for the one year period.

                 INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

The investment objective of the Fund is to seek current income. Capital appreciation is a secondary objective. The Fund operates as a non-diversified fund for purposes of the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies principally engaged in the real estate industry. This is not a fundamental policy and may be changed by the Board without a vote of shareholders upon sixty (60) days' prior notice.

The Fund may invest in companies with small market capitalization (i.e., less than $250 million) or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies").

When selecting investments for the Fund, the Adviser constructs a portfolio through a combination of top-down property type allocation and bottom-up fundamental and property level security analysis. In determining the property type asset allocation framework, the Adviser analyzes a variety of factors including economic forecasting, demographic trends, political developments, availability of capital, security regulatory frameworks, tax considerations and liquidity. Securities are screened based on their potential to provide an attractive return, through dividend income and capital appreciation. The Adviser analyzes a company's business model, industry and sector position, economic and market conditions, management team, financial condition, corporate governance, and viability of cash flow growth. In addition, the Adviser utilizes a value-oriented approach focused on an examination of property level cash flows and risk-adjusted total return expectations, to evaluate each company's relative valuation on the basis of price/cash flow multiples, net asset value and dividend yield, and selects individual securities to achieve the desired asset allocation framework.

Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund, when it leverages its investments, will increase more when the Fund's portfolio assets increase in value and decrease more when the portfolio assets decrease in value than would otherwise be the case. Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds.

                                      RISKS

Investment Risk - An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Sector/Concentration Risk - Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Fund may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

Stock Market Risk - The Fund is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Your investment in the Fund represents an indirect investment in the common stock, preferred securities and other securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your investment at any point in time may decrease, even after taking into account the reinvestment of Fund dividends and distributions. The Fund may utilize leverage, which magnifies the market risk.

General Real Estate Risk - Because at least 80% of the Fund's assets normally will be concentrated in securities of real estate companies, your investment in the Fund will be significantly impacted by the performance of the real estate industry. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. The Fund will not invest in real estate directly, but only in securities issued by real estate companies or mortgages backed by commercial real estate. However, because of the Fund's concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate, including:

o        declines in the value of real estate;

o        risks related to general and local economic conditions;

o        possible lack of availability of mortgage funds;

o        overbuilding;

o        extended vacancies of properties;

o        increased competition;

o increases in property taxes and operating expenses, including insurance;

o        changes in laws, including zoning law;

o losses due to costs resulting from the clean-up of environmental problems;

o liabilities to third parties for damages resulting from environmental problems;

o        casualty or condemnation losses;

o        limitations on rents;

o changes in neighborhood values and the appeal of properties to tenants; and

o        changes in interest rates.

REITs - Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. The value of equity securities can be volatile and the prices of equity securities will rise and fall in response to a number of different factors including market conditions, political and other events, and developments affecting a particular issuer, its industry or geographic sector. Mortgage REITs will be subject to credit risk, interest rate risk and prepayment risk with respect to the loans it makes. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan to rise or fall. Prepayment risk is the risk that the mortgages underlying mortgage REITs may be paid off early, which makes it difficult to determine their actual maturity and therefore, to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower rates.

Counterparty Risk - The use of interest rate swaps and caps may also subject the Fund to counterparty risk. Counterparty risk is the risk that the Fund, when it engages in a swap or cap transaction with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the party to complete the transaction may cause the Fund to incur a loss or to miss an opportunity to obtain a price believed to be advantageous.

Small Company Risk - The Fund is subject to small company risk. Small companies may lack depth of management, be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies.

Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following:
(1) the less certain growth prospects of smaller companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small companies to changing economic conditions. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.

Foreign Securities Risks - Under normal market conditions, the Fund may invest up to 20% of its assets in securities of foreign issuers. Currently, the Fund intends to invest in only those foreign securities issued by North American issuers. Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

o        future foreign economic, financial, political and social developments;

o        different legal systems;

o        the  possible   imposition   of  exchange   controls  or  other
         foreign governmental laws or restrictions;

o        less governmental supervision;

o        regulation changes;

o        changes in currency exchange rates;

o less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;

o        high and volatile rates of inflation;

o        fluctuating interest rates;

o        less publicly available information; and

o different accounting, auditing and financial record keeping standards and requirements.

Dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income.

Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as the growth of gross domestic product, the rates of inflation, capital reinvestment, self-sufficiency and balance of payments position.

As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

Below-Investment Grade Debt Securities - The Fund may invest without limit in debt securities rated below investment grade by S&P or Moody's, and in unrated securities determined to be of comparable quality by the Adviser. Generally, the Adviser will not invest in debt securities rated CCC or lower by S&P or Caa or lower by Moody's. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. These securities may be less liquid and more difficult to value than higher-rated securities.

Non-Diversification - The Fund intends to operate as a non-diversified investment company as that term is defined in the 1940 Act. However, because the Fund intends to qualify as a "regulated investment company" for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must meet certain other diversification requirements. These include the requirement that at the end of each tax year quarter, at least 50% of the market value of its total assets must be invested in cash, cash equivalents, U.S. government securities and securities of issuers (including foreign governments), in which it has invested not more than 5% of its assets. A regulated investment company is also limited in its purchases of voting securities of any issuer and may invest no more than 25% of the value of its total assets in securities (other than U.S. government securities) of any one issuer or of two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses or the securities of one or more qualified publicly traded partnerships.

Temporary Defensive Positions - When the Adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds or certificates of deposits. When the Fund is in a temporary defensive position it may not achieve its investment objective.

Portfolio Turnover Risk - The Fund may engage in portfolio trading when considered appropriate. The Fund's annual portfolio turnover rate may vary greatly from year to year. There are no limits on the rate of portfolio turnover. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                   MANAGEMENT

The Company - The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Company has retained the Adviser to manage all aspects of the investments of the Fund.

Adviser - Dividend Capital Investments LLC ("Adviser"), located at 518 Seventeenth Street, Suite 1200, Denver, Colorado 80202, serves as the investment adviser to the Fund. The Adviser is a Delaware limited liability company that was formed in October 2003 and is registered with the SEC as an investment adviser.

The Adviser is an independent, privately-held limited liability company that is owned by DCI Group LLC and Glenarm Street Investors LLC, both of which are controlled by the principals of Dividend Capital Group LLC ("Dividend Capital Group"). Dividend Capital Group, together with its affiliates (collectively, "DCG"), is a fully integrated real estate investment management company that focuses on creating and managing high quality real estate investment products for both individual and institutional investors. The principals and affiliates of DCG have significant experience in the real estate investment management business, including extensive experience directly investing in and owning properties as well as managing public REITs and portfolios of real estate securities.

The Adviser, subject to the general supervision of the Board, provides a continuous investment program for the Fund, including investment research and management. The Adviser manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities, and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at the annual rate of 1.00% on the average daily net assets of the Fund. For the period ended December 31, 2006, the Adviser earned investment advisory fees from the Fund at the annual rate of 1.00% of the Fund's average daily net assets.

A discussion regarding the basis for the Board re-approving the investment advisory contract is available in the Fund's Semi-Annual Report to Shareholders for the period ended March 31, 2006.

In the interest of limiting expenses of the Fund's Class A, Class B, Class C and Class I shares, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive fees and/or assume other expenses so that the ratio of total annual operating expenses of the Fund's Class A, Class B, Class C and Class I shares is limited to 1.80%, 2.55%, 2.55% and 1.55%, respectively, until March 2, 2009. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

The Adviser may recover the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations of total expenses set forth above (the "Reimbursement Amount").

The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. The total amount of recoverable reimbursements as of December 31, 2006, was $311,801 and expires as follows:

               Year expiring           Amount

                   2007             $ 98,849
                   2008              111,696
                   2009              101,256

Investment Committee - The Adviser's investment committee (the "Investment Committee") is charged with the overall management of the Fund's portfolio, including development and implementation of overall portfolio strategy and the day-to-day management of the portfolio. Members of the Investment Committee include: (1) Dr. Glenn Mueller, the Adviser's Real Estate Investment Strategist and Investment Committee Chairman; (2) Mr. Charles Song, Managing Director of Investments of the Adviser; (3) Mr. Amitabh Godha, a Senior Vice President of Investments of the Adviser; (4) Ms. Karen Kulvin, a Senior Vice President of Investments of the Adviser; and (5) Mr. Jeffrey Taylor, Chief Operating Officer of the Adviser (collectively, the "Committee Members"). The Investment Committee is further supported by a team of securities analysts. Investment opportunities are presented to the Investment Committee which has ultimate determination of a potential investment's overall attractiveness and suitability, taking into account the Fund's investment objective and other comparable investment opportunities.

Committee Member   Year    Employer         Position(s) over the past 5 years
                   joined
                   Fund

Amitabh Godha      2003    Dividend         Senior Vice President of
                           Capital          Investments for the Adviser;
                           Investments      previously an Associate of the
                           (2003 to         Adviser; previously an
                           present)         independent consultant.

Dr.Glenn Mueller   2005   Dividend          Real Estate Investment Strategist
                          Capital           of the Adviser and Dividend
                          Investments       Capital Group; and Professor,
                          (2005 to          University of Denver.
                           present)         Previously, Real Estate
                                            Strategist, Legg Mason Wood
                                            Walker, Inc. and Professor,
                                            Colorado State University

Charles Song       2003    Dividend         Managing Director of Investments
                           Capital          for the Adviser.  Previously, an
                           Investments      Associate of the Adviser;
                           (2003 to         previously Newbridge  Capital and
                           present)         an independent consultant.

Karen Kulvin       2006    Dividend         Senior Vice President of
                           Capital          Investments for the Adviser and
                           Investments      Senior Vice President for
                           (2006 to         Dividend Capital Total Realty
                           present)         Trust; previously, Newcastle
                                            Investment Corp.



Jeffrey Taylor     2005    Dividend         Chief Operating Officer of the
                           Capital          Adviser; previously INVESCO,
                           Investments      Inc.; previously INVESCO Funds
                           (2004 to         Group.
                           present)

The SAI provides additional information about the Committee Members' compensation, other accounts managed by the Committee Members and the Committee Members' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Class A, Class B, Class C or Class I shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the different classes may vary.

If a security or securities that the Fund owns are traded when the NYSE is closed (for example in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

                                PURCHASING SHARES

You may purchase shares of the Fund directly from First Dominion Capital Corp. (the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. Shares of the Fund are also offered through financial supermarkets, advisers and consultants and other investment professionals. Investment professionals who offer shares of the Fund may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Share Transactions - You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

Customer Identification Program - Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:

o        Name;
o        Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Public Offering Price - When you buy shares of the Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price is equal to the Fund's NAV plus an initial sales charge, if any. The Company reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

Minimum Investments - The minimum initial investment for Class A, Class B and Class C shares of the Fund is $2,500. Class I Shares are only available to "qualified investors" with a minimum investment of at least $100,000. The minimum initial investment for IRA accounts is $500. Additional investments in Class A, Class B and Class C shares must be in amounts of $100 or more. Class I Shares subsequent investments must be in amounts of $10,000 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

Purchases By Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. Please be sure to specify which class of shares you wish to invest in. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases By Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General -- The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received. The Fund offers the ability to purchase shares through a Statement of Intention or a Right of Accumulation that may reduce sales charges on your purchases of Class A Shares. Review the SAI or call the Fund at (800) 527-9525 for further information.

                                REDEEMING SHARES

You may redeem your shares at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all the information and documents necessary for your request to be considered in proper order (see "Signature Guarantees"). The Fund's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less any deferred sales charge or redemption fee, as applicable. You will be notified promptly by the Transfer Agent if your redemption request is not in proper order.

The Fund will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, the Fund will send your redemption proceeds to you within 7 calendar days after the Transfer Agent receives your redemption request in proper form. During unusual market conditions, the Fund may suspend redemptions or postpone the payment of redemption proceeds, to the extent permitted under Federal securities laws. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you purchase your shares by check, the Fund may delay sending the proceeds from your redemption request until your check has cleared. This could take up to 15 calendar days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares, and to eliminate the need for backup withholding.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call (800) 527-9525 for further information regarding redemptions.

If you sell shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Redemption By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees are required if you sell a large number of shares, if your address of record on the account application has been changed within the last thirty (30) days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays.

Redemption By Telephone - You may redeem your shares by telephone provided you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the amount of this service fee at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account, if it has a value of less than the required minimum. If you bring your account balance up to the required minimum, no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Automatic Investment Plan - Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges - You may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account will be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. You won't pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you'll pay a deferred sales charge based on the date you bought the original shares you exchanged.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Adviser, increase portfolio transaction costs, and have a negative effect on the Fund's long-term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Adviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

If the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination - Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How To Transfer Shares - If you wish to transfer shares to another owner, send a written request to the Transfer Agent. Your request should include (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

General - The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.


                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid quarterly. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. Distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Distributions attributable to dividends received by the Fund from a REIT do not qualify for qualified dividend income treatment. Absent further legislation qualified dividend income will not qualify for such capital gains rates if distributed after December 31, 2008. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. Following year-end, a portion of the dividends paid by REITs may be re-characterized for tax purposes as capital gains and/or return of capital. To the extent this occurs, distributions paid by the Fund during the year also will be reclassified to reflect these REIT re-characterizations. In order to appropriately re-characterize the distributions paid by REITs and report accurate tax information to you, the Fund must gather year-end tax information issued by each REIT owned by the Fund during the calendar year. Therefore, the Fund will file a 30 day extension with the Internal Revenue Service that extends the deadline for the Fund to issue Form 1099-DIV to shareholders.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. The one major exception to these tax principles is that distributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable. Non-U.S. investors may be subject to U.S. withholding tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you (1) have failed to provide a correct taxpayer identification number (TIN);
(2) are subject to backup withholding by the Internal Revenue Service (IRS); (3) have failed to provide the Fund with the certifications required by the IRS to document that you are not subject to backup withholding; or (4) have failed to certify that you are a U.S. person (including a U.S. resident alien).

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. The Distributor has appointed Dividend Capital Securities, LLC as a national sales and marketing agent to assist in the promotion of the Fund. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. Class A Shares are subject to a front-end sales charge and a distribution fee. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

Class A Shares -

                                   Sales charge as a percentage of

                                                                    Discount as
                                                  Net               a percentage
                                     Offering     amount            of offering
Amount of purchase at the            price(1)     invested          price
public offering price


Less than $50,000                    5.75%         6.10%             5.00%
$50,000 but less than $100,000       4.50%         4.71%             3.75%
$100,000 but less than $250,000      3.50%         3.63%             2.75%
$250,000 but less than $500,000      2.50%         2.56%             2.00%
$500,000 but less than $1,000,000    2.00%         2.04%             1.75%
$1,000,000 or more                   None          None              None

(1) The term "Offering Price" includes the front-end sales charge.

Broker-dealers will be entitled to receive an ongoing service fee at an annual rate of 0.25%, payable quarterly. The amount of service fees payable to the broker-dealer will begin accruing immediately.

If you are in a category of investors who may purchase Class A Shares without paying a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within 30 days of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or deferred sales charge. In addition, the deferred sales charge on shares purchased without the payment of a front-end sales charge and redeemed within 30 days of purchase may be waived in certain circumstances. The deferred sales charge on redemptions of shares is computed based a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The deferred sales charge would equal 2.00% of the offering price and of the net amount invested. In determining whether to charge a deferred sales charge, we will assume that you have redeemed shares on which there is no deferred sales charge first and then shares in the order of purchase.

The Fund reserves the right to waive the deferred sale charge on certain Class A Shares in order to qualify the Fund for inclusion in brokerage platforms, wrap programs and fund supermarkets. The Fund's Board of Directors has approved this waiver and the imposition of a 2.00% redemption fee to discourage market timing. If you are in a category of investors who purchase Class A Shares through such programs, you will be subject to a 2.00% redemption fee if you redeem your shares less than 30 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or redemption fee. In addition, the redemption fee on shares purchased without the payment of a front-end sales charge and redeemed within 30 days of purchase may be waived in certain circumstances. The redemption fee is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The redemption fee would equal 2.00% of the offering price and of the net amount invested.

The Fund will use the first-in, first-out ("FIFO") method to determine the 30 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 30 day period from the date of purchase.

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short time trading effected through certain financial intermediaries.

Sales charge reductions and waivers - To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Fund's transfer agent or your financial intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the Fund's transfer agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Fund's transfer agent can verify your eligibility for the reduction or exception. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the Fund's transfer agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that financial intermediary and other financial intermediaries. Consult the Fund's Statement of Additional Information for additional details.

You can reduce your initial sales charge in the following ways:

Right of Accumulation - After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention - A reduced sales charge on Class A Shares of the Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Combine with family member - You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Waiver of Front-end Sales Charges - Class A Shares

No sales charge shall apply to:

(1)   reinvestment of income dividends and capital gain distributions;

(2) exchanges of one fund's shares for those of another fund if a sales charge was paid at the time of the original purchase;

(3) purchases of Fund shares made by current or former directors, officers, or employees, or agents of the Company, the Adviser and its affiliates, the Distributor and by members of their immediate families ("immediate family" means your spouse, children, grandchildren, parents, grandparents, parent-in-laws, brothers, sisters, aunts and uncles, nieces and nephews) and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4) purchases of Fund shares by the Fund's Distributor for their own investment account and for investment purposes only;

(5) a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts";

(10) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer; and

(11)  purchases of $1 million or more.

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9525. All account information is subject to acceptance and verification by the Fund's distributor. Detailed information about these programs is also available at www.theworldfunds.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain.

Class B Shares - Class B Shares have no up-front sales charge, so that the full amount of your purchase is invested in the Fund. Class B Shares are subject to a contingent deferred sales charge on redemption. They automatically convert to Class A Shares after eight years, at which time applicable Distribution (12b-1) and Service Fees are reduced. The following is a schedule of the contingent deferred sales charge:

Year 1   Year 2     Year 3      Year 4     Year 5  Year 6     Year 7      Year 8
------   ------     ------      ------     ------  ------     ------      ------

5.00%    4.00%      3.00%       3.00%       2.00%  1.00%      None        None

Class C Shares - Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. First Dominion Capital Corp. pays 1.00% of the amount invested to dealers who sell Class C Shares. A deferred sales charge of 2.00% applies if Class C Shares are sold within one year of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. See "Waiver of Deferred Sales Charge" below. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares. Class C Shares are subject to a Distribution 12b-1 and Service Fee as described below under "Rule 12b-1Fees."

After a one-year holding period, broker-dealers will be entitled to receive an ongoing service fee at an annual rate of 1.00%, payable quarterly.

Class I Shares - Class I Shares are only available to "qualified investors" with investments of at least $100,000. Qualified investors include, but may not be limited to:

o     Qualified   institutional   buyers  as  defined  under  Rule  144A  of
      the Securities Act of 1933. A qualified institutional buyer (a "QIB"), includes many different entities such as an investment company, employee benefit plan, insurance companies, public pension plan, public funds, foundation, endowment, trust, etc. One minimum requirement to qualify as a QIB is that it owns and invests on a discretionary basis at least $100 million in securities of issuers that are not affiliated with the Company, the Adviser or the Distributor.

o     Certain charitable organizations as defined in Section 501(c)(3), or
      Section 664, of the IRS Code.

o Omnibus accounts of Registered Investment Advisers or Bank Trusts who place trades for their own accounts or accounts of their clients and who charge a management, consulting or other fee for their services.

o Institutional retirement plans and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts".

Note that Class I Shares are subject to a 2.00% deferred sales charge if you redeem your shares within thirty (30) days of purchase. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares.

Waiver Of Deferred Sales Charge

The deferred sales charge on Class B and Class C shares is waived for:

(1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;

(2) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;

(3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and

(4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9525. All account information is subject to acceptance and verification by the Fund's Distributor.

Rule 12b-1 Fees - The Board of Directors have adopted a Distribution and Service Plan for the Fund's Class A, Class B and Class C shares (collectively, the "12b-1 Plans"). Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A Share expenses and 1.00% for Class B and Class C share expenses. With respect to the Class B and Class C shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a classes' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Compensation to Financial Intermediaries - The Adviser or the Distributor may, out of their own resources, make payments to securities dealers or other financial intermediaries (collectively, a "Financial Intermediary") for each sale of fund shares by the Financial Intermediary in excess of $1 million. See the SAI for more information regarding these arrangements.

                              FINANCIAL HIGHLIGHTS

The Board of Directors adopted a change in the Fund's fiscal year and tax year end date to December 31st. This change was effective beginning with this fiscal period, which ran from October 1, 2006 to December 31, 2006. The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class A, Class C and Class I shares of the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                      Class A Shares
                                 ----------------------------------------------------     -------------
                                    Period
                                  October 1,
                                 2006 through   Year ended    Year ended   Period ended   Period ended
                                 December 31,  September 30, September 30, September 30,  December 31,
                                    2006**         2006          2005          2004*         2006**
                                 ------------  ------------- ------------- -------------  ------------
Net asset value, beginning
 of period                         $ 13.05        $ 12.22       $ 11.20       $ 10.00       $ 12.94
                                   -------        -------       -------       -------       -------
Investment activities
  Net investment income
   (loss)                             0.13           0.51          0.40          0.29           .10
  Net realized and unrealized
   gain (loss) on investments
   and forward foreign
   currency contracts                 0.59           1.16          1.41          1.21           .60
                                   -------        -------       -------       -------       -------
Total from investment
 activities                           0.72           1.67          1.81          1.50          0.70
                                   -------        -------       -------       -------       -------
Distributions
  Net investment income              (0.14)         (0.51)        (0.40)        (0.27)        (0.11)
  Net realized gain                  (0.39)         (0.33)        (0.39)        (0.03)        (0.39)
                                   -------        -------       -------       -------       -------
Total distributions                  (0.53)         (0.84)        (0.79)        (0.30)        (0.50)
                                   -------        -------       -------       -------       -------
Net asset value, end of
 period                            $ 13.24        $ 13.05       $ 12.22       $ 11.20       $ 13.14
                                   =======        =======       =======       =======       =======
Ratios/Supplemental Data
Total Return                          5.58%         14.25%        16.48%        15.10%         5.47%
                                   =======        =======       =======       =======       =======
Ratio to average net assets/(A)/
  Expenses/(B)/                       1.80%***       1.80%         1.80%         1.80%***      2.55%***
  Net investment income               3.95%***       4.08%         4.62%         4.83%***      3.20%***
Portfolio turnover rate              28.27%        118.41%       251.29%       497.37%        28.27%
Net assets, end of period
 (000's)                           $36.930        $35,705       $27,140       $ 2,722       $12,860

                                         Class C Shares
                                 ---------------------------------------


                                  Year ended    Year ended   Period ended
                                 September 30, September 30, September 30,
                                     2006          2005          2004*
                                 ------------- ------------- -------------
Net asset value, beginning
 of period                          $ 12.15       $ 11.16       $ 10.00
                                    -------       -------       -------
Investment activities
  Net investment income
   (loss)                              0.42          0.32          0.21
  Net realized and unrealized
   gain (loss) on investments
   and forward foreign
   currency contracts                  1.13          1.38          1.21
                                    -------       -------       -------
Total from investment
 activities                            1.55          1.70          1.42
                                    -------       -------       -------
Distributions
  Net investment income               (0.43)        (0.32)        (0.23)
  Net realized gain                   (0.33)        (0.39)        (0.03)
                                    -------       -------       -------
Total distributions                   (0.76)        (0.71)        (0.26)
                                    -------       -------       -------
Net asset value, end of
 period                             $ 12.94       $ 12.15       $ 11.16
                                    =======       =======       =======
Ratios/Supplemental Data
Total Return                          13.31%        15.52%        14.29%
                                    =======       =======       =======
Ratio to average net assets/(A)/
  Expenses/(B)/                        2.55%         2.55%         2.55%***
  Net investment income                3.48%         3.87%         4.05%***
Portfolio turnover rate              118.41%       251.29%       497.37%
Net assets, end of period
 (000's)                            $11,858       $11,814       $ 1,266

* Commencement of operations of each Class of shares was December 18, 2003. ** Effective October 1, 2006, the Fund changed its year end from September 30 to December 31.
***Annualized

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for each Class by 0.23% for the period October 1, 2006 through December 31, 2006; 0.18% for the year ended September 30, 2006, 0.49% for the year ended September 30, 2005 and 6.76% for the period ended September 30, 2004.

/(B)/Expense ratio reflects the effect of fee waivers and reimbursements.

                                                                                                            Class I Shares
                                                                                       -----------------------------------------
                                                                                        October 1,
                                                                                       2006 through   Year ended    Year ended
                                                                                       December 31,  September 30, September 30,
                                                                                          2006**         2006          2005
                                                                                       ------------  ------------- -------------
Net asset value, beginning of period                                                      $13.52        $ 12.67       $ 11.19
                                                                                          ------        -------       -------
Investment activities
  Net investment income (loss)                                                              0.16           0.57          0.52
  Net realized and unrealized gain (loss) on investments and forward foreign currency
   contracts                                                                                0.61           1.18          1.87
                                                                                          ------        -------       -------
Total from investment activities                                                            0.77           1.75          2.39
                                                                                          ------        -------       -------
Distributions
  Net investment income                                                                    (0.17)         (0.57)        (0.52)
  Net realized gain                                                                        (0.39)         (0.33)        (0.39)
                                                                                          ------        -------       -------
Total distributions                                                                        (0.56)         (0.90)        (0.91)
                                                                                          ------        -------       -------
Net asset value, end of period                                                            $13.73        $ 13.52       $ 12.67
                                                                                          ======        =======       =======
Ratios/Supplemental Data
Total Return                                                                                5.73%         14.46%        21.83%
                                                                                          ======        =======       =======
Ratio to average net assets/(A)/
  Expenses/(B)/                                                                             1.55%***       1.55%         1.55%
  Net investment income                                                                     4.20%***       4.64%         4.87%
Portfolio turnover rate                                                                    28.27%        118.41%       251.29%
Net assets, end of period (000's)                                                         $  354        $   390       $   548

                                                                                       -----------

                                                                                       Period ended
                                                                                       September 30,
                                                                                           2004*
                                                                                       -------------
Net asset value, beginning of period                                                      $ 10.00
                                                                                          -------
Investment activities
  Net investment income (loss)                                                               0.29
  Net realized and unrealized gain (loss) on investments and forward foreign currency
   contracts                                                                                 1.21
                                                                                          -------
Total from investment activities                                                             1.50
                                                                                          -------
Distributions
  Net investment income                                                                     (0.28)
  Net realized gain                                                                         (0.03)
                                                                                          -------
Total distributions                                                                         (0.31)
                                                                                          -------
Net asset value, end of period                                                            $ 11.19
                                                                                          =======
Ratios/Supplemental Data
Total Return                                                                                15.10%
                                                                                          =======
Ratio to average net assets/(A)/
  Expenses/(B)/                                                                              1.55%***
  Net investment income                                                                      5.08%***
Portfolio turnover rate                                                                    497.37%
Net assets, end of period (000's)                                                         $    53

* Commencement of operations of each Class of shares was December 18, 2003. ** Effective October 1, 2006, the Fund changed its year end from September 30 to December 31.
***Annualized

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for each Class by 0.23% for the period October 1, 2006 through December 31, 2006. 0.18% for the year ended September 30, 2006, 0.49% for the year ended September 30, 2005 and 6.76% for the period ended September 30, 2004.

/(B)/Expense ratio reflects the effect of fee waivers and reimbursements.

                                TABLE OF CONTENTS


                                                            PAGE

Risk/Return Summary...........................................1
Fees and Expenses.............................................2
Objective and Strategies......................................3
Risk Factors..................................................5
Disclosure of Portfolio Holdings..............................6
Management....................................................7
Shareholder Information.......................................8
Purchasing Shares............................................10
Redeeming Shares.............................................11
Additional Information.......................................12
Distribution and Taxes.......................................15
Financial Highlights.........................................17
[GRAPHIC OMITTED]

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated May 1, 2007, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at www.theworldfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-8255)




[GRAPHIC OMITTED][GRAPHIC OMITTED]





Prospectus
May 1, 2007


Epoch Global Equity Shareholder Yield Fund -
Institutional Shares

Series of The World Funds, Inc.
     (the "Company")
A "Series" Investment Company



As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                   PROSPECTUS

                              THE WORLD FUNDS, INC.

       Epoch Global Equity Shareholder Yield Fund - Institutional Shares

                                   May 1, 2007





This prospectus describes the Epoch Global Equity Shareholder Yield Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio of securities. The Fund currently offers two classes of shares: one of which, Institutional Shares, is offered by this prospectus. Class P Shares ("Platform Shares") are offered by a separate prospectus. To obtain a prospectus for the Platform Shares, please call (800) 527-9525.





As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                               RISK/RETURN SUMMARY

Investment Objective - The primary objective of the Fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective. The Fund's investment objective may be changed without shareholder approval.

Principal Investment Strategies - The Fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the Fund invests at least 80% of its assets in a portfolio of equity securities of dividend paying companies located throughout the world, including the United States. The Fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the investment adviser (the "Adviser") believes they represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. dollars and non-U.S. currencies.

The Fund will invest in global equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. The Fund's Adviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities which, in the aggregate, possess a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, investors should realize an attractive prospective return with inherently less volatility than the global equity market as a whole.

Principal Risks - The Fund's investments are subject to market, economic and business risks. These risks may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser will achieve the Fund's investment objective.

The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Hence, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign securities, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

Although the Fund may invest across all market capitalizations, the Fund's risks increase if it invests more heavily in small or middle market capitalization companies and its share price changes may become more sudden or erratic. The stocks of small or middle market capitalization companies may be more volatile and speculative than the stocks of large market capitalization companies. Smaller and middle market capitalization companies tend to have limited resources, product, and market share and are dependent on a smaller management group than large market capitalization companies. As a result, their share prices tend to fluctuate more than those of large market capitalization companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small market capitalization stocks may fall regardless of trends in the broader market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information - The bar chart and performance table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart shows how the performance of Institutional Shares of the Fund have performed for its initial calendar year. The bar chart figures do not include any sales charges that an investor will pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Fund's Institutional Shares for the periods ended December 31, 2006 to the S& P/Citigroup Broad Market Index - Global Equity Index ("BMI Global Index") Index and the S&P/Citigroup Broad Market Index - World Index ("BMI World Index"). Please keep in mind that past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

[bar chart goes here]

2006.....25.71%

[end bar chart]

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.49% (quarter ending December 31, 2006) and the lowest return for a calendar quarter was (0.45%)(quarter ending June 30, 2006).

                                   Average Annual Total Return
                          (for the periods ending December 31, 2006)


                                                              Since Inception
                                        One Year         (12/27/05)
Institutional Shares
   Before Taxes                           25.71%            24.74%
   After Taxes on Distributions(1)        23.96%            23.02%
   After Taxes on Distributions and
        Sale of Fund Shares(1)            16.58%            19.94%
[GRAPHIC OMITTED]

BMI Global Index (2)                      21.75%            21.10%
BMI World Index (3)                       20.63%            19.93%

(1) After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns show are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or in retirement accounts.
(2) The BMI Global Index is an unmanaged index that reflects the stock markets of over 30 countries and over 9,000 securities with values expressed in U.S. dollars. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.
(3)   The BMI World Index is an unmanaged index that ______________________

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

Shareholder Transaction Fees (fees paid directly from your    Institutional
investment)                                                   Shares

Maximum Sales Charge (Load) Imposed on Purchases              None
Maximum Deferred Sales Charge (Load)                          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
and Distributions                                             None
Redemption Fees(1)(2)                                         2.00%
Exchange Fees(3)                                              None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Advisory Fee                                                  0.70%
Distribution (12b-1) and Service Fees                         None
Other Expenses(4)                                             0.35%
                                                              -----
   Acquired Fund Fees and Expenses                            0.00%
Total Annual Fund Operating Expenses                          1.05%
                                                              =====

(1) A redemption fee of 2.00% is imposed on the proceeds of Institutional Shares redeemed within six months of purchase and is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. The charge is a percentage of the NAV at the time of purchase.
(2) Your account will be charged $10 for a telephone redemption. (3) Your account will be charged $10 for a telephone exchange. (4) Other expenses include, among other expenses, administrative, custody and transfer agency fees.


Example:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

                         1 Year           3 Years         5 Years          10
                         ------           --------        -------          ---
Years

                         $107             $334            $579           $1,283


                            OBJECTIVE AND STRATEGIES

The primary investment objective of the Fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective. The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the Fund invests at least 80% of its assets in a portfolio of equity securities of dividend paying companies located throughout the world, including the United States. The Fund may also invest up to 20% of its assets in securities issued by companies located in the emerging markets when the Adviser believes they represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. dollars and non-U.S. currencies. This is not a fundamental policy and may be changed by the Board of Directors of the Company (the "Board"), without a vote of shareholders, upon sixty (60) days' prior written notice.

The Fund will invest in global equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. Market capitalization is the total market value of a company's shares. Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, when the Adviser believes such companies offer attractive opportunities. Equity securities consist of common stock, preferred stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks, real estate investment trusts ("REITs"), and master limited partnerships.

The Adviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in aggregate, possess a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, investors should realize an attractive prospective return with inherently less volatility than the global equity market as a whole.

The Adviser's goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the S&P/Citigroup Broad Market Index- World Equity Index ("BMI World Index"). The BMI Global Index is an unmanaged index that reflects the stock markets of over 30 countries and over 9000 securities with values expressed in U.S. dollars.

The foreign securities the Fund purchases may not always be purchased on the principal market. For example, depositary receipts may be purchased if trading conditions make them more attractive than the underlying security. Depositary receipts include securities such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. The market value of depositary receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

In addition to the equity securities described above, the Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds ("ETFs"). ETFs are investment companies that seek to track the performance of a particular market index. These investment companies invest in securities that are consistent with the Fund's investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. Securities of other investment companies will be acquired by the Fund within the limits contained in the Investment Company Act of 1940, as amended (the "1940 Act").

Although the Fund normally expects to be fully invested pursuant to its stated investment objective and principal strategies, up to 20% of the Fund's assets may be invested in securities issued by companies located in the emerging markets when the Adviser believes they represent attractive investment opportunities.

In determining which portfolio securities to purchase, the Adviser utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The Adviser seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the Adviser finds attractive generally have valuations lower than the Adviser's perception of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures.

Although the Fund intends to invest primarily in equity securities of dividend paying companies located throughout the world, under normal market conditions it may also invest up to 20% of its assets into high quality money market instruments and repurchase agreements. The money market instruments include commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. companies, obligations issued by the U.S. government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. Such money market instruments will be "high quality" (i.e., securities receiving one of the two highest ratings categories from a nationally recognized statistical ratings agency).

The Adviser sells or reduces a position in a security when it sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company's shares fully reflect the opportunities once thought unrecognized in share price. When the Adviser believes that objectives are not being met it can be for a number of reasons: the economic or competitive environment might be changing; company management's execution could be disappointing; or worst case, management proves to be less than forthright or have an inappropriate assessment of the company's state and the task at hand.

                                  RISK FACTORS

Stock Market Risk - The Fund is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Market Capitalization - Companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies. Therefore, to the extent that the Fund is invested more heavily in small-capitalization and/or medium-capitalization stocks, it may be more volatile than, and to fluctuate independently of, broad based stock market indices such as the BMI Global Index.

Foreign Investing - The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries.

Investments in foreign companies often are made in the applicable foreign currency, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Emerging and Developing Markets - The Fund's investments in emerging and developing countries involve the same risks that are associated with foreign investing in general (see above). In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts - In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

European Currency - Many European countries have adopted a single European currency, the Euro. On January 1, 1999, the Euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. On January 1, 2002, many national currencies were replaced by Euro coins and bank notes. This change is likely to significantly impact the European capital markets in which the Fund may invest and may result in additional risks. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

Portfolio Turnover - The Fund may engage in active and frequent trading of its portfolio securities. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Temporary Defensive Position - The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Advisor believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                   MANAGEMENT

The Company - The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the1940 Act and is commonly known as a "mutual fund." The Company has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Adviser - Epoch Investment Partners, Inc. (the "Adviser"), located at 640 Fifth Avenue, 18th Floor, New York, New York 10019, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser was organized in April, 2004. The Adviser is a subsidiary of Epoch Holding Corporation. The Adviser provides investment management services to high net worth individuals, investment companies, pension and profit-sharing plans and other institutional clients. The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.70% of the average daily net assets of the Fund. For the fiscal year ended December 31, 2006, the Adviser earned and received investment advisory fees from the Fund at the annual rate of 0.70% of the Fund's average daily net assets.

A discussion regarding the basis for the Board's approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ending December 31, 2005.

Portfolio Managers - William W. Priest, Daniel Geber, David N. Pearl, Eric Sappenfield and Michael A. Welhoelter serve as the Portfolio Managers of the Fund.


William W. Priest is a Managing Director, the Chief Executive Officer and a Portfolio Manager of Epoch Investment Partners, Inc. Prior to founding the Adviser in April 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC for two years. Prior to joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management, Chairman and CEO of Credit Suisse Asset Management Americas and CEO and Portfolio Manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, Bill developed the firm into a well-recognized investment manager with over $100 billion US under management. He is a CFA charterholder, CPA, and a graduate of Duke University and the University of Pennsylvania Wharton Graduate School of Business. He is author of several published articles and papers on investing and finance, including the books, The Financial Reality of Pension Funding Under ERISA and the most recent, Free Cash Flow and Shareholder Yield:
New Priorities for the Global Investor, published by John Wiley & Sons. He is a Director of Globe Wireless, InfraRedX and a Member of the Council on Foreign Relations.

Daniel Geber has served as a Managing Director, Portfolio Manager and Senior Analyst at Epoch Investment Partners, Inc. since 2004. From 1998 until 2004, he was a Partner at Trident Investment Management, a global equity hedge fund from 1998. From 1995 until 1998, Mr. Geber was also an Analyst at Omega Advisors, a hedge fund. Previously, he also served as an Executive Director at Goldman Sachs & Co. where he worked on private equity investments and advisory transactions including mergers, acquisitions, privatizations and equity and debt financings. Prior to his graduate studies, he was an Analyst Consultant at McKinsey and Company. Mr. Geber holds an M.B.A. from Stanford University and a B.S. with honors in Mathematics and Computer Science.

David N. Pearl has served as an Executive Vice President, Head of U.S. Equities and Portfolio Manager of Epoch Investment Partners, Inc. since 2004. From 2001 until 2004, Mr. Pearl was a Managing Director and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC, where he was responsible for managing both institutional and private client assets from 2001. From 1997 until 2001, he held a similar portfolio management position at ING Furman Selz Asset Management. Prior to that, he was a Senior Portfolio Manager at Citibank Global Asset Management. Mr. Pearl received an MBA from Stanford University Graduate School of Business, and a B.S. in Mechanical Engineering from the University of Pennsylvania.

Eric Sappenfield has served as a Managing Director, Portfolio Manager & Senior Analyst of Epoch Investment Partners, Inc. since February of 2006. Prior to joining Epoch, Eric was a research analyst at Spear Leads & Kellogg where he was responsible for credit/risk assessment. Previously, he was a senior analyst at Steinberg Priest & Sloane focusing upon high yield bonds and equities of leveraged companies. Additional experience in his 20 year plus career includes senior analytical roles at The Carlyle Group, Travelers, and Jeffries and Co. Eric holds a BA degree from Stanford University and an MBA from the University of California, Los Angeles.

Michael A. Welhoelter has served as a Managing Director and Portfolio Manager-Quantitative Research and Risk Management with Epoch Investment Partners, Inc. since 2005. From 2001 until 2005, Mr. Welhoelter was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. In this role, he managed over $5 billion in mutual funds and separately managed portfolios. From June 1997 until October 2001, he was at Credit Suisse Asset Management Group, where he was a portfolio manager in the Structured Equity group, overseeing long/short market neutral and large cap core products. Prior to joining Credit Suisse Asset Management he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management. Mr. Welhoelter holds a B.A. degree in Computer and Information Science from Colgate University. He is a member of the New York and the Society of Quantitative Analysts and he is a CFA charterholder.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Institutional Shares and Platform Shares, subtracting any liabilities attributable to the Fund's Institutional Shares and Platform Shares, and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes of the Fund may vary.

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Institutional Shares is equal to the NAV. Shares held by you are sold or exchanged at the net asset value per share next determined after a request has been received in proper form, less any applicable redemption fee on shares held for six (6) months or less. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Company may use fair value pricing more often due to the Fund's global focus.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

                                PURCHASING SHARES

Share Class Alternatives - The Fund currently offers two different classes of shares, one of which, Institutional Shares, is offered by this prospectus. Additional information concerning the Fund's Platform Shares may be obtained by reading a copy of that prospectus. The Fund is also authorized to offer Class A Shares; however, such shares are not currently offered. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has different combinations of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

You may purchase Institutional Shares of the Fund directly from First Dominion Capital Corp. (the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. Institutional Shares of the Fund are also offered through financial supermarkets, advisers and consultants and other investment professionals. There are no sales charges in connection with purchasing Institutional Shares of the Fund. Investment professionals who offer Institutional Shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Share Transactions - You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

Customer Identification Program - Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:

o        Name;
o        Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments - The minimum initial investment for Institutional Shares of the Fund is $100,000. Subsequent investments must be in amounts of $10,000 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

By Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. When you buy shares, be sure to specify the class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

By Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at
(800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase Institutional Shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

                                REDEEMING SHARES

You may redeem Institutional Shares of the Fund at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your Institutional Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Company's procedure is to redeem Institutional Shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. A two percent (2.00%) redemption fee is deducted from the proceeds of the Fund's Institutional Shares if shares are redeemed within six (6) months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell Institutional Shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of Institutional Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account if it has a value of less than the required minimum investment. If you bring your account balance up to the required minimum no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Exchange Privileges - You may exchange all or a portion of your shares in the Fund for the shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. You may pay a redemption fee on an exchange based on the date you bought the original shares you exchanged.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Portfolio Managers, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Portfolio Managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

Funds (such as this Fund) that may invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). In addition, if the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

In an effort to deter market timing or other abusive trading activities, the Company has adopted a redemption fee. A 2.00% redemption fee shall be imposed on any shares redeemed within six (6) months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. This redemption fee is meant to prevent short-term trading in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. The redemption fee shall not apply towards shares purchased with the reinvestment of dividends. In determining the amount of any redemption fee, the shares having been held the longest in the account shall be considered redeemed first.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination - Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares - If you wish to transfer Institutional Shares to another owner, send a written request to the Transfer Agent. Your request should include
(i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the Institutional Shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and
(vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

General - The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid at least annually. The Fund intends to distribute any net capital gains at least annually.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent further legislation, such long-term capital gains rates will not apply to qualified dividend income distributed after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in shares of the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Tait, Weller & Baker LLP independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                        Class I Shares                 Class P Shares
                                                          ------------------------------             -------------------
                                                             Year ended        Period ended             Period ended
                                                          December 31, 2006 December 31, 2005*       December 31, 2006**
                                                          ----------------- ------------------       -------------------
Net asset value, beginning of period                          $  14.92           $ 15.00                   $16.00
                                                              --------           -------                   ------
Investment activities
  Net investment income (loss)                                    0.63              0.00/[1]/                0.19
  Net realized and unrealized gain (loss) on investments          3.13             (0.08)                    1.99
                                                              --------           -------                   ------
  Total from investment activities                                3.76             (0.08)                    2.18
                                                              --------           -------                   ------
Distributions
  Net investment income                                          (0.63)               --                    (0.21)
  Net realized gain                                              (0.03)               --                    (0.03)
                                                              --------           -------                   ------
  Total distributions                                            (0.66)               --                    (0.24)
                                                              --------           -------                   ------
Net asset value, end of period                                $  18.02           $ 14.92                   $17.94
                                                              ========           =======                   ======
Total Return                                                     25.71%            (0.53%)                  13.73%
                                                              ========           =======                   ======
Ratios/Supplemental Data
Ratio to average net assets
  Expenses, net                                                   1.05%             1.10%/(A)(B)/***         1.30%***
  Net investment income (loss)                                    3.88%            (1.10%)***                2.74%***
Portfolio turnover rate                                          32.40%             0.00%                   32.40%
Net assets, end of period (000's)                             $272,016           $71,432                   $1,593

*Commencement of operations was December 27, 2005.
**Commencement of operations was August 3, 2006.
***Annualized
/[1]/Less than one cent per share.
/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 2.49% for the period ended December 31, 2005.
/(B)/Expense ratio -- net reflects the effect of the management fee waivers and reimbursement of expenses in 2005.

                                TABLE OF CONTENTS

                                                      PAGE

Risk/Return Summary.....................................1
Fees and Expenses.......................................2
Objective and Strategies................................3
Risk Factors............................................5
Disclosure of Portfolio Holdings........................6
Management..............................................7
Shareholder Information.................................8
Purchasing Shares......................................10
Redeeming Shares.......................................11
Additional Information.................................13
Distribution and Taxes.................................16
Distribution Arrangements..............................17
Financial Highlights...................................17
[GRAPHIC OMITTED]

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated May 1, 2007, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at: www.theworldfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-8255)



[GRAPHIC OMITTED][GRAPHIC OMITTED]





Prospectus
May 1, 2007


Epoch Global Equity Shareholder Yield Fund -
Platform Shares

Series of The World Funds, Inc.
     (the "Company")
A "Series" Investment Company



As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                   PROSPECTUS

                              THE WORLD FUNDS, INC.

         Epoch Global Equity Shareholder Yield Fund - Platform Shares

                                   May 1, 2007





This prospectus describes the Epoch Global Equity Shareholder Yield Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio of securities. The Fund currently offers two classes of shares, one of which, Class P Shares ("Platform Shares"), is offered by this prospectus. Institutional Shares are offered by a separate prospectus. To obtain a prospectus for the Institutional Shares, please call
(800) 527-9525.





As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                               RISK/RETURN SUMMARY

Investment Objective - The primary objective of the Fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective. The Fund's investment objective may be changed without shareholder approval.

Principal Investment Strategies - The Fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the Fund invests at least 80% of its assets in a portfolio of equity securities of dividend paying companies located throughout the world, including the United States. The Fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the investment adviser (the "Adviser") believes they represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. dollars and non-U.S. currencies.

The Fund will invest in global equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. The Fund's Adviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities which, in the aggregate, possess a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, investors should realize an attractive prospective return with inherently less volatility than the global equity market as a whole.

Principal Risks - The Fund's investments are subject to market, economic and business risks. These risks may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser will achieve the Fund's investment objective.

The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Hence, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign securities, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

Although the Fund may invest across all market capitalizations, the Fund's risks increase if it invests more heavily in small or middle market capitalization companies and its share price changes may become more sudden or erratic. The stocks of small or middle market capitalization companies may be more volatile and speculative than the stocks of large market capitalization companies. Smaller and middle market capitalization companies tend to have limited resources, product, and market share and are dependent on a smaller management group than large market capitalization companies. As a result, their share prices tend to fluctuate more than those of large market capitalization companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small market capitalization stocks may fall regardless of trends in the broader market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information - No performance information is being presented because Platform Shares of the Fund have not yet completed a full calendar year of investment operations.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

Shareholder Transaction Fees (fees paid directly from your    Platform
investment)                                                   Shares

Maximum Sales Charge (Load) Imposed on Purchases              None
Maximum Deferred Sales Charge (Load)                          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
and Distributions                                             None
Redemption Fees(1)(2)                                         2.00%
Exchange Fees(3)                                              None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Advisory Fee                                                  0.70%
Distribution (12b-1) Service Fees(4)                          0.25%
Other Expenses(5)                                             0.35%
   Acquired Fund Fees and Expenses                            0.00%
                                                              -----
Total Annual Fund Operating Expenses                          1.30%
                                                              =====

(1) A redemption fee of 2.00% is imposed on the proceeds of Platform Shares redeemed within six months of purchase and is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. The charge is a percentage of the NAV at the time of purchase.
(2)   Your account will be charged $10 for a telephone redemption.
(3)   Your account will be charged $10 for a telephone exchange.
(4) The Board of Directors of the Company (the "Board") has approved a Plan of Distribution for the Platform Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution and service fees to the distributor of the Fund. Platform Shares may pay a maximum distribution fee of up to .25% of average daily net assets. See "Distribution Arrangements - Rule 12b-1 Fees." The higher 12b-1 fees borne by the Platform Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.
(5) Other expenses include among other expenses, administrative, custody and transfer agency fees. Other expenses also include up to 0.15% service fees which may be paid pursuant to a service plan.

Example:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

              1 Year           3 Years         5 Years          10 Years

               $132             $412            $713             $1,568

                            OBJECTIVE AND STRATEGIES

The primary investment objective of the Fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective. The Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the Fund invests at least 80% of its assets in a portfolio of equity securities of dividend paying companies located throughout the world, including the United States. The Fund may also invest up to 20% of its assets in securities issued by companies located in the emerging markets when the Adviser believes they represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. dollars and non-U.S. currencies. This is not a fundamental policy and may be changed by the Board, without a vote of shareholders, upon sixty (60) days' prior written notice.

The Fund will invest in global equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. Market capitalization is the total market value of a company's shares. Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, when the Adviser believes such companies offer attractive opportunities. Equity securities consist of common stock, preferred stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks, real estate investment trusts ("REITs"), and master limited partnerships.

The Adviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities that, in aggregate, possess a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, investors should realize an attractive prospective return with inherently less volatility than the global equity market as a whole.

The Adviser's goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the S&P/Citigroup Broad Market Index- World Equity Index ("BMI World Index"). The BMI Global Index is an unmanaged index that reflects the stock markets of over 30 countries and over 9000 securities with values expressed in U.S. dollars.

The foreign securities the Fund purchases may not always be purchased on the principal market. For example, depositary receipts may be purchased if trading conditions make them more attractive than the underlying security. Depositary receipts include securities such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depositary, whereas an unsponsored facility is established by the depositary without participation by the issuer of the underlying security. The market value of depositary receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

In addition to the equity securities described above, the Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds ("ETFs"). ETFs are investment companies that seek to track the performance of a particular market index. These investment companies invest in securities that are consistent with the Fund's investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. Securities of other investment companies will be acquired by the Fund within the limits contained in the1940 Act.

Although the Fund normally expects to be fully invested pursuant to its stated investment objective and principal strategies, up to 20% of the Fund's assets may be invested in securities issued by companies located in the emerging markets when the Adviser believes they represent attractive investment opportunities.

In determining which portfolio securities to purchase, the Adviser utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The Adviser seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the Adviser finds attractive generally have valuations lower than the Adviser's perception of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures.

Although the Fund intends to invest primarily in equity securities of dividend paying companies located throughout the world, under normal market conditions it may also invest up to 20% of its assets into high quality money market instruments and repurchase agreements. The money market instruments include commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. companies, obligations issued by the U.S. government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. Such money market instruments will be "high quality" (i.e., securities receiving one of the two highest ratings categories from a nationally recognized statistical ratings agency).

The Adviser sells or reduces a position in a security when it sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company's shares fully reflect the opportunities once thought unrecognized in share price. When the Adviser believes that objectives are not being met it can be for a number of reasons: the economic or competitive environment might be changing; company management's execution could be disappointing; or worst case, management proves to be less than forthright or have an inappropriate assessment of the company's state and the task at hand.

                                  RISK FACTORS

Stock Market Risk - The Fund is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Market Capitalization - Companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies. Therefore, to the extent that the Fund is invested more heavily in small-capitalization and/or medium-capitalization stocks, it may be more volatile than, and to fluctuate independently of, broad based stock market indices such as the BMI Global Index.

Foreign Investing - The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries.

Investments in foreign companies often are made in the applicable foreign currency, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Emerging and Developing Markets - The Fund's investments in emerging and developing countries involve the same risks that are associated with foreign investing in general (see above). In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts - In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

European Currency - Many European countries have adopted a single European currency, the Euro. On January 1, 1999, the Euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. On January 1, 2002, many national currencies were replaced by Euro coins and bank notes. This change is likely to significantly impact the European capital markets in which the Fund may invest and may result in additional risks. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

Portfolio Turnover - The Fund may engage in active and frequent trading of its portfolio securities. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Temporary Defensive Position - The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Advisor believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


                                   MANAGEMENT

The Company - The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund." The Company has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Adviser - Epoch Investment Partners, Inc. (the "Adviser"), located at 640 Fifth Avenue, 18th Floor, New York, New York 10019, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser was organized in April, 2004. The Adviser is a subsidiary of Epoch Holding Corporation. The Adviser provides investment management services to high net worth individuals, investment companies, pension and profit-sharing plans and other institutional clients. The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.70% of the average daily net assets of the Fund. For the fiscal year ended December 31, 2006, the Adviser earned and received investment advisory fees from the Fund at the annual rate of 0.70% of the Fund's average daily net assets.

A discussion regarding the basis for the Board's approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ending December 31, 2005.

Portfolio Managers - William W. Priest, Daniel Geber, David N. Pearl, Eric Sappenfield and Michael A. Welhoelter serve as the Portfolio Managers of the Fund.

William W. Priest is a Managing Director, the Chief Executive Officer and a Portfolio Manager of Epoch Investment Partners, Inc. Prior to founding the Adviser in April 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC for two years. Prior to joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management, Chairman and CEO of Credit Suisse Asset Management Americas and CEO and Portfolio Manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, Bill developed the firm into a well-recognized investment manager with over $100 billion US under management. He is a CFA charterholder, CPA, and a graduate of Duke University and the University of Pennsylvania Wharton Graduate School of Business. He is author of several published articles and papers on investing and finance, including the books, The Financial Reality of Pension Funding Under ERISA and the most recent, Free Cash Flow and Shareholder Yield:
New Priorities for the Global Investor, published by John Wiley & Sons. He is a Director of Globe Wireless, InfraRedX and a Member of the Council on Foreign Relations.

Daniel Geber has served as a Managing Director, Portfolio Manager and Senior Analyst at Epoch Investment Partners, Inc. since 2004. From 1998 until 2004, he was a Partner at Trident Investment Management, a global equity hedge fund from 1998. From 1995 until 1998, Mr. Geber was also an Analyst at Omega Advisors, a hedge fund. Previously, he also served as an Executive Director at Goldman Sachs & Co. where he worked on private equity investments and advisory transactions including mergers, acquisitions, privatizations and equity and debt financings. Prior to his graduate studies, he was an Analyst Consultant at McKinsey and Company. Mr. Geber holds an M.B.A. from Stanford University and a B.S. with honors in Mathematics and Computer Science.

David N. Pearl has served as Executive Vice President, Head of U.S. Equities and Portfolio Manager of Epoch Investment Partners, Inc. since 2004. From 2001 until 2004, Mr. Pearl was a Managing Director and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC, where he was responsible for managing both institutional and private client assets from 2001. From 1997 until 2001, he held a similar portfolio management position at ING Furman Selz Asset Management. Prior to that, he was a Senior Portfolio Manager at Citibank Global Asset Management. Mr. Pearl received an MBA from Stanford University Graduate School of Business, and a B.S. in Mechanical Engineering from the University of Pennsylvania.

Eric Sappenfield has served as a Managing Director, Portfolio Manager & Senior Analyst of Epoch Investment Partners, Inc. since February of 2006. Prior to joining Epoch, Eric was a research analyst at Spear Leads & Kellogg where he was responsible for credit/risk assessment. Previously, he was a senior analyst at Steinberg Priest & Sloane focusing upon high yield bonds and equities of leveraged companies. Additional experience in his 20 year plus career includes senior analytical roles at The Carlyle Group, Travelers, and Jeffries and Co. Eric holds a BA degree from Stanford University and an MBA from the University of California, Los Angeles.

Michael A. Welhoelter has served as a Managing Director and Portfolio Manager-Quantitative Research and Risk Management with Epoch Investment Partners, Inc. since 2005. From 2001 until 2005, Mr. Welhoelter was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. In this role, he managed over $5 billion in mutual funds and separately managed portfolios. From June 1997 until October 2001, he was at Credit Suisse Asset Management Group, where he was a portfolio manager in the Structured Equity group, overseeing long/short market neutral and large cap core products. Prior to joining Credit Suisse Asset Management he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management. Mr. Welhoelter holds a B.A. degree in Computer and Information Science from Colgate University. He is a member of the New York and the Society of Quantitative Analysts and he is a CFA charterholder.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Institutional Shares and Platform Shares, subtracting any liabilities attributable to the Fund's Institutional Shares and Platform Shares, and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes of the Fund may vary.

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Platform Shares is equal to the NAV. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable redemption fee on shares held for six (6) months or less. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Company may use fair value pricing more often due to the Fund's global focus.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

                                PURCHASING SHARES

Share Class Alternatives - The Fund currently offers two different classes of shares, one of which, Platform Shares, is offered by this prospectus. Additional information concerning the Fund's Institutional Shares may be obtained by reading a copy of that prospectus. The Fund is also authorized to offer Class A Shares; however, such shares are not currently offered. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has different combinations of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

You may purchase Platform Shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the First Dominion Capital Corp. (the "Distributor") to sell shares of the Fund (collectively, "Financial Intermediaries"). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 527-9525. There are no sales charges in connection with purchasing Platform Shares of the Fund. Financial Intermediaries who offer Platform Shares may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different.

Share Transactions - You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. If you hold an account through a Financial Intermediary, you may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting your Financial Intermediary. Financial Intermediaries may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement.

Customer Identification Program - Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:

o        Name;
o        Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments - The minimum initial investment for Platform Shares of the Fund is $2,500. Subsequent investments must be in amounts of $100 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

By Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. When you buy shares, be sure to specify the class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

By Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at
(800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase Platform Shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

                                REDEEMING SHARES

You may redeem Platform Shares of the Fund at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your Platform Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Company's procedure is to redeem Platform Shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. A two percent (2.00%) redemption fee is deducted from the proceeds of the Fund's Platform Shares if shares are redeemed within six (6) months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell Platform Shares through a Financial Intermediary, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of Platform Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.


                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account if it has a value of less than the required minimum investment. If you bring your account balance up to the required minimum no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Automatic Investment Plan - Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of Fund by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges - You may exchange all or a portion of your shares in the Fund for the shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. You may pay a redemption fee on an exchange based on the date you bought the original shares you exchanged.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Portfolio Managers, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Portfolio Managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

Funds (such as this Fund) that may invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). In addition, if the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

In an effort to deter market timing or other abusive trading activities, the Company has adopted a redemption fee. A 2.00% redemption fee shall be imposed on any shares redeemed within six (6) months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. This redemption fee is meant to prevent short-term trading in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. The redemption fee shall not apply towards shares purchased with the reinvestment of dividends. In determining the amount of any redemption fee, the shares having been held the longest in the account shall be considered redeemed first.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination - Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares - If you wish to transfer Platform Shares to another owner, send a written request to the Transfer Agent. Your request should include
(i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the Platform Shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

General - The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid at least annually. The Fund intends to distribute any net capital gains at least annually.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent further legislation, such long-term capital gains rates will not apply to qualified dividend income distributed after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's distributor. Investment professionals who offer Platform Shares may request fees from their individual clients. If you invest through a financial intermediary, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Rule 12b-1 Fees - The Board has adopted a Distribution Plan for the Fund's Platform Shares (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Fund may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the distributor. The fee paid to the distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the distributor to provide such services. Because these fees are paid out of the Platform Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Payments to Financial Intermediaries - Certain financial intermediaries that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These fees (service fees) are paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. As of the date of this prospectus, Platform Shares of the Fund have not operated for a full year. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund's financial highlights for the periods presented have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                        Class I Shares                 Class P Shares
                                                          ------------------------------             -------------------
                                                             Year ended        Period ended             Period ended
                                                          December 31, 2006 December 31, 2005*       December 31, 2006**
                                                          ----------------- ------------------       -------------------
Net asset value, beginning of period                          $  14.92           $ 15.00                   $16.00
                                                              --------           -------                   ------
Investment activities
  Net investment income (loss)                                    0.63              0.00/[1]/                0.19
  Net realized and unrealized gain (loss) on investments          3.13             (0.08)                    1.99
                                                              --------           -------                   ------
  Total from investment activities                                3.76             (0.08)                    2.18
                                                              --------           -------                   ------
Distributions
  Net investment income                                          (0.63)               --                    (0.21)
  Net realized gain                                              (0.03)               --                    (0.03)
                                                              --------           -------                   ------
  Total distributions                                            (0.66)               --                    (0.24)
                                                              --------           -------                   ------
Net asset value, end of period                                $  18.02           $ 14.92                   $17.94
                                                              ========           =======                   ======
Total Return                                                     25.71%            (0.53%)                  13.73%
                                                              ========           =======                   ======
Ratios/Supplemental Data
Ratio to average net assets
  Expenses, net                                                   1.05%             1.10%/(A)(B)/***         1.30%***
  Net investment income (loss)                                    3.88%            (1.10%)***                2.74%***
Portfolio turnover rate                                          32.40%             0.00%                   32.40%
Net assets, end of period (000's)                             $272,016           $71,432                   $1,593

*Commencement of operations was December 27, 2005.
**Commencement of operations was August 3, 2006.
***Annualized
/[1]/Less than one cent per share.
/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 2.49% for the period ended December 31, 2005.
/(B)/Expense ratio -- net reflects the effect of the management fee waivers and reimbursement of expenses in 2005.

     TABLE OF CONTENTS

                                     PAGE

Risk/Return Summary....................1
Fees and Expenses......................2
Objective and Strategies...............3
Risk Factors...........................5
Disclosure of Portfolio Holdings.......7
Management.............................7
Shareholder Information................8
Purchasing Shares......................9
Redeeming Shares......................11
Additional Information................12
Distribution and Taxes................15
Financial Highlights..................16
[GRAPHIC OMITTED]
You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated May 1, 2007, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports and the SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at: www.theworldfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-8255)
[GRAPHIC OMITTED][GRAPHIC OMITTED]






Prospectus
May 1, 2007


Epoch International Small Cap Fund -- Institutional Shares
Series of The World Funds, Inc.
     (the "Company")
A "Series"  Investment  Company



As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                   PROSPECTUS
                              THE WORLD FUNDS, INC.
           Epoch International Small Cap Fund - Institutional Shares
                                   May 1, 2007


This prospectus describes the Epoch International Small Cap Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio of securities. The Fund currently offers two classes of shares, one of which, Institutional Shares, is offered by this prospectus. Class P Shares ("Platform Shares") are offered by a separate prospectus. To obtain a prospectus for the Platform Shares, please call (800) 527-9525.



As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                               RISK/RETURN SUMMARY

Investment Objective - Long-term capital appreciation.

Principal Investment Strategies - The Fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of equity securities. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. Normally, the Fund will invest at least 80% of its assets in the equity securities of "small capitalization" companies located outside of the United States. Typically, a company is considered to be a "small capitalization" company if it has, at the time of purchase by the Fund, a market capitalization that is in the bottom 25% of publicly traded companies in each country where the Fund invests. The Fund's investment adviser, Epoch Investment Partners, Inc. (the "Adviser"), expects that the average market capitalization of the companies in the Fund's portfolio will be approximately $3 billion (U.S. dollars) at the time of purchase. The Adviser presently intends to use as its benchmark a diversified international equity small cap index such as the S&P/Citigroup Extended Market Index (EMI) Europe Pacific Asia Composite (EPAC), which is commonly referred to as "EMI EPAC Index." The EMI EPAC Index is an unmanaged relative small cap index measuring the performance of a diverse range of global markets, including every stock with over $100 million (U. S. dollars) in float adjusted market cap. The EMI EPAC Index is made up of stocks in the bottom 20% market cap of each country. The EMI EPAC Index contained 3,804 companies as of March 31, 2007.

The Fund will normally invest in companies located in at least three countries outside of the United States. Although the Fund is not subject to any additional geographic requirement, the Fund expects that the majority of its investments will be in the developed markets of Western Europe and Asia. The Fund may invest more than 25% of its assets in securities of companies located in each of the United Kingdom and Japan.

Principal Risks - The Fund's investments are subject to market, economic and business risks. These risks may cause the Fund's net asset value (the "NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser will achieve the Fund's objective.

The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U. S. securities. Hence, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

The Fund will invest in the equity securities of "small capitalization" companies. The stocks of small capitalization companies may be more volatile and speculative than the stocks of "large capitalization" companies. Smaller companies tend to have limited resources, product, and market share and are dependent on a smaller management group than larger companies. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small company stocks may fall regardless of trends in the broader market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information - The bar chart and performance table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart shows how the performance of Institutional Shares of the Fund have performed for its initial calendar year. The bar chart figures do not include any sales charges that an investor will pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Fund's Institutional Shares for the periods ended December 31, 2006 to The S& P/Citigroup Extended Market Index - Europe Pacific Asia Composite Index ("EMI EPAC Index"). Please keep in mind that past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

[bar chart goes here]

2006    38.40%

[end bar chart]

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.74% (quarter ending March 31, 2006) and the lowest return for a calendar quarter was (1.12%)(quarter ending June 30, 2006).

                                   Average Annual Total Return
                          (for the periods ending December 31, 2006)


                                                                 Since Inception
                                                   One Year         (01/25/05)
Institutional Shares
   Before Taxes                                   38.40%             31.00%
   After Taxes on Distributions(1)                36.58%             30.11%
   After Taxes on Distributions and
        Sale of Fund Shares(1)                    25.74%             26.45%
[GRAPHIC OMITTED]

EMI EPAC Index(2)                                 30.35%             27.58%

 (1) After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or in retirement accounts.
(2) The S & P/Citigroup Extended Market Index - Europe Pacific Asia Composite is an unmanaged relative small cap index measuring the performance of a diverse range of global markets including every stock with over $100 million (U.S. dollars) in float adjusted market cap. The EMI EPAC Index is made up of stocks in the bottom 20% market cap of each country. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

Shareholder Transaction Fees (fees paid directly from    Institutional
your investment)                                         Shares

Maximum Sales Charge (Load) Imposed on Purchases         None
Maximum Deferred Sales Charge (Load)                     None
Maximum Sales Charge (Load) Imposed on Reinvested        None
Dividends and Distributions
Redemption Fee(1)(2)                                     2.00%
Exchange Fee(3)                                          None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Advisory Fee                                             1.10%
Distribution (12b-1) and Service Fees                    None
Other Expenses(4)                                        0.45%
                                                         -----
   Acquired Fund Fees and Expenses                       0.00%
                                                         =====
Total Annual Fund Operating Expenses(5)                  1.55%
                                                         =====

(1) A redemption fee of 2.00% is imposed on the proceeds of Institutional Shares redeemed within six months of purchase and is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. The charge is a percentage of the NAV at the time of purchase.
(2)   Your account will be charged $10 for a telephone redemption.
(3)   Your account will be charged $10 for a telephone exchange.
(4) "Other Expenses"include, among other expenses, administrative, custody and transfer agency fees.
(5) The Adviser has contractually agreed to waive or limit its fees until January 14, 2008, so that the ratio of total annual operating expenses for the Fund's Institutional Shares is limited to 1.75%. The Adviser may recover the sum of all fees previously waived by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above.

Example:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

   1 Year     3 Years    5 Years    10 Years
   ------     -------               --------

    $158        $490      $845       $1,845

                            OBJECTIVE AND STRATEGIES

The Fund's investment objective is long-term capital appreciation. The Fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of equity securities. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. Normally, the Fund will invest at least 80% of its assets in the equity securities of "small capitalization" companies located outside of the United States. This is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders, upon sixty (60) days' prior written notice.

Typically, a company is considered to be a "small capitalization" company if it has, at the time of purchase by the Fund, a market capitalization that is in the bottom 25% of publicly traded companies in each country where the Fund invests. The Adviser expects that the average market capitalization of the companies in the Fund's portfolio will be approximately $3 billion (U.S. dollars) at the time of purchase.

The Fund will normally invest in companies located in at least three countries outside of the United States. Although the Fund is not subject to any additional geographic requirement, the Fund expects that the majority of its investments will be in the developed markets of Western Europe and Asia. The Fund may invest more than 25% of its assets in securities of companies located in each of the United Kingdom and Japan.

A company is considered to be located in a particular country if it: (i) is organized under the laws of the country; (ii) has securities which are principally traded on a stock exchange in the country; (iii) derives at least 50% of its revenues from goods produced or sold, investments made, or services performed in the country; or (iv) maintains at least 50% of its assets in the country.
The securities the Fund purchases may not always be purchased on the principal market. For example, depositary receipts may be purchased if trading conditions make them more attractive than the underlying security. Depositary receipts include securities such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). ADRs are securities, typically issued by a U.
S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U. S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depositary, whereas an unsponsored facility is established by the depositary without participation by the issuer of the underlying security. The market value of depositary receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

In addition to the equity securities described above, the Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds ("ETFs"). These investment companies invest in securities that are consistent with the Fund's investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these securities. Securities of other investment companies will be acquired by the Fund within the limits contained in the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund may use derivatives such as options on stock or bond indices, financial and currency futures contracts and related options, and currency options. In addition, the Fund has the authority to enter into forward contracts to purchase or sell foreign currencies, purchase and write covered call options on foreign currencies and to enter into contracts for the purchase or sale for future delivery of foreign currencies. The Fund will engage in these financial and currency futures contracts and related options and currency options as a hedging technique to minimize the effect of currency fluctuations on the Fund and not for speculative purposes. Although the Fund normally expects to be fully invested pursuant to its stated objective and principal strategies, up to 20% of the Fund's assets may be invested in the equity securities of companies that have medium or large market capitalizations, and in fixed-income securities, both foreign and domestic.

In determining which portfolio securities to purchase, the Adviser utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The Adviser seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the Adviser finds attractive generally have valuations lower than the Adviser's perception of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures.

In determining which portfolio securities to sell, the Adviser considers the following: (i) if a stock appreciates such that, as a total percentage of the portfolio, it becomes too large; (ii) if the sector or stock appears to be under-performing; (iii) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (iv) the desirability of selling loss positions in order to reduce taxable gains to Fund shareholders reflected in earlier sales of positions with gains; and (v) whether securities should be sold to raise funds to cover redemptions.


                                  RISK FACTORS


Stock Market Risk - The Fund is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment In Small Cap Companies -- The Fund invests in small capitalization companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with smaller capital structures. Historically, stocks of small cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of small cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small cap companies to changing economic conditions. Besides exhibiting greater volatility, small cap company stocks may, to a degree, fluctuate independently of larger company stocks. Small cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of Fund shares to be more volatile than the shares of mutual funds investing primarily in larger capitalization stocks. Further, stocks of small cap companies tend to trade at a lower volume than do those of larger capitalization companies.

Foreign Investing - The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U. S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.
S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries.

Investments in foreign companies often are made in the applicable foreign currency, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U. S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U. S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U. S. securities.

The Fund's ability to concentrate investments in companies located in the United Kingdom and Japan will subject the Fund to the risks of adverse social, political or economic events which occur in those countries. Specifically, investments in the Japanese stock market may entail a higher degree of risk than investments in other markets. The prices of securities traded on the Japanese markets may be more volatile than many other markets. In addition, political and economic developments occurring in Europe, especially as they relate to changes in the structure of the European Economic Community, may affect the Fund's investments in the United Kingdom.

Emerging and Developing Markets - The Fund's investments in emerging and developing countries involve the same risks that are associated with foreign investing in general (see above). In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts - In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U. S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

European Currency - Many European countries have adopted a single European currency, the Euro. On January 1, 1999, the Euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. On January 1, 2002, many national currencies were replaced by Euro coins and bank notes. This change is likely to significantly impact the European capital markets in which the Fund may invest and may result in additional risks. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

Options, Futures and Options on Futures - The Adviser may use derivatives such as options on stock or bond indices, financial and currency futures contracts and related options, and currency options. There is no guarantee such strategies will work. If the Adviser is not successful in employing such instruments in managing the Fund's portfolio, the Fund's performance will be worse than if it did not employ such strategies. Successful use by the Adviser of options on stock or bond indices, financial and currency futures contracts and related options and currency options will be subject to the Adviser's ability to predict correctly movements in the direction of the securities and currency markets generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In writing options on futures, the Fund's loss is potentially unlimited and may exceed the amount of the premium received.

Certain positions may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any specific time. Thus, it may not be possible to close such a position and this could have an adverse impact on the Fund. When trading options on foreign exchanges or in the OTC market many of the protections afforded to exchange participants will not be available and a secondary market may not exist.

Portfolio Turnover - The Fund may engage in active and frequent trading of its portfolio securities. Frequent trading can result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Temporary Defensive Position - The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Advisor believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


                                   MANAGEMENT

The Company - The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is commonly known as a "mutual fund." The Company has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Adviser - Epoch Investment Partners, Inc., located at 640 Fifth Avenue, 18th Floor, New York, New York 10019, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser was organized in April, 2004. The Adviser is a subsidiary of Epoch Holding Corporation. The Adviser provides investment management services to high net worth individuals, investment companies, pension and profit-sharing plans and other institutional clients. The Adviser, subject to the general supervision of the Board of Directors of the Company, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.10% of the average daily net assets of the Fund. For the fiscal year ended December 31, 2006, the Adviser earned and received investment advisory fees from the Fund at the annual rate of 1.10% of the Fund's average daily net assets.

A discussion regarding the basis for the Board re-approving the Advisory Agreement with Epoch Investment Partners, Inc. is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2006.

In the interest of limiting the expenses of the Fund's Institutional Shares, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees until January 14, 2008 so that the ratio of total annual operating expenses for the Fund's Institutional Shares will not exceed 1.75% of the Fund's average daily net assets. This limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of any fees waived. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

Portfolio Managers - William W. Priest, Daniel Geber and Michael A. Welhoelter serve as the Portfolio Managers of the Fund.

William W. Priest is a Managing Director, the Chief Executive Officer and a Portfolio Manager of Epoch Investment Partners, Inc. Prior to founding the Adviser in April 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC for two years. Prior to joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management, Chairman and CEO of Credit Suisse Asset Management Americas and CEO and Portfolio Manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, Mr. Priest developed the firm into a well-recognized investment manager with over $100 billion US under management. He is a CFA charterholder, CPA, and a graduate of Duke University and the University of Pennsylvania Wharton Graduate School of Business. He is author of several published articles and papers on investing and finance, including the books, The Financial Reality of Pension Funding Under ERISA and the most recent, Free Cash Flow and Shareholder Yield: New Priorities for the Global Investor, published by John Wiley & Sons. He is a Director of Globe Wireless, InfraRedX and a Member of the Council on Foreign Relations.

Daniel Geber has served as a Managing Director; Portfolio Manager and Senior Analyst at Epoch Investment Partners, Inc. since 2004. From 1998 until 2004, he was a Partner at Trident Investment Management, a global equity hedge fund from 1998. From 1995 until 1998, Mr. Geber was also an Analyst at Omega Advisors, a hedge fund. Previously, he also served as an Executive Director at Goldman Sachs & Co. where he worked on private equity investments and advisory transactions including mergers, acquisitions, privatizations and equity and debt financings. Prior to his graduate studies, he was an Analyst Consultant at McKinsey and Company. Mr. Geber holds an M.B.A. from Stanford University and a B.S. with honors in Mathematics and Computer Science.

Michael A. Welhoelter has served as a Managing Director, Portfolio Manager-Quantitative Research and Risk Management for Epoch Investment Partners, Inc. since 2005. From 2001 until 2005, Mr. Welhoelter was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. In this role, he managed over $5 billion in mutual funds and separately managed portfolios. From June 1997 until October 2001, he was at Credit Suisse Asset Management Group, where he was a portfolio manager in the Structured Equity group, overseeing long/short market neutral and large cap core products. Prior to joining Credit Suisse Asset Management he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management. Mr. Welhoelter holds a B.A. degree in Computer and Information Science from Colgate University. He is a member of the New York and the Society of Quantitative Analysts and he is a CFA charterholder.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Institutional Shares and Platform Shares, subtracting any liabilities attributable to the Fund's Institutional Shares and Platform Shares, and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes of the Fund may vary.

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Institutional Shares is equal to the net asset value. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable redemption FEE on shares held for six (6) months or less. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U. S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Company may use fair value pricing more often due to the Fund's international focus.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

                                PURCHASING SHARES

Share Class Alternatives - The Fund currently offers two different classes of shares, one of which, Institutional Shares, is offered by this prospectus. Additional information concerning the Fund's Platform Shares may be obtained by reading a copy of that prospectus. The Fund is also authorized to offer Class A Shares, however such shares are not currently offered. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has different combinations of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

You may purchase Institutional Shares of the Fund directly from First Dominion Capital Corp. (the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. Institutional Shares of the Fund are also offered through financial supermarkets, advisers and consultants and other investment professionals. There are no sales charges in connection with purchasing Institutional Shares of the Fund. Investment professionals who offer Institutional Shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Share Transactions - You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

Customer Identification Program - Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:

o  Name;
o  Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments - The minimum initial investment for Institutional Shares of the Fund is $100,000. Subsequent investments must be in amounts of $10,000 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

Purchases by Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Investing by Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase Institutional Shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.
                                REDEEMING SHARES

You may redeem Institutional Shares of the Fund at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your Institutional Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Company's procedure is to redeem Institutional Shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. A two percent (2.00%) redemption fee is deducted from the proceeds of the Fund's Institutional Shares if shares are redeemed within six (6) months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell Institutional Shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of Institutional Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account if it has a value of less than the required minimum investment. If you bring your account balance up to the required minimum no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Exchange Privileges - You may exchange all or a portion of your shares in the Fund for the shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Portfolio Managers, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Portfolio Managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

Funds (such as this Fund) that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). In addition, if the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

In an effort to deter market timing or other abusive trading activities, the Company has adopted a redemption fee. A 2.00% redemption fee shall be imposed on any shares redeemed within six (6) months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. This redemption fee is meant to prevent short-term trading in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. The redemption fee shall not apply towards shares purchased with the reinvestment of dividends. In determining the amount of any redemption fee, the shares having been held the longest in the account shall be considered redeemed first.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination - Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares - If you wish to transfer Institutional Shares to another owner, send a written request to the Transfer Agent. Your request should include
(i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the Institutional Shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and
(vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

General - The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.


                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains.
Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent further legislation, such long-term capital gains rates will not apply to qualified dividend income distributed after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.


                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in shares of the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Tait, Weller & Baker LLP independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                         Class I Shares              Class P Shares
                                                              --------------------------------     -------------------
                                                                 Year ended        Period ended       Period ended
                                                              December 31, 2006 December 31, 2005* December 31, 2006**
                                                              ----------------- ------------------ -------------------
Net asset value, beginning of period                              $  18.26           $  15.00            $21.20
                                                                  --------           --------            ------
Investment activities
  Net investment income (loss)                                       (0.01)              0.02              (.02)
  Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                      7.00               3.24            $ 3.63
                                                                  --------           --------            ------
  Total from investment activities                                    6.99               3.26              3.61
                                                                  --------           --------            ------
Distributions
  Net investment income                                              (0.02)                --             (0.00)/1/
  Net realized gain                                                  (1.32)                --             (1.32)
                                                                  --------           --------            ------
  Total distributions                                                (1.34)                --             (1.32)
                                                                  --------           --------            ------
Net asset value, end of period                                    $  23.91           $  18.26            $23.49
                                                                  ========           ========            ======
Total Return                                                         38.40%             21.73%            17.10%
                                                                  ========           ========            ======
Ratios/Supplemental Data
Ratio to average net assets-
  Expenses                                                            1.55%              1.73%***          1.80%***
  Net investment income (loss)                                        0.11%              0.13%***          (.41%)***
Portfolio turnover rate                                              74.83%             48.91%            74.83%
Net assets, end of period (000's)                                 $286,841           $115,681            $  268

*Commencement of operations was January 25, 2005.
**Commencement of operations was August 2, 2006.
***Annualized
/1/Less/  /than $0.01 per share.

     TABLE OF CONTENTS

                                       PAGE

Risk/Return Summary.......................1
Fees and Expenses.........................2
Objective and Strategies..................3
Risk Factors..............................5
Disclosure of Portfolio Holdings..........7
Management................................7
Shareholder Information...................8
Purchasing Shares.........................9
Redeeming Shares.........................11
Additional Information...................12
Distribution and Taxes...................15
Financial Highlights.....................16
[GRAPHIC OMITTED]
You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated May 1, 2007, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports and the SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at: www.theworldfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-8255)
[GRAPHIC OMITTED][GRAPHIC OMITTED]










Prospectus
May 1, 2007


Epoch International Small Cap Fund -- Platform Shares
Series of The World Funds, Inc.
     (the "Company")
A "Series"  Investment  Company



As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                   PROSPECTUS
                              THE WORLD FUNDS, INC.
             Epoch International Small Cap Fund - Platform Shares
                                   May 1, 2007


This prospectus describes the Epoch International Small Cap Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio of securities. The Fund currently offers two classes of shares, one of which, Class P Shares ("Platform Shares"), is offered by this prospectus. Institutional Shares are offered by a separate prospectus. To obtain a prospectus for the Institutional Shares, please call (800) 527-9525.


As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                               RISK/RETURN SUMMARY

Investment Objective - Long-term capital appreciation.

Principal Investment Strategies - The Fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of equity securities. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. Normally, the Fund will invest at least 80% of its assets in the equity securities of "small capitalization" companies located outside of the United States. Typically, a company is considered to be a "small capitalization" company if it has, at the time of purchase by the Fund, a market capitalization that is in the bottom 25% of publicly traded companies in each country where the Fund invests. The Fund's investment adviser, Epoch Investment Partners, Inc. (the "Adviser"), expects that the average market capitalization of the companies in the Fund's portfolio will be approximately $3 billion (U.S. dollars) at the time of purchase. The Adviser presently intends to use as its benchmark a diversified international equity small cap index such as the S&P/Citigroup Extended Market Index (EMI) Europe Pacific Asia Composite (EPAC), which is commonly referred to as "EMI EPAC Index." The EMI EPAC Index is an unmanaged relative small cap index measuring the performance of a diverse range of global markets, including every stock with over $100 million (U. S. dollars) in float adjusted market cap. The EMI EPAC Index is made up of stocks in the bottom 20% market cap of each country. The EMI EPAC Index contained 3,804 companies as of March 31, 2007.

The Fund will normally invest in companies located in at least three countries outside of the United States. Although the Fund is not subject to any additional geographic requirement, the Fund expects that the majority of its investments will be in the developed markets of Western Europe and Asia. The Fund may invest more than 25% of its assets in securities of companies located in each of the United Kingdom and Japan.

Principal Risks - The Fund's investments are subject to market, economic and business risks. These risks may cause the Fund's net asset value (the "NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser will achieve the Fund's objective.

The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U. S. securities. Hence, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

The Fund will invest in the equity securities of "small capitalization" companies. The stocks of small capitalization companies may be more volatile and speculative than the stocks of "large capitalization" companies. Smaller companies tend to have limited resources, product, and market share and are dependent on a smaller management group than larger companies. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small company stocks may fall regardless of trends in the broader market.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information - No performance information is being presented because Platform Shares of the Fund have not yet completed a full calendar year of investment operations.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.


                                                         Platform
Shareholder Transaction Fees (fees paid directly from    Shares
your investment)

Maximum Sales Charge (Load) Imposed on Purchases         None
Maximum Deferred Sales Charge (Load)                     None
Maximum Sales Charge (Load) Imposed on Reinvested        None
Dividends and Distributions
Redemption Fees(1)(2)                                    2.00%
Exchange Fees(3)                                         None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Advisory Fee                                             1.10%
Distribution (12b-1) and Service Fees(4)                 0.25%
Other Expenses(5)                                        0.45%
                                                         -----
   Acquired Fund Fees and Expenses                       0.00%
                                                         =====
Total Annual Fund Operating Expenses(6)                  1.80%
                                                         =====

  (1) A redemption fee of 2.00% is imposed on the proceeds of Platform Shares redeemed within six months of purchase and is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. The charge is a percentage of the NAV at the time of purchase.
  (2) Your account will be charged $10 for a telephone redemption.
  (3) Your account will be charged $10 for a telephone exchange.
  (4) The Board of Directors of the Company (the "Board") has approved a Plan of Distribution for the Platform Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution and service fees to the distributor of the Fund. Platform Shares may pay a maximum distribution fee of up to .25% of average daily net assets. See "Distribution Arrangements - Rule 12b-1 Fees." The higher 12b-1 fees borne by the Platform Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.
  (5) "Other Expenses" are based on estimates for the current fiscal year. Other Expenses include, among other expenses, administrative, custody, and transfer agency fees. Other Expenses also include up to 0.15% in service fees, which may be paid pursuant to a Service Plan.
  (6) The Adviser has contractually agreed to waive or limit the Fund's Platform Shares' expenses for the first three years following commencement of operations, so that the ratio of total annual operating expenses for the Fund's Platform Shares does not exceed 1.89%. The Adviser will be entitled to the reimbursement of any fees waived pursuant to the agreement. The Adviser may recoup the sum of all fees previously waived by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above. For more information regarding this arrangement, please see the "Management" section of this Prospectus or the SAI.

Example:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

   1 Year     3 Years    5 Years    10 Years
   ------     -------               --------

    $183        $566      $975       $2,116

                            OBJECTIVE AND STRATEGIES

The Fund's investment objective is long-term capital appreciation. The Fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of equity securities. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. Normally, the Fund will invest at least 80% of its assets in the equity securities of "small capitalization" companies located outside of the United States. This is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders, upon sixty (60) days' prior written notice.

Typically, a company is considered to be a "small capitalization" company if it has, at the time of purchase by the Fund, a market capitalization that is in the bottom 25% of publicly traded companies in each country where the Fund invests. The Adviser expects that the average market capitalization of the companies in the Fund's portfolio will be approximately $3 billion (U.S. dollars) at the time of purchase.

The Fund will normally invest in companies located in at least three countries outside of the United States. Although the Fund is not subject to any additional geographic requirement, the Fund expects that the majority of its investments will be in the developed markets of Western Europe and Asia. The Fund may invest more than 25% of its assets in securities of companies located in each of the United Kingdom and Japan.

A company is considered to be located in a particular country if it: (i) is organized under the laws of the country; (ii) has securities which are principally traded on a stock exchange in the country; (iii) derives at least 50% of its revenues from goods produced or sold, investments made, or services performed in the country; or (iv) maintains at least 50% of its assets in the country.

The securities the Fund purchases may not always be purchased on the principal market. For example, depositary receipts may be purchased if trading conditions make them more attractive than the underlying security. Depositary receipts include securities such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). ADRs are securities, typically issued by a U.
S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U. S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depositary, whereas an unsponsored facility is established by the depositary without participation by the issuer of the underlying security. The market value of depositary receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

In addition to the equity securities described above, the Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds ("ETFs"). These investment companies invest in securities that are consistent with the Fund's investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. By investing in other investment compani4es, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits of such investments, which may affect the ability of the Fund to purchase or sell these shares. Securities of other investment companies will be acquired by the Fund within the limits contained in the 1940 Act.

The Fund may use derivatives such as options on stock or bond indices, financial and currency futures contracts and related options, and currency options. In addition, the Fund has the authority to enter into forward contracts to purchase or sell foreign currencies, purchase and write covered call options on foreign currencies and to enter into contracts for the purchase or sale for future delivery of foreign currencies. The Fund will engage in these financial and currency futures contracts and related options and currency options as a hedging technique to minimize the effect of currency fluctuations on the Fund and not for speculative purposes.

Although the Fund normally expects to be fully invested pursuant to its stated objective and principal strategies, up to 20% of the Fund's assets may be invested in the equity securities of companies that have medium or large market capitalizations, and in fixed-income securities, both foreign and domestic.

In determining which portfolio securities to purchase, the Adviser utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The Adviser seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the Adviser finds attractive generally have valuations lower than the Adviser's perception of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures.

In determining which portfolio securities to sell, the Adviser considers the following: (i) if a stock appreciates such that, as a total percentage of the portfolio, it becomes too large; (ii) if the sector or stock appears to be under-performing; (iii) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (iv) the desirability of selling loss positions in order to reduce taxable gains to Fund shareholders reflected in earlier sales of positions with gains; and (v) whether securities should be sold to raise funds to cover redemptions.


                                  RISK FACTORS

Stock Market Risk - The Fund is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Investment In Small Cap Companies -- The Fund invests in small capitalization companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with smaller capital structures. Historically, stocks of small cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of small cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small cap companies to changing economic conditions. Besides exhibiting greater volatility, small cap company stocks may, to a degree, fluctuate independently of larger company stocks. Small cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of Fund shares to be more volatile than the shares of mutual funds investing primarily in larger capitalization stocks. Further, stocks of small cap companies tend to trade at a lower volume than do those of larger capitalization companies.

Foreign Investing - The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U. S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.
S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries. Investments in foreign companies often are made in the applicable foreign currency, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U. S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U. S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U. S. securities.

The Fund's ability to concentrate investments in companies located in the United Kingdom and Japan will subject the Fund to the risks of adverse social, political or economic events which occur in those countries. Specifically, investments in the Japanese stock market may entail a higher degree of risk than investments in other markets. The prices of securities traded on the Japanese markets may be more volatile than many other markets. In addition, political and economic developments occurring in Europe, especially as they relate to changes in the structure of the European Economic Community, may affect the Fund's investments in the United Kingdom.

Emerging and Developing Markets - The Fund's investments in emerging and developing countries involve the same risks that are associated with foreign investing in general (see above). In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts - In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U. S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

European Currency - Many European countries have adopted a single European currency, the Euro. On January 1, 1999, the Euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. On January 1, 2002, many national currencies were replaced by Euro coins and bank notes. This change is likely to significantly impact the European capital markets in which the Fund may invest and may result in additional risks. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

Options, Futures and Options on Futures - The Adviser may use derivatives such as options on stock or bond indices, financial and currency futures contracts and related options, and currency options. There is no guarantee such strategies will work. If the Adviser is not successful in employing such instruments in managing the Fund's portfolio, the Fund's performance will be worse than if it did not employ such strategies. Successful use by the Adviser of options on stock or bond indices, financial and currency futures contracts and related options and currency options will be subject to the Adviser's ability to predict correctly movements in the direction of the securities and currency markets generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In writing options on futures, the Fund's loss is potentially unlimited and may exceed the amount of the premium received.

Certain positions may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any specific time. Thus, it may not be possible to close such a position and this could have an adverse impact on the Fund. When trading options on foreign exchanges or in the OTC market many of the protections afforded to exchange participants will not be available and a secondary market may not exist.

Portfolio Turnover - The Fund may engage in active and frequent trading of its portfolio securities. Frequent trading can result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Temporary Defensive Position - The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Advisor believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


                                   MANAGEMENT

The Company - The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is commonly known as a "mutual fund." The Company has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Adviser - Epoch Investment Partners, Inc., (the "Adviser") located at 640 Fifth Avenue, 18th Floor, New York, New York 10019, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser was organized in April, 2004. The Adviser is a subsidiary of Epoch Holding Corporation. The Adviser provides investment management services to high net worth individuals, investment companies, pension and profit-sharing plans and other institutional clients. The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.10% of the average daily net assets of the Fund. For the fiscal year ended December 31, 2006, the Adviser earned and received investment advisory fees from the Fund at the annual rate of 1.10% of the Fund's average daily net assets.

A discussion regarding the basis for the Board re-approving the Advisory Agreement with Epoch Investment Partners, Inc. is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2006.

In the interest of limiting the expenses of the Fund's Platform Shares, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive or limit the Fund's Platform Shares' expenses for the first three years following commencement of operations so that the ratio of total annual operating expenses for the Fund's Platform Shares will not exceed 1.89% of the Fund's average daily net assets. This limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of any fees waived. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived by the Adviser during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

Portfolio Managers - William W. Priest, Daniel Geber and Michael A. Welhoelter serve as the Portfolio Managers of the Fund.

William W. Priest is a Managing Director, the Chief Executive Officer and a Portfolio Manager of Epoch Investment Partners, Inc. Prior to founding the Adviser in April 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC for two years. Prior to joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management, Chairman and CEO of Credit Suisse Asset Management Americas and CEO and Portfolio Manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, Mr. Priest developed the firm into a well-recognized investment manager with over $100 billion US under management. He is a CFA charterholder, CPA, and a graduate of Duke University and the University of Pennsylvania Wharton Graduate School of Business. He is author of several published articles and papers on investing and finance, including the books, The Financial Reality of Pension Funding Under ERISA and the most recent, Free Cash Flow and Shareholder Yield: New Priorities for the Global Investor, published by John Wiley & Sons. He is a Director of Globe Wireless, InfraRedX and a Member of the Council on Foreign Relations.

Daniel Geber has served as a Managing Director; Portfolio Manager and Senior Analyst at Epoch Investment Partners, Inc. since 2004. From 1998 until 2004, he was a Partner at Trident Investment Management, a global equity hedge fund from 1998. From 1995 until 1998, Mr. Geber was also an Analyst at Omega Advisors, a hedge fund. Previously, he also served as an Executive Director at Goldman Sachs & Co. where he worked on private equity investments and advisory transactions including mergers, acquisitions, privatizations and equity and debt financings. Prior to his graduate studies, he was an Analyst Consultant at McKinsey and Company. Mr. Geber holds an M.B.A. from Stanford University and a B.S. with honors in Mathematics and Computer Science.

Michael A. Welhoelter has served as a Managing Director, Portfolio Manager-Quantitative Research and Risk Management for Epoch Investment Partners, Inc. since 2005. From 2001 until 2005, Mr. Welhoelter was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. In this role, he managed over $5 billion in mutual funds and separately managed portfolios. From June 1997 until October 2001, he was at Credit Suisse Asset Management Group, where he was a portfolio manager in the Structured Equity group, overseeing long/short market neutral and large cap core products. Prior to joining Credit Suisse Asset Management he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management. Mr. Welhoelter holds a B.A. degree in Computer and Information Science from Colgate University. He is a member of the New York and the Society of Quantitative Analysts and he is a CFA charterholder.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Manager and the Portfolio Managers' ownership of shares of the Fund.


                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Institutional Shares and Platform Shares, subtracting any liabilities attributable to the Fund's Institutional Shares and Platform Shares, and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that expenses may be charged against shares of different classes of the Fund, the NAV of the various classes of the Fund may vary.

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Platform Shares is equal to the net asset value. Shares held by you are sold or exchanged at the net asset value per share next determined after a request has been received in proper form, less any applicable redemption fee on shares held for six (6) months or less. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Company may use fair value pricing more often due to the Fund's global focus.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.


                                PURCHASING SHARES

Share Class Alternatives - The Fund currently offers two different classes of shares, one of which, Platform Shares, is offered by this prospectus. Additional information concerning the Fund's Institutional Shares may be obtained by reading a copy of that prospectus. The Fund is also authorized to offer Class A Shares, however such shares are not currently offered. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has different combinations of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

You may purchase Platform Shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the First Dominion Capital Corp. (the "Distributor") to sell shares of the Fund (collectively, "Financial Intermediaries"). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 527-9525. There are no sales charges in connection with purchasing Platform Shares of the Fund. Financial Intermediaries who offer Platform Shares may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different.

Share Transactions - You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. If you hold an account through a Financial Intermediary, you may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting your Financial Intermediary. Financial Intermediaries may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement.

Customer Identification Program - Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:

   o  Name;
   o  Date of birth (for individuals);
   o Residential or business street address (although post office boxes are still permitted for mailing); and
   o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments - The minimum initial investment for Platform Shares of the Fund is $2,500. Subsequent investments must be in amounts of $100 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

Purchases by Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Investing by Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase Platform Shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.
                                REDEEMING SHARES

You may redeem Platform Shares of the Fund at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your Platform Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Company's procedure is to redeem Platform Shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. A two percent (2.00%) redemption fee is deducted from the proceeds of the Fund's Platform Shares if shares are redeemed within six (6) months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell Platform Shares through a Financial Intermediary, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of Platform Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account if it has a value of less than the required minimum investment. If you bring your account balance up to the required minimum no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Automatic Investment Plan -- Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges - You may exchange all or a portion of your shares in the Fund for the shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Portfolio Managers, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Portfolio Managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

Funds (such as this Fund) that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). In addition, if the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

In an effort to deter market timing or other abusive trading activities, the Company has adopted a redemption fee. A 2.00% redemption fee shall be imposed on any shares redeemed within six (6) months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. This redemption fee is meant to prevent short-term trading in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. The redemption fee shall not apply towards shares purchased with the reinvestment of dividends. In determining the amount of any redemption fee, the shares having been held the longest in the account shall be considered redeemed first.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination - Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares - If you wish to transfer Platform Shares to another owner, send a written request to the Transfer Agent. Your request should include
(i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the Platform Shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

General - The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains.
Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent further legislation, such long-term capital gains rates will not apply to qualified dividend income distributed after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's distributor. Investment professionals who offer Platform Shares may request fees from their individual clients. If you invest through a financial intermediary, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Rule 12b-1 Fees -- The Board has adopted a Distribution Plan for the Fund's Platform Shares (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Fund may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the distributor. The fee paid to the distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the distributor to provide such services. Because these fees are paid out of the Platform Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Payments to Financial Intermediaries -Certain financial intermediaries that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These fees (service fees) are paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. As of the date of this prospectus, Platform Shares of the Fund have not operated for a full year. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund's financial highlights for the periods presented have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                         Class I Shares              Class P Shares
                                                              --------------------------------     -------------------
                                                                 Year ended        Period ended       Period ended
                                                              December 31, 2006 December 31, 2005* December 31, 2006**
                                                              ----------------- ------------------ -------------------
Net asset value, beginning of period                              $  18.26           $  15.00            $21.20
                                                                  --------           --------            ------
Investment activities
  Net investment income (loss)                                       (0.01)              0.02              (.02)
  Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                      7.00               3.24            $ 3.63
                                                                  --------           --------            ------
  Total from investment activities                                    6.99               3.26              3.61
                                                                  --------           --------            ------
Distributions
  Net investment income                                              (0.02)                --             (0.00)/1/
  Net realized gain                                                  (1.32)                --             (1.32)
                                                                  --------           --------            ------
  Total distributions                                                (1.34)                --             (1.32)
                                                                  --------           --------            ------
Net asset value, end of period                                    $  23.91           $  18.26            $23.49
                                                                  ========           ========            ======
Total Return                                                         38.40%             21.73%            17.10%
                                                                  ========           ========            ======
Ratios/Supplemental Data
Ratio to average net assets-
  Expenses                                                            1.55%              1.73%***          1.80%***
  Net investment income (loss)                                        0.11%              0.13%***          (.41%)***
Portfolio turnover rate                                              74.83%             48.91%            74.83%
Net assets, end of period (000's)                                 $286,841           $115,681            $  268

*Commencement of operations was January 25, 2005.
**Commencement of operations was August 2, 2006.
***Annualized
/1/Less/  /than $0.01 per share.

     TABLE OF CONTENTS

                                      PAGE

Risk/Return Summary.....................1
Fees and Expenses.......................2
Objective and Strategies................3
Risk Factors............................4
Disclosure of Portfolio Holdings........6
Management..............................7
Shareholder Information.................9
Purchasing Shares......................10
Redeeming Shares.......................12
Additional Information.................13
Distribution and Taxes.................16
Financial Highlights...................17
[GRAPHIC OMITTED]
You'll find more information about the Fund in the following documents: The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year. For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated May 1, 2007, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual report and SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at: http://www.theworldfunds.com.

General inquiries regarding the Fund may also be directed to the above address or telephone number. Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-8255)

[GRAPHIC OMITTED][GRAPHIC OMITTED]





Prospectus
May 1, 2007


Epoch U.S. All Cap Equity Fund -- Institutional Shares
Series of The World Funds, Inc.
     (the "Company")
A "Series"  Investment  Company




As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                   PROSPECTUS
                              THE WORLD FUNDS, INC.
            Epoch U. S. All Cap Equity Fund -- Institutional Shares
                                   May 1, 2007


This prospectus describes the Epoch U. S. All Cap Equity Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio of securities. The Fund currently offers two classes of shares, one of which, Institutional Shares, is offered by this prospectus. Class P Shares ("Platform Shares") are offered by a separate prospectus. To obtain a prospectus for the Platform Shares, please call (800) 527-9525.





As with all mutual funds, the U. S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                               RISK/RETURN SUMMARY

Investment Objective - Long-term capital appreciation.

Principal Investment Strategies - The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio consisting of equity securities of U. S. companies. Equity securities consist of common stock, depositary receipts, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. The Fund may also invest up to 15% of its assets in the securities of issuers that are located outside of the U. S., or which derive a significant portion of their business or profits outside of the U. S. The Fund may invest in equity securities of all market capitalization ranges (such as small, medium or large capitalization companies). Market capitalization is the total market value of a company's shares.
Under normal circumstances, the Fund will invests at least 80% of its assets in equity securities of U.S. companies across all market capitalizations.

Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the Fund's investment adviser, Epoch Investment Partners, Inc. (the "Adviser"), believes such companies offer attractive opportunities.

Although the Fund intends to invest primarily in the equity securities of U. S. companies, under normal market conditions it may also invest up to 20% of its assets in high quality money market instruments and repurchase agreements.

The Adviser intends to use as its benchmark a diversified U. S. equity broad based market index such as the Russell 3000(R) Index.

Principal Risks - The Fund's investments are subject to market, economic and business risks. These risks may cause the Fund's net asset value (the "NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser will achieve the Fund's objective.

Although, the Fund may invest across all market capitalizations, the Fund's risks increase as it invests more heavily in small or medium market capitalization companies and its share price changes may become more sudden or erratic. The stocks of small or medium market capitalization companies may be more volatile and speculative than the stocks of large market capitalization companies. Smaller and medium market capitalization companies tend to have limited resources, product, and market share and are dependent on a smaller management group than large market capitalization companies. As a result, their share prices tend to fluctuate more than those of large market capitalization companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small market capitalization stocks may fall regardless of trends in the broader market.

The Fund may invest a portion of its assets in foreign issuers. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U. S. securities. Hence, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U. S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information - The bar chart and performance table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart shows how Institutional Shares of the Fund have performed for their initial calendar year. The bar chart figures do not include any sales charges that an investor will pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Fund's Institutional Shares for the periods ended December 31, 2006 to The Russell 3000 Index. Please keep in mind that past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

[bar chart goes here]

2007     13.96%

[end bar chart]

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.47% (quarter ending December 31, 2006) and the lowest return for a calendar quarter was (2.51%)(quarter ending June 30, 2006).

                                   Average Annual Total Return
                          (for the periods ending December 31, 2006)


                                                      Since Inception
                                        One Year         (12/27/05)
Institutional Shares
   Before Taxes                          13.96%            9.07%
   After Taxes on Distributions(1)       13.96%            9.07%
   After Taxes on Distributions and
        Sale of Fund Shares(1)            9.08%            7.73%
[GRAPHIC OMITTED]


Russell 3000 Index(2)                    15.71%           12.73%

 (1) After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or in retirement accounts.
(2) The Russell 3000 Index is a diversified U.S. equity broad based market index. The Index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.


                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

Shareholder Transaction Fees (fees paid directly from      Institutional
your investment)                                           Shares

Maximum Sales Charge (Load) Imposed on Purchases           None
Maximum Deferred Sales Charge (Load)                       None
Maximum Sales Charge (Load) Imposed on Reinvested          None
Dividends and Distributions
Redemption Fee(1)(2)                                       2.00%
Exchange Fee(3)                                            None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Advisory Fee                                               1.00%
Distribution (12b-1) and Service Fees                      None
Other Expenses(4)                                          0.72%
   Acquired Fund Fees and Expenses                         0.00%
                                                           -----
Total Annual Fund Operating Expenses                       1.72%
Fee Waivers and/or Expense Reimbursements(5)               (0.43%)
                                                           -------
Net Expenses                                               1.29%
                                                           =====

(1) A redemption fee of 2.00% is imposed on the proceeds of Institutional Shares redeemed within six months of purchase and is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. The charge is a percentage of the NAV at the time of purchase.


(2)   Your account will be charged $10 for a telephone redemption.


(3)   Your account will be charged $10 for a telephone exchange.


(4) "Other Expenses" include, among other expenses, administrative, custody and transfer agency fees.


(5) The Adviser has contractually agreed to waive or limit its fees until August 1, 2008, so that the ratio of total annual operating expenses for the Fund's Institutional Shares is limited to 1.29%. The Adviser may recover the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above.


Example:
The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

         1 Year(1)    3 Years    5 Years    10 Years
         ---------    -------    -------    --------
            $131        $474       $868      $1,972

(1) The cost shown for the first year reflects the cap imposed by the expense limitation agreement.


                            OBJECTIVE AND STRATEGIES

The Fund's investment objective is long-term capital appreciation. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio consisting of equity securities of US companies. Equity securities consist of common stock, depository receipts, REITs, MLPs, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. The Fund may also invest up to 15% of its assets in the securities of issuers that are located outside of the U. S., or which derive a significant portion of their business or profits outside of the U. S. The Fund may invest in equity securities of all market capitalization ranges (such as small, medium or large capitalization companies).

Under normal circumstances, the Fund will invests at least 80% of its assets in equity securities of U. S. companies across all market capitalizations. This is not a fundamental policy and may be changed by the Board of Directors of the Company (the "Board"), without a vote of shareholders, upon sixty (60) days' prior written notice.

The foreign securities the Fund purchases may not always be purchased on the principal market. For example, depositary receipts may be purchased if trading conditions make them more attractive than the underlying security. Depositary receipts include securities such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). ADRs are securities, typically issued by a U. S. financial institution (a "Depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the Depositary. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U. S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the Depositary, whereas an unsponsored facility is established by the Depositary without participation by the issuer of the underlying security. The market value of Depositary receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the Depositary receipts and the underlying securities are quoted.

In addition to the equity securities described above, the Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds ("ETFs"). ETFs are investment companies that seek to track the performance of a particular market index. These investment companies invest in securities that are consistent with the Fund's investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these other companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these securities. Securities of other investment companies will be acquired by the Fund within the limits contained in the Investment Company Act of 1940 ("1940 Act"), as amended.

The Fund may use derivatives such as options on stock indices, financial futures contracts and related options.

Although the Fund intends to invest primarily in the equity securities of U. S. companies, under normal market conditions it may also invest up to 20% of its assets into high quality money market instruments and repurchase agreements. The money market instruments include commercial paper, asset-backed commercial paper, notes and bonds issued by U. S. companies, obligations issued by the U.
S. government and its agencies and instrumentalities, and obligations issued by
U. S. and foreign banks, such as certificates of deposit. Such money market instruments will be "high quality" (i.e., securities receiving one of the two highest ratings categories from a nationally recognized statistical ratings agency).

The Adviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles without running a high degree of capital risk. The Adviser analyzes a business in the same manner a private investor would in looking to purchase the entire company. The Adviser only invests in those businesses they understand and where they have confidence in the company's management and financial strength. The Adviser seeks businesses that generate "free cash flow" and securities that have unrecognized potential, yet possess a combination above average free cash flow growth, and/or below average valuation.

The Adviser sells or reduces a position in a security when it sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company's shares fully reflect the opportunities once thought unrecognized in share price. When the Adviser believes that objectives are not being met it can be for a number of reasons: the economic or competitive environment might be changing; company management's execution could be disappointing; or worst case, management proves to be less than forthright or have an inappropriate assessment of the company's state and the task at hand.


                                  RISK FACTORS

Stock Market Risk - The Fund is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Market Capitalization - Companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies. Therefore, to the extent that the Fund is invested more heavily in small-capitalization and/or medium-capitalization stocks, it may be more volatile than, and to fluctuate independently of, broad based stock market indices such as the Russell 3000(R) Index.

REITs - The Fund may invest in REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the REITs held in the Fund's portfolio. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the tax-free pass-through of income under the Internal Revenue Code and to maintain their exemption from registration under Investment Company Act of 1940, as amended.

Foreign Investing - The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U. S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.
S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries.

Investments in foreign companies often are made in the applicable foreign currency, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U. S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U. S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U. S. securities.

Depositary Receipts - In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U. S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

Investment Companies and ETFs - The Fund may invest a portion of its assets in other investment companies, including ETFs. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. With respect to ETFs, the price movement of an ETF may not track its underlying index, and may result in a loss.

Options, Futures and Options on Futures - The Adviser may use derivatives such as options on stock indices, financial futures contracts and related options. There is no guarantee such strategies will work. If the Adviser is not successful in employing such instruments in managing the Fund's portfolio, the Fund's performance will be worse than if it did not employ such strategies. Successful use by the Adviser of options on stock indices, financial futures contracts and related options will be subject to the Adviser's ability to predict correctly movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return.

Certain positions may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any specific time. Thus, it may not be possible to close such a position and this could have an adverse impact on the Fund. When trading options on foreign exchanges or in the OTC market many of the protections afforded to exchange participants will not be available and a secondary market may not exist.

Fixed Income Investing - To the extent that the Fund invests its assets in high quality money market securities and repurchase agreements, it will be subject to credit risk and interest rate risk. Credit risk refers to when an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. The credit risk of high quality securities (i.e., securities receiving one of the two highest ratings categories from a nationally recognized statistical ratings agency) is very low. Interest rate risk refers to when the value of the Fund's investments in fixed income securities are affected by movements in interest rates. The value of fixed income securities tend to fall when interest rates rise and to rise when interest rates fall. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to interest rate changes. Repurchase agreements are subject to the risk that the other party to the agreement will not fulfill its obligations under the repurchase agreement.

Portfolio Turnover - The Fund may engage in active and frequent trading of its portfolio securities. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Temporary Defensive Position - The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


                                   MANAGEMENT

The Company - The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund." The Company has retained the Adviser to manage all aspects of the investments of the Fund.
Investment Adviser - Epoch Investment Partners, Inc., located at 640 Fifth Avenue, 18th Floor, New York, New York 10019, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser was organized in April, 2004. The Adviser is a subsidiary of Epoch Holding Corporation, a public company. The Adviser provides investment management services to high net worth individuals, investment companies, pension and profit-sharing plans and other institutional clients. The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal year ended December 31, 2006, the Adviser earned investment advisory fees from the Fund at the annual rate of 1.00% of the Fund's average daily net assets.

A discussion regarding the basis for the Board's approval of the Advisory Agreement with Epoch Investment Partners, Inc. is available in the Fund's Annual Report to Shareholders for the period ending December 31, 2006.

In the interest of limiting the expenses of the Fund's Institutional Shares, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees until August 1, 2008 so that the ratio of total annual operating expenses for the Fund's Institutional Shares will not exceed 1.29% of average net assets. This limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of any fees waived. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

Portfolio Managers - William W. Priest, David N. Pearl and Michael A. Welhoelter serve as the Portfolio Managers of the Fund.

William W. Priest is a Managing Director, the Chief Executive Officer and a Portfolio Manager of Epoch Investment Partners, Inc. Prior to founding the Adviser in April 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC for two years. Prior to joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management, Chairman and CEO of Credit Suisse Asset Management Americas and CEO and Portfolio Manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, Mr. Priest developed the firm into a well-recognized investment manager with over $100 billion US under management. He is a CFA charterholder, CPA, and a graduate of Duke University and the University of Pennsylvania Wharton Graduate School of Business. He is author of several published articles and papers on investing and finance, including the books, The Financial Reality of Pension Funding Under ERISA and the most recent, Free Cash Flow and Shareholder Yield: New Priorities for the Global Investor, published by John Wiley & Sons. He is a Director of Globe Wireless, InfraRedX and a Member of the Council on Foreign Relations.

David N. Pearl has served as an Executive Vice President, Head of U.S. Equities and Portfolio Manager of Epoch Investment Partners, Inc. since 2004. From 2001 until 2004, Mr. Pearl was a Managing Director and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC, where he was responsible for managing both institutional and private client assets. From 1997 until 2001, he held a similar portfolio management position at ING Furman Selz Asset Management. Prior to that, he was a Senior Portfolio Manager at Citibank Global Asset Management. Mr. Pearl received an MBA from Stanford University Graduate School of Business, and a B.S. in Mechanical Engineering from the University of Pennsylvania.

Michael A. Welhoelter has served as a Managing Director, Portfolio Manager-Quantitative Research and Risk Management with Epoch Investment Partners, Inc. since 2005. From 2001 until 2005, Mr. Welhoelter was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. In this role, he managed over $5 billion in mutual funds and separately managed portfolios. From June 1997 until October 2001, he was at Credit Suisse Asset Management Group, where he was a portfolio manager in the Structured Equity group, overseeing long/short market neutral and large cap core products. Prior to joining Credit Suisse Asset Management he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management. Mr. Welhoelter holds a B.A. degree in Computer and Information Science from Colgate University. He is a member of the New York and the Society of Quantitative Analysts and he is a CFA charterholder.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Institutional Shares and Platform Shares, subtracting any liabilities attributable to the Fund's Institutional Shares and Platform Shares, and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that expenses may be charged against shares of different classes of the Fund, the NAV of the various classes of the Fund may vary.

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Institutional Shares is equal to the net asset value. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable redemption fee on shares held for six (6) months or less. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day. The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U. S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are in U. S. equity securities traded on U. S. securities exchanges, it is anticipated that the use of fair value pricing will be limited. However, the Company may use fair value pricing more often on foreign securities held by the Fund.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.


                                PURCHASING SHARES

Share Class Alternatives - The Fund currently offers two different classes of shares, one of which, Institutional Shares, is offered by this prospectus. Additional information concerning the Fund's Platform Shares may be obtained by reading a copy of the applicable prospectus. The Fund is also authorized to offer Class A Shares, however such shares are not currently offered. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has different combinations of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

You may purchase Institutional Shares of the Fund directly from First Dominion Capital Corp. (the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. Institutional Shares of the Fund are also offered through financial supermarkets, advisers and consultants and other investment professionals. There are no sales charges in connection with purchasing Institutional Shares of the Fund. Investment professionals who offer Institutional Shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Share Transactions - You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

Customer Identification Program - Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:


      o    Name;

      o    Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments - The minimum initial investment for Institutional Shares of the Fund is $100,000. Subsequent investments must be in amounts of $10,000 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

Purchases by Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Investing by Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase Institutional Shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.
                                REDEEMING SHARES

You may redeem Institutional Shares of the Fund at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your Institutional Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Company's procedure is to redeem Institutional Shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. A two percent (2.00%) redemption fee is deducted from the proceeds of the Fund's Institutional Shares if shares are redeemed within six (6) months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. This redemption fee is meant to prevent short-term trading in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the U. S. Securities and Exchange Commission (the "SEC") determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell Institutional Shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of Institutional Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent may charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account if it has a value of less than the required minimum investment. If you bring your account balance up to the required minimum no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Exchange Privileges - You may exchange all or a portion of your shares in the Fund for the shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Portfolio Managers, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Portfolio Managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

Funds (such as this Fund) that may invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). In addition, if the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

In an effort to deter market timing or other abusive trading activities, the Company has adopted a redemption fee. A 2.00% redemption fee shall be imposed on any shares redeemed within six (6) months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. This redemption fee is meant to prevent short-term trading in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. The redemption fee shall not apply towards shares purchased with the reinvestment of dividends. In determining the amount of any redemption fee, the shares having been held the longest in the account shall be considered redeemed first.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination - Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares - If you wish to transfer Institutional Shares to another owner, send a written request to the Transfer Agent. Your request should include
(i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the Institutional Shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and
(vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

General - The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.
                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains.
Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent further legislation, such long-term capital gains rates will not apply to qualified dividend income distributed after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. Certain information reflects financial results for a single share. The total returns in the table represents the rate that an investor would have earned [or lost] on an investment in shares of the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the period presented have been audited by Tait, Weller & Baker LLP independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     Class I Shares              Class P Shares
                                                          -------------------------------      -------------------
                                                             Year ended        Period ended       Period ended
                                                          December 31, 2006 December 31, 2005* December 31, 2006**
                                                          ----------------- ------------------ -------------------
Net asset value, beginning of period                           $ 14.91           $ 15.00             $15.31
                                                               -------           -------             ------
Investment activities
  Net investment income (loss)                                    0.01                --/1/           (0.01)
  Net realized and unrealized gain (loss) on investments          2.07             (0.09)              1.67
                                                               -------           -------             ------
  Total from investment activities                                2.08             (0.09)              1.66
                                                               -------           -------             ------
Distributions
  Net investment income                                             --/1/             --                 --
                                                               -------           -------             ------
  Total distributions                                               --                --                 --
                                                               -------           -------             ------
Net asset value, end of period                                 $ 16.99           $ 14.91             $16.97
                                                               =======           =======             ======
Total Return                                                     13.96%            (0.60%)            10.84%
                                                               =======           =======             ======
Ratios/Supplemental Data
Ratio to average net assets/ (A)/
  Expenses, net /(B)/                                             1.29%             1.29%***           1.54%***
  Net investment income (loss)                                    0.05%            (0.07%)***         (0.21%)***
Portfolio turnover rate                                          63.87%            16.96%             63.87%
Net assets, end of period (000's)                              $27,108           $14,088             $  142

*Commencement of operations was July 25, 2005
**Commencement of operations was August 15, 2006
***Annualized
/1/Less than one cent per share.
/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.43% for Class I and 1.08% for Class P for the year ended December 31, 2006 and 1.26% for the period ended December 31, 2005.
/(B)/Expense ratio -- net reflects the effect of the management fee waivers and reimbursement of expenses.

1

     TABLE OF CONTENTS

                        PAGE

Risk/Return Summary......1
Fees and Expenses........2
Objective and Strategies.3
Risk Factors.............5
Disclosure of Portfolio Holdings    7
Management...............7
Shareholder Information..9
Purchasing Shares.......11
Redeeming Shares........13
Additional Information..14
Distribution and Taxes..17
Distribution Arrangements18
Financial Highlights....18
[GRAPHIC OMITTED]
You'll find more information about the Fund in the following documents: The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year. For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated May 1, 2007, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual report and SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at: www.theworldfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.
 (Investment Company Act File No.  811-8255)

[GRAPHIC OMITTED][GRAPHIC OMITTED]





Prospectus
May 1, 2007


Epoch U.S. All Cap Equity Fund -- Platform Shares
Series of The World Funds, Inc.
     (the "Company")
A "Series"  Investment  Company




As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                   PROSPECTUS
                              THE WORLD FUNDS, INC.
              Epoch U. S. All Cap Equity Fund -- Platform Shares
                                   May 1, 2007


This prospectus describes the Epoch U. S. All Cap Equity Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio of securities. The Fund currently offers two classes of shares, one of which, Class P Shares ("Platform Shares"), is offered by this prospectus. Institutional Shares are offered by a separate prospectus. To obtain a prospectus for the Institutional Shares, please call (800) 527-9525.




As with all mutual funds, the U. S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                               RISK/RETURN SUMMARY

Investment Objective - Long-term capital appreciation.

Principal Investment Strategies - The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio consisting of equity securities of U. S. companies. Equity securities consist of common stock, depositary receipts, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. The Fund may also invest up to 15% of its assets in the securities of issuers that are located outside of the U. S., or which derive a significant portion of their business or profits outside of the U. S. The Fund may invest in equity securities of all market capitalization ranges (such as small, medium or large capitalization companies). Market capitalization is the total market value of a company's shares.

Under normal circumstances, the Fund will invests at least 80% of its assets in equity securities of U.S. companies across all market capitalizations.

Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the Fund's investment adviser, Epoch Investment Partners, Inc. (the "Adviser"), believes such companies offer attractive opportunities.

Although the Fund intends to invest primarily in the equity securities of U. S. companies, under normal market conditions it may also invest up to 20% of its assets in high quality money market instruments and repurchase agreements.

The Adviser intends to use as its benchmark a diversified U. S. equity broad based market index such as the Russell 3000(R) Index.

Principal Risks - The Fund's investments are subject to market, economic and business risks. These risks may cause the Fund's net asset value (the "NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser will achieve the Fund's objective.

Although, the Fund may invest across all market capitalizations, the Fund's risks increase as it invests more heavily in small or medium market capitalization companies and its share price changes may become more sudden or erratic. The stocks of small or medium market capitalization companies may be more volatile and speculative than the stocks of large market capitalization companies. Smaller and medium market capitalization companies tend to have limited resources, product, and market share and are dependent on a smaller management group than large market capitalization companies. As a result, their share prices tend to fluctuate more than those of large market capitalization companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small market capitalization stocks may fall regardless of trends in the broader market.

The Fund may invest a portion of its assets in foreign issuers. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U. S. securities. Hence, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U. S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information - No performance information is being presented because Platform Shares of the Fund have not yet completed a full calendar year of investment operations.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

                                                            Platform
Shareholder Transaction Fees (fees paid directly from your Shares investment)

Maximum Sales Charge (Load) Imposed on Purchases            None
Maximum Deferred Sales Charge (Load)                        None
Maximum Sales Charge (Load) Imposed on Reinvested           None
Dividends and Distributions
Redemption Fee(1)(2)                                        2.00%
Exchange Fee(3)                                             None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Advisory Fee                                                1.00%
Distribution (12b-1) and Service Fees(4)                    0.25%
Other Expenses(5)                                           1.37%
   Acquired Fund Fees and Expenses                          0.00%
                                                            -----
Total Annual Fund Operating Expenses (6)                    2.62%
Less fee waiver and/or expense reimbursements               (1.08%)
                                                            -------
Net expenses                                                1.54%
                                                            =====

(1) A redemption fee of 2.00% is imposed on the proceeds of Platform Shares redeemed within six months of purchase and is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. The charge is a percentage of the NAV at the time of purchase.

(2)   Your account will be charged $10 for a telephone redemption.

(3)   Your account will be charged $10 for a telephone exchange.

(4) The Board of Directors of the Company (the "Board") has approved a Plan of Distribution for the Platform Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution and service fees to the distributor of the Fund. Platform Shares may pay a maximum distribution fee of up to 0.25% of average daily net assets. See "Distribution Arrangements - Rule 12b-1 Fees." The 12b-1 fees borne by the Platform Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

(5) "Other Expenses" are based on estimates for the current fiscal year. Other Expenses include, among other expenses, administrative, custody, and transfer agency fees. Other Expenses also include up to 0.15% in services fees which may be paid pursuant to a service plan.

(6) The Adviser has contractually agreed to waive or limit its fees until August 1, 2008, so that the ratio of total annual operating expenses for the Fund's Platform Shares do not exceed 1.54%. The Adviser may recover the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above. For more information regarding this arrangement, please see the "Management" section of this Prospectus or the SAI.

Example:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

   1 Year     3 Years     5Years    10 Years
   ------     -------     ------    --------
    $157        $648      $1,234     $2,824


                            OBJECTIVE AND STRATEGIES

The Fund's investment objective is long-term capital appreciation. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio consisting of equity securities of U.S. companies. Equity securities consist of common stock, depositary receipts, REITs, MLPs, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. The Fund may also invest up to 15% of its assets in the securities of issuers that are located outside of the U. S., or which derive a significant portion of their business or profits outside of the U. S. The Fund may invest in equity securities of all market capitalization ranges (such as small, medium or large capitalization companies).

Under normal circumstances, the Fund will invests at least 80% of its assets in equity securities of U.S. companies across all market capitalizations. This is not a fundamental policy and may be changed by the Board, without a vote of shareholders, upon sixty (60) days' prior written notice. The foreign securities the Fund purchases may not always be purchased on the principal market. For example, depositary receipts may be purchased if trading conditions make them more attractive than the underlying security. Depositary receipts include securities such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). ADRs are securities, typically issued by a U. S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U. S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depositary, whereas an unsponsored facility is established by the depositary without participation by the issuer of the underlying security. The market value of depositary receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

In addition to the equity securities described above, the Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds ("ETFs"). ETFs are investment companies that seek to track the performance of a particular market index. These investment companies invest in securities that are consistent with the Fund's investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. Securities of other investment companies will be acquired by the Fund within the limits contained in the 1940 Act.

The Fund may use derivatives such as options on stock indices, financial futures contracts and related options.

Although the Fund intends to invest primarily in the equity securities of U. S. companies, under normal market conditions it may also invest up to 20% of its assets into high quality money market instruments and repurchase agreements. The money market instruments include commercial paper, asset-backed commercial paper, notes and bonds issued by U. S. companies, obligations issued by the U.
S. government and its agencies and instrumentalities, and obligations issued by
U. S. and foreign banks, such as certificates of deposit. Such money market instruments will be "high quality" (i.e., securities receiving one of the two highest ratings categories from a nationally recognized statistical ratings agency).

The Adviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles without running a high degree of capital risk. The Adviser analyzes a business in the same manner a private investor would in looking to purchase the entire company. The Adviser only invests in those businesses they understand and where they have confidence in the company's management and financial strength. The Adviser seeks businesses that generate "free cash flow" and securities that have unrecognized potential, yet possess a combination, above average free cash flow growth, and/or below average valuation.

The Adviser sells or reduces a position in a security when it sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company's shares fully reflect the opportunities once thought unrecognized in share price. When the Adviser believes that objectives are not being met it can be for a number of reasons: the economic or competitive environment might be changing; company management's execution could be disappointing; or worst case, management proves to be less than forthright or have an inappropriate assessment of the company's state and the task at hand.

                                  RISK FACTORS

Stock Market Risk - The Fund is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Market Capitalization - Companies may be categorized as having a small, medium, or large capitalization market value. The potential risks are generally higher with small capitalization companies and lower with large capitalization companies. Therefore, to the extent that the Fund is invested more heavily in small-capitalization and/or medium-capitalization stocks, it may be more volatile than, and to fluctuate independently of, broad based stock market indices such as the Russell 3000(R) Index.

REITs - The Fund may invest in REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the REITs held in the Fund's portfolio. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the tax-free pass-through of income under the Internal Revenue Code and to maintain their exemption from registration under the 1940 Act.

Foreign Investing - The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U. S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.
S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries.

Investments in foreign companies often are made in the applicable foreign currency, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U. S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U. S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U. S. securities.

Depositary Receipts - In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U. S. depositary, may not provide additional financial and other information to the depositary or the investor, or that such information in the U.S. market may not be current.

Investment Companies and ETFs - The Fund may invest a portion of its assets in other investment companies, including ETFs. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. With respect to ETFs, the price movement of an ETF may not track its underlying index, and may result in a loss.

Options, Futures and Options on Futures - The Adviser may use derivatives such as options on stock indices, financial futures contracts and related options. There is no guarantee such strategies will work. If the Adviser is not successful in employing such instruments in managing the Fund's portfolio, the Fund's performance will be worse than if it did not employ such strategies. Successful use by the Adviser of options on stock indices, financial futures contracts and related options will be subject to the Adviser's ability to predict correctly movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return.

Certain positions may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any specific time. Thus, it may not be possible to close such a position and this could have an adverse impact on the Fund. When trading options on foreign exchanges or in the OTC market many of the protections afforded to exchange participants will not be available and a secondary market may not exist.

Fixed Income Investing - To the extent that the Fund invests its assets in high quality money market securities and repurchase agreements, it will be subject to credit risk and interest rate risk. Credit risk refers to when an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. The credit risk of high quality securities (i.e., securities receiving one of the two highest ratings categories from a nationally recognized statistical ratings agency) is very low. Interest rate risk refers to when the value of the Fund's investments in fixed income securities are affected by movements in interest rates. The value of fixed income securities tend to fall when interest rates rise and to rise when interest rates fall. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to interest rate changes. Repurchase agreements are subject to the risk that the other party to the agreement will not fulfill its obligations under the repurchase agreement.

Portfolio Turnover - The Fund may engage in active and frequent trading of its portfolio securities. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Temporary Defensive Position - The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


                                   MANAGEMENT

The Company - The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund." The Company has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Adviser - Epoch Investment Partners, Inc. (the "Adviser"), located at 640 Fifth Avenue, 18th Floor, New York, New York 10019, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser was organized in April, 2004. The Adviser is a subsidiary of Epoch Holding Corporation, a public company. The Adviser provides investment management services to high net worth individuals, investment companies, pension and profit-sharing plans and other institutional clients. The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal year ended December 31, 2006, the Adviser earned investment advisory fees from the Fund at the annual rate of 1.00% of the Fund's average daily net assets.

A discussion regarding the basis for the Board's approval of the Advisory Agreement with Epoch Investment Partners, Inc. is available in the Fund's Annual Report to Shareholders for the period ending December 31, 2006.

In the interest of limiting the expenses of the Fund's Platform Shares, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees until August 1, 2008 so that the ratio of total annual operating expenses for the Fund's Platform Shares will not exceed 1.54% of the Fund's average daily net assets. This limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of any fees waived. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived by the Adviser during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount

Portfolio Managers - William W. Priest, David N. Pearl and Michael A. Welhoelter serve as the Portfolio Managers of the Fund.

William W. Priest is a Managing Director, the Chief Executive Officer and a Portfolio Manager of Epoch Investment Partners, Inc. Prior to founding the Adviser in April 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC for two years. Prior to joining Steinberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management, Chairman and CEO of Credit Suisse Asset Management Americas and CEO and Portfolio Manager of its predecessor firm BEA Associates, which he co-founded in 1972. During his 30 year tenure at BEA and CSAM, Mr. Priest developed the firm into a well-recognized investment manager with over $100 billion US under management. He is a CFA charterholder, CPA, and a graduate of Duke University and the University of Pennsylvania Wharton Graduate School of Business. He is author of several published articles and papers on investing and finance, including the books, The Financial Reality of Pension Funding Under ERISA and the most recent, Free Cash Flow and Shareholder Yield: New Priorities for the Global Investor, published by John Wiley & Sons. He is a Director of Globe Wireless, InfraRedX and a Member of the Council on Foreign Relations.

David N. Pearl has served as an Executive Vice President, Head of U.S. Equities and Portfolio Manager of Epoch Investment Partners, Inc. since 2004. From 2001 until 2004, Mr. Pearl was a Managing Director and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC, where he was responsible for managing both institutional and private client assets. From 1997 until 2001, he held a similar portfolio management position at ING Furman Selz Asset Management. Prior to that, he was a Senior Portfolio Manager at Citibank Global Asset Management. Mr. Pearl received an MBA from Stanford University Graduate School of Business, and a B.S. in Mechanical Engineering from the University of Pennsylvania.

Michael A. Welhoelter has served as a Managing Director, Portfolio Manager -Quantitative Research and Risk Management with Epoch Investment Partners, Inc. since 2005. From 2001 until 2005, Mr. Welhoelter was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. In this role, he managed over $5 billion in mutual funds and separately managed portfolios. From June 1997 until October 2001, he was at Credit Suisse Asset Management Group, where he was a portfolio manager in the Structured Equity group, overseeing long/short market neutral and large cap core products. Prior to joining Credit Suisse Asset Management he was a portfolio manager and quantitative research analyst at Chancellor/LGT Asset Management. Mr. Welhoelter holds a B.A. degree in Computer and Information Science from Colgate University. He is a member of the New York and the Society of Quantitative Analysts and he is a CFA charterholder.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Institutional Shares and Platform Shares, subtracting any liabilities attributable to the Fund's Institutional Shares and Platform Shares, and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that expenses may be charged against shares of different classes of the Fund, the NAV of the various classes of the Fund may vary.

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Platform Shares is equal to the net asset value. Shares held by you are sold or exchanged at the net asset value per share next determined after a request has been received in proper form, less any applicable redemption fee on shares held for six (6) months or less. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are in U. S. equity securities traded on U. S. securities exchanges, it is anticipated that the use of fair value pricing will be limited. However, the Company may use fair value pricing more often on foreign securities held by the Fund.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.


                                PURCHASING SHARES

Share Class Alternatives - The Fund currently offers two different classes of shares, one of which, Platform Shares, is offered by this prospectus. Additional information concerning the Fund's Institutional Shares may be obtained by reading a copy of the applicable prospectus. The Fund is also authorized to offer Class A Shares, however such shares are not currently offered. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has different combinations of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

You may purchase Platform Shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the First Dominion Capital Corp. (the "Distributor") to sell shares of the Fund (collectively, "Financial Intermediaries"). You may also to purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 527-9525. There are no sales charges in connection with purchasing Platform Shares of the Fund. Financial Intermediaries who offer Platform Shares may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different.

Share Transactions - You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. If you hold an account through a Financial Intermediary, you may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting your Financial Intermediary. Financial Intermediaries may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement.

Customer Identification Program - Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:

      o    Name;

      o    Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments - The minimum initial investment for Platform Shares of the Fund is $2,500. Subsequent investments must be in amounts of $100 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

Purchases by Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Investing by Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase Platform Shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.
                                REDEEMING SHARES

You may redeem Platform Shares of the Fund at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your Platform Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Company's procedure is to redeem Platform Shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. A two percent (2.00%) redemption fee is deducted from the proceeds of the Fund's Platform Shares if shares are redeemed within six (6) months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. This redemption fee is meant to prevent short-term trading in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the
U. S. Securities and Exchange Commission (the "SEC") determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated. If you sell Platform Shares through a Financial Intermediary, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of Platform Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account if it has a value of less than the required minimum investment. If you bring your account balance up to the required minimum no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Exchange Privileges - You may exchange all or a portion of your shares in the Fund for the shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Portfolio Managers, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Portfolio Managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

Funds (such as this Fund) that may invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). In addition, if the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

In an effort to deter market timing or other abusive trading activities, the Company has adopted a redemption fee. A 2.00% redemption fee shall be imposed on any shares redeemed within six (6) months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. This redemption fee is meant to prevent short-term trading in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. The redemption fee shall not apply towards shares purchased with the reinvestment of dividends. In determining the amount of any redemption fee, the shares having been held the longest in the account shall be considered redeemed first.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination - Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares - If you wish to transfer Platform Shares to another owner, send a written request to the Transfer Agent. Your request should include
(i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the Platform Shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

General - The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.


                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains.
Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent further legislation, such long-term capital gains rates will not apply to qualified dividend income distributed after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's distributor. Investment professionals who offer Platform Shares may request fees from their individual clients. If you invest through a financial intermediary, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Rule 12b-1 Fees -- The Board has adopted a Distribution Plan for the Fund's Platform Shares (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Fund may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the distributor. The fee paid to the distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the distributor to provide such services. Because these fees are paid out of the Platform Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Payments to Financial Intermediaries - Certain financial intermediaries that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These fees (service fees) are paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. As of the date of this prospectus, Platform Shares of the Fund have not operated for a full year. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund's financial highlights for the periods presented have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     Class I Shares              Class P Shares
                                                          -------------------------------      -------------------
                                                             Year ended        Period ended       Period ended
                                                          December 31, 2006 December 31, 2005* December 31, 2006**
                                                          ----------------- ------------------ -------------------
Net asset value, beginning of period                           $ 14.91           $ 15.00             $15.31
                                                               -------           -------             ------
Investment activities
  Net investment income (loss)                                    0.01                --/1/           (0.01)
  Net realized and unrealized gain (loss) on investments          2.07             (0.09)              1.67
                                                               -------           -------             ------
  Total from investment activities                                2.08             (0.09)              1.66
                                                               -------           -------             ------
Distributions
  Net investment income                                             --/1/             --                 --
                                                               -------           -------             ------
  Total distributions                                               --                --                 --
                                                               -------           -------             ------
Net asset value, end of period                                 $ 16.99           $ 14.91             $16.97
                                                               =======           =======             ======
Total Return                                                     13.96%            (0.60%)            10.84%
                                                               =======           =======             ======
Ratios/Supplemental Data
Ratio to average net assets/ (A)/
  Expenses, net /(B)/                                             1.29%             1.29%***           1.54%***
  Net investment income (loss)                                    0.05%            (0.07%)***         (0.21%)***
Portfolio turnover rate                                          63.87%            16.96%             63.87%
Net assets, end of period (000's)                              $27,108           $14,088             $  142

*Commencement of operations was July 25, 2005
**Commencement of operations was August 15, 2006
***Annualized
/1/Less than one cent per share.
/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.43% for Class I and 1.08% for Class P for the year ended December 31, 2006 and 1.26% for the period ended December 31, 2005.
/(B)/Expense ratio -- net reflects the effect of the management fee waivers and reimbursement of expenses.

                                TABLE OF CONTENTS

                                                   PAGE

Risk/Return Summary.................................1
Fees and Expenses...................................4
Objective and Strategies............................5
Risk Factors........................................7
Disclosure of Portfolio Holdings...................10
Management.........................................10
Shareholder Information............................11
Purchasing Shares..................................12
Redeeming Shares...................................13
Additional Information.............................15
Distribution and Taxes.............................18
Financial Highlights...............................19
[GRAPHIC OMITTED]
You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated May 1, 2007, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual report and SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual report from the Company's website at: www.theworldfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-8255)






===============================================================================

===============================================================================
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]







                                REMS Real Estate
                             Value-Opportunity Fund


















                                   PROSPECTUS

                                   May 1, 2007

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]








                    REMS Real Estate Value-Opportunity Fund

                         series of The World Funds, Inc.
                          A "Series" Investment Company



This prospectus describes REMS Real Estate Value-Opportunity Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio.



As with all mutual funds, the U.S. Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                               RISK/RETURN SUMMARY

Investment Objective - The Fund seeks to achieve long-term growth of capital and current income.

Principal Investment Strategies - Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments. These include securities issued by real estate investment trusts ("REITs") and real estate operating companies. A REIT is a separately managed trust that makes investments in various real estate businesses. For purposes of the Fund's investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. The Fund's policy of investing at least 80% of its net assets in the real estate industry and other real estate related investments is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders, upon sixty (60) days' prior notice.

The Fund does not invest in real estate directly. The portfolio of securities in which the Fund invests will normally be diversified as to geographic region and property type. The Fund may hold as few as twenty long positions and Real Estate Management Services Group, LLC ("REMS" or the "Adviser") may take short positions in real estate operating companies, REITs, and REIT and other real estate company indices. The equity securities generally will be of U.S. issuers that are considered by the Adviser to be undervalued and have dividend yields that exceed the ten-year U.S. Treasury yield. The Fund may borrow money to invest, although not in excess of 33 1/3% of its assets, including the amount of any borrowings. The Fund may borrow and, if so, will maintain varying levels of leverage depending on factors such as the price of the security relative to the underlying real estate and the returns of the security relative to the interest expense of the Fund. Notwithstanding this expectation, the Fund will not use leverage, or will use leverage to a lesser extent, if the Adviser anticipates that leveraged assets in the Fund would result in a lower return to shareholders.

Principal Risks - An investment in the Fund is not guaranteed and you may lose money by investing in the Fund. The Fund is not a complete investment program. It has been designed to provide exposure to the real estate industry and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the principal risks associated with an investment in the Fund include:

o........Real estate market and REIT risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

o Small companies. The Fund will be focused on smaller companies (those companies with a market capitalization of less than $1 billion). Smaller real estate company stocks can be more volatile than, and perform differently from, larger real estate company stocks.

o Leverage risk. The Fund may use leverage in executing its investment strategy. The amount of leverage may not exceed 33% of the Fund's total assets (including the amount of the borrowings but reduced by any liabilities not constituting borrowings). The amount of the Fund's borrowings and the interest rates at which the Fund borrows in particular, will affect the operating results of the Fund. Leverage will increase the volatility of the Fund's performance and its risk. There can be no assurance that a leveraging strategy will be successful.

o Short sales risk. The Fund may engage in short sales of securities, index funds, and index options in executing its investment strategy. Short sales may occur if the Adviser determines an event is likely to have a downward impact on the market price of a company's securities. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund's portfolio.

o Stock market risk. Stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. If the stock market drops in value, the value of the Fund's portfolio investments is also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

o Non-diversification risk. The Fund is "non-diversified" and takes larger positions in a smaller number of issuers than a diversified fund. The change in the value of a single stock in the Fund's portfolio may have a greater impact on the Fund's net asset value than it would on a diversified fund. The Fund's share price may fluctuate more than the share price of a comparable diversified fund.

Performance Information - The bar chart and table show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The Fund began operations on December 16, 2002 as the REMS Real Estate Value Opportunity Fund, a separate portfolio of Hillview Investment Trust, II (the "Predecessor Fund"). On November 25, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. The bar chart shows how the performance of the Fund and Predecessor Fund have varied from year to year. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. The table compares the average annual total returns of the Fund and the Predecessor Fund for the periods ended December 31, 2006 to the NAREIT Equity Index. Keep in mind that the past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

                        Annual Total Returns Before Taxes
                    REMS Real Estate Value Opportunity Fund

                                  2003     21.49%
                                  2004     18.66%
                                  2005      7.77%
                                  2006     24.94%


During the periods shown in the bar chart, the highest return for a calendar quarter was 10.00% (quarter ending December 31, 2004) and the lowest return for a calendar quarter was (4.17%) (quarter ending June 30, 2004).

                             Average Annual Returns as of 12/31/06

                                              Since Inception
                                   1 Year   (December 16, 2002)

Before Taxes                      24.94%          17.89%
After Taxes on Distributions(1)   22.64%          15.25%
After Taxes on Distributions
  and Sale of Shares(1)           17.21%          14.30%
[GRAPHIC OMITTED]
NAREIT Equity Index(2)            35.06%          28.34%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The NAREIT Equity Index is an unmanaged index of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. It is not possible to invest directly in an index.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

Shareholder Transaction Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases              None
Maximum Deferred Sales Charge (Load)                          None
Maximum Sales Charge (Load) Imposed on Reinvested             None
Dividends and Distributions
Redemption Fee(1)(2)                                          2.00%
Exchange Fee(3)                                               None

Annual Operating Expenses (expenses that are deducted from Fund assets)

Advisory Fee                                                  1.00%
Distribution (12b-1) and Service Fees                         None
Other Expenses(4)                                             1.48%
   Acquired Fund Fees and Expenses                            0.00%
                                                              -----
Total Annual Fund Operating Expenses(4)                       2.48%
Fee waiver and/or expense reimbursements                     (0.21%)
                                                              -----
Net Expenses(5)                                               2.27%
                                                             ======

(1) A 2.00% redemption fee is imposed on any shares redeemed within 7 days of their initial purchase. This redemption fee shall apply to all shareholders and accounts. This redemption fee shall equal 2.00% of the amount being redeemed. In determining any redemption fee, the shares held the longest in the account shall be considered redeemed first. Any redemption fees shall be credited to the Fund. This redemption fee is being imposed to prevent short-term trading and to offset transaction and other costs associated with short-term trading.

(2)   Your account will be charged $10 for a telephone redemption.

(3)   Your account will be charged $10 for a telephone exchange.

(4) "Other Expenses" and "Total Annual Fund Operating Expenses" include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared, thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends was 0.77% of average net assets for the most recent fiscal year. Other Expenses also include, among other expenses, administrative, custody and transfer agency fees.

(5) The Adviser has contractually agreed to waive or limit its fees until November 25, 2008, so that the ratio of total annual operating expenses for the Fund's shares is limited to 1.50%. Total annual Fund operating expenses do not include brokerage commissions, taxes, interest, short-sale dividends, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser may recover the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above.

Example:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

             1 Year    3 Years   5 Years   10 Years
             ------    -------   -------   --------

              $230      $753     $1,302     $2,800

                            OBJECTIVE AND STRATEGIES

The Fund's investment objective is long-term growth of capital and current income. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments. These include securities issued by real estate investment trusts and real estate operating companies. A REIT is a separately managed trust that makes investments in various real estate businesses. The equity securities invested in by the Fund generally will be securities of U.S. issuers that the Adviser considers to be undervalued and that have dividend yields that exceed the ten-year U.S. Treasury yield. The Adviser applies a proprietary REIT Multi-Factor Model to select securities that are considered undervalued based on cash flow yields and capital structure. The remainder of the Fund's assets will be invested in cash or short-term investments, debt securities or real estate operating companies' securities that pay little or no dividends. The Fund may invest in common stocks of issuers listed on a national securities exchange or traded in the over-the-counter market. Securities convertible into or exercisable for common stocks may include convertible debt securities (such as bonds, debentures and notes), preferred stocks, options, warrants and rights. In certain instances, a security of one issuer may be convertible into or exercisable or exchangeable for securities of a different issuer. Although certain securities in which the Fund may invest may be issued by well-known companies, others may be issued by less recognized and smaller companies.

The Fund may use leverage to execute its investment strategy. The Fund may use leverage, i.e., borrow money for investing, for the purpose of enhancing returns and meeting operating expenses and redemption requests while maintaining investment capacity. The Fund may borrow and, if so, will maintain varying levels of leverage depending on factors such as the price of the REIT security relative to the underlying real estate and the returns of the REIT security relative to the interest expense of the Fund. Notwithstanding this expectation, the Fund will not use leverage, or will use leverage to a lesser extent, if the Adviser anticipates that leveraged assets in the Fund would result in lower returns to shareholders. The Adviser may take short positions in real estate operating companies, REITs, and REIT and other real estate company indices.

Investment decisions will be made principally upon the basis of the application of the Adviser's proprietary multi-factor valuation model combined with in-depth industry and company specific research conducted by the Adviser. The Fund will seek to invest in companies that it believes are well managed, have excellent Fundamentals and are undervalued in relation to other securities in the same market sector. The Fund may take short positions in individual securities, index funds or index options when appropriate, in order to protect accumulated unrealized gains.

The Adviser may also purchase securities for which there is a limited liquid market, companies with limited operating histories and unrated securities. The types of securities in which the Fund may invest, the strategies it may employ and risks associated with such investments and strategies are described below.

Real Estate Companies. For purposes of the Fund's investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. Under normal circumstances, the Fund will invest substantially all of its assets in the equity securities of real estate companies. These equity securities can consist of common stocks (including REIT shares), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the Adviser's view, a significant element of the securities' value, and preferred stocks.

REITs. The Fund may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. A REIT is not taxed on income or net capital gains distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies, and the Fund intends to use these REIT dividends in an effort to meet the current income goal of its investment objective.

      Types of REITs. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. The Fund invests primarily in equity REITs.

o Equity REITs. The Fund's investment portfolio includes shares of equity REITs, which are companies that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by investing in and selling properties that have appreciated in value.

o Mortgage REITs and Hybrid REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Real estate operating companies. The Fund may invest in real estate operating companies ("REOCs"), which are publicly traded real estate companies that have not elected to be taxed as REITs. The three primary reasons for not making that election are: (a) a REOC may carry forward net operating losses; (b) a REOC may operate lines of businesses that generate income and would not qualify as a business that a REIT may operate and retain its tax status; and (c) a REOC may retain and reinvest its earnings whereas a REIT must distribute substantially all of its taxable income every year to retain its tax status.

                                  RISK FACTORS

The Fund expects to invest primarily in common stocks and other equity securities issued by real estate companies. The main risk is that the value of the stocks the Fund holds might decline as a result of the performance of individual stocks, a decline in the stock market in general or a general decline in real estate markets. An investment in the Fund is not guaranteed, and you may lose money by investing in the Fund. The Fund is not a complete investment program. It has been designed to provide exposure to securities of real estate companies and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the principal risks associated with an investment in the Fund include:

Real estate market and REIT risk. The real estate industry is particularly sensitive to economic downturns. REIT prices may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs and poor management. Other risks that can adversely affect the value of securities in the real estate industry include: extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

Small Companies. Small companies may have limited operating histories. There may be less trading volume in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Historically, however, the significant amount of dividend income provided by REITs has tended to lessen this impact.

Leverage risk. The amount of borrowings and the rates at which the Fund can borrow in particular, will affect the performance of the Fund. Leveraging the Fund exaggerates changes in the value and in the yield on the Fund's portfolio. This may result in greater volatility of the net asset value of the shares. To the extent the income or capital appreciation derived from securities purchased with monies received from leverage is not sufficient to cover the cost of leverage, the Fund's return would be lower than if leverage had not been used.

The Fund could lose more than the amount it invests. The Fund expects to borrow pursuant to a secured line of credit under which loans will be payable on demand by the lender and can be prepaid by the Fund at any time, without penalty. If the securities pledged to the Fund's lender decline in value, or if the lender determines that additional collateral is required for any other reason, the Fund could be required to repay the loans, provide additional collateral or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden drop in the value of the Fund's assets, the Fund might not be able to liquidate assets quickly enough to pay off its debt. The Fund will not use leverage if the Adviser anticipates that leveraged assets would result in a lower return to shareholders than the Fund could obtain over time without leverage.

Short sales risk. The Fund may engage in short sales. To effect a short sale, the Fund's brokerage firm borrows the security to make delivery to the buyer. When the short position is closed, the Fund is obligated to deliver that security by purchasing it at the market price. Short sales may occur if the Adviser determines an event is likely to have a downward impact on the market price of a company's securities. In addition, short positions may be taken if in the opinion of the Adviser such positions will reduce the risk inherent in taking or holding long positions. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund's portfolio. A short sale of a security involves the risk of a theoretically unlimited increase in the market price of the security, which could result in an inability to cover the short position or a theoretically unlimited loss. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Stock market risk. Stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. If the stock market drops in value, the value of the Fund's portfolio investments is also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Non-diversification risk. The Fund is "non-diversified" and takes larger positions in a smaller number of issuers than a diversified Fund. The change in the value of a single stock in the Fund's portfolio may have a greater impact on the Fund's net asset value than it would on a diversified Fund. The Fund's share price may fluctuate more than the share price of a comparable diversified Fund.

Other Investment Strategies

To achieve its investment objective, the Fund can also use the investment techniques and strategies described below. The following investment strategies are not considered principal investment strategies, and the Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Securities. While the Fund emphasizes investments in common stocks, it can also buy other equity securities, such as preferred stocks, warrants, junk bonds and securities convertible into common stocks (which may be subject to credit risks and interest rate risks). The Adviser considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the Adviser's investment decision than in the case of other debt securities.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Adviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund may use other derivative investments because they offer the potential for increased value. The Fund currently does not expect to use derivatives to a significant degree and is not required to use them in seeking its objective.

Temporary Defensive and Interim Investments. In times of adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. If the Fund does so, the Fund may not achieve its investment objective. Cash equivalent investments that may be purchased by the Fund include short-term, high-quality debt securities, money market instruments, bills, notes and bonds that are issued, sponsored or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), commercial paper or floating rate debt instruments. Cash equivalent securities other than U.S. Government Securities purchased by the Fund must have received one of the two highest credit ratings from a nationally recognized statistical rating organization or be of comparable quality, as determined by the Adviser. The Fund may also purchase shares of money market mutual funds or interests in collective accounts maintained by banks or financial institutions which hold the types of securities described above. In addition, cash not invested in equity securities may be invested in fixed income securities ("Bonds") pending investment in equity securities, as well as to maintain liquidity. Bonds and money market securities, while generally less volatile than equity securities, are subject to interest rate and credit risks.

Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover". The Fund may have a high portfolio turnover rate of over 100% annually, although the Adviser anticipates that portfolio turnover will be less than 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions.

                           ADDITIONAL RISK INFORMATION

Interest Rate Risk. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the Fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. Government Securities and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

Credit Risk. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Low quality bonds involve high credit risk and are considered speculative.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                   MANAGEMENT

The Company - The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is commonly known as a "mutual fund." The Company has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Adviser - Real Estate Management Services Group, LLC serves as the Adviser for the Fund pursuant to an investment advisory agreement with the Company. The Adviser also served as the investment adviser to the Predecessor Fund prior to its reorganization into the Fund. The principal office of the Adviser is 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102. The Adviser was organized in May, 2002 as a limited liability corporation in the state of Florida. Prior to its formation as an independent adviser, the Adviser operated as a division of Beach Investment Counsel ("BIC") from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the Adviser. Prior to May 2000, Edward Turville, Managing Director and a principal of the Adviser, was a partner at Dalton, Greiner, Hartman, Maher & Company ("DGHM") where he oversaw its public real estate investments and developed its REIT product in 1997. As of December 31, 2006, the Adviser had approximately $612 million in assets under management.

The Adviser, subject to the general supervision of the Board of Directors of the Company, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records. Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal period ended December 31, 2006, the Adviser received fees from the Fund at the annual rate of 1.00%.

A discussion regarding the basis for the Board of Directors' approval of the Fund's Advisory Agreement with Real Estate Management Services Group, LLC is available in the Fund's semi-annual report to shareholders dated December 31, 2005.

In the interest of limiting the expenses of the Fund's shares, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees until November 25, 2007 so that the ratio of total annual operating expenses for the Fund's shares will not exceed 1.50% of the Fund's average daily net assets. This limit does not apply to brokerage commissions, taxes, interest, short-sale dividends, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of any fees waived. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived by the Adviser to the Fund (or the Predecessor Fund) during any of the previous three
(3) years, less any reimbursement previously paid by the Fund (or the Predecessor Fund) to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund (or the Predecessor Fund). The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Directors of the Company.

Portfolio Manager - Edward W. Turville, CFA, serves as the Portfolio Manager of the Fund. Mr. Turville also served as the Portfolio Manager of the Predecessor Fund prior to the reorganization. Mr. Turville has been Managing Director and Senior Portfolio Manager of the Adviser since its inception in May 2002. Mr. Turville has managed over $400 million in real estate and REIT investments for the past 7 years and conducted research related to publicly traded real estate securities since 1970. As a partner at DGHM, Mr. Turville created the DGHM REMS REIT product in 1997 and served as its portfolio manager from 1997 to 2000. From May 2000 to May 2002, Mr. Turville served as BIC's Managing Director and Senior Portfolio Manager of the REMS REIT product.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets, subtracting any liabilities, and then dividing by the total number of shares outstanding. Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's shares is equal to the net asset value. Shares held by you are sold or exchanged at the net asset value per share next determined after a request has been received in proper form, minus any redemption fee (if applicable). Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day. The Fund's securities are valued at current market prices. investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Generally, trading in corporate bonds, U. S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are in U. S. equity securities traded on U. S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

                                PURCHASING SHARES

You may purchase shares of the Fund directly from First Dominion Capital Corp. (the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. Shares of the Fund are also offered through financial supermarkets, advisers and consultants and other investment professionals. There are no sales charges in connection with purchasing shares of the Fund. Investment professionals who offer shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Share Transactions - You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

Customer Identification Program - Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:

o        Name;

o        Date of birth (for individuals);

o        Residential  or  business   street   address   (although  post  office
         boxes are still permitted for mailing); and

o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments - The minimum initial investment for shares of the Fund is $50,000. Subsequent investments must be in amounts of $5,000 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

Purchases by Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Investing by Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

                                REDEEMING SHARES

You may redeem shares of the Fund at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Company's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

A 2.00% redemption fee shall be imposed on any shares redeemed within 7 days of their initial purchase. This redemption fee shall apply to all shareholders and accounts. The redemption fee shall not apply towards shares purchased with the reinvestment of dividends nor shall it apply to exchanges between the various funds of the Company. The redemption fee shall equal 2.00% of the redemption proceeds. In determining the amount of any redemption fee, the shares having been held the longest in the account shall be considered redeemed first. Redemption fees shall be retained by the Fund. This redemption fee is meant to prevent short-term trading in the Fund and to offset any transaction and other costs associated with short-term trading. The redemption fee is a percentage of the NAV at the time or purchase. The Company reserves the right to waive this fee.

If you sell shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

By Mail - Redemption requests must be in writing and must be signed by the shareholder(s) named on the account. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. If you wish to redeem shares of the Fund valued at $25,000 or more, each signature must be guaranteed. Certain other written requests to redeem shares may also require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account, if it has a value of less than the required minimum. If you bring your account balance up to the required minimum, no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Automatic Investment Plan - Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges - You may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Portfolio Manager, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Portfolio Manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

If the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of a redemption fee on shares held for 7 days or less and by the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination - Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares - If you wish to transfer shares to another owner, send a written request to the Transfer Agent. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

General - The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid quarterly. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. Distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Distributions attributable to dividends received by the Fund from a REIT do not qualify for qualified dividend income treatment. Absent further legislation qualified dividend income will not qualify for such capital gains rates if distributed after December 31, 2008. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. Following year-end, a portion of the dividends paid by REITs may be re-characterized for tax purposes as capital gains and/or return of capital. To the extent this occurs, distributions paid by the Fund during the year also will be reclassified to reflect these REIT re-characterizations. In order to appropriately re-characterize the distributions paid by REITs and report accurate tax information to you, the Fund must gather year-end tax information issued by each REIT owned by the Fund during the calendar year. Therefore, the Fund will file a 30 day extension with the Internal Revenue Service that extends the deadline for the Fund to issue Form 1099-DIV to shareholders.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. The one major exception to these tax principles is that distributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable. Non-U.S. investors may be subject to U.S. withholding tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you (1) have failed to provide a correct taxpayer identification number (TIN);
(2) are subject to backup withholding by the Internal Revenue Service (IRS); (3) have failed to provide the Fund with the certifications required by the IRS to document that you are not subject to backup withholding; or (4) have failed to certify that you are a U.S. person (including a U.S. resident alien).

                              FINANCIAL HIGHLIGHTS

The Fund commenced operations as a separate portfolio of the Hillview Investment Trust, II. On November 25, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. The financial highlights table is intended to help you understand the Fund's (and the Predecessor Fund's) financial performance for the period of the Fund's (and the Predecessor Fund's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in shares of the Fund (and the Predecessor Fund), assuming reinvestment of all dividends and distributions. The Board of Directors adopted a change in the Fund's fiscal year end date to December 31. This change was effective beginning with this fiscal period, which ran from July 1, 2006 to December 31, 2006. The Fund's financial highlights for the period ended December 31, 2006 have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Prior periods presented were audited by the Predecessor Fund's former independent registered public accounting firm. Additional performance information for the Fund (and the Predecessor Fund) is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                     July 1, 2006
                                       through         Year ended June 30     December 16, 2002
                                     December 31,  -------------------------       through
                                        2006**       2006     2005     2004   June 30, 2003/1/
                                     ------------  -------  -------  -------  -----------------
NET ASSET VALUE
Beginning of period                    $ 15.01     $ 15.50  $ 14.14  $ 12.75       $ 12.00
                                       -------     -------  -------  -------       -------
Investment activities
 Net investment income                    0.04        0.27     0.31     0.18          0.23
 Net realized and unrealized gain on
   investments                            2.21        1.29     2.34     2.08          0.76
                                       -------     -------  -------  -------       -------
 Total from investment activities         2.25        1.56     2.65     2.26          0.99
                                       -------     -------  -------  -------       -------
Distributions:
 Net investment income                   (0.23)      (0.18)   (0.35)   (0.29)        (0.24)
 Realized gains                          (0.88)      (1.76)   (0.70)   (0.39)           --
 Return of capital                          --       (0.11)   (0.24)   (0.19)           --
                                       -------     -------  -------  -------       -------
Total Distributions                      (1.11)      (2.05)   (1.29)   (0.87)        (0.24)
                                       -------     -------  -------  -------       -------
NET ASSET VALUE
End of period                          $ 16.15     $ 15.01  $ 15.50  $ 14.14       $ 12.75
                                       =======     =======  =======  =======       =======
Total Return                             15.07%      11.15%   19.26%   18.07%         8.37%
                                       =======     =======  =======  =======       =======

Ratios/Supplemental Data
Ratio to average net assets/ (A)/
 Expenses /(B)/                           2.27%***    2.16%    2.73%    3.26%         2.88%***
 Net investment income                    1.95%***    2.79%    1.35%    1.30%         3.42%***
Portfolio turnover rate                  64.82%      58.82%   45.00%   84.00%        27.00%
Net assets, end of period (000's)      $60,857     $55,177  $42,974  $24,550       $22,396

* Formerly known as Hillview/REMS Leveraged REIT fund. Name change effective on October 28, 2004.
** Effective July 1, 2006, the Fund changed its year end from June 30 to
   December 31.
***Annualized

/(1)/Commencement of operations was December 16, 2002.

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.21% for the period ended December 31, 2006, 0.15% for the year ended June 30, 2006, .56% for the year ended June 30, 2005, .16% for the year ended June 30, 2004 and .77% for the period ended June 30, 2003.

/(B)/Expense ratio reflects the effect of fee waivers and reimbursements.

                                TABLE OF CONTENTS
                                                   PAGE

Risk/Return Summary..................................1
Fees and Expenses....................................3
Objective and Strategies.............................5
Risks................................................6
Disclosure of Portfolio Holdings.....................7
Management...........................................7
Shareholder Information..............................9
Purchasing Shares...................................10
Redeeming Shares....................................11
Additional Information..............................12
Distribution and Taxes..............................15
Distribution Arrangements...........................16
Financial Highlights................................21
[GRAPHIC OMITTED]
You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Company's SAI dated May 1, 2007, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports and the SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at: www.theworldfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-8255)






===============================================================================
                          Eastern European Equity Fund
===============================================================================
                                 Class A Shares
===============================================================================








                                   a series of

                              THE WORLD FUNDS, INC.


===============================================================================

===============================================================================
===============================================================================







                          Prospectus dated May 1, 2007

                                   PROSPECTUS

                              THE WORLD FUNDS, INC.






                          Eastern European Equity Fund
                                 Class A Shares



                                   May 1, 2007





This prospectus describes the Eastern European Equity Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company") and managed by Commonwealth Capital Management, LLC ("CCM") and Vontobel Asset Management, Inc. ("VAM" or the "Sub-Adviser").







As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                               RISK/RETURN SUMMARY

Investment Objective  -- Capital appreciation.

Principal Investment Strategies -- The Fund will seek to achieve its objective by investing in equity securities, such as common stocks and securities that are convertible into common stock. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of companies located in Eastern Europe or which conduct a significant portion of their business in countries which are generally considered to comprise Eastern Europe. The Fund normally will have represented in the portfolio business activities of not less than three different eastern European countries.

Principal Risks -- The Fund's investments are subject to market, economic and business risks. These risks may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Sub-Adviser will achieve the Fund's objective.

The Fund will invest in foreign issuers. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Hence, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile -- You may wish to invest in the Fund if you are seeking capital appreciation, wish to diversify your current equity holdings and wish to take advantage of opportunities in Eastern Europe. You should not invest in the Fund if you are not willing to accept the risk associated with investing in foreign and developing markets or if you are seeking current income.

Performance Information -- The bar chart and table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart shows how the performance of the Fund has varied from year to year. The bar chart figures don't include any sales charges that investors will pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of Class A Shares of the Fund for the periods ended December 31, 2006 to the Nomura Research Institute's Central and Eastern European Equity Index (the "Nomura Composite-11 Index"). Keep in mind that the past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

[bar chart goes here]

Eastern European Equity Fund
Class A Annual Return

1997      8.74%
1998    (46.62%)
1999     14.50%
2000    (17.49%)
2001     (8.06%)
2002     21.36%
2003     49.65%
2004     48.91%
2005     19.35%
2006     29.75%

[end bar chart]


During the years shown in the bar chart, the highest return for a calendar quarter was 31.64% (quarter ending December 31, 1999) and the lowest return for a calendar quarter was (40.48%) (quarter ending September 30, 1998).

                                          Average Annual Total Returns
                                    (for the period ending December 31, 2006)

                                          One      Five       Ten     Since
                                          Year     Years      Years   Inception
                                                                      (2/15/96)
Class A Shares
Before Taxes(1)                         22.45%    31.45%       7.14%   10.51%
After Taxes on Distributions(1)(2)      22.40%    31.44%       6.92%   10.30%
After Taxes on Distributions and
     Sale of Fund Shares(1)(2)          14.61%    28.36%       5.32%    8.76%
[GRAPHIC OMITTED]
Nomura Composite-11 Index(3)            51.16%    41.57%      15.79%   17.59%

(1) Prior to September 9, 2002, Class A Shares were sold without a front-end sales charge. These returns represent the performance of the Class A Shares but have been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Class A Shares.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The Nomura Composite-11 Index is an unmanaged index of equity securities traded on securities exchanges or established over-the-counter markets in Poland, the Czech Republic, Hungary, Slovakia, Croatia, Romania, Slovenia, Estonia, Latvia, Lithuania and Russia. Returns do not include dividends and distributions and are expressed in U.S. dollars. The comparative index is not adjusted to reflect deductions for fees, expenses or taxes that the
      U. S. Securities and Exchange Commission (the "SEC") requires to be reflected in the Fund's performance.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the average daily net assets.

Shareholder   Transaction  Fees  (fees  paid  directly  from  your
investment)
                                                       Class A
                                                       Shares

Maximum Sales Charge (Load) Imposed on Purchases(1)    5.75%
Maximum Deferred Sales Charge (Load)(2)                2.00%
Maximum Sales Charge (Load) Imposed on Reinvested      None
Dividends and Distributions
Redemption Fees(3)                                     None
Exchange Fees(4)                                       None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                                           1.25%
Distribution (12b-1) and Service Fees(5)                 0.25%
Other Expenses(6)                                        0.99%
         Acquired Fund Fees and Expenses                 0.00%
                                                         ----
Total Annual Fund Operating Expenses(6)                  2.49%
Less reimbursements                                     (0.12%)
                                                        -------
Net expenses(7)(8)                                       2.37%
                                                         =====

 (1) As a percentage of offering price. Reduced rates apply to purchases of Class A Shares over $50,000, and the sales charge is waived for certain classes of investors.

(2) If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within 360 days of purchase. The charge is a percentage of the NAV at the time of purchase.

(3) The Fund reserves the right to waive the deferred sale charge on certain Class A Shares in order to qualify the Fund for inclusion in brokerage platforms, wrap programs and fund supermarkets. The Fund's Board of Directors have approved this waiver and the imposition of a redemption fee to discourage market timing. If you are in a category of investors who purchase Class A Shares through such programs, you will be subject to a 2.00% redemption fee if you redeem your shares less than 360 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. A shareholder electing to redeem shares by telephone will be charged $10 for each such redemption request.

(4)   Your account may be charged $10 for each telephone exchange.

(5) The Company has approved a Plan of Distribution for Class A Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution and service fees to the distributor of the Fund. Class A Shares pay a maximum distribution fee of 0.25% of average daily net assets. See "Distribution Arrangements - Rule 12b-1 Fees." The 12b-1 fees borne by the Class A Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

(6) Other Expenses have been adjusted to include additional custodian fees which were offset by custodian fee credits.

(7) CCM has contractually agreed to waive or limit its fees and to assume other operating expenses until December 31, 2007 so that the ratio of total annual operating expenses for the Fund's Class A Shares is limited to 2.75%. CCM may recoup the sum of all fees previously waived or reimbursed by CCM to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above.

(8) "Net expenses" reflect the effect of the custodian fee credits received by the Fund.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

                      1 Year           3 Years         5 Years      10 Years

Class A Shares(1)      $813            $1,306          $1,824       $3,238

(1) The above examples assume the payment of the maximum initial front-end sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary.

                            OBJECTIVE AND STRATEGIES

The Fund's investment objective is capital appreciation. The Fund will seek to achieve its objective by investing in equity securities, such as common stocks and securities that are convertible into common stock. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of companies that are located in or conduct a significant portion of their business in countries which are generally considered to comprise Eastern Europe. This is not a fundamental policy and may be changed by the Board of Directors of the Company (the "Board"), without a vote of shareholders, upon 60 days' prior notice. The Sub-Adviser's investment universe consists of companies that are located in, or listed on the exchanges of, Central and Eastern European countries, as well as companies that derive at least two-thirds of their sales from such countries. Not all of these countries have a functioning stock exchange and others still have an illiquid securities market; consequently, the Sub-Adviser concentrates on the markets of Hungary, Poland, Slovenia, the Czech Republic, Slovakia, Russia, Croatia and the Baltic states (Estonia, Latvia and Lithuania). The Sub-Adviser can invest in local shares in Poland, Hungary, the Czech Republic, Slovakia, Russia, the Baltic States, Croatia, Romania and Slovenia. Elsewhere, due to the lack of local sub-custodians or liquidity, the Sub-Adviser currently invests only through depositary receipts such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs") (collectively, "Depositary Receipts").

Trading volume of the stock exchanges of these markets may be substantially lower than that in developed markets and the purchase and sale of portfolio securities may not always be made at an advantageous price. The Sub-Adviser generally will decide when and how much to invest in these developing markets based upon its assessment of their continuing development. As stock markets in the region develop and more investment opportunities emerge, the Fund will broaden its portfolio to include securities of companies located in or which conduct a significant portion of their business in countries in this region.

The portfolio of the Fund will be diversified. The selection of the securities in which the Fund will invest will not be limited to companies of any particular size, or to securities traded in any particular marketplace, and will be based only upon the expected contribution such security will make to its investment objective. Currently, the Sub-Adviser considers only about 250 stocks as suitable for investment, based upon their market capitalization and liquidity. The Sub-Adviser expects this number to increase dramatically in the years to come. Together, these 250 stocks represent a market capitalization of approximately 75 billion U.S. dollars.

The Fund also invests in shares of closed-end investment companies. These investment companies invest in securities that are consistent with the Fund's objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies in addition to its own expenses. Also, federal laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. The Fund does not actively manage currency risk.

In determining which portfolio securities to sell, the Sub-Adviser considers the following: (1) if a stock appreciates such that, as a total percentage of the portfolio, it becomes too large; (2) if the sector or stock appears to be under-performing; (3) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) to sell loss positions in order to reduce taxable gains to our shareholders reflected in earlier sales of positions with gains; and, (5) to raise funds to cover redemptions.

                                      RISKS

Stock Market Risk -- The Fund is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Geographic Risk -- Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions, even in countries in which the Fund is not invested, may adversely affect security values and thus, the Fund's holdings.

Foreign Investing -- The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign companies often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Emerging and Developing Markets -- The Fund's investments in emerging and developing countries involve those same risks that are associated with foreign investing in general (see above). In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts -- In addition to the risk of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

European Currency -- Many European countries have adopted a single European currency, the Euro. On January 1, 1999, the Euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. On January 1, 2002, many national currencies were replaced by Euro coins and bank notes. This change is likely to significantly impact the European capital markets in which the Fund may invest and may result in additional risks. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

IPO Risk - The Fund may purchase securities in initial public offerings ("IPOs"). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offering in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Portfolio Turnover - The Fund may engage in active and frequent trading of its portfolio securities. The Fund presently anticipates that its annualized portfolio turnover rate will not typically exceed 100%. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Temporary Defensive Position -- When the Sub-Adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements (for the risks involved in repurchase agreements see the Statement of Additional Information (the "SAI")). For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Fund is in a temporary defensive position, it is not pursuing its stated investment objective. The Sub-Adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such alternative strategies will be utilized.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                   MANAGEMENT

The Company -- The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Company has retained CCM which, along with VAM, manages all aspects of the investments of the Fund.

Investment Management -- Commonwealth Capital Management, LLC, located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, oversees the Sub-Adviser and its investment of the Fund's assets pursuant to an investment advisory agreement (the "Advisory Agreement"). John Pasco, III, Chairman of the Board, is the sole owner of CCM. CCM has entered into a Sub-Advisory Agreement (the "Sub-Advisory Agreement") with Vontobel Asset Management, Inc. ("VAM"), 450 Park Avenue, New York, New York 10022, which delegates investment discretion over the Fund to VAM. VAM is a wholly owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. As of December 31, 2006, VAM managed in excess of $1.3 billion. VAM has provided investment advisory services to mutual fund clients since 1990.

CCM analyzes economic and market trends, periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Under the Advisory Agreement, the monthly compensation paid to CCM is accrued daily at an annual rate of 1.25% of the average daily net assets of the Fund. For the fiscal year ended December 31, 2006, CCM received fees from the Fund at the annual rate of 1.25%.

A discussion regarding the basis for the Board re-approving the Advisory Agreement with CCM and the Sub-Advisory Agreement with VAM is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2006.

Under the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision-making with respect to the Fund's investment program. VAM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold and provides the Company and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.60% of the investment advisory fees received by CCM. VAM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund.

In the interest of limiting expenses of the Fund, CCM has entered into a contractual expense limitation agreement. Pursuant to the agreement, CCM has agreed to waive or limit its fees and to assume other operating expenses until December 31, 2007 so that the ratio of total annual operating expenses for the Fund's Class A Shares will not exceed 2.75% of the Fund's average daily net assets. This limit does not apply to interest, taxes, distribution (i.e., 12b-1) fees, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. CCM will be entitled to reimbursement of fees waived or reimbursed by CCM to the Fund. The total amount of reimbursement recoverable by CCM (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by CCM to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

Portfolio Manager -- Mr. Gunter Faschang, who is a Vice President of VAM is the portfolio manager of the Fund. Mr. Faschang began his career in September 1995 as a registered trader on the floor of the Frankfurt Stock Exchange with Sputz AG and Exco-Bierbaum. In March 1997 he joined Investmentbank Austria, Vienna, as a Central European equity strategist. In January 1998 Mr. Faschang moved to Erste Bank, Vienna, as a Central European equity strategist and sector analyst for Russian oil stocks, with responsibility for organizing the Erste group's Central European research effort. In March 2000, he was appointed manager of Erste-Sparinvest's Danubia Fund. Mr. Faschang joined Vontobel Asset Management AG as head of Eastern European Equity Management and Research and was at the same time appointed a Vice President of VAM.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable the Fund's Class A, Institutional or Class C shares, subtracting any liabilities attributable to the Fund's Class A, Institutional or Class C shares, and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes of the Fund may vary.

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Class A Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge or redemption fee. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Company may use fair value pricing more often due to the Fund's global focus.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

                                PURCHASING SHARES

Share Class Alternatives -- The Fund is currently authorized to offer investors three different classes of shares, one of which, Class A Shares, are offered by this prospectus. Additional information concerning the Fund's Institutional and Class C shares may be obtained by reading a copy of the applicable prospectus. As of the date of this prospectus, the Fund has not yet begun to offer Institutional Shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Share Transactions -- You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

Customer Identification Program -- Federal regulations require that the company through which you open an account obtain certain personal information about you when opening a new account. As a result, the company must obtain the following information for each person that opens a new account:

o        Name;
o        Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments -- The minimum initial investment for Class A Shares is $2,500. Subsequent investments must be in amounts of $50 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

By Mail -- For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. When you buy shares, be sure to specify the class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

By Wire -- You may purchase Class A Shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General -- The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received. The Fund offers the ability to purchase shares through a Statement of Intention or a Right of Accumulation that may reduce sales charges on your purchases of Class A Shares. Review the SAI or call the Fund at (800) 527-9525 for further information.

                                REDEEMING SHARES

You may redeem Class A Shares of the Fund at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your Class A Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Company's procedure is to redeem Class A Shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. If you are in a category of investors who may purchase Class A Shares without a front-end sales charge you are subject to a two percent (2.00%) deferred sales charge if your shares are redeemed within three hundred sixty days (360) days after purchase (including shares received in an exchange). This charge is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. Payment will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell your Class A Shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of Class A Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

By Mail -- To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds to be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

By Telephone -- You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

By Wire -- If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form -- Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts -- Due to the relatively higher cost of maintaining small accounts, the Company may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account, if it has a value of less than the required minimum. If you bring your account balance above the required minimum, no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Automatic Investment Plan -- Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges -- You may exchange all or a portion of your shares in the Fund for the shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. You won't pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged.

Frequent Purchases and Sales of Fund Shares -- Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

Funds (such as this Fund) that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in mutual funds which do not invest in foreign securities. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.
The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, because the Fund has not adopted any specific limitations or restrictions on the trading of Fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination -- Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How To Transfer Shares -- If you wish to transfer your Class A Shares to another owner, send a written request to the Transfer Agent. Your request should include
(1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or taxpayer identification number and how dividends and capital gains are to be distributed; (4) any stock certificates which have been issued for the shares being transferred; (5) signature guarantees (See "Signature Guarantees"); and (6) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports -- Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications -- The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

General - The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions -- Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent further legislation, such long-term capital gains rates will not apply to qualified dividend income distributed after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. Class A Shares are subject to a front-end sales charge and a distribution fee. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

Class A Shares --

                         Sales charge as a
                         percentage of

                                                 Dealer
Amount of purchase       Public       Net        discount as a
at the public offering   Offering     amount     percentage of
price                    price(1)     invested   offering price

Less than $50,000        5.75%        6.10%      5.00%
$50,000 but less than    4.50%        4.71%      3.75%
$100,000
$100,000 but less than   3.50%        3.63%      2.75%
$250,000
$250,000 but less than   2.50%        2.56%      2.00%
$500,000
$500,000 but less than   2.00%        2.04%      1.75%
$1,000,000
$1,000,000 or more       1.00%        1.01%      1.00%

(1) The term "Public Offering Price" includes the front-end sales charge.

If you are in a category of investors who may purchase Class A Shares without paying a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within 360 days of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or deferred sales charge. In addition, the deferred sales charge on shares purchased without the payment of a front-end sales charge and redeemed within 360 days of purchase may be waived in certain circumstances. The deferred sales charge on redemptions of shares is computed based a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The deferred sales charge would equal 2.00% of the offering price and of the net amount invested. In determining whether to charge a deferred sales charge, we will assume that you have redeemed shares on which there is no deferred sales charge first and then shares in the order of purchase.

The Fund reserves the right to waive the deferred sale charge on certain Class A Shares in order to qualify the Fund for inclusion in brokerage platforms, wrap programs and fund supermarkets. The Fund's Board has approved this waiver and the imposition of a 2.00% redemption fee to discourage market timing. If you are in a category of investors who purchase Class A Shares through such programs, you will be subject to a 2.00% redemption fee if you redeem your shares less than 360 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or redemption fee. In addition, the redemption fee on shares purchased without the payment of a front-end sales charge and redeemed within 360 days of purchase may be waived in certain circumstances. The redemption fee is computed based a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The redemption fee would equal 2.00% of the offering price and of the net amount invested.

The Fund will use the first-in, first-out ("FIFO") method to determine the 360 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 360 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 360 day period from the date of purchase.

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short time trading effected through these financial intermediaries.

Sales charge reductions and waivers -- To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Fund's transfer agent (Fund Services, Inc., hereinafter the "Transfer Agent") or your financial intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the Fund's transfer agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Fund's transfer agent can verify your eligibility for the reduction or waiver. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the Fund's transfer agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that financial intermediary and other financial intermediaries. Consult the Fund's SAI for additional details.

You can reduce your initial sales charge in the following ways:

Right of Accumulation -- After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current NAV per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention -- A reduced sales charge on Class A Shares of the Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Combine with family member -- You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Waiver of Front-End Sales Charges --  Class A Shares

No sales charge shall apply to:

(1) the purchase of Class A Shares if you were a Class A Shareholder of the Fund prior to September 9, 2002;

(2)   reinvestment of income dividends and capital gain distributions;

(3)   exchanges of the Fund's shares for those of another fund of the Company;

(4) purchases of Fund shares made by current or former directors, officers or employees, or agents of the Company, CCM, the distributor, and by members of their immediate families and employees (including immediate family members) of a broker-dealer distributing Fund shares;
(5) purchases of Fund shares by the Fund's distributor for their own investment account and for investment purposes only;

(6) a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(7) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(8) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(9) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(10) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and

(11) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9525. All account information is subject to acceptance and verification by the Fund's distributor.

Rule 12b-1 Fees -- The Board has adopted a Plan of Distribution for the Fund's Class A Shares pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Pursuant to the Rule 12b-1 Plan, the Fund may finance certain activities or expenses that are intended primarily to result in the sale of its Class A Shares. The Fund finances these distribution activities through payments made to the distributor. The Fund may pay distribution fees (the "Rule 12b-1 Fee") at an annual rate of up to 0.25% of the Fund's Class A Shares average daily net assets. The Fund may pay Rule 12b-1 fees for activities and expenses borne in the past in connection with the distribution of its shares as to which no Rule 12b-1 fee was paid because of the expense limitation. Because these fees are paid out of Class A Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Payments to Financial Intermediaries -Certain financial intermediaries that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These fees (service fees) are paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in Class A Shares of the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the past five years presented have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                              Class A shares
                                                          -------------------------------------------------
                                                                         Years ended December 31,
                                                          -------------------------------------------------
                                                              2006        2005     2004     2003^      2002^
                                                          --------      -------  -------  --------  -------
Net asset value, beginning of period                      $  22.82      $ 19.12  $ 12.84  $   8.58  $  7.12
                                                          --------      -------  -------  --------  -------
Investment activities
  Net investment loss                                        (0.15)       (0.29)   (0.21)    (0.08)   (0.13)
  Net realized and unrealized gain (loss) on investments      6.98         3.99     6.49      4.34     1.59
                                                          --------      -------  -------  --------  -------
Total from investment activities                              6.83         3.70     6.28      4.26     1.46
                                                          --------      -------  -------  --------  -------

Distributions
  Net investment income                                      (0.04)          --       --        --       --
                                                          --------      -------  -------  --------  -------
Total distributions                                          (0.04)          --       --        --       --
                                                          --------      -------  -------  --------  -------
Net asset value, end of period                            $  29.61      $ 22.82  $ 19.12  $  12.84  $  8.58
                                                          ========      =======  =======  ========  =======

Total Return                                                29.92%       19.35%   48.91%    49.65%   20.51%
Ratios/Supplemental Data
Ratio to average net assets:
  Expenses                                                   2.49%/(A)/   2.54%    3.04%     2.94%    3.23%/(A)/
  Expenses - net                                             2.37%        2.54%    3.04%     2.94%    3.23%/(B)/
  Net investment loss                                       (0.58%)      (1.34%)  (1.55%)   (0.09%)  (1.62%)
Portfolio turnover rate                                    115.04%       67.09%   91.97%   117.27%   85.90%
Net assets, end of year (000's)                           $ 80,711      $62,939  $53,324  $ 38,648  $18,902

 * Commencement of operations for Class C shares was January 9, 2003.
 ^ Effective November 8, 2004, the Fund's name changed from Vontobel Eastern
   European Equity Fund to the Eastern European Equity Fund. The Fund maintained its financial statements, information and performance history.

/(A)/ Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.

/(B)/ Expense ratio-net reflects the effect of the custodian fee credits the fund received. In addition, the expense ratio in 2001 has increased by .25% as a result of a change in accounting principle related to the recording of redemption fees. Prior year numbers have not been restated to reflect this change.

                                TABLE OF CONTENTS

                                                      PAGE

Risk/Return Summary....................................1
Fees and Expenses......................................3
Objective and Strategies...............................4
Risks..................................................5
Disclosure of Portfolio Holdings.......................7
Management.............................................7
Shareholder Information................................8
Purchasing Shares......................................9
Redeeming Shares......................................11
Additional Information................................12
Distribution and Taxes................................15
Distribution Arrangements.............................16
Financial Highlights..................................17
[GRAPHIC OMITTED]
You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Company's SAI dated May 1, 2007, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports and the SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at: www.theworldfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-8255)





===============================================================================
                          Eastern European Equity Fund
===============================================================================
                                 Class C Shares
===============================================================================

===============================================================================

===============================================================================

===============================================================================













                                   a series of

                              THE WORLD FUNDS, INC.


===============================================================================

===============================================================================
===============================================================================

===============================================================================


===============================================================================

===============================================================================







                          Prospectus dated May 1, 2007

                                   PROSPECTUS

                              THE WORLD FUNDS, INC.






                          Eastern European Equity Fund
                                 Class C Shares



                                   May 1, 2007



This prospectus describes the Eastern European Equity Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company") and managed by Commonwealth Capital Management, LLC ("CCM") and Vontobel Asset Management, Inc. ("VAM" or the "Sub-Adviser").







As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

21

                               RISK/RETURN SUMMARY

Investment Objective  -- Capital appreciation.

Principal Investment Strategies -- The Fund will seek to achieve its objective by investing in equity securities, such as common stocks and securities that are convertible into common stock. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of companies located in Eastern Europe or which conduct a significant portion of their business in countries which are generally considered to comprise Eastern Europe. The Fund normally will have represented in the portfolio business activities of not less than three different eastern European countries.

Principal Risks -- The Fund's investments are subject to market, economic and business risks. These risks may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Sub-Adviser will achieve the Fund's objective.

The Fund will invest in foreign issuers. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Hence, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile -- You may wish to invest in the Fund if you are seeking capital appreciation, wish to diversify your current equity holdings and wish to take advantage of opportunities in Eastern Europe. You should not invest in the Fund if you are not willing to accept the risk associated with investing in foreign and developing markets or if you are seeking current income.

Performance Information -- The bar chart and table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart shows how the performance of the Class C Shares of the Fund has varied from year to year. The bar chart figures don't include any sales charges. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Class C Shares of the Fund for the periods ended December 31, 2006 to the Nomura Research Institute's Central and Eastern European Equity Index (the "Nomura Composite-11 Index"). Keep in mind that the past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

[bar chart goes here]

Eastern European Equity Fund
Class C Annual Return

2004    47.56%
2005    18.52%
2006    28.77%

[end bar chart]




During the years shown in the bar chart, the highest return for a calendar quarter was 18.16% (quarter ending December 31, 2004) and the lowest return for a calendar quarter was (3.34%) (quarter ending June 30, 2004).

                                            Average Annual Total Returns
                                      (for the period ending December 31, 2006)

                                            One Year    Since Inception (1/9/03)

Class C Shares
Before Taxes                                 26.20%            35.20%
After Taxes on Distributions(1)              26.20%            35.20%
After Taxes on Distributions
  and Sale of Fund Shares(1)                 17.03%            31.49%
[GRAPHIC OMITTED]
Nomura Composite-11Index(2)                  51.16%            45.49%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2) The Nomura Composite-11 Index is an unmanaged index of equity securities traded on securities exchanges or established over-the-counter markets in Poland, the Czech Republic, Hungary, Slovakia, Croatia, Romania, Slovenia, Estonia, Latvia, Lithuania and Russia. Returns do not include dividends and distributions and are expressed in U.S. dollars. The Index is not adjusted to reflect deductions for fees, expenses or taxes that the U. S. Securities and Exchange Commission (the "SEC") requires to be reflected in the Fund's performance.



                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the average daily net assets.

Shareholder   Transaction  Fees  (fees  paid  directly  from  your
investment)
                                                       Class C
                                                       Shares

Maximum Sales Charge (Load) Imposed on Purchases         None
Maximum Deferred Sales Charge (Load)(1)                  2.00%
Maximum Sales Charge (Load) Imposed on Reinvested        None
Dividends and Distributions
Redemption Fees(2)                                       None
Exchange Fees(3)                                         None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                                           1.25%
Distribution (12b-1) and Service Fees(4)                 1.00%
Other Expenses(5)                                        0.99%
   Acquired Fund Fees and Expenses                       0.00%
                                                         -----
Total Annual Fund Operating Expenses(5)                  3.24%
Less reimbursements                                     (0.12%)
                                                        -------
Net expenses(6)(7)                                       3.12%
                                                         =====

(1) A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within 2 years of purchase. The charge is a percentage of the NAV at the time of purchase.

(2)   Your account will be charged $10 for a telephone redemption.

(3)   Your account will be charged $10 for a telephone exchange.

(4) The Company has approved a Plan of Distribution for Class C Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution and service fees to the distributor of the Fund. Class C Shares pay a maximum distribution and service fee of 1.00% of average daily net assets. See "Distribution Arrangements - Rule 12b-1 Fees." The higher 12b-1 fees borne by Class C Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

(5) Other expenses have been adjusted to include additional custodian fees which were offset by custodian fee credits.


(6) CCM has contractually agreed to waive or limit its fees and to assume other operating expenses until December 31, 2007 so that the ratio of total annual operating expenses for the Fund's Class C Shares is limited to 3.50%. CCM may recoup the sum of all fees previously waived or reimbursed by CCM to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above.
(7) "Net expenses" reflects the effect of the custodian fee credits the Fund received.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you pay the maximum initial sales charge and any applicable deferred sales charge, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

                      1 Year(1)        3 Years         5 Years       10 Years

Class C Shares         $527             $998            $1,693       $3,540

(1) The example assumes payment of the applicable sales charge at the time of redemption. If you hold Class C Shares, and you did not sell your shares during the periods indicated, your costs would be $327 for the one year period.

                            OBJECTIVE AND STRATEGIES

The Fund's investment objective is capital appreciation. The Fund will seek to achieve its objective by investing in equity securities, such as common stocks and securities that are convertible into common stock. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of companies that are located in or conduct a significant portion of their business in countries which are generally considered to comprise Eastern Europe. This is not a fundamental policy and may be changed by the Board of Directors of the Company (the "Board"), without a vote of shareholders, upon 60 days' prior notice. The Sub-Adviser's investment universe consists of companies that are located in, or listed on the exchanges of, Central and Eastern European countries, as well as companies that derive at least two-thirds of their sales from such countries. Not all of these countries have a functioning stock exchange and others still have an illiquid securities market; consequently, the Sub-Adviser concentrates on the markets of Hungary, Poland, Slovenia, the Czech Republic, Slovakia, Russia, Croatia and the Baltic states (Estonia, Latvia and Lithuania). The Sub-Adviser can invest in local shares in Poland, Hungary, the Czech Republic, Slovakia, Russia, the Baltic States, Croatia, Romania and Slovenia. Elsewhere, due to the lack of local sub-custodians or liquidity, the Sub-Adviser currently invests only through depositary receipts such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs") (collectively, "Depositary Receipts").

Trading volume of the stock exchanges of these markets may be substantially lower than that in developed markets and the purchase and sale of portfolio securities may not always be made at an advantageous price. The Sub-Adviser generally will decide when and how much to invest in these developing markets based upon its assessment of their continuing development. As stock markets in the region develop and more investment opportunities emerge, the Fund will broaden its portfolio to include securities of companies located in or which conduct a significant portion of their business in countries in this region.

The portfolio of the Fund will be diversified. The selection of the securities in which the Fund will invest will not be limited to companies of any particular size, or to securities traded in any particular marketplace, and will be based only upon the expected contribution such security will make to its investment objective. Currently, the Sub-Adviser considers only about 250 stocks as suitable for investment, based upon their market capitalization and liquidity. The Sub-Adviser expects this number to increase dramatically in the years to come. Together, these 250 stocks represent a market capitalization of approximately 75 billion U.S. dollars.

The Fund also invests in shares of closed-end investment companies. These investment companies invest in securities that are consistent with the Fund's objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies in addition to its own expenses. Also, federal laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. The Fund does not actively manage currency risk.

In determining which portfolio securities to sell, the Sub-Adviser considers the following: (1) if a stock appreciates such that, as a total percentage of the portfolio, it becomes too large; (2) if the sector or stock appears to be under-performing; (3) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) to sell loss positions in order to reduce taxable gains to our shareholders reflected in earlier sales of positions with gains; and, (5) to raise funds to cover redemptions.

                                      RISKS

Stock Market Risk -- The Fund is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Geographic Risk -- Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions, even in countries in which the Fund is not invested, may adversely affect security values and thus, the Fund's holdings.

Foreign Investing -- The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign companies often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Emerging and Developing Markets -- The Fund's investments in emerging and developing countries involve those same risks that are associated with foreign investing in general (see above). In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts -- In addition to the risk of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

European Currency -- Many European countries have adopted a single European currency, the Euro. On January 1, 1999, the Euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. On January 1, 2002, many national currencies were replaced by Euro coins and bank notes. This change is likely to significantly impact the European capital markets in which the Fund may invest and may result in additional risks. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

IPO Risk - The Fund may purchase securities in initial public offerings ("IPOs"). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offering in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Portfolio Turnover - The Fund may engage in active and frequent trading of its portfolio securities. The Fund presently anticipates that its annualized portfolio turnover rate will not typically exceed 100%. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Temporary Defensive Position -- When the Sub-Adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements (for the risks involved in repurchase agreements see the Statement of Additional Information (the "SAI")). For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Fund is in a temporary defensive position, it is not pursuing its stated investment objective. The Sub-Adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such alternative strategies will be utilized.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                   MANAGEMENT

The Company -- The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Company has retained CCM which, along with VAM, manages all aspects of the investments of the Fund.

Investment Management -- Commonwealth Capital Management, LLC, located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, oversees the Sub-Adviser and its investment of the Fund's assets pursuant to an investment advisory agreement (the "Advisory Agreement"). John Pasco, III, Chairman of the Board, is the sole owner of CCM. CCM has entered into a Sub-Advisory Agreement (the "Sub-Advisory Agreement") with Vontobel Asset Management, Inc. ("VAM"), 450 Park Avenue, New York, New York 10022, which delegates investment discretion over the Fund to VAM. VAM is a wholly owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. As of December 31, 2006, VAM managed in excess of $1.3 billion. VAM has provided investment advisory services to mutual fund clients since 1990.

CCM analyzes economic and market trends, periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Under the Advisory Agreement, the monthly compensation paid to CCM is accrued daily at an annual rate of 1.25% of the average daily net assets of the Fund. For the fiscal year ended December 31, 2006, CCM received fees from the Fund at the annual rate of 1.25%.

A discussion regarding the basis for the Board re-approving the Advisory Agreement with CCM and the Sub-Advisory Agreement with VAM is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2006.

Under the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision-making with respect to the Fund's investment program. VAM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold and provides the Company and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.60% of the investment advisory fees received by CCM. VAM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund.

In the interest of limiting expenses of the Fund, CCM has entered into a contractual expense limitation agreement. Pursuant to the agreement, CCM has agreed to waive or limit its fees and to assume other operating expenses until December 31, 2007 so that the ratio of total annual operating expenses for the Fund's Class C Shares will not exceed 3.50% of the Fund's average daily net assets. This limit does not apply to interest, taxes, distribution (i.e., 12b-1) fees, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. CCM will be entitled to reimbursement of fees waived or reimbursed by CCM to the Fund. The total amount of reimbursement recoverable by CCM (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by CCM to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

Portfolio Manager -- Mr. Gunter Faschang, who is a Vice President of VAM is the portfolio manager of the Fund. Mr. Faschang began his career in September 1995 as a registered trader on the floor of the Frankfurt Stock Exchange with Sputz AG and Exco-Bierbaum. In March 1997 he joined Investmentbank Austria, Vienna, as a Central European equity strategist. In January 1998 Mr. Faschang moved to Erste Bank, Vienna, as a Central European equity strategist and sector analyst for Russian oil stocks, with responsibility for organizing the Erste group's Central European research effort. In March 2000, he was appointed manager of Erste-Sparinvest's Danubia Fund. Mr. Faschang joined Vontobel Asset Management AG as head of Eastern European Equity Management and research, and was at the same time appointed a Vice President of VAM.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable the Fund's Class A, Institutional or Class C shares, subtracting any liabilities attributable to the Fund's Class A, Institutional or Class C shares, and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes of the Fund may vary.

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Class C Shares is equal to the NAV. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Company may use fair value pricing more often due to the Fund's global focus.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.


                                PURCHASING SHARES

Share Class Alternatives -- The Fund is currently authorized to offer investors three different classes of shares, one of which, Class C Shares, are offered by this prospectus. Additional information concerning the Fund's Class A and Institutional shares may be obtained by reading a copy of the applicable prospectus. As of the date of this prospectus, the Fund has not yet begun to offer Institutional Shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Share Transactions -- You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

Customer Identification Program -- Federal regulations require that the company through which you open an account obtain certain personal information about you when opening a new account. As a result, the company must obtain the following information for each person that opens a new account:

o        Name;
o        Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments -- The minimum initial investment for Class C Shares of the Fund is $2,500. Subsequent investments must be in amounts of $50 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

By Mail -- For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, together with your check payable to the Fund. When you buy shares, be sure to specify the class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

By Wire -- You may purchase Class C Shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase Class C Shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

                                REDEEMING SHARES

You may redeem Class C Shares of the Fund at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your Class C Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Company's procedure is to redeem Class C Shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. A two percent (2.00%) deferred sales charge is deducted from the proceeds of the Fund's Class C Shares if shares are redeemed within two (2) years after purchase (including shares received in an exchange). The charge is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. Payment will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell Class C Shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of Class C Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

By Mail -- To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds to be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

By Telephone -- You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

By Wire -- If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form -- Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts -- Due to the relatively higher cost of maintaining small accounts, the Company may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account, if it has a value of less than the required minimum. If you bring your account balance above the required minimum, no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Automatic Investment Plan -- Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges -- You may exchange all or a portion of your shares in the Fund for the shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. You won't pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged.

Frequent Purchases and Sales of Fund Shares -- Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

Funds (such as this Fund) that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in mutual funds which do not invest in foreign securities. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.
The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, because the Fund has not adopted any specific limitations or restrictions on the trading of Fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination -- Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How To Transfer Shares -- If you wish to transfer shares to another owner, send a written request to the Transfer Agent. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or taxpayer identification number and how dividends and capital gains are to be distributed; (4) any stock certificates which have been issued for the shares being transferred; (5) signature guarantees (See "Signature Guarantees"); and (6) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports -- Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications -- The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

General - The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions -- Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent further legislation, such long-term capital gains rates will not apply to qualified dividend income distributed after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Sales Charges -- Class C Shares are sold without the imposition of an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. First Dominion Capital Corp. pays 1.00% of the amount invested to dealers who sell Class C Shares. A deferred sales charge of 2.00% applies if Class C Shares are sold within two years of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. The deferred sales charge is a percentage of the net asset value at the time of purchase. Class C Shares are subject to a Distribution 12b-1 and Service Fee as described below under "Rule 12b-1 Fees".

Waiver Of Deferred Sales Charge -- Class C Shares

The deferred sales charge on Class C Shares is waived for:

(1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70-1/2;

(2)   redemptions   by  certain   eligible   401(a)   and   401(k)   plans  and
      certain retirement plan rollovers;

(3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and

(4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9525. All account information is subject to acceptance and verification by the Fund's distributor.

Rule 12b-1 Fees -- The Board has adopted a Distribution and Service Plan for the Fund's Class C Shares (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Fund may finance from the assets of Class C Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the distributor. The fee paid to the distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 1.00% for Class C Share expenses. With respect to Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the distributor to provide such services. Because these fees are paid out of the Class C Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Payments to Financial Intermediaries -Certain financial intermediaries that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These fees (service fees) are paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund's financial highlights for the periods presented have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

                                                                         Class C Shares
                                                          ------------------------------------------
                                                             Years ended December 31,     Period ended
                                                          ------------------------------  December 31,
                                                              2006        2005     2004      2003*^
                                                          --------      -------  -------  ------------
Net asset value, beginning of period                      $  22.21      $ 18.74  $ 12.70    $   8.61
                                                          --------      -------  -------    --------
Investment activities
  Net investment loss                                        (0.22)       (0.37)   (0.24)      (0.27)
  Net realized and unrealized gain (loss) on investments      6.61         3.84     6.28        4.36
                                                          --------      -------  -------    --------
Total from investment activities                              6.39         3.47     6.04        4.09
                                                          --------      -------  -------    --------

Distributions
  Net investment income                                         --           --       --          --
                                                          --------      -------  -------    --------
Total distributions                                             --           --       --          --
                                                          --------      -------  -------    --------
Net asset value, end of period                            $  28.60      $ 22.21  $ 18.74    $  12.70
                                                          ========      =======  =======    ========

Total Return                                                28.77%       18.49%   47.54%      47.50%
Ratios/Supplemental Data
Ratio to average net assets:
  Expenses                                                   3.24%/(A)/   3.29%    3.79%       3.94%**
  Expenses - net                                             3.12%        3.29%    3.79%       3.94%**
  Net investment loss                                       (1.33%)      (2.09%)  (2.30%)     (1.90%)**
Portfolio turnover rate                                    115.04%       67.09%   91.97%     117.27%
Net assets, end of year (000's)                           $    863      $   511  $    89    $      4

 * Commencement of operations for Class C shares was January 9, 2003.
 ^ Effective November 8, 2004, the Fund's name changed from Vontobel Eastern
   European Equity Fund to the Eastern European Equity Fund. The Fund maintained its financial statements, information and performance history.

/(A)/ Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.

/(B)/ Expense ratio-net reflects the effect of the custodian fee credits the fund received. In addition, the expense ratio in 2001 has increased by .25% as a result of a change in accounting principle related to the recording of redemption fees. Prior year numbers have not been restated to reflect this change.

                      Dividend Capital Realty Income Fund
                                   a series of
                              THE WORLD FUNDS, INC.
                       8730 STONY POINT PARKWAY, SUITE 205
                            RICHMOND, VIRGINIA 23235
                                 (800) 527-9525


                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of the Dividend Capital Realty Income Fund (the "Fund"), dated May 1, 2007, as it may be supplemented or revised from time to time. You may obtain the prospectus of the Fund, free of charge, by writing to The World Funds, Inc. at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 527-9525.




The date of this SAI is May 1, 2007.

                                TABLE OF CONTENTS
                                                                 PAGE


General Information...............................................1
Additional Information About The Fund's Investments...............1
Investment Objective..............................................1
Strategies and Risks..............................................2
Investment Programs...............................................2
Investment Restrictions..........................................15
Disclosure of Portfolio Securities Holdings......................16
Management of the Company........................................18
Principal Securities Holders.....................................22
Adviser and Advisory Agreement...................................23
Investment Committee.............................................24
Management-Related Services......................................26
Portfolio Transactions...........................................28
Capital Stock and Dividends......................................29
Distribution.....................................................30
Additional Payments to Financial Intermediaries..................32
Additional Information about Purchases and Sales.................32
Special Shareholder Services.....................................34
Tax Status.......................................................35
Investment Performance...........................................37
Financial Information............................................41
Description of Securities Ratings........................Appendix A
Proxy & Corporate Action Voting Policies and Procedures..Appendix B

                               GENERAL INFORMATION

The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund". This SAI relates to the prospectus for Class A, Class B, Class C and Class I shares of the Dividend Capital Realty Income Fund (the "Fund").

The Board of Directors adopted a change in the Fund's fiscal year and tax year end date to December 31st. This change was effective beginning with this fiscal period, which ran from October 1, 2006 to December 31, 2006.

The Fund is a separate investment portfolio or series of the Company. The Fund is authorized to issue four classes of shares: Class A Shares imposing a front-end sales charge up to a maximum of 5.75% and charging a 0.25% distribution (i.e., 12b-1) fee; Class B Shares charging a maximum contingent deferred sales charge of 5% if redeemed within six years of purchase, carrying a 1.00% distribution (i.e., 12b-1) fee, but converting to Class A Shares eight years after purchase; Class C Shares, which have no front-end sales charge, a deferred sales charge of 2% if shares are redeemed within one (1) year after purchase, and carrying a 1.00% distribution (i.e., 12b-1) fee than Class A Shares, with no conversion feature; and Class I Shares, which have no front-end sales charge, no distribution (i.e., 12b-1) fee and are only available to certain qualified investors. Each class of shares are substantially the same as they represent interest in the same portfolio of securities and differ only to the extent that they bear different expenses.

             ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objectives and policies. The Fund's investment objective and fundamental investment restrictions may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, "majority of outstanding voting shares" means the lesser of (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Directors of the Company without shareholder approval; except that, the Company will give the shareholders of the Fund at least sixty (60) days' prior notice of any change with respect to its policy of investing at least 80% of its assets in securities of companies principally engaged in the real estate industry (as defined below).

                              INVESTMENT OBJECTIVE

The investment objective of the Fund is current income. Capital appreciation is a secondary objective. The Fund will seek to achieve its investment objective by investing at least 80% of its assets in the securities of companies principally engaged in the real estate industry (as defined below). This is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders upon sixty (60) days prior notice. Such securities are common stocks, preferred stocks and debt securities, including commercial mortgage-backed securities, or securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock. The Fund is likely to maintain a significant portion of its assets in real estate investment trusts ("REITs"). The adviser may buy preferred and debt securities that are rated below- investment grade by Standard & Poor's Ratings Group ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or that are unrated debt securities which the adviser has determined to be of comparable quality (sometimes referred to as "junk bonds"). The adviser may invest the Fund's assets in real estate securities of foreign issuers in addition to such securities of domestic issuers.

The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act").

A company is considered to be a real estate company if, in the opinion of the adviser, at least 50% of its revenues or profits or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

The Fund may also borrow money to increase its holdings of portfolio securities. This is known as "leveraging". In addition, the Fund may enter into interest rate swap or cap transactions to hedge its interest rate risk with respect to its leveraging activities.

All investments entail some market and other risk. For instance, there is no assurance that the adviser will achieve the investment objective of the Fund. You should not rely on an investment in the Fund as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

                               INVESTMENT PROGRAMS

Securities Issued By Real Estate Companies. Under normal market conditions, at least 80% of the Fund's net assets, including the amount of any borrowings for investment purposes, will be invested in the securities of real estate companies. For purposes of the Fund's investment policies, a company is a real estate company if at least 50% of its assets, gross revenue, or net profits are committed to, or derived from, real estate or real estate related activities. Real estate companies may include, but are not limited to, the following: real estate operating companies; REITs; hotel and hotel management companies; financial institutions that make or service mortgage loans; mortgages backed by commercial real estate; and pass-through trusts or other special purpose entities that issue CMBS and/or execute real estate financings or securitizations.

REITs are companies dedicated to owning, and usually operating, income producing real estate, or to financing real estate. REITs are generally not taxed on income distributed to shareholders provided they distribute to their shareholders substantially all of their taxable income (other than net capital gains) and otherwise comply with the requirements of the Code. As a result, REITs generally pay relatively higher dividends compared to other types of companies, and the Fund intends to use REIT dividends in an effort to meet its primary investment objective of providing a high level of current income. Dividends paid by REITs will not be eligible for the dividends received deduction (the "DRD") under Section 243 of the Code and are generally not considered "qualified dividend income" eligible for reduced rates of taxation. The DRD generally allows corporations to deduct 70% of the income they receive from dividends that are paid out of earnings and profits of the issuer. REITs can generally be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions in which the real estate owned by the portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers may also have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

Properties are likely to be adversely affected if a significant tenant ceases operation, voluntarily or otherwise. Certain commercial properties may require their owner to expend significant amounts of capital for general and continuing capital improvements. The value and successful operation of certain commercial properties may be affected by a number of factors such as the location of the property, the ability of management to provide adequate maintenance and insurance, types of services provided by the property, the level of mortgage rates, presence of competing properties, the relocation of tenants to new projects with better amenities and adverse economic conditions in the locale.

Insurance Issues. Although certain real estate companies may carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with customary policy specifications, limits and deductibles, such insurance is not uniform among real estate companies. Should any type of uninsured loss occur, the real estate company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, would adversely affect the Fund's investment performance.

Environmental Risk. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner or operator of such properties or as having arranged for the disposal or treatment of hazardous or toxic substances and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on the shares could be reduced.

Equity Securities. Equity securities in which the Fund may invest include common stocks, preferred stocks and convertible preferred securities (each discussed below). Such securities may include common stocks of real estate companies that either are required to and/or customarily distribute a large percentage of their current earnings as dividends.

Common Stocks. The Fund will generally invest in common stocks issued by real estate companies. Common stocks represent the residual ownership interest in the issuer, and holders of common stock are entitled to the income and increase in the value of the assets and business of the issuer only after all of its debt obligations and obligations to preferred shareholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Securities. The Fund will generally invest in preferred securities and convertible preferred securities issued by real estate companies. Preferred securities pay fixed or floating dividends to investors and have "preference" over common stock in the payment of dividends and the liquidation of a company's assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. Some preferred stock offers a fixed rate of return with no maturity date. Because those preferred stocks never mature, they trade like long-term bonds, can be more volatile than other types of preferred stock and may have heightened sensitivity to changes in interest rates. Other preferred stocks have variable dividends, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process involving bids submitted by holders and prospective purchasers of such stocks. Because preferred stock represents an equity ownership interest in a company, its value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company's financial condition or prospects or to fluctuations in the equity markets. Preferred security holders usually have no voting rights or their voting rights are limited to certain extraordinary transactions or events.

Equity Securities Risk. The value of the U.S. and foreign equity securities in which the Fund invests will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. Equity securities risk will affect the Fund's net asset value per share, which will fluctuate as the value of the securities held by the Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted. While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Preferred Securities Risk. There are special risks associated with investing in preferred securities, including:

Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring or omitting its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

Subordination. Preferred securities are generally subordinated to bonds and other debt instruments in a company's capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights. Generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

Call Risk. Preferred securities may be redeemed beginning on their call date. If securities are called, the Fund may be forced to reinvest in securities with a lower yield, which would result in a decline in income.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

New Types of Securities. From time to time, preferred securities have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Fund's investment adviser believes that doing so would be consistent with the Fund's investment objectives and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Convertible Securities. The Fund will generally invest in convertible securities issued by real estate companies. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that entitle the holder to acquire common stock or other equity securities of the same or a different issuer. Convertible securities have broad characteristics similar to both debt and equity securities. A convertible security generally entitles the holder to receive interest or preferred dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally involve less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. A convertible security may be subject to redemption at the option of the issuer at a predetermined price ("conversion price"). Depending upon the relationship of the conversion price to the market value of the underlying securities, convertible securities may trade more like common stock. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objectives. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. The value of a convertible security is a function of (i) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and
(ii) its worth if converted into the underlying common stock.

Although to a lesser extent than with non-convertible fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage described under "Leverage" since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. At the time the Fund enters into a reverse repurchase agreement, it may designate on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest). If the Fund designates liquid instruments on its books and records, a reverse repurchase agreement will not be considered a borrowing by the Fund; however, under circumstances in which the Fund does not designate liquid instruments on its books and records, such reverse repurchase agreement will be considered a borrowing for the purpose of the Fund's limitation on borrowings. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

Repurchase Agreements. In a repurchase agreement, the Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), the Fund will engage in repurchase agreement transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Debt Securities. The Fund may invest in debt securities. The Fund's investments in debt securities may include investments in convertible debt securities (see "Convertible Securities" above) as well as debt securities issued by real estate companies, CMBS and U.S. government securities (each discussed below).

Commercial Mortgage Backed Securities. The Fund will generally invest in CMBS. CMBS generally are multi class debt or pass-through certificates secured or backed by mortgage loans on commercial properties that are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. This protection typically is provided by having the holders of subordinated classes of securities ("Subordinated CMBS") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protections, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross collateralization and over-collateralization.

The Fund may invest in Subordinated CMBS issued or sponsored by investment banks, commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated CMBS have no governmental guarantee and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage backed securities arising out of the same pool of mortgages. The holders of Subordinated CMBS typically are compensated with a higher stated yield than are the holders of more senior mortgage backed securities. On the other hand, Subordinated CMBS typically subject the holder to greater risk than senior CMBS and tend to be rated in a lower rating category, and frequently in a substantially lower rating category, than the senior CMBS issued in respect of the same mortgage pool. Subordinated CMBS generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed income securities and senior mortgage backed securities.

The market for CMBS developed more recently and, in terms of total outstanding principal amount of issues, is relatively small compared to the market for residential single family mortgage backed securities. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one-to-four family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one-to-four family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage backed securities secured by loans on commercial properties than on those secured by loans on residential properties.

Commercial Mortgage Backed Securities Risk. In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of CMBS may also change due to shifts in the market's perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third party guarantees or other forms of credit support can reduce the credit risk.

CMBS are also subject to several risks created through the securitization process. Special servicer conflicts of interest arise due to the fact that junior note holders, who are represented by a special servicer who deals with delinquent loans in the CMBS collateral pool, benefit from a postponement of the write-down of a loan because it results in loss of principal and interest payable. Most CMBS transactions address this conflict with specific guidelines regarding write downs of specially serviced loans. Subordinate CMBS are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate CMBS will not be fully paid. Subordinate securities of CMBS are also subject to greater credit risk than those CMBS that are higher rated.

Mortgage Loans/Senior Loans. The Fund will generally invest in mortgage loans and senior loans backed by commercial real estate. Senior Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior Loans typically have a stated term of between five and ten years and rates of interest which are fixed at issuance or are redetermined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Many Senior Loans in which the Fund will invest may not be rated by a rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. Many Senior Loans that are rated by a rating agency will have been assigned ratings below investment grade. In the event Senior Loans are not rated, they may be the equivalent of below investment grade quality. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Because of the protective features of Senior Loans, the Adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations.

An active trading market may not exist for some Senior Loans and some Senior Loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund's net asset value. In addition, the Fund may not be able to readily dispose of its Senior Loans at prices that approximate those at which the Fund could sell such loans if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of Senior Loans, the Fund's yield may be lower.

Commercial Mortgage/Senior Loans Risk. The value of the commercial mortgages in which the Fund invests will be affected by changes in the real estate markets, which may be the result of local government zoning laws, changes in interest rates or changing investor sentiment. At times, the commercial real estate markets can be volatile and values can change substantially.

The risks associated with Senior Loans are similar to the risks of below investment grade securities, although Senior Loans are typically senior and secured in contrast to below investment grade debt securities, which are often subordinated and unsecured. See "Lower Rated Securities Risk." Senior Loans' higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest rates are adjusted for changes in short-term interest rates, Senior Loans generally have less interest rate risk than below investment grade debt securities, which are typically fixed rate. The Fund's investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan's value.

Economic and other events (whether real or perceived) can reduce the demand for certain Senior Loans or Senior Loans generally, which may reduce market prices and cause the Fund's net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted.

Senior Loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets and which may make it difficult to value the assets. Adverse market conditions may impair the liquidity of some actively traded Senior Loans.

Although Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower's obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. In the event that the Fund invests a portion of its assets in Senior Loans that are not secured by specific collateral, the Fund will not enjoy the benefits of collateralization with respect to such Senior Loans. In the case of collateralized Senior Loans, there is no assurance that sale of the collateral would raise enough cash to satisfy the Borrower's payment obligation or that the collateral can or will be liquidated. As a result, the Fund might not receive payments to which it is entitled and thereby may experience a decline in the value of its investment and its net asset value. If the terms of a Senior Loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Uncollateralized Senior Loans involve a greater risk of loss.

Second Lien Loans and Debt Securities. The Fund will generally invest in loans and other debt securities that have the same characteristics as Senior Loans except that such loans are have a second lien on the real estate collateral. "Second lien" loans and securities like Senior Loans typically have adjustable floating rate interest payments. Accordingly, the risks associated with "second lien" loans are higher than the risk of loans with first priority over the collateral. In the event of default on a "second lien" loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible, that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Fund.

Mortgage Loan Participations. The Fund will generally invest in fixed and floating-rate mortgage loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lead lender, and may assume the credit risk of the lead lender in addition to the borrower.

Debt Securities Issued by Real Estate Companies. The Fund will generally invest in debt securities issued by real estate companies. Debt securities in which the Fund may invest include all types of debt obligations having varying terms with respect to security or credit support, subordination, purchase price, interest payments and maturity. The debt securities in which the Fund intends to invest may bear interest at fixed rates or variable rates of interest, and may involve equity features such as contingent interest or participation based on revenues, rents or profits.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities such as preferred and debt securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. Generally, when market interest rates rise, the market value of such securities will decline, and vice versa. The Fund's investment in such securities means that the net asset value and market price of the common shares may tend to decline if market interest rates rise.

During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk. During periods of declining interest rates, an issuer may be able to exercise an option to prepay principal earlier than scheduled, which is generally known as call or prepayment risk. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred and debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Market interest rates for investment grade fixed income securities in which the Fund will invest have recently declined significantly below the recent historical average rates for such securities. This decline may have increased the risk that these rates will rise in the future (which would cause the value of the Fund's net assets to decline) and the degree to which asset values may decline in such events; however, historical interest rate levels are not necessarily predictive of future interest rate levels.

Credit Risk. Credit risk is the risk that a security in the Fund's portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Real estate companies, including REITs, may be highly leveraged and financial covenants may affect the ability of REITs to operate effectively. If the principal payments of a REIT's debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the REIT's cash flow may not be sufficient to repay all maturing debt outstanding. In addition, a real estate company's obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict a company's range of operating activity. A real estate company, therefore, may be limited from incurring additional indebtedness, selling its assets and engaging in mergers or making acquisitions, which may be beneficial to the operation of the REIT.

Lower Rated Securities Risk. With respect to the portion of its assets allocated to preferred securities and debt securities, the Fund may invest without limit in securities that at the time of investment are rated below investment grade. Securities rated below investment grade are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and these securities are sometimes referred to as "junk bonds." These securities are subject to a greater risk of default. A security will be considered to be below investment grade if, at the time of investment, such security has a rating of "BBB" or lower by S&P, "Baa" or lower by Moody's or an equivalent rating by a nationally recognized statistical rating agency, or, if unrated, such security is determined by the Adviser to be of comparable quality.

Lower rated securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower rated securities may be more complex than for issuers of higher quality debt securities, and the Fund's ability to achieve its investment objectives may, to the extent the Fund is invested in lower rated securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund was investing in higher quality securities. An issuer of these securities has a currently identifiable vulnerability to default and the issuer may be in default or there may be present elements of danger with respect to principal or interest. The Fund will not invest in securities which are in default at the time of purchase.

Lower rated securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of these lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Yields on lower rated securities will fluctuate if the issuer of lower rated securities defaults, and the Fund may incur additional expenses to seek recovery.

The secondary markets in which lower rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of the Fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any adverse economic conditions could disrupt the market for lower rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal or interest on those securities. New laws and proposed new laws may adversely impact the market for lower rated securities.

U.S. Government Securities. The Fund may invest in U.S. Government Securities that are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

U.S. government securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Warrants. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants are options to purchase equity securities at a specific price for a specific period of time. If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the underlying corporation, whereas call options may be written by anyone.

Debentures. The Fund may invest in debentures which are general debt obligations backed only by the integrity of the borrower and documented by an agreement called an indenture. An unsecured bond is a debenture.

Interest Rate Transactions. The Fund may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps. The Fund expects to enter into these transactions primarily to hedge against interest rate risks with respect to its leveraging activities. The Fund intends to use these transactions as a hedge and not as speculative investments. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap.

The Fund may enter into interest rate swaps or caps on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such transactions on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap or cap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the custodian.

If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents. As a result, the swap market has become well established and provides a degree of liquidity. Caps are more recent innovations which tend to be less liquid than swaps.

The use of financial instruments discussed above, i.e., interest rate swaps and caps, may be subject to applicable regulations of the SEC and the several exchanges upon which they are traded.

The Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in swaps or caps involving obligations to third parties. The Fund will not enter into such transactions unless it owns cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations. The Fund will comply with SEC guidelines regarding cover for these instruments, and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.

Interest Rate Transactions Risk. The Fund may enter into an interest rate swap or cap transaction to attempt to protect itself from increasing dividend or interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in net amounts receivable by the Fund from the counterparty under the interest rate swap or cap (or an increase in the net amounts payable by the Fund to the counterparty under the swap), which may result in a decline in the net asset value of the Fund.

Foreign Securities. The Fund may invest its assets in the securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and such information may be less reliable. Foreign securities are subject to heightened political, social and economic risks, including the possibility of expropriation, nationalization, confiscation, confiscatory taxation, exchange controls or other foreign governmental restrictions. The Fund may maintain its foreign securities in the custody of non U.S. banks and securities depositories. All of these risks are heightened for investments in emerging markets.

Foreign securities in which the Fund invests may be listed on foreign stock exchanges and may trade on weekends and other days when the Fund does not price its shares. As a result, the Fund's net asset value ("NAV") may be significantly affected by trading on days when the advisor does not have access to the Fund and shareholders cannot purchase or redeem shares. Foreign securities may be denominated in foreign currencies. Therefore, the value of the Fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Foreign Currency Transactions. In connection with its portfolio transactions in securities traded in a foreign currency, the Fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an agreement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the Fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the Fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to fourteen days. These contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit any potential gain which might result should the value of such currency increase during the contract period.

Leverage. Borrowings or other transactions involving Fund indebtedness (other than for temporary or emergency purposes) and any preferred shares issued by the Fund all would be considered "senior securities" for purposes of the 1940 Act and would constitute leverage. Leverage creates an opportunity for an increased return to common shareholders, but it is a speculative technique in that it will increase the Fund's exposure to declines in cash flows from and decreases in market values of the Fund's assets. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds or other leverage proceeds exceed the cost of the leverage, the use of leverage will diminish the investment performance of the common shares. Successful use of leverage depends on the Adviser's ability to predict correctly interest rates and market movements, and there is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

Capital raised through leverage will be subject to interest costs or dividend payments, which could exceed the income and appreciation on the securities purchased with the proceeds of the leverage. The Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit), and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. The issuance of preferred shares by the Fund would involve offering expenses and other costs, including dividend payments, which would be borne by the common shareholders. Fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred shares issued could reduce cash available for dividends on common shares. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund's total return.

The terms of any borrowing, other indebtedness or preferred shares issued by the Fund may impose asset coverage requirements, dividend limitations and voting right requirements on the Fund that are more stringent than those imposed under the 1940 Act. Such terms may also impose special restrictions on the Fund's portfolio composition or on its use of various investment techniques or strategies. The Fund may be further limited in any of these respects by guidelines established by any rating agencies that issue ratings for debt securities or preferred shares issued by the Fund. These requirements may have an adverse effect on the Fund. For example, limitations on the Fund's ability to pay dividends or make other distributions could impair its ability to maintain its qualification for treatment as a regulated investment company for federal tax purposes. To the extent necessary, the Fund intends to repay indebtedness or to purchase or redeem preferred shares to maintain the required asset coverage. Doing so may require the Fund to liquidate portfolio securities at a time when it would not otherwise be desirable to do so. Nevertheless, it is not anticipated that the 1940 Act requirements, the terms of any senior securities or the rating agency guidelines will impede the Adviser in managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of common shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely reduce the income and/or total returns to holders of common shares relative to the circumstance where the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

Some of the Fund's portfolio securities, including real estate company securities, and the securities of other investment companies, may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of the Fund's common shares and the returns to the holders of common shares.

Derivatives Risk. Small investments in derivatives can have a significant impact on the Fund's exposure to fluctuations in interest rates or currency exchange rates. There may be an imperfect correlation between the values of such instruments and the underlying assets. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the party who issued the derivative defaults on its obligation. Moreover, certain derivatives may be less liquid and more difficult to value than others. Furthermore, the ability to successfully use derivatives depends on Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of derivatives may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to the Fund for investment purposes.

In addition, the Fund may seek to gain exposure to real estate securities by investing in swap agreements based on REIT securities, real estate company securities, REIT indices or baskets of real estate company securities, including indices based on or baskets of foreign real estate company securities. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT security, a real estate security or a REIT index, or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. In addition to the risks of investing in derivatives generally, investments in real estate related swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs and real estate companies, including changes in the values of underlying properties, defaults by borrowers or tenants, revisions to the Code, changes in interest rates and poor performance by those managing the REITs.

Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to any derivative contracts purchased or interest rate transactions entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Restricted and Illiquid Securities Risks. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and the Adviser's judgment as to value will often be given greater weight than market quotations, if any exist. If market quotations are not available, illiquid securities will be valued in accordance with procedures established by the Fund's Board, including the use of outside pricing services. Investment of the Fund's capital in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

Restricted securities have contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund's ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the 1933 Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

Tax Risk. The Fund's investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. In particular, the provisions that currently apply to the favorable tax treatment of qualified dividend income are scheduled to expire on December 31, 2008 unless future legislation is passed to make the provisions effective beyond this date. There can be no assurance of what portion, if any, of the Fund's distributions will be entitled to the lower tax rates that apply to qualified dividend income.

Rules governing the tax aspects of certain derivatives, swap agreements, including real estate related swap agreements, credit default swaps and other credit derivatives are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates. If it did not, the status of the Fund as a regulated investment company might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in certain transactions involving derivatives.

In addition, the Fund may invest in preferred securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. It could be more difficult for the Fund to comply with the tax requirements applicable to regulated investment companies if the tax characterization of the Fund's investments or the tax treatment of the income from such investments were successfully challenged by the IRS.

Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions can decline and the dividend payments on any preferred shares issued by the Fund, or interest payments on any borrowings may increase. In addition, during any periods of rising inflation, the dividend rates for any preferred shares issued by the Fund would likely increase, which would tend to further reduce returns to holders of common shares. Deflation risk is the risk that prices throughout the economy may decline over time, which is the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Other Investment Companies. The Fund may invest up to 10% of its total assets in securities of other open- or closed-end investment companies, including exchange traded funds, but not more than 5% of its total assets in any single investment company issuer that invest primarily in securities of the types in which the Fund may invest directly. The Fund generally expects to invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its common shares, or during periods when there is a shortage of attractive opportunities in the market. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses and would remain subject to payment of the Fund's advisory and other fees and expenses with respect to assets so invested. Holders of common shares would therefore be subject to additional expenses to the extent the Fund invests in other investment companies. The Adviser will take expenses into account when evaluating the merits of an investment in an investment company relative to other available investments. The securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks to which the Fund is subject. As described in the section entitled "Leverage" the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. Investment companies may have investment policies that differ from those of the Fund. In addition, to the extent the Fund invests in other investment companies, the Fund will be dependent upon the investment and research abilities of persons other than the Adviser.

The Fund will not invest in the 1) securities of Dividend Capital Total Realty Trust, which is a diversified REIT affiliated with the adviser; 2) securities of Dividend Capital Realty Income Allocation Fund, which is a closed-end management investment company managed by the adviser; or 3) the securities of any other affiliate of the adviser.

Other Securities. The Board of Directors may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Fund's investment objective and would not violate the Fund's fundamental investment policies or restrictions.

Market Disruption Risk. The terrorist attacks in the U.S. on September 11, 2001 had a disruptive effect on the securities markets. The war in Iraq and instability in the Middle East also have resulted in recent market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the securities markets will continue to be affected by these events and cannot predict the effects of the war or similar events in the future on the U.S. economy and securities markets.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions - The Fund has adopted the following fundamental investment restrictions which cannot be changed without approval by vote of a "majority of the outstanding voting securities" of the Fund. As a matter of fundamental policy, the Fund may not:

(1)   Invest in companies for the purpose of exercising management or control;

(2) Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;

(3)   Purchase or sell commodities or commodity contracts;

(4) Invest in interests in oil, gas, or other mineral exploration or development programs;

(5) Purchase securities on margin, except for use of short-term credits as necessary for the clearance of purchase of portfolio securities;

(6) Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

(7) Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;

(8) Participate on a joint or a joint and several basis in any securities trading account;

(9)   Engage in short sales;

(10) Purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

(11)  Make loans;

(12) Concentrate its investments in any industry, except that the Fund may concentrate in securities of companies which are real estate companies as described in the prospectus.

In applying its investment policies and restrictions:

(1) Except with respect to the Fund's investment restriction concerning borrowing, percentage restriction on investment or utilization of assets is determined at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction; and

(2) Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

      (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

      (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

      (iii)real estate companies will be divided according to their services, for example, industrial, office - central business district, apartments and hotels will each be considered a separate industry.

Non-Fundamental Policies and Restrictions - In addition to the fundamental investment restrictions described above, and the various general investment policies described in the prospectuses and elsewhere in this SAI, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

As a matter of non-fundamental policy, the Fund may not:

(1)   Invest more than 15% of its net assets in illiquid securities;

(2) Engage in arbitrage transactions; or

(3) Purchase or sell options.

                 DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Company maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board of Directors review these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Company's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Company's President and to senior management at the Company's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Company's President and/or senior management at CSS. CSS reports quarterly to the Board regarding the implementation of such policies and procedures.

The Company is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Company's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten
(10) calendar days after the Company transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty
(60) calendar days after the end of the applicable quarter.

The Company's service providers which have contracted to provide services to the Company and its funds, including, for example, the custodian and the Fund accountants, and which require portfolio holdings information in order to perform those service, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Company has a legitimate business purpose for doing so. The Company has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Company's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Company regulatory filings;

3. to rating agencies on a monthly or quarterly basis for use in developing a rating for the Fund; and

4. to the Company's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Company currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Company will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board of Directors of the Company. The Board of Directors has authorized the President of the Company and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board of Directors of the Company.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Company and its shareholders. There may be instances where the interests of the Company's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, any principal underwriter for the Company or an affiliated person of the Company (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board of Directors of the Company, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Company who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Company and third party service providers of the Company receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Company nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                            MANAGEMENT OF THE COMPANY

Directors and Officers - The Company is governed by a Board of Directors, which is responsible for protecting the interest of shareholders. The directors are experienced business persons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. A director who is considered an "interested person", as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with any investment manager or adviser to a fund of the Company, and the principal underwriter, and officers of the Company, are noted with an asterisk (*).

------------------------------------------------------------------------
                                                             Other
                                                             Directorships
                                                             by
                                                             Directors
                           Number  Principal Occupation(s)   and
                           of     During the Past Five Years Number of
               Position(s) Funds                             Funds in
    Name,       Held with  in                                the
 Address and     Company   Company                           Complex
  year born    and Tenure  Overseen                           Overseen
------------------------------------------------------------------------
------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
John Pasco,    Chairman,   10     Treasurer and Director of  World
III*(1)        Director           Commonwealth Shareholder   Insurance
8730 Stony     and                Services, Inc. (fund       Trust - 1
Point Pkwy     President          administrator) since       Fund
Suite 205      since 1997         1985; President and
Richmond, VA                      Director of First
23235                             Dominion Capital Corp.
(1945)                            (broker-dealer) and Fund
                                  Services, Inc. (transfer
                                  agent) since 1987;
                                  President and Treasurer
                                  of Commonwealth Capital
                                  Management, Inc.
                                  (investment adviser)
                                  since 1983; President of
                                  Commonwealth Capital
                                  Management, LLC since
                                  1984; President and
                                  Director of Commonwealth
                                  Fund Accounting, Inc.
                                  since 2004; Director of
                                  American Growth Fund
                                  (investment company)
                                  since December 2006; and
                                  Chairman and Trustee of
                                  World Insurance Trust
                                  (investment company)
                                  since 2002.    Mr. Pasco
                                  is also a certified
                                  public accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd,   Director    10     Retired.  Manager of the   World
Jr.*(1) 8730   since 1997         Customer Services          Insurance
Stony Point                       Operations and Accounting  Trust - 1
Pkwy                              Division of the Potomac    Fund
Suite 205                         Electric Power Company
Richmond, VA                      from 1978 to 2005;         Satuit
23235                             Trustee of World           Capital
(1940)                             Insurance Trust            Management
                                  (investment company)       Trust - 1
                                  since 2002; Trustee of     Fund
                                  Satuit Capital Management
                                  Trust (investment
                                  company) since 2002; and
                                  a Trustee of Janus
                                  Advisors Series Trust
                                 (investment company)
                                  from 2003 to 2005.
------------------------------------------------------------------------
------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
William E.     Director    10     Financial and Tax          World
Poist          since 1997         Consultant, Management     Insurance
8730 Stony                        Consulting for             Trust - 1
Point Pkwy                        Professionals since 1974;  Fund
Suite 205                         Trustee of Satuit Capital
Richmond, VA                      Management Trust           Satuit
23235                             (investment company)       Capital
(1939)                            since 2003; and a Trustee  Management
                                  of World Insurance Trust   Trust - 1
                                  (investment company)       Fund
                                  since 2002.  Mr. Poist is
                                  also a certified public
                                   accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Paul M.        Director    10     President of Alfred J.     World
Dickinson      since 1997         Dickinson, Inc. Realtors   Insurance
8730 Stony                        since 1971; Trustee of     Trust - 1
Point Pkwy                        Satuit Capital Management  Fund
Suite 205                         Trust (investment
Richmond, VA                      company) since 2003; and   Satuit
23235                             a Trustee of World         Capital
(1947)                            Insurance Trust            Management
                                  (investment company)       Trust - 1
                                  since 2002.                Fund
------------------------------------------------------------------------
------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------
------------------------------------------------------------------------
Karen M.       Secretary   N/A    Executive Vice President   N/A
Shupe  8730    since 2005         of Administration and
Stony Point    and                Accounting, Commonwealth
Pkwy           Treasurer          Shareholder Services,
Suite 205      since 2006         Inc. since 2003;
Richmond, VA                      Financial Reporting
23235                             Manager, Commonwealth
(1964)                            Shareholder Services,
                                  Inc. from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
*David D.      Chief       N/A    Co-Founder and Managing    N/A
Jones, Esq.    Compliance         Member of Drake
230 Spring     Officer            Compliance, LLC
Hills Dr.,     since 2006         (compliance consulting
Suite 340                         firm) since 2004; founder
Spring, TX                        and controlling
77380                             shareholder of David
(1957)                            Jones & Associates (law
                                  firm) since 1998; President and Chief
                                  Executive Officer of Citco Mutual Fund
                                  Services, Inc. (investment company service
                                  providers) from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Leland H.      President   N/A    President of CSI Capital   N/A
Faust*         of the CSI         Management, Inc.
600            Equity             (investment adviser)
California     Fund               since 1978; Partner,
St, 18th Floor Series             Taylor & Faust (law firm)
San            since 1997         since 1975.
Francisco,
CA  94108
(1946)
------------------------------------------------------------------------
------------------------------------------------------------------------
John T.        Vice        N/A    President of Third         N/A
Connor, Jr. *  President          Millennium Investment
1185 Avenue    of the             Advisors, LLC (investment
of the         Company            adviser) since 1998;
Americas,      and                Chairman of ROSGAL
32nd Fl.       President          Insurance since 1993;
New York, NY   of the             and a Director of Teton
10036          Third              Energy Corporation since
(1941)         Millennium         1993.
               Russia
               Fund
               Series
               since 1998
------------------------------------------------------------------------
------------------------------------------------------------------------
Robert J.      Vice        N/A    Chairman, President and    N/A
Sullivan*      President          Treasurer of Satuit
2807 Gaston    of the             Capital Management Trust
Gate           Company            (investment company)
Mount          and                since December 2000;
Pleasant, SC   President          Managing Director and
29466          of the             Investment Officer of
(1960)         GenomicsFund       Satuit Capital
               Series             Management, LLC
               since 2003         (investment adviser)
                                   since 2000.
------------------------------------------------------------------------
------------------------------------------------------------------------
Jeffrey W.     Vice        N/A    Chief Operating Officer    N/A
Taylor*        President          of Dividend Capital
518 - 17th     of the             Investments LLC
Street         Company,           (investment adviser)
Suite 1700     and                since 2005; Vice
Denver, CO     President          President of Business
80202          of the             Services from 2004 to
(1973)         Dividend           2005; Product Manager,
               Capital            INVESCO Inc. from July
               Realty             2003 to January 2004;
               Income             Manager of Marketing and
               Fund               Business Analytics,
               Series             INVESCO Funds Group Inc.
               since 2006         from 1999 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Gunter         Vice        N/A    Vice President, Vontobel   N/A
Faschang*      President          Asset Management
450 Park       of the             (investment adviser)
Avenue         Company            since 2001 and head of
New York, NY   and                Eastern European equity
10022          President          management and research,
(1972)         of the             Vontobel Asset Management
               Eastern            AG since 2001.
               European
               Equity
               Fund
               Series
               since 2001
------------------------------------------------------------------------
------------------------------------------------------------------------
J. Allen Gray* Vice        N/A    Managing Partner at        N/A
Shrewsbury     President          Osprey Partners
Executive      of the             Investment Management,
Center II, J.  Company            LLC since 2004; Principal
Allen Gray*    and                at Osprey Partners
Shrewsbury     President          Investment Management,
Executive      of Vice            LLC from 2002 to 2004;
Center II,     President          Senior Vice President at
1040 Broad     of the             Osprey Partners
Street,        Company            Investment Management,
Shrewsbury,    and                LLC from 1999 to 2002.
New Jersey     President
07702          of the
(1961)         Osprey
               Concentrated
               Large Cap
               Value
               Equity
               Fund
               Series
               since 2006
------------------------------------------------------------------------


(1) Mr. Pasco is considered to be an "interested person" as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund and GenomicsFund; (3) he is an affiliated person of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund, and Satuit Capital Management, LLC, which serves as the investment sub-adviser to GenomicsFund; (4) he owns First Dominion Capital Corp. ("FDCC"), the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, FDCC, the Company's underwriter, and Fund Services, Inc., the Company's Transfer and Disbursing Agent. Additionally, Mr. Boyd is considered to be an "interested person" with respect to the Osprey Concentrated Large Cap Value Equity Fund, another series of the Company, because he is a member of the immediate family of an affiliated person of Osprey Partners Investment Management, LLC, which serves as the investment adviser to that Fund.

Each director holds office for an indefinite term and until the earlier of: the Company's next meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each Officer holds office at the pleasure of the Board of Directors and serves for a period of one year, or until his successor is duly elected and qualified.

The Company has a standing Audit Committee of the Board composed of Messrs. Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board of Directors the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Directors. During its most recent fiscal year ended December 31, 2006, the Audit Committee met four times.

The Company has a standing Governance and Nominating Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Governance and Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During its most recent fiscal year ended December 31, 2006, the Governance and Nominating Committee met four times.

The Company has a standing Pricing and Brokerage Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Pricing and Brokerage Committee, under procedures established by the Board, determines a price for a security held by a fund when there is no readily available market price for that security. The Pricing and Brokerage Committee reports its findings to the full Board on a quarterly basis, as necessary. During its most recent fiscal year ended December 31, 2006, the Pricing and Brokerage Committee met four times.

As of December 31, 2006 the directors beneficially owned the following dollar range of equity securities in the Fund:

Name of director        Dollar range of        Aggregate dollar
                        equity securities in   range of equity
                        the Fund               securities in all
                                               funds of the Company
                                               overseen by the
                                               directors

John Pasco, III         $0-$10,000             Over $100,000
Samuel Boyd, Jr.        $0-$10,000             $10,001-$50,000
Paul M. Dickinson       $0-$10,000             $10,001-$50,000
William E. Poist        $0-$10,000             $10,001-$50,000

For the fiscal year ended December 31, 2006, the directors received the following compensation from the Company:

Name and position held Aggregate         Pension or    Total
                       compensation      retirement    compensation
                       from the Fund     benefits      from the
                       for fiscal year   accrued as    Company(2)
                       ended December    part of Fund
                       31, 2006(1)       expenses
John Pasco, III,       $-0-              N/A           $-0-
Chairman
Samuel Boyd, Jr.,      $3,300            N/A           $28,800
Director
Paul M. Dickinson,     $3,300            N/A           $27,800
Director
William E. Poist,      $3,300            N/A           $27,800
Director

(1) This amount represents the aggregate amount of compensation paid to the directors by the Fund for service on the Board of Directors for the Fund's fiscal year ended December 31, 2006.

(2) This amount represents the aggregate amount of compensation paid to the directors by all funds of the Company for the fiscal year ended December 31, 2006. The Company consisted of a total of ten funds as of December 31, 2006.

Sales Loads - No front-end or deferred sales charges are applied to purchase of Fund shares by current or former directors, officers, employees or agents of the Company, the adviser, the national distributor or principal underwriter and by the members of their immediate families.

Policies Concerning Personal Investment Activities - The Fund, the adviser, the national distributor and the principal underwriter have each adopted a Codes of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies - The Company and the Fund's Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Company's policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser's proxy voting policy and the supervision of the Board. The Adviser's proxy voting policy requires the Adviser to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Adviser's policy underscores the Adviser's concern that all proxy voting decisions be made in the best interests of the Fund shareholders. The Adviser's policy dictates that the Adviser vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Adviser on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

The Company's policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board's instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser's proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the directors without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Company is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, is available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.


                          PRINCIPAL SECURITIES HOLDERS

As of April 30, 2007, the following persons owned of record or beneficially owned Class A Shares of the Fund in the following amounts:

                                                    Percent of the
Names and addresses            Number of shares     Fund's Class A Shares

As of April 30, 2007, the following persons owned of record or beneficially owned Class C Shares of the Fund in the following amounts:

                                                    Percent of the
Names and addresses            Number of shares     Fund's Class C Shares

As of April 30, 2007, the following persons owned of record or beneficially owned Class I Shares of the Fund in the following amounts:

                                                    Percent of the
Names and addresses            Number of shares     Fund's Class I Shares



As of April 30, 2007, the directors and officers of the Company as a group owned less than 1% of the Fund's outstanding shares.

                         ADVISER AND ADVISORY AGREEMENT

Dividend Capital Investments, LLC, 518 Seventeenth Street, Suite 1700, Denver, Colorado 80202 is the Fund's adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately held limited liability company.

Under the Advisory Agreement, the Adviser, subject to the supervision of the directors, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the directors such periodic or other reports as the directors may request.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the average daily net assets of the Fund. For the period October 1, 2006 through December 31, 2006, the Adviser earned fees of $125,308 of which $29,124 was waived. For the fiscal year ended September 30, 2006, the Adviser earned fees of $408,966 of which $72,132 was waived. For the fiscal year ended September 30, 2005, the Adviser waived fees of $93,354 and reimbursed other expenses of $18,342. For the fiscal period December 17, 2003 (commencement of operations) through September 30, 2004, the Adviser waived fees of $12,589 and reimbursed other expenses of $86,260.

In the interest of limiting expenses of the Fund's Class A, Class B, Class C and Class I shares, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive fees and/or assume other expenses so that the ratio of total annual operating expenses of the Fund's Class A, Class B, Class C and Class I shares is limited to 1.80%, 2.55%, 2.55% and 1.55%, respectively, until March 2, 2009. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

The Adviser may recover the sum of all fees previously waived or remitted by the Adviser to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of December 31, 2006 was $311,801 and expire as follows:

              Year Expiring  Amount

                 2007         $  98,849
                 2008           111,696
                 2009           101,256
                               ---------
                               $311,801

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

                              INVESTMENT COMMITTEE

The Adviser's investment committee (the "Investment Committee") is charged with the overall management of the Fund's portfolio, including development and implementation of overall portfolio strategy and the day-to-day management of the portfolio. Members of the Investment Committee include: (1) Dr.Glenn Mueller, the Adviser's Real Estate Investment Strategist and Investment Committee Chairman; (2) Mr. Charles Song, Managing Director of Investments of the Adviser; (3) Mr. Amitabh Godha, a Senior Vice President of Investments of the Adviser; (4) Ms. Karen Kulvin, a Senior Vice President of Investments of the Adviser; and (5) Mr. Jeffrey Taylor, Chief Operating Officer of the Adviser (collectively, the "Committee Members"). The Investment Committee is further supported by a team of securities analysts. Investment opportunities are presented to the Investment Committee which has ultimate determination of a potential investment's overall attractiveness and suitability, taking into account the Fund's investment objective and other comparable investment opportunities.

Other Funds and Accounts Managed.

The following tables provide information about the registered investment companies, other pooled investment vehicles and other accounts managed by the portfolio officers who are primarily responsible for the day-to-day management of the Fund as of December 31, 2006.

                                         Number of All   Total Assets
                                         Other Accounts  of All
                                                         Other
                                                         Accounts (in
                                                         millions)

Dr. Mueller: Other Registered          1               $306
             Investment Companies
             Other Pooled Investment   1               $13
             Vehicles
             Other Accounts            3               $280


Mr. Song:    Other Registered          1               $48
             Investment Companies
             Other Pooled Investment   2*              $12*
             Vehicles
             Other Accounts            3               $99


Mr. Godha    Other Registered          1              $306
             Investment Companies
             Other Pooled Investment   1               $13
             Vehicles
             Other Accounts            3               $280

Ms. Kulvin:  Other Registered          1              $306
             Investment Companies
             Other Pooled Investment   1               $13
             Vehicles
             Other Accounts            3               $280


Mr. Taylor:  Other Registered          1               $306
             Investment Companies
             Other Pooled Investment   1               $13
             Vehicles
             Other Accounts            3               $280

*     One of the "Other Pooled Investment Vehicles" managed by
      Mr. Song is subject to a performance based fee. As of December 31, 2006, the total assets of that vehicle were $__million.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between the Committee Members' management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. In some cases, an apparent conflict may arise where the Adviser has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The other accounts might have similar investment objectives or strategies as the Fund, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the Committee Members' day-to-day management of the Fund. Because of their positions with the Fund, the Committee Members know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the Committee Members could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as result of the Committee Members' management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the Committee Members, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under the Adviser's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and the
Adviser's investment outlook. The Adviser has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.


Committee Member Compensation

The objective of the Adviser's portfolio compensation program is to provide pay and long-term compensation for its employees that is competitive with the mutual fund/investment advisory market relative to the Adviser's size and geographical location. Committee Members participate in a compensation program that includes base salary, the potential for a discretionary bonus and the potential for long-term incentives. Committee Members compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good, sustained investment performance.

o Base Salary. Each Committee Member is paid a base salary. In setting the base salary, the Adviser's intention is to be competitive in light of the particular portfolio officer's experience and responsibilities. The base salary is also a function of industry salary rates and individual performance as measured against annual goals.

o Annual Bonus. Each Committee Member is eligible to receive an annual cash bonus that may be equal to as much as 200% of his/her annual base salary. This bonus is determined by the portfolio officer's investment management results compared to widely-accepted but specifically selected indices by the portfolio manager as well as other qualitative and quantitative factors taken into consideration. The indices utilized include the MSCI U.S. REIT Index and the Merrill Lynch REIT Preferred Index.

o Long-Term Incentive Program. Each Committee Member has the potential to participate in a long-term incentive program which may include an equity ownership program in the Adviser. Equity ownership is awarded based on individual contributions to the Adviser's business and the long-term potential of that individual to the Adviser.


The following table shows the aggregate dollar range of shares all funds of the Company owned by the Committee Members as of December 31, 2006.

                                                          Aggregate Dollar
                                                          Range of Equity
                                 Dollar Range Of          Securities in All
                                 Equity Securities        Funds Of The
Name Of Portfolio Manager        In The Fund              Company

Dr. Glenn Mueller                $0                        $0
Amitabh Godha                    $1-$10,000                $1-$10,000
Charles Song                     $1-$10,000                $1-$10,000
Karen Kulvin                     $0                        $0
Jeffrey Taylor                   $1-$10,000                $1-$10,000

                           MANAGEMENT-RELATED SERVICES

Administration - Pursuant to an Administrative Services Agreement with the Company (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as administrator of the Fund and supervises all aspects of the operation of the Fund except those performed by the Adviser. John Pasco, III, Chairman of the Board of the Company, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based administrative fee, computed daily and paid monthly, at the annual rate of 0.10% on the first $75 million of average daily net assets of the Fund; and 0.07% on the average daily net assets of the Fund in excess of $75 million subject to minimum amounts. For the period October 1, 2006 through December 31, 2006, CSS received $12,531 for its services. For the fiscal year ended September 30, 2006, CSS received $42,755 for its services. For the fiscal year ended September 30, 2005, CSS received $23,736 for its services. For the fiscal period December 17, 2003 (commencement of operations) through September 30, 2004, CSS received $1,462 for providing shareholder services, record-keeping, administrative services and blue-sky filings.

Custodian - UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as the custodian of the Fund's assets. The Custodian has entered into a foreign sub-custody arrangement with Citibank, N.A., as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of the Fund's assets outside of the United States of America. The Delegate shall place and maintain the Fund's assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Fund's assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Accounting Services - Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 acts as the accounting services agent of the Fund. As the accounting services agent of the fund, CFA maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business. John Pasco, III, Chairman of the Board of the Company, is the sole owner of CFA, and is its President and Chief Financial Officer. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses. For the period October 1, 2006 through December 31, 2006, CFA received $6,266 for its services. For the fiscal year ended September 30, 2006, CFA received $20,426 for its services. For the fiscal year ended September 30, 2005, CFA received $12,151 for its services. For the fiscal period December 17, 2003 (commencement of operations) through September 30, 2004, CFA received $731 for its services.

Transfer Agent - Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Company's transfer and dividend disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. John Pasco, III, Chairman of the Board of the Company and an officer and shareholder of CSS (the Administrator of the Fund), is the sole owner of FSI and is its President and Chief Financial Officer.

FSI provides certain shareholder and other services to the Company, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, FSI receives per account fees and transaction charges, plus out-of-pocket expenses against a minimum fee.

Distributor - First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of FDCC, and is its President, Treasurer and a director. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. The Distributor is entitled to the front-end sales charge on the sale of Class A Shares as described in the prospectus and this SAI. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Class A, Class C and Class I shares as described in the prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the prospectus and this SAI.

The Distributor received the following compensation as a result of the sale of the Fund's shares:

Fiscal year        Net             Compensation      Brokerage        Other
                   underwriting    on                commissions Compensation(1)
                   discounts       redemptions
                   and             and
                   commissions     repurchases

December 31, 2006(2) $ 6,711       $   384             None      $ 54,518
September 30, 2006   $18,710       $26,209             None      $186,010
September 30, 2005   $89,276       $ 8,048             None      $107,012
September 30, 2004(3)$ 7,263       None                None      $  5,752

     (1) Distribution (12b-1) and service fees received.

     (2) Fiscal period October 1, 2006 through December 31, 2006.

     (3) For the fiscal period December 17, 2003 (commencement of operations) through September 30, 2004

Independent Accountants - The Company's independent registered public accounting firm, Tait, Weller & Baker LLP audit the Company's annual financial statements, assist in the preparation of certain reports to the SEC and prepare the Company's tax returns. Tait, Weller & Baker LLP is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of the Fund's securities, to seek to obtain the best price and execution for securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser, the Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution for the Fund.

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Fund's brokerage to persons or firms providing the Adviser with investment recommendations, statistical, research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical, research or similar services" means: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (2) furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Fund may be used by the Adviser for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.

Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

The directors of the Company have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker- dealer, unless that broker-dealer can demonstrate to the Company that the Fund will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The directors review all transactions which have been placed pursuant to those policies and procedures at its meetings.

When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Fund. The Board of Directors of the Company believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions. For the period October 1, 2006 through December 31, 2006, the Fund paid $30,405 in brokerage commissions. For the fiscal year ended September 30, 2006, the Fund paid $128,434 in brokerage commissions. For the fiscal year ended September 30, 2005, the Fund paid $221,994 in brokerage commissions. For the fiscal period December 17, 2003 (commencement of operations) through September 30, 2004, the Fund paid $37,971 in brokerage commissions.

Portfolio Turnover - Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective.

                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue 1,050,000,000 shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to the Fund, and has further reclassified those shares as follows:
Fifteen Million (15,000,000) shares for Class A Shares of the Fund; Ten Million (10,000,000) shares for Class B Shares of the Fund; Ten Million (10,000,000) shares for Class C Shares of the Fund; and Fifteen Million (15,000,000) shares for Class I Shares of the Fund.

The Articles of Incorporation of the Company authorizes the Board of Directors to classify or re-classify any unissued shares into one or more series or classes of shares. Each series or class shall have such preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the Board may determine.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in their discretion. When issued for payment as described in the prospectus, shares will be fully paid and non-assessable. Each class of shares in the Fund (i.e., Class A, Class B, Class C and Class I shares) bear pro-rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. For example, as described below, holders of Class A Shares will bear the expenses of the Distribution 12b-1 Plan applicable to it. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate, and not by series or class, except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted on affects the interest of shareholders of a particular series or class. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. Shares will be maintained in open accounts on the books of FSI.

Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, transactions made as a result of the Automatic Investment Plan described below. Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan - The Board of Directors of the Company has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of the Fund. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another fund of the Company; and (iii) the Fund's Class B Shares will convert automatically into Class A Shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion. At present, the Fund offers Class A Shares imposing a front-end sales charge up to a maximum of 5.75% and charging a distribution (i.e., 12b-1) fee; Class B Shares charging a maximum contingent deferred sales charge of 5% if redeemed within six years of purchase, carrying a higher distribution (i.e., 12b-1) fee than Class A Shares, but converting to Class A Shares eight years after purchase; Class C Shares, which have no front-end sales charge, a deferred sales charge of 2% if shares are redeemed within one (1) year after purchase, and carrying a higher distribution (i.e., 12b-1) fee than Class A Shares, with no conversion feature; and Class I Shares, which have no front-end sales charge, no distribution (i.e., 12b-1) fee and are only available to certain investors.

                                  DISTRIBUTION

The Distributor has appointed Dividend Capital Securities, LLC as a national sales and marketing agent to assist in the promotion of the Fund.

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Computation of Offering Price - A hypothetical illustration of the computation of the offering price per share of the Fund's Class A Shares, using the value of the Fund's net assets and the number of outstanding shares of the Fund's Class A Shares at the close of business on December 31, 2006 and the maximum front-end sales charge of 5.75%, is as follows:

Net assets                            $36,929,765
Outstanding shares                      2,789,371
Net asset value per share                   13.24
Sales load (5.75% of the offering price)     0.81
Offering price to the public                14.05

Statement of Intention - The reduced sales charge and public offering price applicable to Class A Shares, as set forth in the prospectus, applies to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Class A Shares equal to 4.50% (declining to 1% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed Class A Shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

Plan of Distribution - The Fund has a Plan of Distribution or "12b-1 Plan" for Class A, Class B and Class C shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board of Directors of the Company and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect.

The 12b-1 Plan provides that the Fund will pay a fee to FDCC at an annual rate of 0.25% of the average daily net assets attributable to the Fund's outstanding Class A Shares; and 1.00% of the average daily net assets attributable to the Fund's outstanding Class B or C shares, as applicable. The fee is paid to FDCC as reimbursement for expenses incurred for distribution-related activities. For the period October 1, 2006 through December 31, 2006, there were $54,518 of allowable distribution expenses incurred. For the fiscal year ended September 30, 2006, there were $186,010 of allowable distribution expenses incurred. For the fiscal year ended September 30, 2005, there were $107,012 of allowable distribution expenses incurred. For the fiscal period December 17, 2003 (commencement of operations through September 30, 2004, there were $5,752 of allowable distribution expenses incurred.

Under the Class B and C shares' 12b-1 Plan, payments by the Company (i) for distribution expenses may not exceed the annualized rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Class B or C shares, as applicable; and (ii) to an institution (a "Service Organization") for shareholder support services may not exceed the annual rates of 0.25% of the average daily net assets attributable to the Fund's outstanding Class B or Class C shares, as applicable, which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments.

Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers.

The Company understands that Service Organizations may charge fees to their customers who are the beneficial owners of Fund shares, in connection with their accounts with such Service Organizations. Any such fees would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Company, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Fund shares.

The Company's Board of Directors have concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Directors and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund, by FDCC or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plan is in effect, the nomination of the directors who are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.

               ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser or the Distributor and their affiliates may, out of their own resources and without additional cost to the Fund or its shareholders, pay a 1% solicitation fee to securities dealers or other financial intermediaries (collectively, a "Financial Intermediary") on each customer purchase solicited by the Financial Intermediary in excess of $1 million. These payments may be in addition to payments made by the Fund to the Financial Intermediary under the Fund's Rule 12b-1 Plan. For more information regarding the Fund's Rule 12b-1 Plan, please see "Distribution - Plan of Distribution."

               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares - You may purchase shares of the Fund directly from the Distributor. You may also buy shares through accounts with brokers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, Directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares - If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared by unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the fund next computed after your request for exchange is received in proper form.

Conversion of Class B Shares to Class A Shares - Class B Shares of the Fund will automatically convert to Class A Shares of the Fund, based on the relative net asset value per share of the aforementioned classes, eight years after the end of the calendar month in which your Class B share order was accepted. For the purpose of calculating the holding period required for conversion of Class B Shares, order acceptance shall mean: (1) the date on which such Class B Shares were issued, or (2) for Class B Shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B Shares) the date on which the original Class B Shares were issued. For purposes of conversion of Class B Shares, Class B Shares purchased through the reinvestment of dividends and capital gain distribution paid in respect of Class B Shares, will be held in a separate sub-account. Each time any Class B Shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A Shares, a pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The portion will be determined by the ratio that the shareholder's Class B Shares converting to Class A Shares bears to the shareholder's total Class B Shares not acquired through the reinvestment of dividends and capital gain distributions. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

Whether a Contingent Deferred Sales Charge Applies - In determining whether a Contingent Deferred Sales Charge ("CDSC") is applicable to a redemption of Class B Shares, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing (1) Class B Shares acquired by reinvestment of dividends and capital gains distributions; (2) Class B Shares held for over six years; and (3) Class B Shares held the longest during the six-year period.

Waiver of Redemption Fees and Deferred Sales Charges - Deferred sales charges and redemption fees are waived for 401k and qualified investment plan platforms.

Eligible Benefit Plans - An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares - You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board of Directors may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or
(c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectus, the Fund offers the following shareholder services:

Regular Account - The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the Account Application provided with the prospectus to open your account.

Telephone Transactions - You may redeem shares or transfer into another fund by telephone if you request this service on your initial account application. If you do not elect this service at that time, you may do so at a later date by sending a written request and signature guarantee to the Transfer Agent.

The Company employs reasonable procedures designed to confirm the authenticity of your telephone instructions and, if it does not, it may be liable for any losses caused by unauthorized or fraudulent transactions. As a result of this policy, a shareholder that authorizes telephone redemption bears the risk of losses, which may result from unauthorized or fraudulent transactions which the Company believes to be genuine. When you request a telephone redemption or transfer, you will be asked to respond to certain questions. The Company has designed these questions to confirm your identity as a shareholder of record. Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

Automatic Investment Plan - Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans - Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Company at (800) 527-9525. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

Exchange Privilege - Shareholders may exchange their shares for shares of any other series of the Company, provided the shares of the fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge your account a $10 service fee each time you make such an exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

                                   TAX STATUS

Distributions of Net Investment Income - The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to distributions that qualify as qualified dividend income, whether you take them in cash or in additional shares. Fund distributions attributable to dividends the Fund receives from a REIT do not qualify for these lower tax rates. Absent further legislation, the lower tax rates applicable to qualified dividend income will not apply to distributions on taxable years beginning after December 31, 2008. Following year-end, a portion of the dividends paid by REITs may be re-characterized for tax purposes as capital gains and/or return of capital. To the extent this occurs, distributions paid by the Fund during the year also will be reclassified to reflect these REIT re-characterizations. In order to appropriately re-characterize the distributions paid by REITs and report accurate tax information to you, the Fund must gather year-end tax information issued by each REIT owned by the Fund during the calendar year. Therefore, the Fund will file a 30 day extension with the Internal Revenue Service that extends the deadline for the Fund to issue Form 1099-DIV to shareholders.

A portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession in the United States and in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States) subject to certain holding period requirements by the Fund and shareholders. Absent further legislation, the maximum rates applicable to qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.

Distributions of Capital Gains - The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Real Estate Investments Trust Securities - The Fund has made certain investments in real estate investment trust ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as long-term capital gain or a return of capital.

Effect of foreign investments on distributions - Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Investment in Complex Securities - The Fund may invest in complex securities, such as original issue discount obligations, the shares of passive foreign investment companies and others. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Information on the Tax Character of Distributions - The Fund will inform you of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company - The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Directors reserves the right not to maintain the qualifications of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements - To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 of such calendar year, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares - Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Company, the IRS will require that you report a gain or loss on your redemption or exchange. The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Received Deduction for Corporations - Because the Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

For corporate investors in the Fund, dividend distributions designated to be from dividends received from qualifying domestic (U.S.) corporations may be eligible for a corporate dividends received deduction. Such dividends, including the deducted part, however, must be included in alternative minimum taxable income calculations.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices, in advertisements or in reports to shareholders, The Fund states performance in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information - From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                       6
      YIELD = 2[(a-b+1) -1]
                 ---
                  cd

Where:

a     =    dividends and interest earned during the period.
b     =    expenses accrued for the period (net of reimbursements).
c     =    the  average  daily  number of shares  outstanding  during  the period that were entitled to receive dividends.
d     =    the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the fund's financial statements.

Total Return Performance - Under the rules of the SEC, fund advertising performance must include total return quotes, "T" below, calculated according to the following formula:

            n
      P(1+ T) = ERV

      Where:

P     =    a hypothetical initial payment $1,000
T     =    average annual total return
n     =    number of years (1, 5 or 10)
ERV   =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the Fund's average annual total return (before taxes) for Class A, Class C and Class I shares for the period or years indicated would be:

                 Periods ended December 31, 2006

Class of shares       One Year     Five Years       Ten Years      Since
                                                                   Inception(1)

Class A Shares            12.39%        N/A              N/A       14.88%
Class C Shares            18.41%        N/A              N/A       16.20%
Class I Shares            19.57%        N/A              N/A       19.01%

(1) Commencement of operations of each class of shares was December 17, 2003.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for the Fund's Class A Shares are included in the prospectus. After-tax returns for Class C and Class I shares will be different.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" of the Fund are included in the prospectus.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rte for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

The Fund may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. The Fund may quote an aggregate total return figure in comparing the Fund's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Fund calculates its aggregate total return for the specific periods of time by assuming the investment of $10,000 in shares of the Fund and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Fund may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to, SEI, Lipper Mutual Fund Performance Analysis, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA today and other national or regional publications.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

                       Dividend Capital Realty Income Fund
                            c/o The World Funds, Inc.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                            Telephone: (800) 527-9525
                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal year ended December 31, 2006 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent registered public accounting firm, Tait, Weller & Baker LLP whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                      APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

Standard & Poor's Ratings Group. A Standard & Poor's Ratings Group ("Standard & Poor's") short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

"A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

"D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks. Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody's Investor Services, Inc. Moody's Investor Services, Inc. ("Moody's) short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

"Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

"Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime" - Issuers do not fall within any of the Prime rating categories.

Fitch Ratings, Inc. Fitch Ratings, Inc. ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

"F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

"F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

"F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

"B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

"C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

"D" - Securities are in actual or imminent payment default.

Dominion Bond Rating Service Limited. The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

R-1 Prime Credit Quality

R-2 Adequate Credit Quality

R-3 Speculative

All three DBRS rating categories for short-term debt use "high", "middle" or "low" as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area.

"R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

"R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

"R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

"R-2 (high)", "R-2 (middle)", "R-2 (low)" - Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

"R-3 (high)", "R-3 (middle)", "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

Long-Term Credit Ratings

Standard & Poor's. The following summarizes the ratings used by Standard & Poor's for long-term issues:

"AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated "BB," "B," "CCC," "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

"C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

"D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following summarizes the ratings used by Moody's for long-term debt:

"Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

"A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

Fitch. The following summarizes long-term ratings used by Fitch:

"AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

"BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

"BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

"CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

"DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

DBRS. The following summarizes the ratings used by DBRS for long-term debt:

"AAA" - Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" - Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category, entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" - Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"BBB" - Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

"BB" - Bonds rated "BB" are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

"B" - Bonds rated "B" are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

"CCC" / "CC" / "C" - Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated "B". Bonds rated below "B" often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the "C" to "CCC" categories, with "CC" and "C" normally used to lower ranking debt of companies where the senior debt is rated in the "CCC" to "B" range.

"D" - This category indicates bonds in default of either interest or principal.

Note: ("high", "low") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low" grades are not used for the AAA category.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor's:

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

o        Positive means that a rating may be raised.
o        Negative means that a rating may be lowered.
o        Stable means that a rating is not likely to change.
o        Developing means a rating may be raised or lowered.
o        N.M.  means not meaningful.

Moody's:

Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

Rating Outlooks: A Moody's rating outlook is an opinion regarding the likely direction of an issuers rating over the medium term. Rating outlooks fall into the following four categories: Positive, Negative, Stable and Developing (contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, Moody's written research will describe any differences in the outlooks for the issuer and the reasons for these differences. If no outlook is present, the following designations will be used:
Rating(s) Under Review or No Outlook. Rating(s) Under Review indicates that the issuer has one or more ratings under review for possible change, and this over-rides the Outlook designation. If an analyst has not yet assigned an Outlook, then No Outlook will be displayed.



Fitch:

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

DBRS:

Rating Trends

With the exception of ratings in the securitization area, each DBRS rating is appended with a rating trend. Rating trends give the investor an understanding of DBRS' opinion regarding the outlook for the rating in question, with trends falling into one of three categories - Positive, Negative or Stable. Ratings in the securitization area are not given trends because these ratings are determined by the parameters on each transaction, for which the issues are relatively black and white - these parameters are either met or not. When trends are used, they give an indication of what direction the rating in question is headed should the given conditions and tendencies continue.

Although the trend opinion is often heavily based on an evaluation of the issuing entity or guarantor itself, DBRS also considers the outlook for the industry or industries in which the entity operates and to varying degrees, specific terms of an issue or its hierarchy in the capital structure when assigning trends. DBRS assigns trends to each security, rather than to the issuing entity, as some rating classification scales are broader than others and the duration and ranking of securities can impact the strengths and challenges that affect the entity. As a result, it is not unusual for securities of the same entity to have different trends; however, the presence of a Positive trend and a Negative trend on securities issued by the same entity is a rare occurrence.

Rating Actions

In addition to confirming ratings, releasing new ratings or making rating changes, other DBRS rating actions include:

Suspended Ratings: Rating opinions are forward looking. Although rating opinions will consider the historical performance of an issuer, a rating is an assessment of the issuer's future ability and willingness to meet outstanding obligations. In order for a complete credit quality assessment, DBRS requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified. Since the availability of such information is critical to the rating assessment, any changes in management's willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS's assessment of the degree of accuracy of a rating possible without the cooperation of management. DBRS will suspend ratings when the level of concern reaches a point that an informed rating opinion of the credit quality of the outstanding obligation cannot be provided.

Discontinued Ratings: When an entity retires all of its outstanding debt within a particular category and has no plans to re-issue in the near future, DBRS will normally discontinue its rating on the security in question. Should the entity ultimately reconsider its decision and re-issue new debt, the rating will be re-instated pending a full review of the credit quality of the issuer.

It should be noted that there are cases when DBRS will assign a rating even if there is no outstanding debt obligation and the entity in question has no firm plans to issue debt in the future. These cases are often driven by the fact that assigning a rating to the "non-security" provides support to other DBRS ratings, either in the same entity or within the same family of companies. Such ratings are generally referred to as "corporate ratings" and are not publicly disclosed by DBRS.

Ratings "Under Review": DBRS maintains continuous surveillance of all rated entities; therefore, all ratings are always under review. Accordingly, when a significant event occurs that may directly impact the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. If there is high uncertainty regarding the outcome of the event and DBRS is unable to provide an objective, forward-looking opinion in a timely manner, then the rating(s) of the issuer(s) will be placed "Under Review". Ratings may also be placed "Under Review" by DBRS when changes in credit status occur for any other reason that brings DBRS to the conclusion that the present ratings may no longer be appropriate.

Ratings which are "Under Review" are qualified with one of the following three provisional statements: "negative implications", "positive implications", or "developing implications", indicating DBRS' preliminary evaluation of the impact on the credit quality of the issuer/security. As such, the ratings that were in effect prior to the review process can be used as the basis for the relative credit quality implications. It must be stressed that a rating change will not necessarily result from the review process.

Municipal Note Ratings

Standard & Poor's. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

"SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

"SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

"SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody's. In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

"MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

"MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

"MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

 "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

 Fitch. Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

Standard & Poor's. A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's. Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch. Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

DBRS. DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

                                                                      APPENDIX B

                        DIVIDEND CAPITAL INVESTMENTS LLC

                        Proxy and Corporate Action Voting
                             Policies and Procedures

I.    POLICY.

Dividend Capital Investments, LLC (the "Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Adviser's clients have delegated to the Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its investment advisory agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

When voting proxies or acting with respect to corporate actions on behalf of clients, the Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II.    PURPOSE.

The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.  PROCEDURES.

The Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

The Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A. Conflicts of Interest.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below:

1. Vote in Accordance with the Guidelines. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2. Obtain Consent of Clients. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

3. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct the Adviser to forward all proxy matters in which the Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Adviser will abstain from voting the securities held by that client's account.

The Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this Section III, A.

B. Limitations.

In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser for such account, it will promptly be forwarded to the client or specified third party.

2. Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. Limited Value. If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for the purposes of voting.

5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.
IV.   RECORD KEEPING.

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Adviser to any written or oral client request for proxy voting information; (vi) any documents prepared by the Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and (vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. The Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Adviser.

The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

o        the name of the issuer of the portfolio security;
o        the exchange ticker symbol of the portfolio security(1);
o        the CUSIP number of the portfolio security(1);
o        the shareholder meeting date;
o        a brief description of the matter voted on;
o whether the matter was put forward by the issuer or a shareholder; o whether the mutual fund voted; o how the mutual fund cast its vote; and o whether the mutual fund cast its vote for or against management.

V.    GUIDELINES.

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A. Oppose.

The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following: a. Proposals to stagger board members' terms; b. Proposals to limit the ability of shareholders to call special meetings; c. Proposals to require super majority votes; d.
      Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares; e. Proposals regarding "fair price" provisions; f. Proposals regarding "poison pill" provisions; and g. Permitting "green mail".
2.    Providing cumulative voting rights.

B.    Approve.

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2.    Date and place of annual meeting.

3.    Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5. Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.    Limiting directors' liability.

7. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. The Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.    Employee Stock Purchase Plans.

10.   Establish 40 1(k) Plans.

C.    Case-By-Case.

The Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1.    Pay directors solely in stock;

2.    Eliminate director's mandatory retirement policy;

3.    Rotate annual meeting location or date;

4.    Changes in the state of incorporation;

5.    Social and corporate responsibility issues;

6.    Option and stock grants to management and directors; and

7. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

D.    Investment Company Issues.

From time to time the Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1.    Elect directors or trustees;

2.    Ratify or approve independent accountants;

3.    Approve a new investment adviser or sub-adviser;

4.    Approve a change to an investment advisory fee;

5.    Approve a Distribution (i.e., Rule 12b-1) Plan;

6. Approve a change in a fundamental investment objective, policy or limitation;

7.    Approve a change in the state of incorporation; and

8.    Approve a plan of reorganization or merger.

The Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment adviser or sub-adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.
[GRAPHIC OMITTED]
(1) The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]



                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525





                       STATEMENT OF ADDITIONAL INFORMATION

                  Epoch Global Equity Shareholder Yield Fund



                                   May 1, 2007


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectuses of the Epoch Global Equity Shareholder Yield Fund (the "Fund"), as listed below, as they may be supplemented or revised from time to time. You may obtain the prospectuses of the Fund, free of charge, by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 527-9525.

The Fund's audited financial statements and notes thereto for the year ended December 31, 2006 and the unqualified report of Tait, Weller & Baker LLP, the Fund's independent registered public accounting firm, on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended December 31, 2006 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Fund, at the Company's website www.theworldfunds.com or by calling (800) 527-9525.

Current prospectuses:

o        Institutional Shares; and
o        Class P Shares ("Platform Shares")

                                TABLE OF CONTENTS



                                                                PAGE


GENERAL INFORMATION...............................................1
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS...............1
INVESTMENT OBJECTIVE..............................................1
STRATEGIES AND RISKS..............................................1
INVESTMENT PROGRAMS...............................................1
INVESTMENT RESTRICTIONS..........................................12
DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES....................13
MANAGEMENT OF THE COMPANY........................................15
PRINCIPAL SECURITIES HOLDERS.....................................23
INVESTMENT ADVISER AND ADVISORY AGREEMENT........................23
MANAGEMENT-RELATED SERVICES......................................25
PORTFOLIO TRANSACTIONS...........................................27
CAPITAL STOCK AND DIVIDENDS......................................28
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES.................39
SPECIAL SHAREHOLDER SERVICES.....................................31
TAX STATUS.......................................................32
INVESTMENT PERFORMANCE...........................................33
FINANCIAL INFORMATION............................................36
PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURESAPPENDIX A

                               GENERAL INFORMATION

The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund." This SAI relates to the Epoch Global Equity Shareholder Yield Fund series (the "Fund"). The Fund is a separate investment portfolio or series of the Company. The Fund is a "diversified" series as that term is defined in the 1940 Act.


This SAI relates only to the Institutional Shares and the Class P Shares ("Platform Shares"). The Fund is also authorized to offer Class A Shares, but such shares have not been offered as of the date of this SAI. Information concerning the Fund's other class of shares, is contained in a separate prospectus and related Statement of Additional Information, which can be obtained free of charge by calling the Fund at the number on the cover of this SAI. Class A Shares impose a front-end sales charge up to a maximum of 5.75%; Institutional Shares impose no front-end sales charge, a two percent (2.00%) redemption charge if shares are redeemed within six (6) months of purchase and do not charge 12b-1 fees. Platform Shares impose no front-end sales charge, but charge a two percent (2.00%) redemption charge if shares are redeemed within six
(6) months of purchase and a 0.25% 12b-1 fee. See "Capital Stock and Dividends" in this SAI.

             ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objective and policies. The Fund's fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The Fund's investment objective, investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Directors of the Company (the "Board") without shareholder approval; except that the Company will give its investors at least sixty (60) days prior written notice of any change with respect to its policy of investing, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of dividend paying companies located throughout the world, including the United States.

                              INVESTMENT OBJECTIVE

The Fund's primary investment objective is to seek to provide a high level of income. Capital appreciation is a secondary investment objective. All investments entail some market and other risks. For instance, there is no assurance that the Fund will achieve its investment objective. You should not rely on an investment in the Fund as a complete investment program. The Fund's investment objective is non-fundamental and therefore, may be changed without shareholder approval.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

                               INVESTMENT PROGRAMS

Convertible Securities -The Fund may invest in convertible securities and considers such securities to be "equity securities" for purposes of its investment strategies. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Warrants - The Fund may invest in warrants and considers such securities to be "equity securities" for purposes of its investment strategies. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Debentures - The Fund may invest in debentures, which are general debt obligations backed only by the integrity of the borrower and documented by an agreement called an indenture. An unsecured bond is a debenture.

Preferred Stock - The Fund may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

Most preferred stock is cumulative; if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. A passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from non-participating preferred, which is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the treasury bill rate or other money market rates.

Illiquid Securities - The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, the term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Debt Securities - The Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. Under normal circumstances, the Fund invests at least 80% of its assets in a portfolio of equity securities of dividend paying companies located throughout the world, including the United States. The Fund may invest up to 20% of its assets in high quality money market instruments and repurchase agreements. Such securities include obligations of governments, instrumentalities and corporations. The high quality money market securities in which the Fund may invest will be rated at the time of purchase in the top two ratings categories by Moody's Investors Service, Inc. ("Moody's"), or by Standard & Poor's Rating Group ("S&P"), or will be determined to be of equivalent quality by the Fund's investment adviser.

Strategic Transactions - The Fund may utilize a variety of investment strategies to hedge various market risks (such as interest rates, currency exchange rates, and broad specific equity or fixed-income market movements). Such strategies are generally accepted as modern portfolio management and are regularly utilized by many mutual funds and institutional investors. Techniques and instruments may change over time as new instruments and strategies develop and regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as they are in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could also be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lower trading volume and liquidity.

Options - The Fund may purchase and sell options as described herein.

Put and Call Options - A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. The Fund may purchase a put option on a security to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in market value by giving the Fund the right to sell such instrument at the option exercise price. Such protection is, of course, only provided during the life of the put option when the Fund is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument.

When writing a covered call option, the Fund, in return for the premium, gives up the opportunity to profit from a market increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option, or, which it will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply and demand for credit conditions, and the general interest rate environment. The premium received by the Fund for writing covered call options will be recorded as a liability in its statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value ("NAV") per share is computed (currently, the close of regular trading on the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

The premium paid by the Fund when purchasing a put option will be recorded as an asset in its statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's NAV per share is computed, or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

The purchase of a put option will constitute a short sale for federal tax purposes. The purchase of a put at a time when the substantially identical security held long has not exceeded the long term capital gain holding period could have adverse tax consequences. The holding period of the long position will be cut off so that even if the security held long is delivered to close the put, short term gain will be recognized. If substantially identical securities are purchased to close the put, the holding period of the securities purchased will not begin until the closing date. The holding period of the substantially identical securities not delivered to close the short sale will commence on the closing of the short sale.

The Fund will purchase a call option only to close out a covered call option it has written. It will write a put option only to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or, to permit the sale of the underlying security.

Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If it cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlement may become available in the future. Index options and Eurocurrency instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options;
(2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (4) interruption of the normal operations of the OCC or an exchange; (5) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.

Although not required to do so, the Fund generally expects to enter into OTC options that have cash settlement provisions. Unless the parties provide otherwise, there is no central clearing or guaranty function in an OTC option.

As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Fund's investment adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization (a "NRSRO"). The staff of the U. S. Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge against a decrease in the value of the underlying securities or instruments in its portfolio. The premium may also increase the Fund's income. The sale of put options can also provide income.

The Fund may purchase and sell call options on securities, including U. S. Treasury and agency securities, mortgage-backed securities, and corporate debt securities, and Eurocurrency instruments (see "Eurocurrency Instruments" below for a description of such instruments) that are traded in U. S. and foreign securities exchanges and in the over-the-counter markets, and futures contracts. The Fund may purchase and sell call options on currencies. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U. S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, convertible securities, and Eurocurrency instruments (whether or not the Fund holds the above securities in its portfolio), and futures contracts. The Fund may not purchase or sell futures contracts on individual corporate debt securities. The Fund may purchase and sell put options on currencies. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price. For tax purposes, the purchase of a put is treated as a short sale, which may cut off the holding period for the security. Consequently, the purchase of a put is treated as generating gain on securities held less than three months or short term capital gain (instead of long term) as the case may be.

Options on Securities Indices and Other Financial Indices - The Fund may also purchase and sell call and put options on securities indices and other financial indices. By doing so, the Fund can achieve many of the same objectives that it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.

The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or any other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Futures - The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or currency market changes and for risk management purposes. The use of futures for hedging is intended to protect the Fund from (1) the risk that the value of its portfolio of investments in a foreign market may decline before it can liquidate its interest, or (2) the risk that a foreign market in which it proposes to invest may have significant increases in value before it actually invests in that market. In the first instance, the Fund will sell a future based upon a broad market index which it is believed will move in a manner comparable to the overall value of securities in that market. In the second instance, the Fund will purchase the appropriate index as an "anticipatory" hedge until it can otherwise acquire suitable direct investments in that market. As with the hedging of foreign currencies, the precise matching of financial futures on foreign indices and the value of the cash or portfolio securities being hedged may not have a perfect correlation. The projection of future market movement and the movement of appropriate indices is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Regulatory policies governing the use of such hedging techniques require the Fund to provide for the deposit of initial margin and the segregation of suitable assets to meet its obligations under futures contracts. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurocurrency instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.
The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements, particularly the rules and regulations of the Commodity Futures Trading Commission. The Fund will use such techniques only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit an amount of cash or other specified assets (initial margin), which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances) with a financial intermediary as security for its obligations. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantage price or that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Currency Transactions - The Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract between the parties, at a specified price. These contracts are traded in the interbank market and conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement or commissions charges. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies. Currency swaps operate similarly to an interest rate swap (described below). The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO, or (except for OTC currency options) are determined to be of equivalent credit quality by the Fund's investment adviser.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Fund is engaging in proxy hedging (see "Proxy Hedging," below). If the Fund enters into a currency hedging transaction, it will comply with the asset segregation requirements described below. Cross currency hedges may not be considered "directly related" to the Fund's principal business of investing in stock or securities (or options and futures thereon), resulting in gains there from not qualifying under the "less than 30% of gross income" test of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure and transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund's dealing in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging").

Transaction Hedging - Transaction Hedging occurs when the Fund enters into a currency transaction with respect to specific assets or liabilities. These specific assets or liabilities generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income there from.

The Fund may use transaction hedging to preserve the United States dollar price of a security when they enter into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U. S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging - Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use position hedging when the Fund's investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U. S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

Cross Hedging - The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or expects to have portfolio exposure.

Proxy Hedging - To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the U.
S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and buying U. S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the investment adviser considers that the Swedish krona is linked to the euro, the Fund holds securities denominated in Swedish krona and the investment adviser believes that the value of Swedish krona will decline against the U. S. dollar, the investment adviser may enter into a contract to sell euros and buy U. S. dollars.

Combined Transactions - The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward foreign currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single Strategic Transaction or when the investment adviser believes that it is in the Fund's best interests to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Eurocurrency Instruments - The Fund may make investments in Eurocurrency instruments. Eurocurrency instruments are futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR") or to the interbank rates offered in other financial centers. Eurocurrency futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurocurrency futures contracts and options thereon to hedge against changes in LIBOR and other interbank rates, to which many interest rate swaps and fixed income instruments are linked.

Segregated and Other Special Accounts - In addition to other requirements, many transactions require the Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through the ownership of the underlying security, financial instruments or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or segregate liquid high grade assets equal to the excess of the index value over the exercise price industry or other on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price. A currency contract which obligates the Fund to buy or sell currency will generally requires the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange-listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange-listed options sold by the Fund generally settle with physical delivery, and the Fund will segregate an amount of liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating sufficient liquid assets. Such assets may consist of cash, cash equivalents, liquid debt securities or other liquid assets.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets, if the Fund holds a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offered in combinations.

If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, liquid assets equal to any remaining obligation would need to be segregated.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Depositary Receipts - American Depositary Receipts ("ADRs") are receipts typically issued in the U. S. by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U. S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U. S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U. S. market may not be current.

Like ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Registered Depositary Certificates ("RDCs") represent receipts for a foreign security. However, they are issued outside of the U. S. The Fund may also invest in EDRs, GDRs and RDCs. EDRs, GDRs and RDCs involve risks comparable to ADRs, as well as the fact that they are issued outside of the U. S.

REITs - The Fund may invest in REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the REITs held in the Fund's portfolio. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the tax-free pass-through of income under the Internal Revenue Code and to maintain their exemption from registration under Investment Company Act of 1940, as amended.

U. S. Government Securities - The Fund may invest in U. S. government securities. The term "U. S. Government Securities" refers to a variety of securities which are issued or guaranteed by the U. S. Treasury, by various agencies of the U. S. government, and by various instrumentalities which have been established or sponsored by the U. S. government. U. S. Treasury securities are backed by the full faith and credit of the United States. Securities issued or guaranteed by U. S. government agencies or U. S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U. S. government is a government agency organized under Federal charter with government supervision.

Repurchase Agreements - As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that are collateralized by U. S. government securities. The Fund may enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risks similar to those of the debt securities in which the Fund invests. Under a repurchase agreement, the Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under a repurchase agreement is considered to be a loan by the Fund. The Fund's investment adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Fund's right to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Initial Public Offerings ("IPOs") occur when a first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

Other Investment Companies - An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies fees and expenses.

Exchange-Traded Funds ("ETFs") - An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges and trade similarly to publicly-traded companies. ETF's also have risks and costs that are similar to publicly-traded companies. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk borne by the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if a Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when a Fund invests in ETF's, shareholders of the Fund bear their proportionate share of the underlying ETF's fees and expenses.

Portfolio Turnover - Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Fund's investment adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the investment adviser's opinion, to meet the Fund's objective.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions - The Fund has adopted the following fundamental investment restrictions. The fundamental investment restrictions cannot be changed without approval by the vote of a "majority of the outstanding voting securities" of the Fund.

As a matter of fundamental policy, the Fund will not:

1) As to 75% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer.

2) Purchase stock or securities of an issuer (other than the obligations of the United States or any agency or instrumentality thereof) if such purchase would cause the Fund to own more than 10% of any class of the outstanding voting securities of such issuer.

3) Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended, or any foreign law restricting distribution of securities in a country of a foreign issuer.

4) Buy or sell commodities or commodity contracts, provided that the Fund may enter into forward foreign currency contracts, foreign currency futures contracts, futures contracts and options thereon.

5) Borrow money or issue senior securities, except to the extent permitted by the 1940 Act.

6)    Make loans, except that the Fund may (1) lend portfolio securities; and
      (2) enter into repurchase agreements secured by U. S. government securities.

7) Invest more than 25% of the Fund's total assets in securities of one or more issuers having their principal business activities in the same industry. For the purpose of this restriction, there is no limitation with respect to securities issued or guaranteed by the U. S. government, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

8) Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets.

9) Invest in interests in oil, gas, or other mineral explorations or development programs.

10) Participate on a joint or a joint and several basis in any securities trading account.

11) Purchase or sell real estate, except that the Fund may invest in: (1) securities of companies which deal in real estate or mortgages; and (2) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

12)   Invest in companies for the purpose of exercising control.

13) Purchase securities on margin, except that it may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities.

In applying the fundamental investment policies and restrictions:

1) In applying the fundamental policy and restriction concerning concentration set forth above (i.e., not investing more than 25% of total assets in one industry), investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

      (a) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

      (b) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and,

      (c) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

2) Except with respect to their fundamental limitations with respect to borrowings, the Fund adheres to the percentage restrictions on investment or utilization of assets set forth above at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

Non-Fundamental Policies and Restriction - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus and elsewhere in the SAI, the Fund will be subject to the following investment restrictions. Theses restrictions are considered non-fundamental and may be changed by the Board without shareholder approval.

As a matter of non-fundamental policy, the Fund may not:

1)    Invest  more  than  15%  of  its  net  assets  in  illiquid securities.

2) Engage in arbitrage transactions.

                 DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Company maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Company's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non- standard disclosure"). The Board has also delegated authority to the Company's President and to senior management at the Company's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Company's President and/or senior management at CSS.

The Company is required by the U.S. Securities and Exchange Commission (the "SEC") to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Company's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Company transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Company's service providers which have contracted to provide services to the Company and its funds, including, for example, the custodian and the fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Company has a legitimate business purpose for doing so. The Company has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Company's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Company regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4. to the Company's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Company currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Company will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board. The Board has authorized the President of the Company and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Company and its shareholders. There may be instances where the interests of the Company's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, any principal underwriter for the Company or an affiliated person of the Company (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Company who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Company receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Company nor its Adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.
                            MANAGEMENT OF THE COMPANY

Directors and Officers - The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders. The directors are experienced businesspersons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund and review performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk(*).

------------------------------------------------------------------------
                                                             Other
                                                             Directorships
                                                             by
                                                             Directors
                           Number  Principal Occupation(s)   and
                           of     During the Past Five Years Number of
               Position(s) Funds                             Funds in
    Name,       Held with  in                                the
 Address and     Company   Company                           Complex
  year born    and Tenure  Overseen                           Overseen
------------------------------------------------------------------------
------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
John Pasco,    Chairman,   10     Treasurer and Director of  World
III*(1)        Director           Commonwealth Shareholder   Insurance
8730 Stony     and                Services, Inc. (fund       Trust - 1
Point Pkwy     President          administrator) since       Fund
Suite 205      since 1997         1985; President and
Richmond, VA                      Director of First
23235                             Dominion Capital Corp.
(1945)                            (broker-dealer) and Fund
                                  Services, Inc. (transfer
                                  agent) since 1987;
                                  President and Treasurer
                                  of Commonwealth Capital
                                  Management, Inc.
                                  (investment adviser)
                                  since 1983; President of
                                  Commonwealth Capital
                                  Management, LLC since
                                  1984; President and
                                  Director of Commonwealth
                                  Fund Accounting, Inc.
                                  since 2004; Director of
                                  American Growth Fund
                                  (investment company)
                                  since December 2006; and
                                  Chairman and Trustee of
                                  World Insurance Trust
                                  (investment company)
                                  since 2002.    Mr. Pasco
                                  is also a certified
                                  public accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd,   Director    10     Retired.  Manager of the   World
Jr.*(1) 8730   since 1997         Customer Services          Insurance
Stony Point                       Operations and Accounting  Trust - 1
Pkwy                              Division of the Potomac    Fund
Suite 205                         Electric Power Company
Richmond, VA                      from 1978 to 2005;         Satuit
23235                             Trustee of World           Capital
(1940)                             Insurance Trust            Management
                                  (investment company)       Trust - 1
                                  since 2002; Trustee of     Fund
                                  Satuit Capital Management
                                  Trust (investment
                                  company) since 2002; and
                                  a Trustee of Janus
                                  Advisors Series Trust
                                 (investment company)
                                  from 2003 to 2005.
------------------------------------------------------------------------
------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
William E.     Director    10     Financial and Tax          World
Poist          since 1997         Consultant, Management     Insurance
8730 Stony                        Consulting for             Trust - 1
Point Pkwy                        Professionals since 1974;  Fund
Suite 205                         Trustee of Satuit Capital
Richmond, VA                      Management Trust           Satuit
23235                             (investment company)       Capital
(1939)                            since 2003; and a Trustee  Management
                                  of World Insurance Trust   Trust - 1
                                  (investment company)       Fund
                                  since 2002.  Mr. Poist is
                                  also a certified public
                                   accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Paul M.        Director    10     President of Alfred J.     World
Dickinson      since 1997         Dickinson, Inc. Realtors   Insurance
8730 Stony                        since 1971; Trustee of     Trust - 1
Point Pkwy                        Satuit Capital Management  Fund
Suite 205                         Trust (investment
Richmond, VA                      company) since 2003; and   Satuit
23235                             a Trustee of World         Capital
(1947)                            Insurance Trust            Management
                                  (investment company)       Trust - 1
                                  since 2002.                Fund
------------------------------------------------------------------------
------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------
------------------------------------------------------------------------
Karen M.       Secretary   N/A    Executive Vice President   N/A
Shupe  8730    since 2005         of Administration and
Stony Point    and                Accounting, Commonwealth
Pkwy           Treasurer          Shareholder Services,
Suite 205      since 2006         Inc. since 2003;
Richmond, VA                      Financial Reporting
23235                             Manager, Commonwealth
(1964)                            Shareholder Services,
                                  Inc. from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
*David D.      Chief       N/A    Co-Founder and Managing    N/A
Jones, Esq.    Compliance         Member of Drake
230 Spring     Officer            Compliance, LLC
Hills Dr.,     since 2006         (compliance consulting
Suite 340                         firm) since 2004; founder
Spring, TX                        and controlling
77380                             shareholder of David
(1957)                            Jones & Associates (law
                                  firm) since 1998; President and Chief
                                  Executive Officer of Citco Mutual Fund
                                  Services, Inc. (investment company service
                                  providers) from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Leland H.      President   N/A    President of CSI Capital   N/A
Faust*         of the CSI         Management, Inc.
600            Equity             (investment adviser)
California     Fund               since 1978; Partner,
St, 18th Floor Series             Taylor & Faust (law firm)
San            since 1997         since 1975.
Francisco,
CA  94108
(1946)
------------------------------------------------------------------------
------------------------------------------------------------------------
John T.        Vice        N/A    President of Third         N/A
Connor, Jr. *  President          Millennium Investment
1185 Avenue    of the             Advisors, LLC (investment
of the         Company            adviser) since 1998;
Americas,      and                Chairman of ROSGAL
32nd Fl.       President          Insurance since 1993;
New York, NY   of the             and a Director of Teton
10036          Third              Energy Corporation since
(1941)         Millennium         1993.
               Russia
               Fund
               Series
               since 1998
------------------------------------------------------------------------
------------------------------------------------------------------------
Robert J.      Vice        N/A    Chairman, President and    N/A
Sullivan*      President          Treasurer of Satuit
2807 Gaston    of the             Capital Management Trust
Gate           Company            (investment company)
Mount          and                since December 2000;
Pleasant, SC   President          Managing Director and
29466          of the             Investment Officer of
(1960)         GenomicsFund       Satuit Capital
               Series             Management, LLC
               since 2003         (investment adviser)
                                   since 2000.
------------------------------------------------------------------------
------------------------------------------------------------------------
Jeffrey W.     Vice        N/A    Chief Operating Officer    N/A
Taylor*        President          of Dividend Capital
518 - 17th     of the             Investments LLC
Street         Company,           (investment adviser)
Suite 1700     and                since 2005; Vice
Denver, CO     President          President of Business
80202          of the             Services from 2004 to
(1973)         Dividend           2005; Product Manager,
               Capital            INVESCO Inc. from July
               Realty             2003 to January 2004;
               Income             Manager of Marketing and
               Fund               Business Analytics,
               Series             INVESCO Funds Group Inc.
               since 2006         from 1999 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Gunter         Vice        N/A    Vice President, Vontobel   N/A
Faschang*      President          Asset Management
450 Park       of the             (investment adviser)
Avenue         Company            since 2001 and head of
New York, NY   and                Eastern European equity
10022          President          management and research,
(1972)         of the             Vontobel Asset Management
               Eastern            AG since 2001.
               European
               Equity
               Fund
               Series
               since 2001
------------------------------------------------------------------------
------------------------------------------------------------------------
J. Allen Gray* Vice        N/A    Managing Partner at        N/A
Shrewsbury     President          Osprey Partners
Executive      of the             Investment Management,
Center II, J.  Company            LLC since 2004; Principal
Allen Gray*    and                at Osprey Partners
Shrewsbury     President          Investment Management,
Executive      of Vice            LLC from 2002 to 2004;
Center II,     President          Senior Vice President at
1040 Broad     of the             Osprey Partners
Street,        Company            Investment Management,
Shrewsbury,    and                LLC from 1999 to 2002.
New Jersey     President
07702          of the
(1961)         Osprey
               Concentrated
               Large Cap
               Value
               Equity
               Fund
               Series
               since 2006
------------------------------------------------------------------------

(1) Mr. Pasco is considered to be an "interested person" as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund and the GenomicsFund series of the Company;
      (3) he is an affiliated person of Third Millennium Investment Advisers, LLC, which serves as the investment adviser to the Third Millennium Russia Fund, and Satuit Capital Management, LLC, which serves as the investment sub-adviser to GenomicsFund; (4) he owns First Dominion Capital Corp. ("FDCC"), the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, FDCC, the Company's underwriter, and Fund Services, Inc., the Company's Transfer and Disbursing Agent. Additionally, Mr. Boyd is considered to be an "interested person" with respect to the Osprey Concentrated Large Cap Value Equity Fund, another series of the Company, because he is a member of the immediate family of an affiliated person of Osprey Partners Investment Management, LLC, which serves as the investment adviser to that fund.

Each director holds office for an indefinite term and until the earlier of: the Company's next annual meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each officer holds office at the pleasure of the Board and serves for a period of one year, or until his successor is duly elected and qualified.

The Company has a standing Audit Committee of the Board composed of Messrs. Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board. During the fiscal year ended December 31, 2006, the Audit Committee met four times.

The Company has a standing Governance and Nominating Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Governance and Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During the fiscal year ended December 31, 2006, the Governance and Nominating Committee met four times.

The Company has a standing Pricing and Brokerage Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Pricing and Brokerage Committee, under procedures established by the Board, determines a price for a security held by a fund when there is no readily available market price for that security. The Pricing and Brokerage Committee reports its findings to the full Board on a quarterly basis, as necessary. During the fiscal year ended December 31, 2006, the Pricing and Brokerage Committee met four times.

As of December 31, 2006, the directors beneficially owned the following dollar range of equity securities in the Fund as indicated below:

Name of Director          Dollar Range of       Aggregate Dollar Range
                          Equity Securities in  of Equity Securities
                          the Fund              in All Funds of the
                                                Company Overseen by
                                                the Directors

John Pasco, III           None                      Over $100,000
Samuel Boyd, Jr.          None                      $10,001-$50,000
Paul Dickinson            None                      $10,001-$50,000
William Poist             None                      $10,001-$50,000

For the fiscal year ended December 31, 2006, the directors received the following compensation from the Company:

Name and Position Held              Aggregate            Pension or     Total
                                    Compensation         Retirement Compensation
                                    From the Fund        Benefits     from the
                                    or Fiscal Year       Accrued as   Company(2)
                                    Ended December 31,   Part of Fund
                                    2006(1)              Expenses

John Pasco, III,  Chairman          $-0-                 N/A            $-0-
Samuel Boyd, Jr., Director          $2,300               N/A            $28,800
Paul M. Dickinson, Director         $2,300               N/A            $27,800
William E. Poist, Director          $2,300               N/A            $27,800

(1) This amount represents the aggregate amount of compensation paid to the directors by the Fund for service on the Board for the Fund's fiscal period ended December 31, 2006.

(2) This amount represents the aggregate amount of compensation paid to the directors by all funds of the Company for the fiscal period ended December 31, 2006. The Company consisted of a total of ten funds as of December 31, 2006.

Sales Loads - The Fund currently offers Institutional Shares and Platform Shares. No front-end or deferred sales charges are applied to the purchase of Institutional Shares or Platform Shares.

Policies Concerning Personal Investment Activities - The Fund, the Adviser and FDCC have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D. C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies - The Company and the Fund's Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Company's policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser's proxy voting policy and the supervision of the Board. The Adviser's proxy voting policy requires the Adviser to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Adviser's policy underscores the Adviser's concern that all proxy voting decisions be made in the best interests of the Fund shareholders. The Adviser's policy dictates that the Adviser vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Adviser on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

The Company's policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board's instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser's proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the directors without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Company is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, is available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

As of April 30, 2007, the following persons owned of record or beneficially 5% or more of the outstanding voting shares of the Fund:

Names and addresses                               Number of SharesPercent of
Fund


Management Ownership -- As of April 30, 2007, the directors and officers, as a group, owned less than 1% of the outstanding shares of the Company, its series or classes.

                  INVESTMENT ADVISER AND ADVISORY AGREEMENT

Investment Adviser - Epoch Investment Partners, Inc. (the "Adviser"), 640 Fifth Avenue, 18th Floor, New York, New York 10019, is the Fund's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was organized in April, 2004. The Adviser is a subsidiary of Epoch Holding Corporation, a public company. The Adviser provides investment management services to high net worth individuals, investment companies, pension and profit-sharing plans and other institutional clients. The Adviser also serves as the investment adviser to two other series of the Company, the Epoch International Small Cap Fund and the Epoch U.S. All Cap Equity Fund.

The Adviser currently provides investment advisory services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser, subject to the supervision of the directors, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies, and restrictions as set forth in the prospectuses and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the directors such periodic or other reports as the directors may request.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.70% on the average daily net assets of the Fund. For the period December 27, 2005 (commencement of operations) through December 31, 2005, the Adviser received advisory fees of $5,042, which were waived. For the fiscal year ended December 31, 2006, the Adviser earned and received $1,175,073 in advisory fees.

Portfolio Managers - William W. Priest, Daniel Geber, David N. Pearl, Eric Sappenfield and Michael A. Welhoelter are the Portfolio Managers of the Fund. Mr. Priest is a Managing Director, the Chief Executive Officer and a Portfolio Manager of Epoch Investment Partners, Inc., the Fund's investment adviser.

Daniel Geber is a Managing Director, Portfolio Manager and Senior Analyst at Epoch Investment Partners, Inc. Mr. Pearl is an Executive Vice President, Head if U.S Equities and Portfolio Manager of the Adviser. Eric Sappenfield is a Managing Director, Portfolio Manager and Senior Analyst at Epoch Investment Partners, Inc. Mr. Welhoelter is a Managing Director and Portfolio Manager -Quantitative Research and Risk Management. Bill Priest, David Pearl and Daniel Geber have been with the Adviser since its formation in 2004. Mr. Welhoelter has been with the Adviser since June 2005. Mr. Sappenfield has been with the advisor since February 2006.

Mr. Priest and Mr. Welhoelter currently serve as a Portfolio Manager for two other series of shares offered by the Company, the Epoch International Small Cap Fund and the Epoch U.S. All Cap Fund. As of December 31, 2006, the Epoch International Small Cap Fund and the Epoch U.S. All Cap Fund had total net assets of $287,109,571 and $27,249,570, respectively. The fees received for managing these other mutual funds are not based upon the performance of the applicable fund.

Mr. Gerber currently serves as a Portfolio Manager for one other series of shares offered by the Company, the Epoch International Small Cap Fund. As of December 31, 2006, the Epoch International Small Cap Fund had total net assets of $287,109,591. The fees received for managing this other mutual fund are not based upon the performance of the fund.

Mr. Pearl currently serves as a Portfolio Manager for one other series of shares offered by the Company, the Epoch U.S. All Cap Fund. As of December 31, 2006, the Epoch U.S. All Cap Fund had total net assets of $27,249,570. The fees received for managing this mutual fund is not based upon the performance of the fund.

Mr. Priest, Mr. Pearl and Mr. Welhoelter also serve as portfolio managers for 22 other pooled investment vehicles. As of December 31, 2006, the other pooled investment vehicles had total net assets of $1,950,533,671. In addition, Messrs. Priest, Pearl and Welhoelter serve as portfolio managers for 135 other private accounts with total assets under management as of December 31, 2006 of approximately $1,674,927,309. Except as noted below with respect to eight of the private accounts, the fees received for managing these other pooled investment accounts and other private accounts are not based upon the performance of the accounts.

Mr. Priest, Mr. Pearl and Mr. Welhoelter serve as portfolio managers for 8 private accounts with total assets as of December 31, 2006 of $50,171,320. The fees received for managing these 8 private accounts are partly based on the excess performance of the private account over a benchmark.

Mr. Geber also serves as a portfolio manager for 8 other pooled investment vehicles. As of December 31, 2006, the other pooled investment vehicles had total net assets of $344,611,043.

Mr. Sappenfield as serves as a portfolio manager for 1 other pooled investment vehicle. As of December 31, 2006, the other pooled investment vehicle had total nets assets of $292,416,491.

The Adviser does not believe that any material conflicts exist between Mr. Priest's, Mr. Geber's, Mr. Pearl's Mr. Sappenfield's and Mr. Welhoelter's portfolio management of the Fund and their management responsibilities with the other series of the Company. Each of these entities invests in completely different types of securities and do not charge a performance based fee so there is no incentive to favor one entity over the other.

The Adviser does not believe that any material conflicts exist between Messrs. Priest's and Pearl's portfolio management of the Fund and their management of the other commingled and private accounts, including the 2 private accounts which pay a performance based investment advisory fee. The Adviser believes that the allocation of investment opportunities is not an issue between the Fund and the other commingled and private accounts because investment opportunities are allocated pro-rata for all accounts with the same investment objectives, policies and guidelines. Some of these other commingled and private accounts have different investment objectives, strategies and policies than the Fund. For example, some of the other commingled accounts invest all, or a substantial portion of their assets in non-U.S. securities or in small capitalization securities. Other private accounts are managed using a "balanced" investment strategy that allocates a portion of the assets to fixed income securities and the remainder to equity securities.

For their services, Priest, Geber, Pearl, Sappenfield and Welhoelter each receive a fixed annual salary plus a discretionary bonus determined by the Adviser's management committee. Messrs. Priest, Geber, Pearl and Welhoelter do not receive compensation that is based upon the Fund's, the Epoch International Small Cap Fund's, the Epoch U.S. All Cap Fund's, any other commingled account's, or any private account's pre- or after-tax performance, or the value of the assets held by such entities. Messrs. Priest, Geber, Pearl and Welhoelter do not receive any special or additional compensation from the Adviser for their services as Portfolio Managers. Messrs. Priest, Geber, Pearl, Sappenfield and Welhoelter are each shareholders of Epoch Holding Company, a public company that is the parent company of the Adviser. As shareholders of Epoch Holding Company, Messrs. Priest, Geber, Pearl, Sappenfield and Welhoelter are each entitled to share in any dividends or appreciation of the public company's stock.

As of December 31, 2006, Messrs. Priest, Geber, Pearl and Sappenfield do not have any beneficially ownership of the Fund, the Epoch International Small Cap Fund, the Epoch U.S. All Cap Fund, any other commingled account, or any private account managed by the Adviser. Mr. Welhoelter does have a beneficial ownership in the Epoch Global Equity Shareholder Yield Fund within a range of $0-$10,000 as of December 31, 2006.

                           MANAGEMENT-RELATED SERVICES

Administration - Pursuant to the Administrative Services Agreement with the Company (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. John Pasco III, Chairman of the Board, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based fee, computed daily and paid monthly at the annual rate of 0.10% on the first $75,000,000 of average daily net assets and 0.05% on assets in excess of $75,000,000 (which includes regulatory matters, backup of the pricing of shares of the Fund, administrative duties in connection with execution of portfolio trades, and certain services in connection with Fund accounting). CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters. For the period December 27, 2005 (commencement of operations) through December 31, 2005, CSS received $720 in administrative fees. For the fiscal year ended December 31, 2006, CSS earned $138,567 for its services.

Custodian and Accounting Services - Pursuant to a Custodian Agreement and the Accounting Agency Agreement with the Company, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Fund's securities and cash and as the Fund's accounting services agent. With the consent of the Company, BBH has designated The Depository Trust Company of New York ("DTC") as its agent to secure a portion of the assets of the Fund. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities acquired and held by the Fund outside the U.S. Such appointments are subject to appropriate review by the Board. As the accounting services agent of the Fund, BBH maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business.

Transfer Agent - Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. John Pasco, III, Chairman of the Board, is the sole owner of FSI; therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Fund, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor - First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board, owns 100% of the Distributor, and is its President, Treasurer and a Director. The Distributor is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. The Distributor may receive Distribution 12b-1 and service fees from the Platform Shares of the Fund, as described in the applicable prospectus and this SAI.

The table below shows the total compensation that the Fund paid to the Distributor for the last three fiscal years:

Fiscal
Year         Net Underwriting  Compensation on
Ended        Discounts and     Redemption and      Brokerage     Other
December 31  Commission        Repurchases         Commissions   Compensation(1)

2005             $-0-           None               None         $-0-
2006             $-0-           None               None         $-0-

(1) Fees received pursuant to the Fund's Distribution (12b-1) and Services Fees.


A 2.00% redemption fee is charged for certain redemptions made within six months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. For the periods ended December 31, 2006 and 2005, there were no redemption fees received by the Fund.

Independent Accountants - The Company's independent registered public accounting firm, Tait, Weller & Baker LLP audits the Company's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Company's tax returns. Tait, Weller & Baker LLP is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker. On occasion, the Adviser will place over-the-counter equity transactions on an agency basis. If an over-the-counter equity transaction is effected on an agency basis, clients will be charged commissions in addition to the broker's spread with is included in the offer or bid price of the security.

In choosing brokers to effect portfolio transactions for the Fund, the Adviser considers any research, statistical or other information or services (the "Services") provided by such other brokers which enhance the Adviser's investment research and portfolio management capability generally. The Adviser also considers security price, speed of execution and willingness of the broker-dealer to commit its own capital. Services provided by such brokers may be used in servicing all of the Adviser's accounts and not all such Services may be used by the Adviser in connection with the accounts which paid commissions to the brokers providing the Services. Accordingly, the Adviser shall not be required or deemed to have the duty to obtain the lowest brokerage commission rates available or to combine or arrange orders to obtain the lowest brokerage commission rates available on transactions for its clients. If the amount of commission charged by a broker is reasonable in relation to the value of the brokerage functions and services provided by such broker to the Adviser, the Adviser may effect brokerage transactions with such broker notwithstanding the fact that such broker charges higher commissions than those another broker might charge. It is the Adviser's policy, consistent with investment considerations, to seek the most favorable price and execution for brokerage orders. Commissions on all brokerage transactions are subject to negotiation.

The Adviser may consider the research capabilities of various brokerage firms, including their coverage of various industries, the information systems offered by such brokerage firms and the timing and accuracy of their delivery of statistical information. The Adviser may also effect transactions through brokers which pay for research services provided by third parties in accordance with Section 28(e) of the Securities Exchange Act of 1934. These supplemental research and statistical services may consist of written or oral research reports from various services which aid the Adviser in fulfilling its investment decision making responsibilities, including security pricing services and electronic information management systems. Research services furnished or paid for by brokers and through whom the Adviser effects transactions may be used by the Adviser in servicing all of the Adviser's accounts and not all such services may be used by the Adviser in connection with the accounts which paid commissions to the brokers providing the services. Commissions paid to brokers providing such research may be higher than those charged by brokers not providing such services. The Adviser will effect transactions through brokers providing third party research services only if the commissions charged by such brokers are reasonable in relation to the value of the brokerage functions and research services provided.

The Board has adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Company that the Fund will receive (1) a price and execution no less favorable than that available from unaffiliated persons, and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The Board reviews all transactions which have been placed pursuant to those policies and procedures at Its Board meetings.

The Fund paid brokerage commissions as follows:

                         2005(1)          2006
                         -------          ----

                         $54,024          $380,550


(1) For the period December 27, 2005 (commencement of operations) through December 31, 2005.

                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue One Billion Fifty Million (1,050,000,000) shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to the Fund, and has further reclassified those shares as follows: Fifteen Million (15,000,000) shares for Class A Shares of the series; Fifteen Million (15,000,000) shares for Class P Shares of the series; and Twenty Million (20,000,000) shares for Institutional Shares of the series. At the present time, the Fund does not offer Class A Shares.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in their discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board. Shares will be maintained in open accounts on the books of the Transfer Agent. Each class of shares in the Fund (i.e., Class A, Class P and Institutional shares) bear pro-rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

If they deem it advisable and in the best interests of shareholders, the directors may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the directors. Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of the Automatic Investment Plan.

Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan -- The Board of Directors have adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represents an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Fund. At present, the Fund offers Institutional Shares, imposing no front-end sales charge, charging a two percent (2.00%) redemption fee if shares are redeemed with six (6) months of purchase and not charging any 12b-1 fees; and, Platform Shares, imposing no front-end sales charge, charging a two percent (2.00%) redemption fee if shares are redeemed with six (6) months of purchase and charging 0.25% in 12b-1 fees.

                                  DISTRIBUTION

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). he Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Plan of Distribution - The Fund has a Plan of Distribution or "12b-1 Plan" for its Platform Shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the 12b-1 Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect. For the fiscal year ended December 31, 2006, there were $933 of distribution expenses incurred by the Fund's Platform Shares.

The 12b-1 Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Platform Shares average daily net assets. For the period December 27, 2005 (commencement of operations) through December 31, 2005, the Distributor received no distribution or service fees from the Fund. Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Board has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund. The 12b-1 Plans are subject to annual re-approval by a majority of the 12b-1 Directors and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plans with a Service Organization (defined below) is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plans are in effect, the nomination of the directors who are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.

In addition, the Fund may also pay up to 0.25% to an institution (a "Service Organization") for shareholder support services, which may not exceed the annual rate of 0.25% of the average daily net assets attributable to the Fund's outstanding Platform Shares which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship. This amount may be paid outside of the Fund's Rule 12b-1 Plan, but pursuant to a Shareholder Servicing Plan.

Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers in Platform Shares.

The Company understands that Service Organizations may charge fees to their customers who are the beneficial owners of Platform Shares, in connection with their accounts with such Service Organizations. Any such fees are not within and would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Company, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Platform Shares.


               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares - You may purchase Fund shares directly from the Distributor. You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order. Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment by the time the Fund prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Authorized institutions may charge their customers a processing or service fee in connection with the purchase or redemption of shares of the Fund. The amount and applicability of such a fee is determined and disclosed to its customers by each individual authorized institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectuses and this SAI. Your authorized institution will provide you with specific information about any processing or service fees you will be charged.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares - Shareholders may exchange their shares for the same class of shares of any other fund of the Company, provided the shares of such fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholder sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments. However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until the third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the fund next computed after your request for exchange is received in proper form.

Waiver of Redemption Fees and Deferred Sales Charges - Redemption fees are waived for 401k and qualified investment plan platforms.

Eligible Benefit Plans - An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds of the Company.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares - You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectuses, the Fund offers the following shareholder services:

Regular Account - The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectuses to open your account.

Telephone Transactions - A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

Automatic Investment Plans - Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans - Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Company at (800) 527-9525. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

                                   TAX STATUS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its investors. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its investors, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Distributions of Net Investment Income - The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to distributions that qualify as qualified dividend income, whether you take them in cash or in additional shares. Absent further legislation, the lower tax rates applicable to qualified dividend income will not apply to distributions on taxable years beginning after December 31, 2008.

A portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession in the United States and in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States) subject to certain holding period requirements by the Fund and shareholders. Absent further legislation, the maximum rates applicable to qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.


Distributions of Capital Gains - The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Effect of foreign investments on distributions - Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Investment in Complex Securities - The Fund may invest in complex securities, such as the shares of passive foreign investment companies and others. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Information on the Tax Character of Distributions - The Fund will inform you of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company - The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Directors reserves the right not to maintain the qualifications of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements - To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 of such calendar year, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares - Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Company, the IRS will require that you report a gain or loss on your redemption or exchange. The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Received Deduction for Corporations - Because the Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

For corporate investors in the Fund, dividend distributions designated to be from dividends received from qualifying domestic (U.S.) corporations may be eligible for a corporate dividends received deduction. Such dividends, including the deducted part, however, must be included in alternative minimum taxable income calculations.


                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information - From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                                              6
                             Yield = 2[(a-b +1) -1]
                                        ---
                                         cd
where:

a        =       dividends and interest  earned during the period.
b        =       expenses  accrued for the period  (net of reimbursements).
c        =       the average daily number of shares  outstanding during  the period that were
                 entitled to receive dividends.
d        =       the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes.

Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Total Return Performance - Total return quotations used by the Fund are based on standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of the Fund is calculated according to the following formula:

           n
      P(1+T) = ERV

where:

P        =       a hypothetical initial payment of $1,000
T        =       average annual total return
n        =       number of years (1, 5 or 10)
ERV      =       ending redeemable value of a hypothetical
                 $1,000 payment made at the beginning of the 1, 5 or 10 year periods(or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the Fund's average annual total return (before taxes) for the period or years indicated would be:

                     Periods ended December 31, 2006

                 One Year Five-Years  Ten-Years  Since Inception

Institutional Shares25.71%    N/A        N/A    24.80%(1)
Platform Shares     N/A       N/A        N/A    13.73%(2)

(1)   Institutional Shares' commencement of operations was December 27, 2005.
(2)   Platform Shares' commencement of operations was August 2, 2006.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for the Institutional Shares of the Fund are included in the applicable prospectus. After-tax returns for Platform Shares will be different.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or loses (e.g., short-term or long-term).

The Fund may also, from time to time, include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. The Fund may quote an aggregate total return figure in comparing total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australasia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Fund calculates its aggregate total return for the specific periods of time by assuming the investment of $1,000 in shares and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above. The Fund may also advertise the performance rankings assigned by the various publications and statistical services, including but not limited to, Capital Resource Advisors, Lipper Mutual Performance Analysis, Intersec Research Survey of non-U. S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U. S. government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's, Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA Today and other national or regional publications.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Company directly at:

                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235

                            Telephone: (800) 527-9525

                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal year end December 31, 2006 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent registered public accounting firm, Tait, Weller & Baker LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                      Appendix A

Epoch Investment Partners, Inc. (the "Adviser") is the investment adviser for the Epoch Global Equity Shareholder Yield Fund, a series of shares of The World Funds, Inc. (the "Company"). The Board has delegated to the Adviser the responsibility for decisions regarding proxy voting for securities held by the Epoch Global Equity Shareholder Yield Fund.

It is the policy of the Adviser to use Institutional Shareholder Services ("ISS") to handle its proxy voting responsibilities. A copy of ISS' Proxy Voting Guidelines Summary follows.


ISS Proxy Voting Guidelines Summary


Following is a concise summary of ISS's proxy voting policy guidelines.

1.    Auditors

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

o        Tenure of the audit firm
o        Establishment  and  disclosure  of  a  renewal  process  whereby  the
      auditor   is   regularly   evaluated   for  both   audit   quality   and
      competitive price
o        Length of the rotation period advocated in the proposal
o        Significant audit-related issues


2.    Board of Directors

Voting  on  Director  Nominees  in  Uncontested   Elections  Generally,   vote
CASE-BY-CASE.  But WITHHOLD votes from:

o        Insiders    and    affiliated    outsiders   on   boards   that   are
      not at  least majority independent
o        Directors who sit on more than six boards
o Compensation Committee members if there is a disconnect between the CEO's pay and performance

Classification/Declassification of the Board Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Open Access (shareholder resolution)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.    Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4.    Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.    Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.
7.    Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.    Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

o        It  is  intended   for   financing   purposes   with  minimal  or  no
      dilution to current shareholders;
o        It  is  not   designed   to   preserve   the   voting   power  of  an
      insider  or significant shareholder

9. Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.

Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:

o The plan expressly permits repricing without shareholder approval for listed companies; or
o There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.


Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o        Historic trading patterns
o        Rationale for the repricing
o        Value-for-value exchange
o        Option vesting
o        Term of the option
o        Exercise price
o        Participation

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

o Purchase price is at least 85 percent of fair market value o Offering period is 27 months or less, and o Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.


Shareholder Proposals on Compensation

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

o Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards
o Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).


10.     Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

o     FOR proposals for the company to amend its Equal Employment Opportunity
      (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
o AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]





                              THE WORLD FUNDS, INC.

                      8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525


                       STATEMENT OF ADDITIONAL INFORMATION

                       Epoch International Small Cap Fund

                                   May 1, 2007


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectuses of the Epoch International Small Cap Fund (the "Fund"), as listed below, as they may be supplemented or revised from time to time. You may obtain prospectuses of the Fund, free of charge, by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 527-9525.



The Fund's audited financial statements and notes thereto for the year ended December 31, 2006 and the unqualified report of Tait, Weller & Baker LLP, the Fund's independent registered public accounting firm, on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended December 31, 2006 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Fund, at the Company's website www.theworldfunds.com or by calling (800) 527-9525.

Current prospectuses:

o        Institutional Shares; and
o        Class P Shares ("Platform Shares")

                                TABLE OF CONTENTS
GENERAL INFORMATION...............................................1
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS...............1
INVESTMENT OBJECTIVE..............................................1
STRATEGIES AND RISKS..............................................1
INVESTMENT PROGRAMS...............................................1
INVESTMENT RESTRICTIONS..........................................12
DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES....................13
MANAGEMENT OF THE COMPANY........................................15
PRINCIPAL SECURITIES HOLDERS.....................................23
INVESTMENT ADVISER AND ADVISORY AGREEMENT........................23
MANAGEMENT-RELATED SERVICES......................................25
PORTFOLIO TRANSACTIONS...........................................27
CAPITAL STOCK AND DIVIDENDS......................................28
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES.................39
SPECIAL SHAREHOLDER SERVICES.....................................31
TAX STATUS.......................................................32
INVESTMENT PERFORMANCE...........................................33
FINANCIAL INFORMATION............................................36
PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURESAPPENDIX A

                               GENERAL INFORMATION

The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund." This SAI relates to the Epoch International Small Cap Fund (the "Fund"). The Fund is a separate investment portfolio or series of the Company. The Fund is a "diversified" series as that term is defined in the 1940 Act. The Fund commenced operations on April 9, 2003 as the "Lara U.S. Treasury Fund." On March 9, 2004, the Lara U.S. Treasury Fund ceased investment operations because it had no public shareholders. On December 8, 2004, the Board of Directors of the Company (the "Board") approved: (i) the change of name to the Epoch International Small Cap Fund; (ii) the change in the Fund from a "non-diversified" fund to a "diversified" fund; (iii) changes to the Fund's investment objective, policies and restrictions consistent with its new investment focus on a diversified portfolio of international small cap securities; and (iv) a new investment advisory agreement with Epoch Investment Partners, Inc. (the "Adviser"). These changes were approved by written consent of the Fund's sole shareholder, First Dominion Capital Corp. On September 30, 2005, Class C Shares of the Fund were renamed Class P Shares.

This SAI relates to the Institutional Shares and the Class P Shares ("Platform Shares") of the Fund. The Fund is also authorized to offer Class A shares but such shares have not been offered as of the date of this SAI. Each class of shares are substantially the same as they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. Please see "Capital Stock and Dividends" in this SAI.

Institutional Shares impose no front-end sales charge, charge a two percent (2.00%) redemption charge if shares are redeemed within six (6) months of purchase and does not charge Rule 12b-1 fees. The Platform Shares impose no front-end sales charge, charge a two percent (2.00%) redemption charge if shares are redeemed within six (6) months of purchase and charge 0.25% in Rule 12b-1 fees. Class A Shares of the Fund are not yet offered.

             ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS The following information supplements the discussion of the Fund's investment objective and policies. The Fund's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Directors of the Company (the "Board") without shareholder approval; except that the Company will give its investors at least sixty (60) days prior written notice of any change with respect to its policy of investing, under normal market conditions, at least 80% of its assets in the equity securities of "small capitalization" companies located outside of the United States.

                              INVESTMENT OBJECTIVE
The Fund's primary investment objective is long-term capital appreciation. All investments entail some market and other risks. For instance, there is no assurance that the Fund will achieve its investment objective. You should not rely on an investment in the Fund as a complete investment program.

                              STRATEGIES AND RISKS
The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

                               INVESTMENT PROGRAMS

Convertible Securities - The Fund may invest in convertible securities and considers such securities to be "equity securities" for purposes of its investment strategies. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Warrants - The Fund may invest in warrants and considers such securities to be "equity securities" for purposes of its investment strategies. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Illiquid Securities - The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, the term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Debt Securities - The Fund may hold cash or debt obligations denominated in U.
S. dollars or foreign currencies. Debt securities include obligations of governments, instrumentalities and corporations. The debt securities in which the Fund may invest will be rated at the time of purchase Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by Standard & Poor's Rating Group ("S&P"), or foreign securities not subject to standard credit ratings, which the Fund's investment adviser believes are of comparable quality. Debt securities rated Baa by Moody's or BBB by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

Strategic Transactions - The Fund may utilize a variety of investment strategies to hedge various market risks (such as interest rates, currency exchange rates, and broad specific equity or fixed-income market movements). Such strategies are generally accepted as modern portfolio management and are regularly utilized by many mutual funds and institutional investors. Techniques and instruments may change over time as new instruments and strategies develop and regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as they are in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could also be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lower trading volume and liquidity.

Options - The Fund may purchase and sell options as described herein.

Put and Call Options - A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. The Fund may purchase a put option on a security to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in market value by giving the Fund the right to sell such instrument at the option exercise price. Such protection is, of course, only provided during the life of the put option when the Fund is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity to profit from a market increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option, or, which it will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply and demand for credit conditions, and the general interest rate environment. The premium received by the Fund for writing covered call options will be recorded as a liability in its statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value ("NAV") per share is computed (currently, the close of regular trading on the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

The premium paid by the Fund when purchasing a put option will be recorded as an asset in its statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's NAV per share is computed, or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

The purchase of a put option will constitute a short sale for federal tax purposes. The purchase of a put at a time when the substantially identical security held long has not exceeded the long term capital gain holding period could have adverse tax consequences. The holding period of the long position will be cut off so that even if the security held long is delivered to close the put, short term gain will be recognized. If substantially identical securities are purchased to close the put, the holding period of the securities purchased will not begin until the closing date. The holding period of the substantially identical securities not delivered to close the short sale will commence on the closing of the short sale.

The Fund will purchase a call option only to close out a covered call option it has written. It will write a put option only to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or, to permit the sale of the underlying security.

Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If it cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlement may become available in the future. Index options and Eurocurrency instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options;
(2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (4) interruption of the normal operations of the OCC or an exchange; (5) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.

Although not required to do so, the Fund generally expects to enter into OTC options that have cash settlement provisions. Unless the parties provide otherwise, there is no central clearing or guaranty function in an OTC option.

As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Fund's investment adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization (a "NRSRO"). The staff of the U. S. Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge against a decrease in the value of the underlying securities or instruments in its portfolio. The premium may also increase the Fund's income. The sale of put options can also provide income.

The Fund may purchase and sell call options on securities, including U. S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, and Eurocurrency instruments (see "Eurocurrency Instruments" below for a description of such instruments) that are traded in U. S. and foreign securities exchanges and in the over-the-counter markets, and futures contracts. The Fund may purchase and sell call options on currencies. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U. S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, convertible securities, and Eurocurrency instruments (whether or not the Fund holds the above securities in its portfolio), and futures contracts. The Fund may not purchase or sell futures contracts on individual corporate debt securities. The Fund may purchase and sell put options on currencies. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price. For tax purposes, the purchase of a put is treated as a short sale, which may cut off the holding period for the security. Consequently, the purchase of a put is treated as generating gain on securities held less than three months or short term capital gain (instead of long term) as the case may be.

Options on Securities Indices and Other Financial Indices - The Fund may also purchase and sell call and put options on securities indices and other financial indices. By doing so, the Fund can achieve many of the same objectives that it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.

The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or any other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Futures - The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or currency market changes and for risk management purposes. The use of futures for hedging is intended to protect the Fund from (1) the risk that the value of its portfolio of investments in a foreign market may decline before it can liquidate its interest, or (2) the risk that a foreign market in which it proposes to invest may have significant increases in value before it actually invests in that market. In the first instance, the Fund will sell a future based upon a broad market index which it is believed will move in a manner comparable to the overall value of securities in that market. In the second instance, the Fund will purchase the appropriate index as an "anticipatory" hedge until it can otherwise acquire suitable direct investments in that market. As with the hedging of foreign currencies, the precise matching of financial futures on foreign indices and the value of the cash or portfolio securities being hedged may not have a perfect correlation. The projection of future market movement and the movement of appropriate indices is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Regulatory policies governing the use of such hedging techniques require the Fund to provide for the deposit of initial margin and the segregation of suitable assets to meet its obligations under futures contracts. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurocurrency instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements, particularly the rules and regulations of the Commodity Futures Trading Commission. The Fund will use such techniques only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit an amount of cash or other specified assets (initial margin), which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances) with a financial intermediary as security for its obligations. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantage price or that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Currency Transactions - The Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract between the parties, at a specified price. These contracts are traded in the interbank market and conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement or commissions charges. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies. Currency swaps operate similarly to an interest rate swap (described below). The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO, or (except for OTC currency options) are determined to be of equivalent credit quality by the Fund's investment adviser.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Fund is engaging in proxy hedging (see "Proxy Hedging," below). If the Fund enters into a currency hedging transaction, it will comply with the asset segregation requirements described below. Cross currency hedges may not be considered "directly related" to the Fund's principal business of investing in stock or securities (or options and futures thereon), resulting in gains there from not qualifying under the "less than 30% of gross income" test of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure and transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund's dealing in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging").

Transaction Hedging - Transaction Hedging occurs when the Fund enters into a currency transaction with respect to specific assets or liabilities. These specific assets or liabilities generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income there from.

The Fund may use transaction hedging to preserve the United States dollar price of a security when they enter into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U. S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging - Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use position hedging when the Fund's investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U. S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

Cross Hedging - The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or expects to have portfolio exposure.

Proxy Hedging - To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the U.
S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and buying U. S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the investment adviser considers that the Swedish krona is linked to the euro, the Fund holds securities denominated in Swedish krona and the investment adviser believes that the value of Swedish krona will decline against the U. S. dollar, the investment adviser may enter into a contract to sell euros and buy U. S. dollars.

Combined Transactions - The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward foreign currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single Strategic Transaction or when the investment adviser believes that it is in the Fund's best interests to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Eurocurrency Instruments - The Fund may make investments in Eurocurrency instruments. Eurocurrency instruments are futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR") or to the interbank rates offered in other financial centers. Eurocurrency futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurocurrency futures contracts and options thereon to hedge against changes in LIBOR and other interbank rates, to which many interest rate swaps and fixed income instruments are linked.

Segregated and Other Special Accounts - In addition to other requirements, many transactions require the Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through the ownership of the underlying security, financial instruments or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or segregate liquid high grade assets equal to the excess of the index value over the exercise price industry or other on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price. A currency contract which obligates the Fund to buy or sell currency will generally requires the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange-listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange-listed options sold by the Fund generally settle with physical delivery, and the Fund will segregate an amount of liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating sufficient liquid assets. Such assets may consist of cash, cash equivalents, liquid debt securities or other liquid assets.

With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets, if the Fund holds a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offered in combinations.

If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, liquid assets equal to any remaining obligation would need to be segregated.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Depositary Receipts - American Depositary Receipts ("ADRs") are receipts typically issued in the U. S. by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U. S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U. S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U. S. market may not be current.

Like ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Registered Depositary Certificates ("RDCs") represent receipts for a foreign security. However, they are issued outside of the U. S. The Fund may also invest in EDRs, GDRs and RDCs. EDRs, GDRs and RDCs involve risks comparable to ADRs, as well as the fact that they are issued outside of the U. S.

U. S. Government Securities - The Fund may invest in U. S. government securities. The term "U. S. Government Securities" refers to a variety of securities which are issued or guaranteed by the U. S. Treasury, by various agencies of the U. S. government, and by various instrumentalities which have been established or sponsored by the U. S. government. U. S. Treasury securities are backed by the full faith and credit of the United States. Securities issued or guaranteed by U. S. government agencies or U. S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U. S. government is a government agency organized under Federal charter with government supervision.

Repurchase Agreements - As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that are collateralized by U. S. government securities. The Fund may enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risks similar to those of the debt securities in which the Fund invests. Under a repurchase agreement, the Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under a repurchase agreement is considered to be a loan by the Fund. The Fund's investment adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Fund's right to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Initial Public Offerings ("IPOs") occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

Portfolio Turnover - Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Fund's investment adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the investment adviser's opinion, to meet the Fund's objective. The investment adviser anticipates that the average annual portfolio turnover rate of the Fund will be between 50% and 75%.

                             INVESTMENT RESTRICTIONS
Fundamental Investment Policies and Restrictions - The Fund has adopted the following fundamental investment restrictions. The fundamental investment restrictions cannot be changed without approval by the vote of a "majority of the outstanding voting securities" of the Fund.

As a matter of fundamental policy, the Fund will not:

1. As to 75% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer.

2. Purchase stock or securities of an issuer (other than the obligations of the United States or any agency or instrumentality thereof) if such purchase would cause the Fund to own more than 10% of any class of the outstanding voting securities of such issuer.

3. Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended, or any foreign law restricting distribution of securities in a country of a foreign issuer.

4. Buy or sell commodities or commodity contracts, provided that the Fund may enter into forward foreign currency contracts, foreign currency futures contracts, futures contracts and options thereon.

5. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act.

6.    Make loans, except that the Fund may (1) lend portfolio securities; and
      (2) enter into repurchase agreements secured by U. S. government securities.

7. Invest more than 25% of the Fund's total assets in securities of one or more issuers having their principal business activities in the same industry. For the purpose of this restriction, there is no limitation with respect to securities issued or guaranteed by the U. S. government, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

8. Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets.

9. Invest in interests in oil, gas, or other mineral explorations or development programs.

10. Participate on a joint or a joint and several basis in any securities trading account.

11. Purchase or sell real estate, except that the Fund may invest in: (1) securities of companies which deal in real estate or mortgages; and (2) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

12.   Invest in companies for the purpose of exercising control.

13. Purchase securities on margin, except that it may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities.

In applying the fundamental investment policies and restrictions:

1. Except with respect to their fundamental limitations with respect to borrowings, the Fund adheres to the percentage restrictions on investment or utilization of assets set forth above at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

Non-Fundamental Policies and Restriction - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus and elsewhere in the SAI, the Fund will be subject to the following investment restrictions. Theses restrictions are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

As a matter of non-fundamental policy, the Fund may not:

1. Invest more than 15% of its net assets in illiquid securities.

2. Engage in arbitrage transactions.

                 DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Company maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Company's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Company's President and to senior management at the Company's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Company's President and/or senior management at CSS.

The Company is required by the U.S. Securities and Exchange Commission (the "SEC") to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Company's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Company transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Company's service providers which have contracted to provide services to the Company and its funds, including, for example, the custodian and the fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Company has a legitimate business purpose for doing so. The Company has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Company's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Company regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4. to the Company's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Company currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Company will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board of Directors of the Company. The Board of Directors has authorized the President of the Company and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board of Directors of the Company.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Company and its shareholders. There may be instances where the interests of the Company's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, any principal underwriter for the Company or an affiliated person of the Company (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board of Directors of the Company, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Company who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Company receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Company nor its Adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                            MANAGEMENT OF THE COMPANY
Directors and Officers - The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders. The directors are experienced businesspersons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund and review performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk(*).

------------------------------------------------------------------------
                                                             Other
                                                             Directorships
                                                             by
                                                             Directors
                           Number  Principal Occupation(s)   and
                           of     During the Past Five Years Number of
               Position(s) Funds                             Funds in
    Name,       Held with  in                                the
 Address and     Company   Company                           Complex
  year born    and Tenure  Overseen                           Overseen
------------------------------------------------------------------------
------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
John Pasco,    Chairman,   10     Treasurer and Director of  World
III*(1)        Director           Commonwealth Shareholder   Insurance
8730 Stony     and                Services, Inc. (fund       Trust - 1
Point Pkwy     President          administrator) since       Fund
Suite 205      since 1997         1985; President and
Richmond, VA                      Director of First
23235                             Dominion Capital Corp.
(1945)                            (broker-dealer) and Fund
                                  Services, Inc. (transfer
                                  agent) since 1987;
                                  President and Treasurer
                                  of Commonwealth Capital
                                  Management, Inc.
                                  (investment adviser)
                                  since 1983; President of
                                  Commonwealth Capital
                                  Management, LLC since
                                  1984; President and
                                  Director of Commonwealth
                                  Fund Accounting, Inc.
                                  since 2004; Director of
                                  American Growth Fund
                                  (investment company)
                                  since December 2006; and
                                  Chairman and Trustee of
                                  World Insurance Trust
                                  (investment company)
                                  since 2002.    Mr. Pasco
                                  is also a certified
                                  public accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd,   Director    10     Retired.  Manager of the   World
Jr.*(1) 8730   since 1997         Customer Services          Insurance
Stony Point                       Operations and Accounting  Trust - 1
Pkwy                              Division of the Potomac    Fund
Suite 205                         Electric Power Company
Richmond, VA                      from 1978 to 2005;         Satuit
23235                             Trustee of World           Capital
(1940)                             Insurance Trust            Management
                                  (investment company)       Trust - 1
                                  since 2002; Trustee of     Fund
                                  Satuit Capital Management
                                  Trust (investment
                                  company) since 2002; and
                                  a Trustee of Janus
                                  Advisors Series Trust
                                 (investment company)
                                  from 2003 to 2005.
------------------------------------------------------------------------
------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
William E.     Director    10     Financial and Tax          World
Poist          since 1997         Consultant, Management     Insurance
8730 Stony                        Consulting for             Trust - 1
Point Pkwy                        Professionals since 1974;  Fund
Suite 205                         Trustee of Satuit Capital
Richmond, VA                      Management Trust           Satuit
23235                             (investment company)       Capital
(1939)                            since 2003; and a Trustee  Management
                                  of World Insurance Trust   Trust - 1
                                  (investment company)       Fund
                                  since 2002.  Mr. Poist is
                                  also a certified public
                                   accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Paul M.        Director    10     President of Alfred J.     World
Dickinson      since 1997         Dickinson, Inc. Realtors   Insurance
8730 Stony                        since 1971; Trustee of     Trust - 1
Point Pkwy                        Satuit Capital Management  Fund
Suite 205                         Trust (investment
Richmond, VA                      company) since 2003; and   Satuit
23235                             a Trustee of World         Capital
(1947)                            Insurance Trust            Management
                                  (investment company)       Trust - 1
                                  since 2002.                Fund
------------------------------------------------------------------------
------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------
------------------------------------------------------------------------
Karen M.       Secretary   N/A    Executive Vice President   N/A
Shupe  8730    since 2005         of Administration and
Stony Point    and                Accounting, Commonwealth
Pkwy           Treasurer          Shareholder Services,
Suite 205      since 2006         Inc. since 2003;
Richmond, VA                      Financial Reporting
23235                             Manager, Commonwealth
(1964)                            Shareholder Services,
                                  Inc. from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
*David D.      Chief       N/A    Co-Founder and Managing    N/A
Jones, Esq.    Compliance         Member of Drake
230 Spring     Officer            Compliance, LLC
Hills Dr.,     since 2006         (compliance consulting
Suite 340                         firm) since 2004; founder
Spring, TX                        and controlling
77380                             shareholder of David
(1957)                            Jones & Associates (law
                                  firm) since 1998; President and Chief
                                  Executive Officer of Citco Mutual Fund
                                  Services, Inc. (investment company service
                                  providers) from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Leland H.      President   N/A    President of CSI Capital   N/A
Faust*         of the CSI         Management, Inc.
600            Equity             (investment adviser)
California     Fund               since 1978; Partner,
St, 18th Floor Series             Taylor & Faust (law firm)
San            since 1997         since 1975.
Francisco,
CA  94108
(1946)
------------------------------------------------------------------------
------------------------------------------------------------------------
John T.        Vice        N/A    President of Third         N/A
Connor, Jr. *  President          Millennium Investment
1185 Avenue    of the             Advisors, LLC (investment
of the         Company            adviser) since 1998;
Americas,      and                Chairman of ROSGAL
32nd Fl.       President          Insurance since 1993;
New York, NY   of the             and a Director of Teton
10036          Third              Energy Corporation since
(1941)         Millennium         1993.
               Russia
               Fund
               Series
               since 1998
------------------------------------------------------------------------
------------------------------------------------------------------------
Robert J.      Vice        N/A    Chairman, President and    N/A
Sullivan*      President          Treasurer of Satuit
2807 Gaston    of the             Capital Management Trust
Gate           Company            (investment company)
Mount          and                since December 2000;
Pleasant, SC   President          Managing Director and
29466          of the             Investment Officer of
(1960)         GenomicsFund       Satuit Capital
               Series             Management, LLC
               since 2003         (investment adviser)
                                   since 2000.
------------------------------------------------------------------------
------------------------------------------------------------------------
Jeffrey W.     Vice        N/A    Chief Operating Officer    N/A
Taylor*        President          of Dividend Capital
518 - 17th     of the             Investments LLC
Street         Company,           (investment adviser)
Suite 1700     and                since 2005; Vice
Denver, CO     President          President of Business
80202          of the             Services from 2004 to
(1973)         Dividend           2005; Product Manager,
               Capital            INVESCO Inc. from July
               Realty             2003 to January 2004;
               Income             Manager of Marketing and
               Fund               Business Analytics,
               Series             INVESCO Funds Group Inc.
               since 2006         from 1999 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Gunter         Vice        N/A    Vice President, Vontobel   N/A
Faschang*      President          Asset Management
450 Park       of the             (investment adviser)
Avenue         Company            since 2001 and head of
New York, NY   and                Eastern European equity
10022          President          management and research,
(1972)         of the             Vontobel Asset Management
               Eastern            AG since 2001.
               European
               Equity
               Fund
               Series
               since 2001
------------------------------------------------------------------------
------------------------------------------------------------------------
J. Allen Gray* Vice        N/A    Managing Partner at        N/A
Shrewsbury     President          Osprey Partners
Executive      of the             Investment Management,
Center II, J.  Company            LLC since 2004; Principal
Allen Gray*    and                at Osprey Partners
Shrewsbury     President          Investment Management,
Executive      of Vice            LLC from 2002 to 2004;
Center II,     President          Senior Vice President at
1040 Broad     of the             Osprey Partners
Street,        Company            Investment Management,
Shrewsbury,    and                LLC from 1999 to 2002.
New Jersey     President
07702          of the
(1961)         Osprey
               Concentrated
               Large Cap
               Value
               Equity
               Fund
               Series
               since 2006
------------------------------------------------------------------------


 (1) Mr. Pasco is considered to be an "interested person" as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund and the GenomicsFund series of the Company;
      (3) he is an affiliated person of Third Millennium Investment Advisers, LLC, which serves as the investment adviser to the Third Millennium Russia Fund, and Satuit Capital Management, LLC, which serves as the investment sub-adviser to GenomicsFund; (4) he owns First Dominion Capital Corp. ("FDCC"), the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, FDCC, the Company's underwriter, and Fund Services, Inc., the Company's Transfer and Disbursing Agent. Additionally, Mr. Boyd is considered to be an "interested person" with respect to the Osprey Concentrated Large Cap Value Equity Fund, another series of the Company, because he is a member of the immediate family of an affiliated person of Osprey Partners Investment Management, LLC, which serves as the investment adviser to that fund.


Each director holds office for an indefinite term and until the earlier of: the Company's next annual meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each officer holds office at the pleasure of the Board of Directors and serves for a period of one year, or until his successor is duly elected and qualified.

The Company has a standing Audit Committee of the Board composed of Messrs. Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board. During the fiscal year ended December 31, 2006, the Audit Committee met four times.

The Company has a standing Governance and Nominating Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Governance and Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Company, in writing, at the address listed on the cover of this SAI. During the fiscal year ended December 31, 2006, the Governance and Nominating Committee met four times.

The Company has a standing Pricing and Brokerage Committee composed of Messrs. Boyd, Poist and Dickinson. The Pricing and Brokerage Committee, under procedures established by the Board, determines a price for a security held by a fund when there is no readily available market price for that security. The Pricing and Brokerage Committee reports its findings to the full Board on a quarterly basis, as necessary. During the fiscal year ended December 31, 2006, the Pricing and Brokerage Committee met four times. As of December 31, 2006, the directors beneficially owned the following dollar range of equity securities in the Fund as indicated below:

                                               Aggregate Dollar
                                               Range of Equity
Name of Director        Dollar Range of        Securities in All
                        Equity Securities in   Funds of the Company
                        the Fund               Overseen by the
                                               Director
John Pasco, III         None                   Over $100,000
Samuel Boyd, Jr.        None                   $10,001-$50,000
Paul Dickinson          None                   $10,001-$50,000
William Poist           None                   $10,001-$50,000


For the fiscal year ended December 31, 2006, the directors received the following compensation from the Company:

                      Aggregate
                     Compensation      Pension or
                    From the Fund      Retirement         Total
                   for Fiscal Year      Benefits       Compensation
Name and Position   Ended December  Accrued as Part      from the
       Held          31, 2006(1)    of Fund Expenses   Company (2)

John Pasco, III,         $-0-             N/A              $-0-
Chairman
Samuel Boyd, Jr.,       $2,800            N/A            $28,800
Director
Paul M.                 $2,800            N/A            $27,800
Dickinson,
Director
William E.              $2,800            N/A            $27,800
Poist, Director


(1) This amount represents the aggregate amount of compensation paid to the directors by the Fund for service on the Board for the Fund's fiscal period ended December 31, 2006.

(2) This amount represents the aggregate amount of compensation paid to the directors by all funds of the Company for the fiscal period ended December 31, 2006. The Company consisted of a total of ten funds as of December 31, 2006.

Sales Loads - The Fund currently offers Institutional Shares and Platform Shares. No front-end or deferred sales charges are applied to the purchase of Institutional Shares or Platform Shares.

Policies Concerning Personal Investment Activities - The Fund, the Adviser and FDCC have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D. C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies - The Company and the Fund's Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Company's policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser's proxy voting policy and the supervision of the Board. The Adviser's proxy voting policy requires the Adviser to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Adviser's policy underscores the Adviser's concern that all proxy voting decisions be made in the best interests of the Fund shareholders. The Adviser's policy dictates that the Adviser vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Adviser on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

The Company's policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board's instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser's proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the directors without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Company is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, is available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

As of April 30, 2007, the following persons owned of record or beneficially 5% or more of the outstanding voting shares of the Fund:

Names and addresses                               Number of SharesPercent of
Fund


Management Ownership -- As of April 30, 2007, the directors and officers, as a group, owned less than 1% of the outstanding shares of the Company, its series or classes.
                  INVESTMENT ADVISER AND ADVISORY AGREEMENT

Investment Adviser -Epoch Investment Partners, Inc., 640 Fifth Avenue, 18th Floor, New York, New York 10019, is the Fund's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was organized in April, 2004. The Adviser is a subsidiary of Epoch Holding Corporation, a public company. The Adviser provides investment management services to high net worth individuals, investment companies, pension and profit-sharing plans and other institutional clients. The Adviser also serves as the investment adviser to two other series of the
Company: the Epoch U.S. All Cap Equity Fund and the Epoch Global Equity Shareholder Yield Fund.

The Adviser currently provides investment advisory services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser, subject to the supervision of the directors, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies, and restrictions as set forth in the prospectuses and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the directors such periodic or other reports as the directors may request.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Adviser has contractually agreed to waive or limit its fees until January 14, 2008 for the Fund's Institutional Shares and for the first three years following commencement of operations for the Fund's Platform Shares, so that the ratio of total annual operating expenses of the Fund's Institutional Shares and Platform Shares are limited to 1.75% and 1.89%, respectively. This limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser may recover the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund (the "Reimbursement Amount"). The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.10% on the average daily net assets of the Fund. For the period January 15, 2005 (commencement of operations) through December 31,2005, the Adviser earned and received $849,446 in advisory fees. For the fiscal year ended December 31, 2006, the Adviser earned and received $2,157,375 in advisory fees.

Portfolio Managers - William W. Priest, Daniel Gerber and Michael A. Welhoelter are the Portfolio Managers of the Fund. Mr. Priest is a Managing Director, the Chief Executive Officer and a Portfolio Manager of Epoch Investment Partners, Inc., the Fund's investment adviser. Daniel Gerber is a Managing Director and a Portfolio Manager/Analyst at Epoch Investment Partners, Inc. Mr. Welhoelter is a Managing Director, Portfolio Manager and Quantitative Research Analyst with the Adviser. Mr. Welhoelter has been with the Adviser since June 2005.

Mr. Priest and Mr. Welhoelter currently serve as Portfolio Managers for two other series of shares offered by the Company. As of December 31, 2006 the Epoch U.S. All Cap Equity Fund and the Epoch Global Equity Shareholder Yield Fund had total net assets of $27,249,570 and $273,609,263, respectively. The fees received for managing this other mutual fund are not based upon the performance of the fund.

Mr. Gerber currently serves as a Portfolio Manager for one other series of shares offered by the Company. As of December 31, 2006, the Epoch Global Equity Shareholder Yield Fund had total net assets of $273,609,263. The fees received for managing this other mutual fund are not based upon the performance of the fund.

Mr. Priest and Mr. Welhoelter also serve as portfolio managers for 22 other pooled investment vehicles. As of December 31, 2006, the other pooled investment vehicles had total net assets of $1,950,533,671. In addition, Messrs. Priest and Welhoelter serve as portfolio managers for 135 other private accounts with total assets under management as of December 31, 2006 of approximately $1,674,927,309. Except as noted below with respect to eight of the private accounts, the fees received for managing these other pooled investment accounts and other private accounts are not based upon the performance of the accounts.

Messrs. Priest and Welhoelter serve as portfolio managers for 8 private accounts with total assets as of December 31, 2006 of $50,171,320. The fees received for managing these 8 private accounts are partly based on the excess performance of the private account over a benchmark.

Mr. Geber also serves as portfolio manager for 8 other pooled investment vehicles. As of December 31, 2006, the other pooled investment vehicles had total net assets of $344,611,043.

The Adviser does not believe that any material conflicts exist between Messrs. Priest's, Gerber's and Welhoelter's portfolio management of the Fund and their management responsibilities with the other series of the Company. Each of these entities invests in completely different types of securities and do not charge a performance based fee so there is no incentive to favor one entity over the other.


The Adviser does not believe that any material conflicts exist between Messrs. Priest's, Geber and Welhoelter's portfolio management of the other Funds and management of the other commingled and private accounts, including the 8 private accounts which pay a performance based investment advisory fee. The Adviser believes that the allocation of investment opportunities is not an issue between the Fund and the other commingled and private accounts because investment opportunities are allocated pro-rata for all accounts with the same investment objectives, policies and guidelines. Some of these other commingled and private accounts have different investment objectives, strategies and policies than the Fund. For example, some of the other commingled accounts invest all, or a substantial portion of their assets in non-U. S. securities or in small capitalization securities. Other private accounts are managed using a "balanced" investment strategy that allocates a portion of the assets to fixed income securities and the remainder to equity securities.

For their services, Messrs. Priest, Geber and Welhoelter each receive a fixed annual salary plus a discretionary bonus determined by the Adviser's management committee. Messrs. Priest, Geber and Welhoelter do not receive compensation that is based upon the Fund's, the Epoch International Small Cap Fund's, the Epoch Global Equity Shareholder Yield Fund's, any other commingled account's, or any private account's pre- or after-tax performance, or the value of the assets held by such entities. Messrs. Priest, Geber and Welhoelter do not receive any special or additional compensation from the Adviser for their services as Portfolio Managers. Messrs. Priest, Geber and Welhoelter are each shareholders of Epoch Holding Company, a public company that is the parent company of the Adviser. As shareholders of Epoch Holding Company, Messrs. Priest, Geber and Welhoelter are each entitled to share in any dividends or appreciation of the public company's stock.

As of December 31, 2006, Messrs. Priest and Geber do not have any beneficial ownership of the Fund, the Epoch U.S All Cap Equity Fund, the Epoch Global Equity Shareholder Yield Fund, any other commingled account, or any private account managed by the Adviser. Mr. Welhoelter does have beneficial ownership of the Epoch Global Equity Shareholder Yield Fund within a range of $0-$10,000 as of December 31, 2006.

                           MANAGEMENT-RELATED SERVICES

Administration - Pursuant to the Administrative Services Agreement with the Company (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. John Pasco III, Chairman of the Board of the Company, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based fee, computed daily and paid monthly at the annual rate of 0.10% of the average daily net assets of the Fund (which includes regulatory matters, backup of the pricing of shares of the Fund, administrative duties in connection with execution of portfolio trades, and certain services in connection with Fund accounting). CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters. For the period January 15, 2005 (commencement of operations) through December 31, 2005, CSS earned and received fees of $112,185 for its services. For the fiscal year ended December 31, 2006, CSS earned and received fees of $258,528 for its services.

Custodian and Accounting Services - Pursuant to a Custodian Agreement and the Accounting Agency Agreement with the Company, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Fund's securities and cash and as the Fund's accounting services agent. With the consent of the Company, BBH has designated The Depository Trust Company of New York ("DTC") as its agent to secure a portion of the assets of the Fund. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities acquired and held by the Fund outside the U.S. Such appointments are subject to appropriate review by the Board. As the accounting services agent of the Fund, BBH maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business.

Transfer Agent - Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. John Pasco, III, Chairman of the Board of the Company, is the sole owner of FSI; therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Fund, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor - First Dominion Capital Corp. ("FDCC," or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of the Distributor, and is its President, Treasurer and a Director. The Distributor is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. At present, the Fund is offering Institutional Shares and Platform Shares. Institutional Shares have no sales loads or distribution (i.e., 12b-1) fees. The Distributor may receive Rule 12b-1 fees from the Platform Shares of the Fund, as described in the applicable prospectus and this SAI.

The table below shows the total compensation that the Fund paid to the Distributor for the last two fiscal years:

Fiscal
Year     ...Net Underwriting   Compensation on
Ended    .. Discounts and      Redemption and      Brokerage     Other
December 31.Commission         Repurchases         Commissions   Compensation(1)

2005     ........$-0-          None                None          $-0-
2006     ........$-0-          None                None          $-0-

(1) Fees received pursuant to the Fund's Distribution (12b-1) and Services Fees.


A 2.00% redemption fee is charged for certain redemptions made within six months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. For the periods ended December 31, 2006 and 2005, there were no redemption fees received by the Fund.

Independent Accountants - The Company's independent registered public accounting firm, Tait, Weller & Baker LLP audits the Company's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Company's tax returns. Tait, Weller & Baker LLP is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS
Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker. On occasion, the Adviser will place over-the-counter equity transactions on an agency basis. If an over-the-counter equity transaction is effected on an agency basis, clients will be charged commissions in addition to the broker's spread with is included in the offer or bid price of the security.

In choosing brokers to effect portfolio transactions for the Fund, the Adviser considers any research, statistical or other information or services (the "Services") provided by such other brokers which enhance the Adviser's investment research and portfolio management capability generally. The Adviser also considers security price, speed of execution and willingness of the broker-dealer to commit its own capital. Services provided by such brokers may be used in servicing all of the Adviser's accounts and not all such Services may be used by the Adviser in connection with the accounts which paid commissions to the brokers providing the Services. Accordingly, the Adviser shall not be required or deemed to have the duty to obtain the lowest brokerage commission rates available or to combine or arrange orders to obtain the lowest brokerage commission rates available on transactions for its clients. If the amount of commission charged by a broker is reasonable in relation to the value of the brokerage functions and services provided by such broker to the Adviser, the Adviser may effect brokerage transactions with such broker notwithstanding the fact that such broker charges higher commissions than those another broker might charge. It is the Adviser's policy, consistent with investment considerations, to seek the most favorable price and execution for brokerage orders. Commissions on all brokerage transactions are subject to negotiation.

The Adviser may consider the research capabilities of various brokerage firms, including their coverage of various industries, the information systems offered by such brokerage firms and the timing and accuracy of their delivery of statistical information. The Adviser may also effect transactions through brokers which pay for research services provided by third parties in accordance with Section 28(e) of the Securities Exchange Act of 1934. These supplemental research and statistical services may consist of written or oral research reports from various services which aid the Adviser in fulfilling its investment decision making responsibilities, including security pricing services and electronic information management systems. Research services furnished or paid for by brokers and through whom the Adviser effects transactions may be used by the Adviser in servicing all of the Adviser's accounts and not all such services may be used by the Adviser in connection with the accounts which paid commissions to the brokers providing the services. Commissions paid to brokers providing such research may be higher than those charged by brokers not providing such services. The Adviser will effect transactions through brokers providing third party research services only if the commissions charged by such brokers are reasonable in relation to the value of the brokerage functions and research services provided.

The Board has adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless such transactions are performed in accordance with the Fund's policies and procedures and the 1940 Act. The Board reviews all transactions which have been placed pursuant to those policies and procedures at its Board meetings.

The Fund paid brokerage commissions as follows:

         ........        2005(1)                  2006
                         -------                  ----

         ........        $220,770                 $693,724


(1) For the period January 15,2005 (commencement of operations) through December 31, 2005.

                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue One Billion Fifty Million (1,050,000,000) shares of common stock, with a par value of $0.01 per share. The Company has presently allocated Fifty Million (50,000,000) shares to the Fund, and has further reclassified those shares as follows: Twenty Million (20,000,000) shares for Institutional Shares; Fifteen Million (15,000,000) shares for Class A Shares; and Fifteen Million (15,000,000) shares for Class P Shares. This SAI supplements the prospectuses for the Institutional Shares and Platform Shares. At the present time, the Fund does not offer Class A Shares.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in their discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board. Shares will be maintained in open accounts on the books of the Transfer Agent. Each class of shares in the Fund (i.e., Class A, Class P and Institutional shares) bear pro-rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

If they deem it advisable and in the best interests of shareholders, the directors may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the directors. Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of the Automatic Investment Plan.

Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan - The Board has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represents an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Fund. At present, the Fund offers Institutional Shares, imposing no front-end sales charge, charging a two percent (2.00%) redemption charge if shares are redeemed within six (6) months of purchase and not charging any 12b-1 fees and Platform Shares imposing no front-end sales charge, charging a two percent (2.00%) redemption charge if shares are redeemed within six (6) months of purchase and charging 0.25% in Rule 12b-1 fees

                                  DISTRIBUTION

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.


Plan of Distribution - The Fund has a Plan of Distribution or "12b-1 Plan" for its Platform Shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the 12b-1 Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect.

The 12b-1 Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Platform Shares average daily net assets. For the fiscal year ended December 31, 2006, there were $144 of distribution expenses incurred by the Fund's Platform Shares. Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments. The Board has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund. The 12b-1 Plans are subject to annual re-approval by a majority of the 12b-1 Directors and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plans with a Service Organization (defined below) is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.


As long as the 12b-1 Plans are in effect, the nomination of the directors who are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.

In addition, the Fund may also pay up to 0.25% to an institution (a "Service Organization") for shareholder support services, which may not exceed the annual rate of 0.25% of the average daily net assets attributable to the Fund's outstanding Platform Shares which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship. This amount may be paid outside of the Fund's Rule 12b-1 Plan, but pursuant to a Shareholder Servicing Plan.

Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers in Platform Shares.

The Company understands that Service Organizations may charge fees to their customers who are the beneficial owners of Platform Shares, in connection with their accounts with such Service Organizations. Any such fees are not within and would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Company, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Platform Shares.

               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares - You may purchase Fund shares directly from the Distributor. You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order. Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment by the time the Fund prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Authorized institutions may charge their customers a processing or service fee in connection with the purchase or redemption of shares of the Fund. The amount and applicability of such a fee is determined and disclosed to its customers by each individual authorized institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectuses and this SAI. Your authorized institution will provide you with specific information about any processing or service fees you will be charged.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares - Shareholders may exchange their shares for the same class of shares of any other fund of the Company, provided the shares of such fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments. However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until the third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the fund next computed after your request for exchange is received in proper form.

Waiver of Redemption Fees and Deferred Sales Charges - Redemption fees are waived for 401(k) and qualified investment plan platforms.

Eligible Benefit Plans - An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds of the Company.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares - You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectuses, the Fund offers the following shareholder services:

Regular Account - The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectuses to open your account.

Telephone Transactions - A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

Automatic Investment Plans - Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans - Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Company at (800) 527-9525. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

                                   TAX STATUS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its investors. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its investors, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Distributions of Net Investment Income - The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to distributions that qualify as qualified dividend income, whether you take them in cash or in additional shares. Absent further legislation, the lower tax rates applicable to qualified dividend income will not apply to distributions on taxable years beginning after December 31, 2008.

A portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession in the United States and in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States) subject to certain holding period requirements by the Fund and shareholders. Absent further legislation, the maximum rates applicable to qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.


Distributions of Capital Gains - The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Effect of foreign investments on distributions - Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Investment in Complex Securities - The Fund may invest in complex securities, such as the shares of passive foreign investment companies and others. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Information on the Tax Character of Distributions - The Fund will inform you of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company - The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Directors reserves the right not to maintain the qualifications of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements - To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 of such calendar year, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares - Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Company, the IRS will require that you report a gain or loss on your redemption or exchange. The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Received Deduction for Corporations - Because the Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

For corporate investors in the Fund, dividend distributions designated to be from dividends received from qualifying domestic (U.S.) corporations may be eligible for a corporate dividends received deduction. Such dividends, including the deducted part, however, must be included in alternative minimum taxable income calculations.


                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information - From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                                             6
                             Yield = 2[(a-b +1) -1]
                                        ---
                                         cd
where:

a        =.......dividends and interest  earned during the period.
b        =.......expenses  accrued for the period  (net of reimbursements).
c        =.......the average daily number of shares  outstanding during  the period that were
         ........entitled to receive dividends.
d        =.......the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes.

Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Total Return Performance - Total return quotations used by the Fund are based on standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of the Fund is calculated according to the following formula:

           n
      P(1+T) = ERV

where:

P        =.......a hypothetical initial payment of $1,000
T        =.......average annual total return
n        =.......number of years (1, 5 or 10)
ERV      =.......ending redeemable value of a hypothetical
         ........$1,000 payment made at the beginning of the 1, 5 or 10 year periods(or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the Fund's average annual total return (before taxes) for the period or years indicated would be:

                               Periods ended December 31, 2006

                        One Year Five-Years  Ten-Years   Since Inception

Institutional Shares     38.40%    N/A        N/A        31.00%(1)
Platform Shares          N/A       N/A        N/A        17.10%(2)

(1)   Institutional Shares' commencement of operations was January 25, 2005.
(2)   Platform Shares' commencement of operations was August 2, 2006.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for the Institutional Shares of the Fund are included in the applicable prospectus. After-tax returns for Platform Shares will be different.


"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or loses (e.g., short-term or long-term).

The Fund may also, from time to time, include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. The Fund may quote an aggregate total return figure in comparing total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australasia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Fund calculates its aggregate total return for the specific periods of time by assuming the investment of $1,000 in shares and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above. The Fund may also advertise the performance rankings assigned by the various publications and statistical services, including but not limited to, Capital Resource Advisors, Lipper Mutual Performance Analysis, Intersec Research Survey of non-U. S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U. S. government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's, Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA Today and other national or regional publications.

                              FINANCIAL INFORMATION
You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Company directly at:

                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235

                            Telephone: (800) 527-9525

                      e-mail: mail@shareholderservices.com



The Annual Report for the fiscal year end December 31, 2006 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent registered public accounting firm, Tait, Weller & Baker LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                      Appendix A

Epoch Investment Partners, Inc. (the "Adviser") is the investment adviser for the Epoch International Small Cap Fund, a series of shares of The World Funds, Inc. (the "Company"). The Board of Directors of the Company have delegated to the Adviser the responsibility for decisions regarding proxy voting for securities held by the Epoch International Small Cap Fund.

It is the policy of the Adviser to use Institutional Shareholder Services ("ISS") to handle its proxy voting responsibilities. A copy of ISS' Proxy Voting Guidelines Summary follows.


ISS Proxy Voting Guidelines Summary


Following is a concise summary of ISS's proxy voting policy guidelines.

1.       Auditors

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
o        Tenure of the audit firm
o Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
o        Length of the rotation period advocated in the proposal
o        Significant audit-related issues


2.       Board of Directors

Voting on Director Nominees in Uncontested Elections
Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:
o Insiders and affiliated outsiders on boards that are not at least majority independent
o        Directors who sit on more than six boards
o Compensation Committee members if there is a disconnect between the CEO's pay and performance

Classification/Declassification of the Board Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

i.       Independent Chairman (Separate Chairman/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.

ii.      Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Open Access (shareholder resolution)
Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.       Shareholder Rights

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
iii.     Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.
1. Vote FOR proposals to lower supermajority vote requirements. iv. Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.
v.       Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4.       Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.       Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.                           Mergers and Corporate Restructurings

1. Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.
2.
7.                           Reincorporation Proposals

3.       Proposals  to change a  company's  state of  incorporation  should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.                           Capital Structure

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

vi.      Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
o It is intended for financing purposes with minimal or no dilution to current shareholders
o It is not designed to preserve the voting power of an insider or significant shareholder

9.       Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap. Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:
o The plan expressly permits repricing without shareholder approval for listed companies; or
o There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

vii.     Management Proposals Seeking Approval to Reprice Options

1. Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o        Historic trading patterns
o        Rationale for the repricing
o        Value-for-value exchange
o        Option vesting
o        Term of the option
o        Exercise price
o        Participation

Employee Stock Purchase Plans
2. Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply: o Purchase price is at least 85 percent of fair market value o Offering period is 27 months or less, and o Potential voting power dilution (VPD) is 10 percent or less. 3. Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

a.       Shareholder Proposals on Compensation

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that: o Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards
o Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).
b.

10.      Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:
o FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
o AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.
i.





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                       [GRAPHIC OMITTED][GRAPHIC OMITTED]





                              THE WORLD FUNDS, INC.

                      8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525


                       STATEMENT OF ADDITIONAL INFORMATION

                         Epoch U.S. All Cap Equity Fund

                                   May 1, 2007




This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectuses of the Epoch U.S. All Cap Equity Fund (the "Fund"), as listed below, as they may be supplemented or revised from time to time. You may obtain prospectuses of the Fund, free of charge, by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 527-9525.



The Fund's audited financial statements and notes thereto for the year ended December 31, 2006 and the unqualified report of Tait, Weller & Baker LLP, the Fund's independent registered public accounting firm, on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended December 31, 2006 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Fund, at the Company's website www.theworldfunds.com or by calling (800) 527-9525.

Current prospectuses:

o        Institutional Shares; and
o        Class P Shares ("Platform Shares")

                                TABLE OF CONTENTS


                                                                            PAGE
GENERAL INFORMATION...............................................1
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS...............1
INVESTMENT OBJECTIVE..............................................1
STRATEGIES AND RISKS..............................................1
INVESTMENT PROGRAMS...............................................1
INVESTMENT RESTRICTIONS..........................................12
DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES....................13
MANAGEMENT OF THE COMPANY........................................15
PRINCIPAL SECURITIES HOLDERS.....................................23
INVESTMENT ADVISER AND ADVISORY AGREEMENT........................23
MANAGEMENT-RELATED SERVICES......................................25
PORTFOLIO TRANSACTIONS...........................................27
CAPITAL STOCK AND DIVIDENDS......................................28
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES.................39
SPECIAL SHAREHOLDER SERVICES.....................................31
TAX STATUS.......................................................32
INVESTMENT PERFORMANCE...........................................33
FINANCIAL INFORMATION............................................36
PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURESAPPENDIX A

                               GENERAL INFORMATION
The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund." This SAI relates to the Epoch U.S. All Cap Equity Fund (the "Fund"). The Fund is a separate investment portfolio or series of the Company. The Fund is a "diversified" series as that term is defined in the 1940 Act.

This SAI relates to the Institutional Shares and the Class P Shares ("Platform Shares") of the Fund. The Fund is also authorized to offer Class A shares but such shares have not been offered as of the date of this SAI. Information concerning the Fund's other classes of shares is contained in a separate prospectus, which can be obtained free of charge by calling the Fund at the number on the cover of this SAI.

The Institutional Shares impose no front-end sales charge, a two percent (2.00%) redemption charge if shares are redeemed within six (6) months of purchase and do not charge Rule 12b-1 fees. The Platform Shares impose no front-end sales charge, a two percent (2.00%) redemption charge if shares are redeemed within six (6) months of purchase and charge 0.25% in Rule 12b-1 fees. Class A Shares of the Fund are not yet offered. See "Capital Stock and Dividends" in this SAI.

             ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS The following information supplements the discussion of the Fund's investment objective and policies. The Fund's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The Fund's investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Directors of the Company (the "Board") without shareholder approval; except that, the Company will give its investors at least sixty (60) days prior written notice of any change with respect to its policy of investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies across all market capitalization.

                              INVESTMENT OBJECTIVE
The Fund's primary investment objective is long-term capital appreciation. All investments entail some market and other risks. For instance, there is no assurance that the Fund will achieve its investment objective. You should not rely on an investment in the Fund as a complete investment program.

                              STRATEGIES AND RISKS
The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

                               INVESTMENT PROGRAMS
Convertible Securities - The Fund may invest in convertible securities and considers such securities to be "equity securities" for purposes of its investment strategies. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Warrants - The Fund may invest in warrants and considers such securities to be "equity securities" for purposes of its investment strategies. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Debentures - The Fund may invest in debentures, which are general debt obligations backed only by the integrity of the borrower and documented by an agreement called an indenture. An unsecured bond is a debenture.

Preferred Stock - The Fund may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

Most preferred stock is cumulative; if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. A passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from non-participating preferred, which is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the treasury bill rate or other money market rates.

Illiquid Securities - The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, the term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Debt Securities - Under normal circumstances, the Fund will have at least 80% of its assets invested in equity securities of U.S. companies across all market capitalizations. The Fund may invest up to 20% of its assets in high quality money market instruments and repurchase agreements. Such securities include obligations of governments, instrumentalities and corporations. The high quality money market securities in which the Fund may invest will be rated at the time of purchase in the top two ratings categories by Moody's Investors Service, Inc. ("Moody's"), or by Standard & Poor's Rating Group ("S&P"), or will be determined to be of equivalent quality by the Fund's investment adviser.

Put and Call Options - A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. The Fund may purchase a put option on a security to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in market value by giving the Fund the right to sell such instrument at the option exercise price. Such protection is, of course, only provided during the life of the put option when the Fund is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity to profit from a market increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option, or, which it will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply and demand for credit conditions, and the general interest rate environment. The premium received by the Fund for writing covered call options will be recorded as a liability in its statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value ("NAV") per share is computed (currently, the close of regular trading on the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

The premium paid by the Fund when purchasing a put option will be recorded as an asset in its statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's NAV per share is computed, or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

The purchase of a put option will constitute a short sale for federal tax purposes. The purchase of a put at a time when the substantially identical security held long has not exceeded the long term capital gain holding period could have adverse tax consequences. The holding period of the long position will be cut off so that even if the security held long is delivered to close the put, short term gain will be recognized. If substantially identical securities are purchased to close the put, the holding period of the securities purchased will not begin until the closing date. The holding period of the substantially identical securities not delivered to close the short sale will commence on the closing of the short sale.

The Fund will purchase a call option only to close out a covered call option it has written. It will write a put option only to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or, to permit the sale of the underlying security.

Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If it cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

A put or call option may be exercised at any time during the option period. The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlement may become available in the future. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options;
(2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (4) interruption of the normal operations of the OCC or an exchange; (5) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.

Although not required to do so, the Fund generally expects to enter into OTC options that have cash settlement provisions. Unless the parties provide otherwise, there is no central clearing or guaranty function in an OTC option.

As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Fund's investment adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization (a "NRSRO"). The staff of the U. S. Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge against a decrease in the value of the underlying securities or instruments in its portfolio. The premium may also increase the Fund's income. The sale of put options can also provide income.

The Fund may purchase and sell call options on securities, including U. S. Treasury and agency securities, mortgage-backed securities and corporate debt securities that are traded in U. S. securities exchanges and in the over-the-counter markets, and futures contracts. The Fund may purchase and sell call options on currencies. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U. S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities and convertible securities (whether or not the Fund holds the above securities in its portfolio), and futures contracts. The Fund may not purchase or sell futures contracts on individual corporate debt securities. The Fund may purchase and sell put options on currencies. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price. For tax purposes, the purchase of a put is treated as a short sale, which may cut off the holding period for the security. Consequently, the purchase of a put is treated as generating gain on securities held less than three months or short term capital gain (instead of long term) as the case may be.

Options on Securities Indices and Other Financial Indices - The Fund may also purchase and sell call and put options on securities indices and other financial indices. By doing so, the Fund can achieve many of the same objectives that it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.

The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or any other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Futures - The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or currency market changes and for risk management purposes. The use of futures for hedging is intended to protect the Fund from (1) the risk that the value of its portfolio of investments may decline before it can liquidate its interest, or (2) the risk that a market in which it proposes to invest may have significant increases in value before it actually invests in that market. In the first instance, the Fund will sell a future based upon a broad market index which it is believed will move in a manner comparable to the overall value of securities in that market. In the second instance, the Fund will purchase the appropriate index as an "anticipatory" hedge until it can otherwise acquire suitable direct investments in that market. The value of the cash or portfolio securities being hedged may not have a perfect correlation. The projection of future market movement and the movement of appropriate indices is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Regulatory policies governing the use of such hedging techniques require the Fund to provide for the deposit of initial margin and the segregation of suitable assets to meet its obligations under futures contracts. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements, particularly the rules and regulations of the Commodity Futures Trading Commission. The Fund will use such techniques only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit an amount of cash or other specified assets (initial margin), which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances) with a financial intermediary as security for its obligations. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantage price or that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Combined Transactions - The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component transactions"), instead of a single Strategic Transaction or when the investment adviser believes that it is in the Fund's best interests to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Segregated and Other Special Accounts - In addition to other requirements, many transactions require the Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through the ownership of the underlying security, financial instruments or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or segregate liquid high grade assets equal to the excess of the index value over the exercise price industry or other on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price. A currency contract which obligates the Fund to buy or sell currency will generally requires the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange-listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange-listed options sold by the Fund generally settle with physical delivery, and the Fund will segregate an amount of liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating sufficient liquid assets. Such assets may consist of cash, cash equivalents, liquid debt securities or other liquid assets.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets, if the Fund holds a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offered in combinations.

If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, liquid assets equal to any remaining obligation would need to be segregated.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Depositary Receipts - American Depositary Receipts ("ADRs") are receipts typically issued in the U. S. by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U. S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U. S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U. S. market may not be current.

Like ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Registered Depositary Certificates ("RDCs") represent receipts for a foreign security. However, they are issued outside of the U. S. The Fund may also invest in EDRs, GDRs and RDCs. EDRs, GDRs and RDCs involve risks comparable to ADRs, as well as the fact that they are issued outside of the U. S.

REITs - The Fund may invest in REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the REITs held in the Fund's portfolio. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the tax-free pass-through of income under the Internal Revenue Code and to maintain their exemption from registration under Investment Company Act of 1940, as amended.

U.S. Government Securities - The Fund may invest in U. S. government securities. The term "U. S. Government Securities" refers to a variety of securities which are issued or guaranteed by the U. S. Treasury, by various agencies of the U. S. government, and by various instrumentalities which have been established or sponsored by the U. S. government. U. S. Treasury securities are backed by the full faith and credit of the United States. Securities issued or guaranteed by
U. S. government agencies or U. S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U. S. government is a government agency organized under Federal charter with government supervision.

Repurchase Agreements - As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that are collateralized by U. S. government securities. The Fund may enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risks similar to those of the debt securities in which the Fund invests. Under a repurchase agreement, the Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under a repurchase agreement is considered to be a loan by the Fund. The Fund's investment adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Fund's right to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.



Initial Public Offerings ("IPOs") occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

Portfolio Turnover - Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Fund's investment adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the investment adviser's opinion, to meet the Fund's objective. The investment adviser anticipates that the average annual portfolio turnover rate of the Fund will be between 50% and 75%.

                             INVESTMENT RESTRICTIONS
Fundamental Investment Policies and Restrictions - The Fund has adopted the following fundamental investment restrictions. The fundamental investment restrictions cannot be changed without approval by the vote of a "majority of the outstanding voting securities" of the Fund.

As a matter of fundamental policy, the Fund will not:

2........As to 75% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer.

3. Purchase stock or securities of an issuer (other than the obligations of the United States or any agency or instrumentality thereof) if such purchase would cause the Fund to own more than 10% of any class of the outstanding voting securities of such issuer.

4. Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended, or any foreign law restricting distribution of securities in a country of a foreign issuer.

5. Buy or sell commodities or commodity contracts, provided that the Fund may enter into forward foreign currency contracts, foreign currency futures contracts, futures contracts and options thereon.

6. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act.

7.    Make loans, except that the Fund may (1) lend portfolio securities; and
      (2) enter into repurchase agreements secured by U. S. government securities.

8. Invest more than 25% of the Fund's total assets in securities of one or more issuers having their principal business activities in the same industry. For the purpose of this restriction, there is no limitation with respect to securities issued or guaranteed by the U. S. government, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

9. Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets.

10. Invest in interests in oil, gas, or other mineral explorations or development programs.

11. Participate on a joint or a joint and several basis in any securities trading account.

12. Purchase or sell real estate, except that the Fund may invest in: (1) securities of companies which deal in real estate or mortgages; and (2) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

13.   Invest in companies for the purpose of exercising control.

14. Purchase securities on margin, except that it may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities.

In applying the fundamental investment policies and restrictions:

1) In applying the fundamental policy and restriction concerning concentration set forth above (i.e., not investing more than 25% of total assets in one industry), investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

      (a) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

      (b) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and,

      (c) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

2) Except with respect to their fundamental limitations with respect to borrowings, the Fund adheres to the percentage restrictions on investment or utilization of assets set forth above at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

Non-Fundamental Policies and Restriction - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus and elsewhere in the SAI, the Fund will be subject to the following investment restrictions. Theses restrictions are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

As a matter of non-fundamental policy, the Fund may not:

1)       Invest more than 15% of its net assets in illiquid securities.

2) Engage in arbitrage transactions.

                 DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Company maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Company's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Company's President and to senior management at the Company's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Company's President and/or senior management at CSS.

   The Company is required by the U.S. Securities and Exchange Commission (the "SEC") to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Company's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten
   (10) calendar days after the Company transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Company's service providers which have contracted to provide services to the Company and its funds, including, for example, the custodian and the fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Company has a legitimate business purpose for doing so. The Company has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

5. to the Company's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

6. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Company regulatory filings;

7. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

8. to the Company's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

   The Company currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

   Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Company will refer the third-party to the latest regulatory filing.

   Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board of Directors of the Company. The Board of Directors has authorized the President of the Company and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board of Directors of the Company.

   All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Company and its shareholders. There may be instances where the interests of the Company's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, any principal underwriter for the Company or an affiliated person of the Company (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board of Directors of the Company, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

   Affiliated persons of the Company who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Company receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Company nor its Adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                            MANAGEMENT OF THE COMPANY
Directors and Officers - The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders. The directors are experienced businesspersons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund and review performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk(*).

------------------------------------------------------------------------
                                                             Other
                                                             Directorships
                                                             by
                                                             Directors
                           Number  Principal Occupation(s)   and
                           of     During the Past Five Years Number of
               Position(s) Funds                             Funds in
    Name,       Held with  in                                the
 Address and     Company   Company                           Complex
  year born    and Tenure  Overseen                           Overseen
------------------------------------------------------------------------
------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
John Pasco,    Chairman,   10     Treasurer and Director of  World
III*(1)        Director           Commonwealth Shareholder   Insurance
8730 Stony     and                Services, Inc. (fund       Trust - 1
Point Pkwy     President          administrator) since       Fund
Suite 205      since 1997         1985; President and
Richmond, VA                      Director of First
23235                             Dominion Capital Corp.
(1945)                            (broker-dealer) and Fund
                                  Services, Inc. (transfer
                                  agent) since 1987;
                                  President and Treasurer
                                  of Commonwealth Capital
                                  Management, Inc.
                                  (investment adviser)
                                  since 1983; President of
                                  Commonwealth Capital
                                  Management, LLC since
                                  1984; President and
                                  Director of Commonwealth
                                  Fund Accounting, Inc.
                                  since 2004; Director of
                                  American Growth Fund
                                  (investment company)
                                  since December 2006; and
                                  Chairman and Trustee of
                                  World Insurance Trust
                                  (investment company)
                                  since 2002.    Mr. Pasco
                                  is also a certified
                                  public accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd,   Director    10     Retired.  Manager of the   World
Jr.*(1) 8730   since 1997         Customer Services          Insurance
Stony Point                       Operations and Accounting  Trust - 1
Pkwy                              Division of the Potomac    Fund
Suite 205                         Electric Power Company
Richmond, VA                      from 1978 to 2005;         Satuit
23235                             Trustee of World           Capital
(1940)                             Insurance Trust            Management
                                  (investment company)       Trust - 1
                                  since 2002; Trustee of     Fund
                                  Satuit Capital Management
                                  Trust (investment
                                  company) since 2002; and
                                  a Trustee of Janus
                                  Advisors Series Trust
                                 (investment company)
                                  from 2003 to 2005.
------------------------------------------------------------------------
------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
William E.     Director    10     Financial and Tax          World
Poist          since 1997         Consultant, Management     Insurance
8730 Stony                        Consulting for             Trust - 1
Point Pkwy                        Professionals since 1974;  Fund
Suite 205                         Trustee of Satuit Capital
Richmond, VA                      Management Trust           Satuit
23235                             (investment company)       Capital
(1939)                            since 2003; and a Trustee  Management
                                  of World Insurance Trust   Trust - 1
                                  (investment company)       Fund
                                  since 2002.  Mr. Poist is
                                  also a certified public
                                   accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Paul M.        Director    10     President of Alfred J.     World
Dickinson      since 1997         Dickinson, Inc. Realtors   Insurance
8730 Stony                        since 1971; Trustee of     Trust - 1
Point Pkwy                        Satuit Capital Management  Fund
Suite 205                         Trust (investment
Richmond, VA                      company) since 2003; and   Satuit
23235                             a Trustee of World         Capital
(1947)                            Insurance Trust            Management
                                  (investment company)       Trust - 1
                                  since 2002.                Fund
------------------------------------------------------------------------
------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------
------------------------------------------------------------------------
Karen M.       Secretary   N/A    Executive Vice President   N/A
Shupe  8730    since 2005         of Administration and
Stony Point    and                Accounting, Commonwealth
Pkwy           Treasurer          Shareholder Services,
Suite 205      since 2006         Inc. since 2003;
Richmond, VA                      Financial Reporting
23235                             Manager, Commonwealth
(1964)                            Shareholder Services,
                                  Inc. from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
*David D.      Chief       N/A    Co-Founder and Managing    N/A
Jones, Esq.    Compliance         Member of Drake
230 Spring     Officer            Compliance, LLC
Hills Dr.,     since 2006         (compliance consulting
Suite 340                         firm) since 2004; founder
Spring, TX                        and controlling
77380                             shareholder of David
(1957)                            Jones & Associates (law
                                  firm) since 1998; President and Chief
                                  Executive Officer of Citco Mutual Fund
                                  Services, Inc. (investment company service
                                  providers) from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Leland H.      President   N/A    President of CSI Capital   N/A
Faust*         of the CSI         Management, Inc.
600            Equity             (investment adviser)
California     Fund               since 1978; Partner,
St, 18th Floor Series             Taylor & Faust (law firm)
San            since 1997         since 1975.
Francisco,
CA  94108
(1946)
------------------------------------------------------------------------
------------------------------------------------------------------------
John T.        Vice        N/A    President of Third         N/A
Connor, Jr. *  President          Millennium Investment
1185 Avenue    of the             Advisors, LLC (investment
of the         Company            adviser) since 1998;
Americas,      and                Chairman of ROSGAL
32nd Fl.       President          Insurance since 1993;
New York, NY   of the             and a Director of Teton
10036          Third              Energy Corporation since
(1941)         Millennium         1993.
               Russia
               Fund
               Series
               since 1998
------------------------------------------------------------------------
------------------------------------------------------------------------
Robert J.      Vice        N/A    Chairman, President and    N/A
Sullivan*      President          Treasurer of Satuit
2807 Gaston    of the             Capital Management Trust
Gate           Company            (investment company)
Mount          and                since December 2000;
Pleasant, SC   President          Managing Director and
29466          of the             Investment Officer of
(1960)         GenomicsFund       Satuit Capital
               Series             Management, LLC
               since 2003         (investment adviser)
                                   since 2000.
------------------------------------------------------------------------
------------------------------------------------------------------------
Jeffrey W.     Vice        N/A    Chief Operating Officer    N/A
Taylor*        President          of Dividend Capital
518 - 17th     of the             Investments LLC
Street         Company,           (investment adviser)
Suite 1700     and                since 2005; Vice
Denver, CO     President          President of Business
80202          of the             Services from 2004 to
(1973)         Dividend           2005; Product Manager,
               Capital            INVESCO Inc. from July
               Realty             2003 to January 2004;
               Income             Manager of Marketing and
               Fund               Business Analytics,
               Series             INVESCO Funds Group Inc.
               since 2006         from 1999 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Gunter         Vice        N/A    Vice President, Vontobel   N/A
Faschang*      President          Asset Management
450 Park       of the             (investment adviser)
Avenue         Company            since 2001 and head of
New York, NY   and                Eastern European equity
10022          President          management and research,
(1972)         of the             Vontobel Asset Management
               Eastern            AG since 2001.
               European
               Equity
               Fund
               Series
               since 2001
------------------------------------------------------------------------
------------------------------------------------------------------------
J. Allen Gray* Vice        N/A    Managing Partner at        N/A
Shrewsbury     President          Osprey Partners
Executive      of the             Investment Management,
Center II, J.  Company            LLC since 2004; Principal
Allen Gray*    and                at Osprey Partners
Shrewsbury     President          Investment Management,
Executive      of Vice            LLC from 2002 to 2004;
Center II,     President          Senior Vice President at
1040 Broad     of the             Osprey Partners
Street,        Company            Investment Management,
Shrewsbury,    and                LLC from 1999 to 2002.
New Jersey     President
07702          of the
(1961)         Osprey
               Concentrated
               Large Cap
               Value
               Equity
               Fund
               Series
               since 2006
------------------------------------------------------------------------

(1) Mr. Pasco is considered to be an "interested person" as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund and the GenomicsFund series of the Company;
      (3) he is an affiliated person of Third Millennium Investment Advisers, LLC, which serves as the investment adviser to the Third Millennium Russia Fund, and Satuit Capital Management, LLC, which serves as the investment sub-adviser to GenomicsFund; (4) he owns First Dominion Capital Corp. ("FDCC"), the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, FDCC, the Company's underwriter, and Fund Services, Inc., the Company's Transfer and Disbursing Agent. Additionally, Mr. Boyd is considered to be an "interested person" with respect to the Osprey Concentrated Large Cap Value Equity Fund, another series of the Company, because he is a member of the immediate family of an affiliated person of Osprey Partners Investment Management, LLC, which serves as the investment adviser to that fund.


Each director holds office for an indefinite term and until the earlier of: the Company's next annual meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each officer holds office at the pleasure of the Board of Directors and serves for a period of one year, or until his successor is duly elected and qualified.

The Company has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board. During its most recent fiscal year ended December 31, 2006, the Audit Committee met four times.

The Company has a standing Governance and Nominating Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Governance and Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During the fiscal year ended December 31, 2006, the Governance and Nominating Committee met four times.

The Company has a standing Pricing and Brokerage Committee composed of Messrs. Boyd, Poist and Dickinson. The Pricing and Brokerage Committee, under procedures established by the Board, determines a price for a security held by a fund when there is no readily available market price for that security. The Pricing and Brokerage Committee reports its findings to the full Board on a quarterly basis, as necessary. During the fiscal year ended December 31, 2006, the Pricing and Brokerage Committee met four times.

As of December 31, 2006, the directors beneficially owned the following dollar range of equity securities in the Fund as indicated below:

                                               Aggregate Dollar
                                               Range of Equity
Name of Director        Dollar Range of        Securities in All
                        Equity Securities in   Funds of the Company
                        the Fund               Overseen by the
                                               Director
John Pasco, III         None                   Over $100,000
Samuel Boyd, Jr.        None                   $10,001-$50,000
Paul Dickinson          None                   $10,001-$50,000
William Poist           None                   $10,001-$50,000


For the fiscal year ended December 31, 2006, the directors received the following compensation from the Company:

                      Aggregate
                     Compensation      Pension or
                    From the Fund      Retirement         Total
                   for Fiscal Year      Benefits       Compensation
Name and Position   Ended December  Accrued as Part      from the
       Held          31, 2006(1)    of Fund Expenses   Company (2)

John Pasco, III,         $-0-             N/A              $-0-
Chairman
Samuel Boyd, Jr.,       $2,800            N/A            $28,800
Director
Paul M.                 $2,800            N/A            $27,800
Dickinson,
Director
William E.              $2,800            N/A            $27,800
Poist, Director
(1) This amount represents the aggregate amount of compensation paid to the directors by the Fund for service on the Board for the Fund's fiscal period ended December 31, 2006.

(2) This amount represents the aggregate amount of compensation paid to the directors by all funds of the Company for the fiscal period ended December 31, 2006. The Company consisted of a total of ten funds as of December 31, 2006.

Sales Loads - The Fund currently offers Institutional Shares and Platform Shares. No front-end or deferred sales charges are applied to the purchase of Institutional Shares or Platform Shares.

Policies Concerning Personal Investment Activities - The Fund, the Adviser and FDCC have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D. C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies - The Company and the Fund's Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Company's policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser's proxy voting policy and the supervision of the Board. The Adviser's proxy voting policy requires the Adviser to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Adviser's policy underscores the Adviser's concern that all proxy voting decisions be made in the best interests of the Fund shareholders. The Adviser's policy dictates that the Adviser vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Adviser on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

The Company's policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board's instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser's proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the directors without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Company is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, is available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS
As of April 30, 2007, the following persons owned of record or beneficially 5% or more of the outstanding voting shares of the Fund:

Names and addresses                               Number of SharesPercent of
Fund


Management Ownership -- As of April 30, 2007, the directors and officers, as a group, owned less than 1% of the outstanding shares of the Company, its series or classes.

                  INVESTMENT ADVISER AND ADVISORY AGREEMENT Investment Adviser - Epoch Investment Partners, Inc. (the "Adviser"), 640 Fifth Avenue, 18th Floor, New York, New York 10019, is the Fund's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was organized in April, 2004. The Adviser is a subsidiary of Epoch Holding Corporation, a public company. The Adviser provides investment management services to high net worth individuals, investment companies, pension and profit-sharing plans and other institutional clients. The Adviser also serves as the investment adviser to two other series of the Company, the Epoch International Small Cap Fund and the Epoch Global Equity Shareholder Yield Fund.

The Adviser currently provides investment advisory services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser, subject to the supervision of the directors, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies, and restrictions as set forth in the prospectuses and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the directors such periodic or other reports as the directors may request.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Adviser has contractually agreed to waive or limit its fees until August 1, 2008 for the Fund's Institutional Shares, and for the first three years following commencement of operations for the Fund's Platform Shares so that the ratio of total annual operating expenses is limited to 1.29% and 1.54%, respectively. These limits do not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser may recover the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund (the "Reimbursement Amount"). The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the average daily net assets of the Fund. For the period July 25, 2005 (commencement of operations) through December 31, 2005, the Adviser received fees of $49,023, of which $47,800 was waived. For the fiscal year ended December 31, 2006, the Adviser earned fees of $237,216 of which $102,855 was waived.

Portfolio Managers - William W. Priest, David N. Pearl and Michael A. Welhoelter are the Portfolio Managers of the Fund. Mr. Priest is a Managing Director, the Chief Executive Officer and a Portfolio Manager of Epoch Investment Partners, Inc., the Fund's investment adviser. Mr. Pearl is a Managing Director and Portfolio Manager of the Adviser. Mr. Welhoelter is a Managing Director, Portfolio Manager and Quantitative Research Analyst with the Adviser. Messrs. Priest and Pearl have been with the Adviser since its formation in 2004. Mr. Welhoelter has been with the Adviser since June 2005.

Mr. Priest and Mr. Welhoelter currently serve as a Portfolio Manager for two other series of shares offered by the Company, the Epoch International Small Cap Fund and the Epoch Global Equity Shareholder Yield Fund. As of December 31, 2006, the Epoch International Small Cap Fund and the Epoch Global Equity Shareholder Yield Fund had total net assets of $287,109,571 and $273,609,263, respectively. The fees received for managing these other mutual funds are not based upon the performance of the applicable fund.

Mr. Pearl currently serves as a Portfolio Manager for one other series of shares offered by the Company, the Epoch Global Equity Shareholder Yield Fund. As of December 31, 2006, the Epoch Global Equity Shareholder Yield Fund had total net assets of $273,609,263. The fees received for managing this mutual fund is not based upon the performance of the fund.

Messrs. Priest, Pearl and Welhoelter also serve as portfolio managers for 22 other pooled investment vehicles. As of December 31, 2006, the other pooled investment vehicles had total net assets of $1,950,533,671. In addition, Messrs. Priest, Pearl and Welhoelter serve as portfolio managers for 135 other private accounts with total assets under management as of December 31, 2006 of approximately $1,674,927,309. Except as noted below with respect to eight of the private accounts, the fees received for managing these other pooled investment accounts and other private accounts are not based upon the performance of the accounts.

Messrs. Priest, Pearl and Welhoelter serve as portfolio managers for 8 private accounts with total assets as of December 31, 2006 of $50,171,320. The fees received for managing these 8 private accounts are partly based on the excess performance of the private account over a benchmark.

The Adviser does not believe that any material conflicts exist between Messrs. Priest's, Pearl's and Welhoelter's portfolio management of the Fund and their management responsibilities with the other series of the Company. Each of these entities invests in completely different types of securities and do not charge a performance based fee so there is no incentive to favor one entity over the other.

The Adviser does not believe that any material conflicts exist between Messrs. Priest's, Pearl's and Welhoelter's portfolio management of the Fund and their management of the other commingled and private accounts, including the 8 private accounts which pay a performance based investment advisory fee. The Adviser believes that the allocation of investment opportunities is not an issue between the Fund and the other commingled and private accounts because investment opportunities are allocated pro-rata for all accounts with the same investment objectives, policies and guidelines. Some of these other commingled and private accounts have different investment objectives, strategies and policies than the Fund. For example, some of the other commingled accounts invest all, or a substantial portion of their assets in non-U.S. securities or in small capitalization securities. Other private accounts are managed using a "balanced" investment strategy that allocates a portion of the assets to fixed income securities and the remainder to equity securities.

For their services, Messrs. Priest, Pearl and Welhoelter each receive a fixed annual salary plus a discretionary bonus determined by the Adviser's management committee. Messrs. Priest, Pearl and Welhoelter do not receive compensation that is based upon the Fund's, the Epoch International Small Cap Fund's, the Epoch Global Equity Shareholder Yield Fund's, any other commingled account's, or any private account's pre- or after-tax performance, or the value of the assets held by such entities. Messrs. Priest, Pearl and Welhoelter do not receive any special or additional compensation from the Adviser for their services as Portfolio Managers. Messrs. Priest, Pearl and Welhoelter are each shareholders of Epoch Holding Company, a public company that is the parent company of the Adviser. As shareholders of Epoch Holding Company, Messrs. Priest, Pearl and Welhoelter are each entitled to share in any dividends or appreciation of the public company's stock.

As of December 31, 2006, Messrs. Priest and Pearl do not have any beneficial ownership of the Fund, the Epoch International Small Cap Fund, the Epoch Global Equity Shareholder Yield Fund, any other commingled account, or any private account managed by the Adviser. Mr. Welhoelter does have beneficial ownership of the Epoch Global Equity Shareholder Yield Fund within a range of $0-$10,000 as of December 31, 2006.


                           MANAGEMENT-RELATED SERVICES
Administration - Pursuant to the Administrative Services Agreement with the Company (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. John Pasco III, Chairman of the Board of the Company, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based fee, computed daily and paid monthly at the annual rate of 0.10% of the average daily net assets of the Fund (which includes regulatory matters, backup of the pricing of shares of the Fund, administrative duties in connection with execution of portfolio trades, and certain services in connection with Fund accounting). CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters. For the period July 25, 2005 (commencement of operations) through December 31, 2005, CSS received $4,902 for its services and voluntarily reimbursed operating expenses of $13,999 which are not subject to future reimbursement. For fiscal year ended December 31, 2006, CSS received $30,057 for its services.

Custodian -- Pursuant to a Custodian Agreement with the Company, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Fund's securities and cash. With the consent of the Company, BBH has designated The Depository Trust Company of New York ("DTC") as its agent to secure a portion of the assets of the Fund. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities acquired and held by the Fund outside the U.S. Such appointments are subject to appropriate review by the Board.

Accounting Services -- Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports. CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. John Pasco, III, Chairman of the Board of the Company, is the sole owner of CFA. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses. For the period July 25, 2005 (commencement of operations) through December 31, 2005, CFA received $3,432 for its services. For fiscal year ended December 31, 2006, CFA received $16,605 for its services.

Transfer Agent - Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. John Pasco, III, Chairman of the Board of the Company, is the sole owner of FSI; therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Fund, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor - First Dominion Capital Corp. ("FDCC," or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of the Distributor, and is its President, Treasurer and a Director. The Distributor is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. At present, the Fund is offering Institutional Shares and Platform Shares. Institutional Shares have no sales loads or distribution (i.e., 12b-1) fees. The Distributor may receive Rule 12b-1 fees from the Platform Shares of the Fund, as described in the applicable prospectus and this SAI.



The table below shows the total compensation that the Fund paid to the Distributor for the last three fiscal years:

Fiscal
Year     ........Net Underwriting  Compensation on
Ended    ........Discounts and     Redemption and  Brokerage     Other
December 31......Commission        Repurchases     Commissions   Compensation(1)

2005     ........$-0-                     None       None         $-0-
2006     ........$-0-                     None       None         $-0-

(1) Fees received pursuant to the Fund's Distribution (12b-1) and Services Fees.


A 2.00% redemption fee is charged for certain redemptions made within six months after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. For the periods ended December 31, 2006 and 2005, there were no redemption fees received by the Fund.

Independent Accountants - The Company's independent registered public accounting firm, Tait, Weller & Baker LLP audits the Company's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Company's tax returns. Tait, Weller & Baker LLP is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker. On occasion, the Adviser will place over-the-counter equity transactions on an agency basis. If an over-the-counter equity transaction is effected on an agency basis, clients will be charged commissions in addition to the broker's spread with is included in the offer or bid price of the security.

In choosing brokers to effect portfolio transactions for the Fund, the Adviser considers any research, statistical or other information or services (the "Services") provided by such other brokers which enhance the Adviser's investment research and portfolio management capability generally. The Adviser also considers security price, speed of execution and willingness of the broker-dealer to commit its own capital. Services provided by such brokers may be used in servicing all of the Adviser's accounts and not all such Services may be used by the Adviser in connection with the accounts which paid commissions to the brokers providing the Services. Accordingly, the Adviser shall not be required or deemed to have the duty to obtain the lowest brokerage commission rates available or to combine or arrange orders to obtain the lowest brokerage commission rates available on transactions for its clients. If the amount of commission charged by a broker is reasonable in relation to the value of the brokerage functions and services provided by such broker to the Adviser, the Adviser may effect brokerage transactions with such broker notwithstanding the fact that such broker charges higher commissions than those another broker might charge. It is the Adviser's policy, consistent with investment considerations, to seek the most favorable price and execution for brokerage orders. Commissions on all brokerage transactions are subject to negotiation.

The Adviser may consider the research capabilities of various brokerage firms, including their coverage of various industries, the information systems offered by such brokerage firms and the timing and accuracy of their delivery of statistical information. The Adviser may also effect transactions through brokers which pay for research services provided by third parties in accordance with Section 28(e) of the Securities Exchange Act of 1934. These supplemental research and statistical services may consist of written or oral research reports from various services which aid the Adviser in fulfilling its investment decision making responsibilities, including security pricing services and electronic information management systems. Research services furnished or paid for by brokers and through whom the Adviser effects transactions may be used by the Adviser in servicing all of the Adviser's accounts and not all such services may be used by the Adviser in connection with the accounts which paid commissions to the brokers providing the services. Commissions paid to brokers providing such research may be higher than those charged by brokers not providing such services. The Adviser will effect transactions through brokers providing third party research services only if the commissions charged by such brokers are reasonable in relation to the value of the brokerage functions and research services provided.

The Board has adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless such transactions are performed in accordance with the Fund's policies and procedures and the 1940 Act. The Board reviews all transactions which have been placed pursuant to those policies and procedures at its Board meetings.

The Fund paid brokerage commissions as follows:

         ........        2005(1)                  2006
                         -------                  ----

         ........        $22,304                 $50,206


(1) For the period July 25, 2005 (commencement of operations) through December 31, 2005.

                           CAPITAL STOCK AND DIVIDENDS
The Company is authorized to issue One Billion Fifty Million (1,050,000,000) shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to the Fund, and has further reclassified those shares as follows: Twenty Million (20,000,000) shares for Institutional Shares; Fifteen Million (15,000,000) shares for Class A Shares; and Fifteen Million (15,000,000) shares for Class P Shares. This SAI supplements the prospectuses for the Institutional Shares and Platform Shares. At the present time, the Fund does not offer Class A Shares.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in their discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board. Shares will be maintained in open accounts on the books of the Transfer Agent. Each class of shares in the Fund (i.e., Class A, Class P and Institutional shares) bear pro-rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

If they deem it advisable and in the best interests of shareholders, the directors may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the directors. Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of the Automatic Investment Plan.

Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan - The Board has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represents an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Fund. At present, the Fund offers Institutional Shares, imposing no front-end sales charge, charging a two percent (2.00%) redemption charge if shares are redeemed within six (6) months of purchase and not charging any 12b-1 fees and Platform Shares imposing no front-end sales charge, charging a two percent (2.00%) redemption charge if shares are redeemed within six (6) months of purchase and charging 0.25% in Rule 12b-1 fees.

                                  DISTRIBUTION

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests. Plan of Distribution - The Fund has a Plan of Distribution or "12b-1 Plan" for its Platform Shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the 12b-1 Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect.
The 12b-1 Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Platform Shares average daily net assets. Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments.
The Board has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund. The 12b-1 Plans are subject to annual re-approval by a majority of the 12b-1 Directors and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plans with a Service Organization (defined below) is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plans are in effect, the nomination of the directors who are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.

In addition, the Fund may also pay up to 0.25% to an institution (a "Service Organization") for shareholder support services, which may not exceed the annual rate of 0.25% of the average daily net assets attributable to the Fund's outstanding Platform Shares which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship. This amount may be paid outside of the Fund's Rule 12b-1 Plan, but pursuant to a Shareholder Servicing Plan.

Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers in Platform Shares.

The Company understands that Service Organizations may charge fees to their customers who are the beneficial owners of Platform Shares, in connection with their accounts with such Service Organizations. Any such fees are not within and would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Company, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Platform Shares.


               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES Purchasing Shares - You may purchase Fund shares directly from the Distributor. You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order. Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment by the time the Fund prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Authorized institutions may charge their customers a processing or service fee in connection with the purchase or redemption of shares of the Fund. The amount and applicability of such a fee is determined and disclosed to its customers by each individual authorized institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectuses and this SAI. Your authorized institution will provide you with specific information about any processing or service fees you will be charged.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares - Shareholders may exchange their shares for the same class of shares of any other fund of the Company, provided the shares of such fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholder sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments. However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until the third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the fund next computed after your request for exchange is received in proper form.

Waiver of Redemption Fees and Deferred Sales Charges - Redemption fees are waived for 401k and qualified investment plan platforms.


Eligible Benefit Plans - An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds of the Company.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares - You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES
As described briefly in the prospectuses, the Fund offers the following shareholder services:

Regular Account - The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectuses to open your account.

Telephone Transactions - A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

Automatic Investment Plans - Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans - Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Company at (800) 527-9525. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

                                   TAX STATUS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its investors. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its investors, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Distributions of Net Investment Income - The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to distributions that qualify as qualified dividend income, whether you take them in cash or in additional shares. Absent further legislation, the lower tax rates applicable to qualified dividend income will not apply to distributions on taxable years beginning after December 31, 2008.

A portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession in the United States and in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States) subject to certain holding period requirements by the Fund and shareholders. Absent further legislation, the maximum rates applicable to qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.

Distributions of Capital Gains - The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Investment in Complex Securities - The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Information on the Tax Character of Distributions - The Fund will inform you of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company - The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Directors reserves the right not to maintain the qualifications of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements - To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 of such calendar year, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares - Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Company, the IRS will require that you report a gain or loss on your redemption or exchange. The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Received Deduction for Corporations - Because the Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

For corporate investors in the Fund, dividend distributions designated to be from dividends received from qualifying domestic (U.S.) corporations may be eligible for a corporate dividends received deduction. Such dividends, including the deducted part, however, must be included in alternative minimum taxable income calculations.

Capital Loss Carryforwards - As of December 31, 2006, the Fund had capital loss carryforwards of $121,603 available to offset future capital gains, of which $34,203 expires in 2013 and $87,400 expires in 2014.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information - From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                                              6
                             Yield = 2[(a-b +1) -1]
                                        ---
                                        cd
where:

a        =.......dividends and interest  earned during the period.
b        =.......expenses  accrued for the period  (net of reimbursements).
c        =.......the average daily number of shares  outstanding during  the period that were
         ........entitled to receive dividends.
d        =.......the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes.

Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Total Return Performance - Total return quotations used by the Fund are based on standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of the Fund is calculated according to the following formula:

           n
      P(1+T) = ERV

where:

P        =.......a hypothetical initial payment of $1,000
T        =.......average annual total return
n        =.......number of years (1, 5 or 10)
ERV      =.......ending redeemable value of a hypothetical
         ........$1,000 payment made at the beginning of the 1, 5 or 10 year periods(or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the Fund's average annual total return (before taxes) for the period or years indicated would be:

                                   Periods ended December 31, 2006

                         One Year   Five-Years  Ten-Years  Since Inception

Institutional Shares    13.96%      N/A          N/A        9.07%(1)
Platform Shares         N/A         N/A          N/A       10.84%(2)

(5) Institutional Shares' commencement of operations was July 25, 2005. (6) Platform Shares' commencement of operations was August 15, 2006.


"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or loses (e.g., short-term or long-term).

The Fund may also, from time to time, include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. The Fund may quote an aggregate total return figure in comparing total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australasia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Fund calculates its aggregate total return for the specific periods of time by assuming the investment of $1,000 in shares and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above. The Fund may also advertise the performance rankings assigned by the various publications and statistical services, including but not limited to, Capital Resource Advisors, Lipper Mutual Performance Analysis, Intersec Research Survey of non-U. S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U. S. government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's, Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA Today and other national or regional publications.

                              FINANCIAL INFORMATION
You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Company directly at:

                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                            Telephone: (800) 527-9525

                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal year end December 31, 2006 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent registered public accounting firm, Tait, Weller & Baker LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                      Appendix A

Epoch Investment Partners, Inc. (the "Adviser") is the investment adviser for the Epoch U.S. All Cap Equity Fund, a series of shares of The World Funds, Inc. (the "Company"). The Board of Directors of the Company have delegated to the Adviser the responsibility for decisions regarding proxy voting for securities held by the Epoch U.S. All Cap Equity Fund.

It is the policy of the Adviser to use Institutional Shareholder Services ("ISS") to handle its proxy voting responsibilities. A copy of ISS' Proxy Voting Guidelines Summary follows.


ISS Proxy Voting Guidelines Summary


Following is a concise summary of ISS's proxy voting policy guidelines.

2.       Auditors

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
o        Tenure of the audit firm
o Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
o        Length of the rotation period advocated in the proposal
o        Significant audit-related issues


2.       Board of Directors

Voting on Director Nominees in Uncontested Elections
Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:
o Insiders and affiliated outsiders on boards that are not at least majority independent
o        Directors who sit on more than six boards
o Compensation Committee members if there is a disconnect between the CEO's pay and performance

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

i.       Independent Chairman (Separate Chairman/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.

ii.      Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.



Open Access (shareholder resolution)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.       Shareholder Rights

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
iii.     Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.
1. Vote FOR proposals to lower supermajority vote requirements. iv. Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.
v.       Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4.       Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.       Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.                           Mergers and Corporate Restructurings

1. Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.
2.
7.                           Reincorporation Proposals

3.       Proposals  to change a  company's  state of  incorporation  should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.                           Capital Structure

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

vi.      Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
o It is intended for financing purposes with minimal or no dilution to current shareholders
o It is not designed to preserve the voting power of an insider or significant shareholder

9.       Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap. Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:

o The plan expressly permits repricing without shareholder approval for listed companies; or
o There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

vii.                         Management Proposals Seeking Approval to Reprice
                             Options

1. Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
2.
o        Historic trading patterns
o        Rationale for the repricing
o        Value-for-value exchange
o        Option vesting
o        Term of the option
o        Exercise price
o        Participation

Employee Stock Purchase Plans
3. Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:

o Purchase price is at least 85 percent of fair market value o Offering period is 27 months or less, and o Potential voting power dilution (VPD) is 10 percent or less. o 4. Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.
a.       Shareholder Proposals on Compensation

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

o Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards
o Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10.  Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

o FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
o AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.
i.

                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525


                       STATEMENT OF ADDITIONAL INFORMATION

                   REMS Real Estate Value Opportunity Fund
                                   May 1, 2007


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of the REMS Real Estate Value Opportunity Fund (the "Fund") dated May 1,2007, as may be supplemented or revised from time to time. You may obtain the prospectus of the Fund, free of charge, by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 527-9525.

The Fund's audited financial statements and notes thereto for the year ended December 31, 2006 and the unqualified report of Tait, Weller & Baker LLP the Fund's independent registered public accounting firm, on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended December 31, 2006 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Reports are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report by writing to the Fund or calling (800) 527-9525.

                                TABLE OF CONTENTS

                                                                     PAGE

General information....................................................1
Additional information about the Fund's investments....................1
Investment objective...................................................1
Strategies and risks...................................................1
Investment programs....................................................1
Investment restrictions...............................................13
Disclosure of the Fund's portfolio securities.........................14
Management of the Company.............................................16
Principal securities holders..........................................24
Investment adviser and advisory agreement.............................24
Management-related services...........................................27
Portfolio transactions................................................28
Capital stock and dividends...........................................29
Additional information about purchases and sales......................30
Special shareholder services..........................................31
Tax status............................................................32
Investment performance................................................34
Financial information.................................................37
Proxy and corporate action voting policies and procedures.....Appendix A

                               GENERAL INFORMATION

The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund." This SAI relates to the prospectus for the shares of the REMS Real Estate Value-Opportunity Fund (the "Fund"). The Fund is a separate investment portfolio or series of the Company. The Fund is a "non-diversified" series as that term is defined in the 1940 Act. The Fund commenced operations on December 16, 2002 as a separate portfolio of the Hillview Investment Trust II (the "Predecessor Fund"). On November 25, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. References in this SAI are to the Predecessor Fund's current name. In addition, certain of the financial information contained in this SAI is that of the Predecessor Fund. The Board of Directors of the Company (the "Board") have adopted a change in the Fund's fiscal year end date to December 31st. This change was effective beginning with the fiscal period July 1, 2006 to December 31, 2006.

             ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objective and policies. The Fund's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board without shareholder approval; except that, the Company will give its investors at least sixty (60) days prior written notice of any change with respect to its policy of investing, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments. These include securities issued by real estate investment trusts ("REITs") and real estate operating companies. A REIT is a separately managed trust that makes investments in various real estate businesses. For purposes of the Fund's investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses.

                              INVESTMENT OBJECTIVE

The Fund's investment objective is long-term growth of capital and current income. All investments entail some market and other risks. For instance, there is no assurance that the Fund will achieve its investment objective. You should not rely on an investment in the Fund as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

                               INVESTMENT PROGRAMS

The Fund does not invest in real estate directly. The securities in which the Fund invests will normally be diversified as to geographic region and property type. The Fund may hold as few as twenty long positions and the Fund's investment adviser may take short positions in REITs or REIT indices. The equity securities generally will be U.S. issuers that are considered by the Fund's investment adviser to be undervalued and have dividend yields that exceed the 10-year U.S. Treasury yield.

Equity Securities - Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed income features, like a bond, but is actually equity in a company, like common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the Fund may experience a substantial or complete loss on an individual equity investment.

Convertible Securities - A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

Many convertible securities are rated below investment grade by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, are considered by an investment adviser to be of comparable quality. Securities rated below investment grade are more commonly referred to as "junk bonds."

Warrants - Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Smaller and Mid-Sized Companies - The Fund may invest in securities issued by small- and mid-capitalization companies. Investments in securities of companies with smaller revenues and market capitalizations present greater risks than investments in securities of larger, more established companies. Small- and mid-capitalization companies can be more volatile in price than larger capitalization companies due generally to the lower degree of liquidity in the markets for such securities, and the greater sensitivity of small- and mid-capitalization companies to changes in, or failure of, management, and to other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. In addition, some of the companies in which the Fund may invest may be in the early stages of development and have limited operating histories. There may be less publicly available information about small or early stage companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Illiquid Securities - The investment adviser will not invest more than 15% of its portion of the Fund's portfolio in securities that may be considered illiquid, by virtue of the absence of a readily available market, legal or contractual restrictions on resale, longer maturities, or other factors limiting the marketability of the security. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security. This policy does not apply to the acquisition of restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or commercial paper issued privately under section 4(2) of that act, when such investments are considered to be liquid by the investment adviser.

Cash and Cash Equivalents - The cash equivalent investments that may be purchased by the Fund include money market instruments such as bills, notes and bonds that are issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). The Fund may also purchase short-term, high quality debt securities such as time deposits, certificates of deposit or bankers' acceptances issued by commercial banks or savings and loan associations, and may buy commercial paper or floating rate debt instruments. Cash equivalent securities other than U.S. Government Securities must have received one of the two highest ratings from an NRSRO or be of comparable quality, as determined by the investment adviser. The Fund may also purchase shares of money market mutual funds or interests in collective accounts maintained by banks or financial institutions, which hold the types of securities described above.

Fixed Income Securities - Cash not invested in equity securities may be invested in fixed income securities pending investment in equity securities, as well as to maintain liquidity. Fixed income securities are debt obligations, including notes, debentures, and similar instruments and securities and money market instruments. Mortgage and asset-backed securities are types of fixed income securities, and certain types of income-producing, non-convertible preferred stocks may be treated as debt securities for investment purposes. Fixed income securities generally are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

Fixed income securities are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund's investments in fixed income securities. In general, fixed income securities having longer durations are more sensitive to interest rate changes than are fixed income securities with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to repay interest and/or principal on the fixed income security. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

Repurchase Agreements - Repurchase agreements are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through the regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government Securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The Fund intends to enter into repurchase agreements only with counterparties believed by the investment adviser to present minimal credit risks.

Index Securities - The Fund may invest in index securities ("Index Securities"). Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the NAREIT Index, but are traded on an exchange like shares of common stock. The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the pro rata value of the index it tracks. Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks. Index Securities are considered investments in other investment companies.

Investment Companies - The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund's shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by the shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the Fund's own operations.

Segregated Accounts - When the Fund enters into certain transactions that involve obligations to make future payments to third parties, it will maintain with an approved custodian in a segregated account or it will earmark cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. Segregated accounts may also be required in connection with certain transactions involving futures.

Temporary Investments - From time to time, the Fund may make temporary defensive positions that are inconsistent with its principal investment strategies. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in short-term, liquid, high-grade debt securities. The Fund may assume a temporary defensive posture to respond to adverse market, economic, political, or other conditions. When the Fund maintains a temporary defensive position, it may not achieve its investment objective.

Real Estate Investment Trusts - REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Real Estate Fund's investments in REITs will consist of equity REITs.

Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. REIT prices may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management. Other risks include extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

Real Estate Companies - For purposes of the Fund's investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. Under normal circumstances, the Fund will invest substantially all of its assets in the equity securities of real estate companies. These equity securities can consist of common stocks (including REIT shares), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the investment adviser's view, a significant element of the securities' value, and preferred stocks.

Non-Diversification of Investments - The Fund is operated as a "non-diversified" portfolio. As a non-diversified investment company, the Fund may be subject to greater risks than a diversified company because of the possible fluctuation in the values of securities of fewer issuers. However, at the close of each fiscal quarter at least 50% of the value of the Fund's total assets will be represented by one or more of the following: (i) cash and cash items, including receivables;
(ii) U.S. government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than U.S. government securities and securities of other regulated investment companies) of any one or more issuers which meet the following limitations: (a) the Fund will not invest more than 5% of its total assets in the securities of any such issuer and (b) the entire amount of the securities of such issuer owned by the Fund will not represent more than 10% of the outstanding voting securities of such issuer. Additionally, not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer.

Borrowing for Leverage - The Fund has the ability to borrow from banks on a secured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Fund may borrow and, if so, will maintain varying levels of leverage depending on factors such as the price of the REIT security relative to the underlying real estate and the returns of the REIT security relative to the interest expense on the borrowing. The investment adviser anticipates that, under normal circumstances the Fund will have a level of leverage of 10% or more of its net assets a clear majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the investment adviser believes that leverage or leverage of 10% or more is not in the best interest of the Fund. The Fund may borrow only from banks. Under current regulatory requirements, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

Leverage creates an opportunity for increased income and capital appreciation, but at the same time, it creates special risks. Leverage is a speculative technique in that it will increase the Fund's exposure to capital risk. Successful use of leverage depends on the investment adviser's ability to predict correctly interest rates and market movements, and there is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of other mutual funds that do not borrow.

To secure the Fund's obligation on these loans, the Fund will have to pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the investment adviser from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the investment adviser to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchased with Fund assets received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the return on the Fund available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the investment adviser may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances.

Short Sales - The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that the investment adviser believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund's brokerage firm borrows the security to make delivery to the buyer. When the short position is closed, the Fund is obligated to deliver the "shorted" security by purchasing it at the market price at that time. No short sale will be effected which will, at the time of making such short sale transaction, cause the aggregate market value of all securities sold short to exceed 30% of the value of the Fund's net assets.

To secure the Fund's obligation to deliver any shorted security, it will leave the proceeds of the short sale with the selling broker and will also earmark or place in a segregated account, an amount of cash or liquid securities at least equal to the current market value of the security sold short, reduced by any amount deposited as margin. Depending on arrangements made with the broker or custodian, the Fund might not receive any payments (including interest) on collateral deposited with the broker or custodian.

If the price of a security sold short increases, the Fund may lose money on the short position. A short position for hedging purposes may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. The Fund will realize a gain on the security sold short if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of the loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale.

Securities Lending - To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day, the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finders', custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

Options and Futures - The Fund may invest in certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") to attempt to enhance the Fund's income or yield or to attempt to hedge the Fund's investments.

Generally, the Fund may purchase and sell any type of Financial Instrument. However, as an operating policy, the Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured.

Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

The use of Financial Instruments is subject to applicable regulations of the U.S. Securities and Exchange Commission (the "SEC"), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, the Fund's ability to use Financial Instruments may be limited by tax considerations. See "Taxes - Investments in Complex Securities."

In addition to the instruments, strategies and risks described below, the investment advisers and sub-advisers expect to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as an investment adviser or sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The investment advisers and sub-advisers may utilize these opportunities to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Fund' prospectus and/or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the prospectus.

Special Risks - The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon the investment adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

           Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

           Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because the adviser or sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either case, the Fund would have been in a better position had it not attempted to hedge at all.

(4) As described below, the Fund might be required to maintain assets as "cover," maintain accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

(5) The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

Cover - Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, earmark or set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover in accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options - A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an over the counter ("OTC") option (an option not traded on exchanges), the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities - Options offer large amounts of leverage, which will result in the Fund's net asset value being more sensitive to changes in the value of the related instrument. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and a counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund was unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expired or is exercised.

Options on Indices - Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices - The risks of investment in options on indices may be greater than the risk of investing in options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. As long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options - Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts - The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund was unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to earmark or maintain cash or securities in a segregated account.

Risks of Futures Contracts and Options Thereon - The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the investment adviser or sub-adviser may still not result in a successful transaction. The investment adviser or sub-adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures - The risk of imperfect correlation between movements in the price of an index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the Fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the Fund has sold index futures contracts to hedge against declines in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

Where index futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Portfolio Turnover - Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales. The Fund's investment adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the investment adviser's opinion, to meet the Fund's objective. The investment adviser anticipates that the average annual portfolio turnover rate of the Fund will not exceed 100%.

Other Investments - The Board may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Fund's investment objective and that such investment would not violate the Fund's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions - The Fund has adopted the following fundamental investment restrictions. The fundamental investment restrictions cannot be changed without approval by the vote of a "majority of the outstanding voting securities" of the Fund.

As a matter of fundamental policy, the Fund will not:

  (1) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. This restriction does not prohibit the Fund from borrowing money subject to the provisions set forth in this SAI, or from entering into margin, collateral or escrow arrangements permitted by its other investment policies.

  (2) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

  (3) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

  (4) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. The Fund does not consider securities issued by companies which invest in real estate or interests therein, or securities directly or indirectly secured by real estate or interests therein to be investments in real estate.

  (5) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Non-Fundamental Policies and Restriction - In addition to the Fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus and elsewhere in the SAI, the Fund will be subject to the following investment restrictions. Theses restrictions are considered non-fundamental and may be changed by the Board without shareholder approval.

As a matter of non-fundamental policy, the Fund may not:

(1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

(2) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger (and except that the Fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act).

                 DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Company maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Company's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Company's President and to senior management at the Company's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Company's President and/or senior management at CSS.

The Company is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Company's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten
(10) calendar days after the Company transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty
(60) calendar days after the end of the applicable quarter.

The Company's service providers which have contracted to provide services to the Company and its funds, including, for example, the custodian and the Fund accountants, and which require portfolio holdings information in order to perform those service, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Company has a legitimate business purpose for doing so. The Company has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Company's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Company regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4. to the Company's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Company currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Company will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board. The Board has authorized the President of the Company and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Company and its shareholders. There may be instances where the interests of the Company's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, any principal underwriter for the Company or an affiliated person of the Company (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Company who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Company and third party service providers of the Company receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Company nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                            MANAGEMENT OF THE COMPANY

Directors and Officers - The Company is governed by a Board of Directors, which is responsible for protecting the interest of shareholders. The directors are experienced business persons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. A director who is considered an "interested person", as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with any investment manager or adviser to a fund of the Company, and the principal underwriter, and officers of the Company, are noted with an asterisk (*).

------------------------------------------------------------------------
                                                             Other
                                                             Directorships
                                                             by
                                                             Directors
                           Number  Principal Occupation(s)   and
                           of     During the Past Five Years Number of
               Position(s) Funds                             Funds in
    Name,       Held with  in                                the
 Address and     Company   Company                           Complex
  year born    and Tenure  Overseen                           Overseen
------------------------------------------------------------------------
------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
John Pasco,    Chairman,   10     Treasurer and Director of  World
III*(1)        Director           Commonwealth Shareholder   Insurance
8730 Stony     and                Services, Inc. (fund       Trust - 1
Point Pkwy     President          administrator) since       Fund
Suite 205      since 1997         1985; President and
Richmond, VA                      Director of First
23235                             Dominion Capital Corp.
(1945)                            (broker-dealer) and Fund
                                  Services, Inc. (transfer
                                  agent) since 1987;
                                  President and Treasurer
                                  of Commonwealth Capital
                                  Management, Inc.
                                  (investment adviser)
                                  since 1983; President of
                                  Commonwealth Capital
                                  Management, LLC since
                                  1984; President and
                                  Director of Commonwealth
                                  Fund Accounting, Inc.
                                  since 2004; Director of
                                  American Growth Fund
                                  (investment company)
                                  since December 2006; and
                                  Chairman and Trustee of
                                  World Insurance Trust
                                  (investment company)
                                  since 2002.    Mr. Pasco
                                  is also a certified
                                  public accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd,   Director    10     Retired.  Manager of the   World
Jr.*(1) 8730   since 1997         Customer Services          Insurance
Stony Point                       Operations and Accounting  Trust - 1
Pkwy                              Division of the Potomac    Fund
Suite 205                         Electric Power Company
Richmond, VA                      from 1978 to 2005;         Satuit
23235                             Trustee of World           Capital
(1940)                             Insurance Trust            Management
                                  (investment company)       Trust - 1
                                  since 2002; Trustee of     Fund
                                  Satuit Capital Management
                                  Trust (investment
                                  company) since 2002; and
                                  a Trustee of Janus
                                  Advisors Series Trust
                                 (investment company)
                                  from 2003 to 2005.
------------------------------------------------------------------------
------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
William E.     Director    10     Financial and Tax          World
Poist          since 1997         Consultant, Management     Insurance
8730 Stony                        Consulting for             Trust - 1
Point Pkwy                        Professionals since 1974;  Fund
Suite 205                         Trustee of Satuit Capital
Richmond, VA                      Management Trust           Satuit
23235                             (investment company)       Capital
(1939)                            since 2003; and a Trustee  Management
                                  of World Insurance Trust   Trust - 1
                                  (investment company)       Fund
                                  since 2002.  Mr. Poist is
                                  also a certified public
                                   accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Paul M.        Director    10     President of Alfred J.     World
Dickinson      since 1997         Dickinson, Inc. Realtors   Insurance
8730 Stony                        since 1971; Trustee of     Trust - 1
Point Pkwy                        Satuit Capital Management  Fund
Suite 205                         Trust (investment
Richmond, VA                      company) since 2003; and   Satuit
23235                             a Trustee of World         Capital
(1947)                            Insurance Trust            Management
                                  (investment company)       Trust - 1
                                  since 2002.                Fund
------------------------------------------------------------------------
------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------
------------------------------------------------------------------------
Karen M.       Secretary   N/A    Executive Vice President   N/A
Shupe  8730    since 2005         of Administration and
Stony Point    and                Accounting, Commonwealth
Pkwy           Treasurer          Shareholder Services,
Suite 205      since 2006         Inc. since 2003;
Richmond, VA                      Financial Reporting
23235                             Manager, Commonwealth
(1964)                            Shareholder Services,
                                  Inc. from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
*David D.      Chief       N/A    Co-Founder and Managing    N/A
Jones, Esq.    Compliance         Member of Drake
230 Spring     Officer            Compliance, LLC
Hills Dr.,     since 2006         (compliance consulting
Suite 340                         firm) since 2004; founder
Spring, TX                        and controlling
77380                             shareholder of David
(1957)                            Jones & Associates (law
                                  firm) since 1998; President and Chief
                                  Executive Officer of Citco Mutual Fund
                                  Services, Inc. (investment company service
                                  providers) from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Leland H.      President   N/A    President of CSI Capital   N/A
Faust*         of the CSI         Management, Inc.
600            Equity             (investment adviser)
California     Fund               since 1978; Partner,
St, 18th Floor Series             Taylor & Faust (law firm)
San            since 1997         since 1975.
Francisco,
CA  94108
(1946)
------------------------------------------------------------------------
------------------------------------------------------------------------
John T.        Vice        N/A    President of Third         N/A
Connor, Jr. *  President          Millennium Investment
1185 Avenue    of the             Advisors, LLC (investment
of the         Company            adviser) since 1998;
Americas,      and                Chairman of ROSGAL
32nd Fl.       President          Insurance since 1993;
New York, NY   of the             and a Director of Teton
10036          Third              Energy Corporation since
(1941)         Millennium         1993.
               Russia
               Fund
               Series
               since 1998
------------------------------------------------------------------------
------------------------------------------------------------------------
Robert J.      Vice        N/A    Chairman, President and    N/A
Sullivan*      President          Treasurer of Satuit
2807 Gaston    of the             Capital Management Trust
Gate           Company            (investment company)
Mount          and                since December 2000;
Pleasant, SC   President          Managing Director and
29466          of the             Investment Officer of
(1960)         GenomicsFund       Satuit Capital
               Series             Management, LLC
               since 2003         (investment adviser)
                                   since 2000.
------------------------------------------------------------------------
------------------------------------------------------------------------
Jeffrey W.     Vice        N/A    Chief Operating Officer    N/A
Taylor*        President          of Dividend Capital
518 - 17th     of the             Investments LLC
Street         Company,           (investment adviser)
Suite 1700     and                since 2005; Vice
Denver, CO     President          President of Business
80202          of the             Services from 2004 to
(1973)         Dividend           2005; Product Manager,
               Capital            INVESCO Inc. from July
               Realty             2003 to January 2004;
               Income             Manager of Marketing and
               Fund               Business Analytics,
               Series             INVESCO Funds Group Inc.
               since 2006         from 1999 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Gunter         Vice        N/A    Vice President, Vontobel   N/A
Faschang*      President          Asset Management
450 Park       of the             (investment adviser)
Avenue         Company            since 2001 and head of
New York, NY   and                Eastern European equity
10022          President          management and research,
(1972)         of the             Vontobel Asset Management
               Eastern            AG since 2001.
               European
               Equity
               Fund
               Series
               since 2001
------------------------------------------------------------------------
------------------------------------------------------------------------
J. Allen Gray* Vice        N/A    Managing Partner at        N/A
Shrewsbury     President          Osprey Partners
Executive      of the             Investment Management,
Center II, J.  Company            LLC since 2004; Principal
Allen Gray*    and                at Osprey Partners
Shrewsbury     President          Investment Management,
Executive      of Vice            LLC from 2002 to 2004;
Center II,     President          Senior Vice President at
1040 Broad     of the             Osprey Partners
Street,        Company            Investment Management,
Shrewsbury,    and                LLC from 1999 to 2002.
New Jersey     President
07702          of the
(1961)         Osprey
               Concentrated
               Large Cap
               Value
               Equity
               Fund
               Series
               since 2006
------------------------------------------------------------------------
(1) Mr. Pasco is considered to be an "interested person" as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund and GenomicsFund; (3) he is an affiliated person of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund, and Satuit Capital Management, LLC, which serves as the investment sub-adviser to GenomicsFund; (4) he owns First Dominion Capital Corp. ("FDCC"), the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, FDCC, the Company's underwriter, and Fund Services, Inc., the Company's Transfer and Disbursing Agent. Additionally, Mr. Boyd is considered to be an "interested person" with respect to the Osprey Concentrated Large Cap Value Equity Fund, another series of the Company, because he is a member of the immediate family of an affiliated person of Osprey Partners Investment Management, LLC, which serves as the investment adviser to that Fund.

Each director holds office for an indefinite term and until the earlier of: the Company's next annual meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each officer holds office at the pleasure of the Board and serves for a period of one year, or until his successor is duly elected and qualified.

The Company has a standing Audit Committee of the Board composed of Messrs. Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board. During its most recent fiscal year ended December 31, 2006, the Audit Committee met 4 times.

The Company has a standing Governance and Nominating Committee of the Board composed of Messrs. Boyd, Poist, and Dickinson. The Governance and Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company, although only Messrs. Poist and Dickinson select and nominate candidates to serve as disinterested directors of the Company. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During its most recent fiscal year ended December 31, 2006, the Governance and Nominating Committee met 4 times.

The Company has a standing Pricing and Brokerage Committee of the Board composed of Messrs. Boyd, Poist, and Dickinson. The Pricing and Brokerage Committee, under procedures established by the Board, determines a price for a security held by a fund when there is no readily available market price for that security. The Pricing and Brokerage Committee reports its findings to the full Board on a quarterly basis, as necessary. During its most recent fiscal year ended December 31, 2006, the Pricing and Brokerage Committee met 4 times.

As of December 31, 2006, the directors beneficially owned the following dollar range of equity securities in the Fund as indicated below:

                                                    Aggregate Dollar
                                                    Range of Equity
                               Dollar Range of      Securities in All
                               Equity Securities in Funds of the Company
Name of Director               the Fund             Overseen   by   the
Director

John Pasco, III                None                 None
Samuel Boyd, Jr.               None                 $10,001-$50,000
Paul M. Dickinson              None                 $10,001-$50,000
William E. Poist               None                 $10,001-$50,000

For the fiscal year ended December 31, 2006, the directors received the following compensation from the Company:

                          Aggregate
                           Compensation       Pension or
                          From the Fund       Retirement         Total
                          for Fiscal          Benefits           Compensation
                          Year Ended          Accrued as Part    from the
Name and Position Held    December 31, 2006(1)  of Fund Expenses Company(2)

John Pasco, III, Chairman   $-0-               N/A              $-0-
Samuel Boyd, Jr., Director  $2,300             N/A              $28,800
Paul M. Dickinson, Director $2,300             N/A              $27,800
William E. Poist, Director  $2,300             N/A              $27,800

(1) This amount represents the aggregate amount of compensation paid to the directors by the Fund for service on the Board for the Fund's fiscal year ended December 31, 2006.

(2) This amount represents the aggregate amount of compensation paid to the directors by all funds of the Company for the fiscal period ended December 31, 2006. The Company consisted of a total of ten funds as of December 31, 2006.

Sales Loads - The Fund currently only offers one class of shares. No front-end or deferred sales charges are applied to the purchase of shares. A 2.00% redemption fee shall be imposed on any shares redeemed within 7 days of their initial purchase. This redemption fee shall apply to all shareholders and accounts. The redemption fee shall not apply towards shares purchased with the reinvestment of dividends nor shall it apply to exchanges between the various funds of the Company. The redemption fee shall equal 2.00% of the redemption proceeds. In determining the amount of any redemption fee, the shares having been held the longest in the account shall be considered redeemed first. Redemption fees shall be retained by the Fund. This redemption fee is meant to prevent short-term trading in the Fund and to offset any transaction and other costs associated with short-term trading.

Policies Concerning Personal Investment Activities - The Fund, the Adviser and FDCC have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D. C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies - The Company and the Fund's Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Company's policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser's proxy voting policy and the supervision of the Board. The Adviser's proxy voting policy requires the Adviser to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Adviser's policy underscores the Adviser's concern that all proxy voting decisions be made in the best interests of the Fund shareholders. The Adviser's policy dictates that the Adviser vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Adviser on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

The Company's policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board's instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser's proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the directors without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Company is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, is available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

Principal Holders - As of April 30, 2007, the following persons owned of record, or were known to own beneficially, 5% or more of the outstanding shares of the
Fund:


Name and Address of Shareholder                     Number of Shares
Percentage of Fund


Management Ownership - As of April 30, 2007, the officers and directors as a group own less than 1% of the outstanding shares of the Company, its series or classes.

                  INVESTMENT ADVISER AND ADVISORY AGREEMENT

Investment Adviser - Real Estate Management Services Group, LLC, 1100 Fifth Avenue South, Suite 205, Naples, Florida 34102, is the Fund's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was organized in May, 2002 as a limited liability corporation in the state of Florida. Mr. Edward Turville, managing director of the Adviser, and Beach Investment Management, LLC, a registered investment adviser, are control persons under the 1940 Act due to ownership interests of 50% and 30% respectively, of the Adviser.

The Adviser currently provides investment advisory services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser, subject to the supervision of the directors, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the directors such periodic or other reports as the directors may request.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Adviser has contractually agreed to waive or limit its fees until November 25, 2008, so that the ratio of total annual operating expenses of the Fund's shares is limited to 1.50%. This limit does not apply to brokerage commissions, taxes, interest, short-sale dividends, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser may recover the sum of all fees previously waived by the Adviser to the Fund (or the Predecessor Fund) during any of the previous three (3) years, less any reimbursement previously paid by the Fund (or the Predecessor Fund) to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund (or the Predecessor Fund) (the "Reimbursement Amount"). The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the average daily net assets of the Fund.

On November 25, 2005, the Predecessor Fund was reorganized into a new series of the Company (i.e., the Fund). Prior to the reorganization, the Adviser was the investment adviser to the Predecessor Fund. The Adviser became the investment adviser to the Predecessor Fund on December 16, 2002, when the Predecessor Fund's investment advisory agreement was approved by its initial shareholder. The Adviser received fees from the Fund and the Predecessor Fund in the following amounts:

                     Fiscal Period          Fiscal Year  Fiscal Year
Fiscal Year
                     Ended       Ended      Ended        Ended
Fee                                         Dec. 31, 2006     June 30, 2006
---------------------------------           -------------     -------------
June 30, 2005        June 30, 2004
-------------        -------------

Gross Advisory Fees  $295,444    $525,625   $387,769     $239,096

 Waivers and
 Reimbursements      $(29,264)   $-0-       $(48,900)    $(38,044)

 Net Advisory Fees   $266,180    $525,625   $436,669     $201,052

Investment Manager - Prior to the reorganization, the Predecessor Fund also had an "investment manager," Hillview Capital Advisors, LLC (the "Manager"). The Manager was responsible for managing the Predecessor Fund's business affairs. For its services, the Manager was entitled to receive an annual fee of 0.25% of the Predecessor Fund's average daily net assets. The Manager received fees from the Predecessor Fund in the following amounts:

                     Fiscal Period          Fiscal Year  Fiscal Year
Fiscal Year
                     Ended       Ended      Ended        Ended
Fee                                         Dec. 31, 2006     June 30, 2006
---------------------------------           -------------     -------------
June 30, 2005        June 30, 2004
-------------        -------------


Gross Management Fees            $-0-       $-0-         $96,942   $59,774

 Waivers and
 Reimbursements      $-0-        $-0-                    $-0-
$-0-

 Net Management Fees             $-0-       $-0-
$96,942              $59,774

Portfolio   Manager  -  Mr.  Edward  W.  Turville,   CFA.  Mr.   Turville  has
been  Managing   Director  and  Senior   Portfolio   Manager  of  the  Adviser
since  its  inception  in  May  2002.  Mr.  Turville  has  managed  over  $400 million in real estate and REIT investments for the past 7 years and conducted research related to publicly traded real estate securities since 1970. As a partner at Dalton, Greiner, Hartman, Maher & Company (DGHM), Mr. Turville created the DGHM REMS REIT product in 1997 and served as its portfolio manager from 1997 to 2000. From May 2000 to May 2002, Mr. Turville served as Beach Investment Counsel, Inc.'s (BIC) Managing Director and Senior Portfolio Manager of the REMS REIT product.

As of December 31, 2006, Mr. Turville serves as the manager of forty-two (42) other private accounts with total assets under management of approximately $583 million. The fees received for managing these other accounts are not based upon the performance of the account. Mr. Turville does not currently serve as the Portfolio Manager for any other pooled investment vehicles.

Real Estate Management Services Group, LLC currently serves as the Sub-Adviser for one other registered investment company, the Wilmington Multi-Manager Real Asset Fund, a series of shares offered by another open-end management investment company registered under the 1940 Act. As of December 31, 2006, REMS' assets under management at the Wilmington Multi-Manager Real Asset Fund totaled $55 million. The fees received for managing this other mutual fund are not based upon the performance of the fund.

The Adviser does not believe that any material conflicts exist between Mr. Turville's portfolio management of the Fund and his management of the Wilmington Multi-Manager Real Asset Fund. The Wilmington Multi-Manager Real Asset Fund and the Fund have similar investment objectives; however, the funds employ different structures and policies. The investment portfolios of the Wilmington Multi-Manager Real Asset Fund and the Fund hold substantially the same securities but the allocation between real estate common stocks and preferred stocks may be different. Also, the Wilmington Multi-Manager Real Asset Fund does not use leverage or engage in short sales as does the Fund. The Adviser believes that the allocation of investment opportunities is not an issue between these two entities. REMS has adopted allocation procedures which govern the allocation of securities that are purchased or sold for more than one client. The allocation procedures are designed to promote fairness among the client accounts managed by Real Estate Management Services Group, LLC and to conform to applicable regulatory principles. The investment advisory fee for each entity is different and neither charges a performance based fee, so there is no incentive to favor one entity over the other.

The Adviser also does not believe that any material conflicts exist between Mr. Turville's portfolio management of the Fund and his management of the private accounts. This is based upon a number of factors. Some of these private accounts have different investment objectives, strategies and policies than the Fund. For example, some of the private accounts invest all, or a substantial portion of their assets in fixed income securities. Other private accounts are managed using a "balanced" investment strategy that allocates a portion of the assets to fixed income securities and the remainder to equity securities.

The Adviser does have some private accounts managed by Mr. Turville that have investment portfolios substantially similar to the Fund. The Adviser believes that the allocation of investment opportunities is not an issue between these entities. The allocation procedures are designed to promote fairness among the client accounts managed by Real Estate Management Services Group, LLC and to conform to applicable regulatory principles. Also, the investment advisory fee for the Fund and for the private accounts does not contain any performance based fee, so there is no incentive to favor one entity over the other.

Mr. Turville is the majority owner of the Adviser. For his services, Mr. Turville receives a fixed annual salary plus a bonus which has been fixed for a number of years. In addition, as the majority owner of the Adviser, Mr. Turville is entitled to receive distributions from the Adviser's net profits. Mr. Turville does not receive compensation that is based upon the Fund's, the Wilmington Multi-Manager Real Estate Securities Fund's, or any private account's pre- or after-tax performance or the value of assets held by such entities. Mr. Turville does not receive any special or additional compensation from the Adviser for his services as Portfolio Manager.

As of December 31, 2006, Mr. Turville beneficially owned an aggregate range of $50,000-$100,000 of equity securities in the Fund.

                           MANAGEMENT-RELATED SERVICES

Administration - Pursuant to the Administrative Services Agreement with the Company (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. John Pasco III, Chairman of the Board, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for Blue-sky and certain shareholder servicing on an hourly rate basis. Of the $11,404 of registration fees expense incurred and the $40,231 of shareholder services and reports expense incurred, CSS received $2,515 and $2,148, respectively, the period ended December 31, 2006. For other administrative services, CSS receives 0.10% of average daily net assets. CSS received $29,544 and $29,538 for its services for the period ended December 31, 2006 and the period November 25, 2005 to June 30, 2006, respectively.

Custodian - UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as the custodian of the Fund's assets. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

Accounting Services - Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports. CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. John Pasco, III, Chairman of the Board, is the sole owner of CFA. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses. CFA received $26,342 and $30,289 for its services for the period ended December 31, 2006 and the period November 25, 2005 to June 30, 2006, respectively.

Transfer Agent - Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. John Pasco, III, Chairman of the Board, is the sole owner of FSI; therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Fund, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor - First Dominion Capital Corp. ("FDCC," or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board, owns 100% of the Distributor, and is its President, Treasurer and a Director. The Distributor is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. At present, the Fund is only offering one class of shares. Shares have no sales loads or distribution (i.e., 12b-1) fees. However, a 2.00% redemption fee shall be imposed on any shares redeemed within 7 days of their initial purchase. Redemption fees shall be retained by the Fund. This redemption fee is meant to prevent short-term trading in the Fund and to offset any transaction and other costs associated with short-term trading. For the period ended December 31, 2006 and the period November 25, 2005 to June 30, 2006, there were no CDSC's for Fund shares redeemed.

Independent Registered Public Accounting Firm - The Company's independent registered public accounting firm, Tait, Weller & Baker LLP audits the Company's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Company's tax returns. Tait, Weller & Baker LLP is located at 1818 Market Street, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of securities, to seek to obtain the best price and execution for securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser, the Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution.

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Fund's brokerage to persons or firms providing the Adviser with investment recommendations, statistical research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical research or similar services" means (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received, on the basis of transactions for the Fund, may be used by the Adviser for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.

The Board has adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless such transactions are performed in accordance with the Fund's policies and procedures and the 1940 Act. The Board reviews all transactions which have been placed pursuant to those policies and procedures at its Board meetings.

When two or more funds that are managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each fund. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as a fund is concerned. In other cases, however, the ability of a fund to participate in volume transactions will be beneficial for a fund. The Board believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Fund's procedures in selecting FCMs to execute its transactions in futures contracts are similar to those in effect with respect to brokerage transactions in securities.

Most of the Fund's brokerage transactions are carried out through a single broker, designated as the Fund's "prime broker." The Fund may place its trades with any one of a number of executing brokers. However, the prime broker maintains an account with each executing broker, through which the Fund's trades are processed. When the Fund sells a security short, the prime broker borrows the security on the Fund's behalf, and the Fund posts collateral for the benefit of the prime broker.

The aggregate amount of brokerage commissions paid for the past three fiscal years for the Fund and the Predecessor Fund is shown below.

           For the Fiscal For the Fiscal  For the Fiscal For the Fiscal
           Period Ended   Year Ended      Year Ended     Year Ended
           December 31, 2006              June 30, 2006  June 30, 2005
           -----------------              -------------  -------------
June 30, 2004
-------------

           $86,432        $135,915        $169,956       $155,406


                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue 1,050,000,000 shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to the Fund.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in their discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board. Shares will be maintained in open accounts on the books of the Transfer Agent.

If they deem it advisable and in the best interests of shareholders, the directors may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the directors. Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of the Automatic Investment Plan.

Shareholders may rely on these statements in lieu of stock certificates.

               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares - You may purchase Fund shares directly from the Distributor. You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order. Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment by the time the Fund prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.
Authorized institutions may charge their customers a processing or service fee in connection with the purchase or redemption of shares of the Fund. The amount and applicability of such a fee is determined and disclosed to its customers by each individual authorized institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectuses and this SAI. Your authorized institution will provide you with specific information about any processing or service fees you will be charged.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares - Shareholders may exchange their shares for the same class of shares of any other fund of the Company, provided the shares of such fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments. However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until the third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Fund next computed after your request for exchange is received in proper form.

Eligible Benefit Plans - An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds of the Company.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares - You may sell your shares by giving instructions to the Transfer Agent in writing. The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectus, the Fund offers the following shareholder services:

Regular Account - The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the Account Application provided with the prospectus to open your account.

Telephone Transactions - You may redeem shares or transfer into another fund by telephone if you request this service on your initial account application. If you do not elect this service at that time, you may do so at a later date by sending a written request and signature guarantee to the Transfer Agent.

The Company employs reasonable procedures designed to confirm the authenticity of your telephone instructions and, if it does not, it may be liable for any losses caused by unauthorized or fraudulent transactions. As a result of this policy, a shareholder that authorizes telephone redemption bears the risk of losses, which may result from unauthorized or fraudulent transactions which the Company believes to be genuine. When you request a telephone redemption or transfer, you will be asked to respond to certain questions. The Company has designed these questions to confirm your identity as a shareholder of record. Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

Automatic Investment Plan - Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans - Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Company at (800) 527-9525. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

Exchange Privilege - Shareholders may exchange their shares for shares of any other series of the Company, provided the shares of the fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge your account a $10 service fee each time you make such an exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

                                   TAX STATUS

Distributions of Net Investment Income - The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to distributions that qualify as qualified dividend income, whether you take them in cash or in additional shares. Fund distributions attributable to dividends the Fund receives from a REIT do not qualify for these lower tax rates. Absent further legislation, the lower tax rates applicable to qualified dividend income will not apply to distributions on taxable years beginning after December 31, 2008. Following year-end, a portion of the dividends paid by REITs may be re-characterized for tax purposes as capital gains and/or return of capital. To the extent this occurs, distributions paid by the Fund during the year also will be reclassified to reflect these REIT re-characterizations. In order to appropriately re-characterize the distributions paid by REITs and report accurate tax information to you, the Fund must gather year-end tax information issued by each REIT owned by the Fund during the calendar year. Therefore, the Fund will file a 30 day extension with the Internal Revenue Service that extends the deadline for the Fund to issue Form 1099-DIV to shareholders.

A portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession in the United States and in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States) subject to certain holding period requirements by the Fund and shareholders. Absent further legislation, the maximum rates applicable to qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.

Distributions of Capital Gains - The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Real Estate Investments Trust Securities - The Fund has made certain investments in real estate investment trust ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as long-term capital gain or a return of capital.

Effect of foreign investments on distributions - Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Investment in Complex Securities - The Fund may invest in complex securities, such as original issue discount obligations, the shares of passive foreign investment companies and others. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Information on the Tax Character of Distributions - The Fund will inform you of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company - The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Directors reserves the right not to maintain the qualifications of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements - To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 of such calendar year, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares - Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Company, the IRS will require that you report a gain or loss on your redemption or exchange. The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Received Deduction for Corporations - Because the Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

For corporate investors in the Fund, dividend distributions designated to be from dividends received from qualifying domestic (U.S.) corporations may be eligible for a corporate dividends received deduction. Such dividends, including the deducted part, however, must be included in alternative minimum taxable income calculations.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information - From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                                6
               Yield = 2[(a-b +1) -1]
                          ---
                          cd
where:

a        =       dividends and interest earned during the period.
b        =       expenses accrued for the period (net of reimbursements).
c        =       the average  daily  number of shares  outstanding  during the period that were entitled to  receive dividends.
d        =       the maximum  offering  price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes.

Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Total Return Performance - Total return quotations used by the Fund are based on standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of the Fund is calculated according to the following formula:

              n
         P(1+T) = ERV

where:

P        =       a hypothetical initial payment of $1,000
T        =       average annual total return
n        =       number of years (1, 5 or 10)
ERV      =       ending redeemable value of a hypothetical $1,000 payment
                 made at the beginning of the 1-, 5- or 10- year periods
                 (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the Fund (and the Predecessor Fund's) average annual total return (before taxes) for the period or years indicated would be:

                Periods ended December 31, 2006

      One Year(1)Five-Years     Ten-Years  Since Inception(2)

         24.94%      N/A           N/A           17.89%

(1) The Fund changed its fiscal year end date from June 30th to December 31st effective for the fiscal period beginning July 1, 2006 to December 31,2006.
 (2) Commencement of operations was December 16, 2002.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for the shares of the Predecessor Fund are included in the prospectus.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or loses (e.g., short-term or long-term).

The Fund may also, from time to time, include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. In performance advertisements, the Fund may compare its standardized return and/or their non-standardized return with data published by Lipper Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), or with the performance of recognized stock, bond and other indices, including the Lehman Bond Index, the S&P 500 Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund, in performance advertisements, may refer to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in performance advertisements may be in graphic form.

The Fund may include discussions or illustrations of the effects of compounding in performance advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a fund investment are reinvested in additional fund shares, any future income or capital appreciation of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of a fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

The Fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Fund are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. An investment in a fund involves greater risks than an investment in either a money market mutual fund or a CD.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Company directly at:

                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                            Telephone: (800) 527-9525
                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal year end December 31, 2006 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent registered public accounting firm, Tait, Weller & Baker LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                      APPENDIX A

                      PROXY VOTING POLICIES AND PROCEDURES


The Real Estate Management Services Group, LLC ("REMS Group") hereby adopts these Proxy Voting Policies and Procedures for voting proxies received by accounts managed by the REMS Group.

1.       Background

Rule 206(4)-6 under the Investment Advisors Act of 1940 requires an investment REMS Group that exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the REMS Group votes proxies in the best interests of clients, to disclose to clients information about those policies and procedures, and to disclose to clients how they may obtain information on how the REMS Group has voted their proxies. Furthermore, the REMS Group recognizes that the act of managing assets of clients consisting of common stock includes the voting of proxies related to the stock. In the case of employee benefit plans, the power to vote proxies lies exclusively with the plan trustee or named fiduciary, unless the power has been delegated to the investment REMS Group. Where the power to vote has been so delegated, the investment REMS Group has the fiduciary responsibility for voting the proxies in a manner that is in the best interests of the plan. Because REMS Group has such responsibility, it has implemented these Proxy Voting Policies and Procedures, which are designed to ensure that proxies are voted in an appropriate manner.

2.       Responsible Persons

The Compliance Officer [or other person designated by the REMS Group] is responsible for monitoring corporate actions, monitoring voting decisions, and making sure that proxies are submitted timely. The Compliance Officer shall be responsible, consistent with these procedures, for deciding what is in the best interest of each client when determining how proxies are voted. Clients reserve the right to vote their own proxies or contractually to direct the REMS Group to vote their proxies in a certain manner.

3.       Conflicts of Interest

The REMS Group recognizes that conflicts between itself and clients may arise in voting the proxies of public companies and that these conflicts must be addressed. The Compliance Officer shall be responsible for identifying potential conflicts of interest in regard to the proxy voting process. Where appropriate, the REMS Group will use one of the following methods to resolve such conflicts, provided such method results in a decision to vote the proxies that is based on the clients' best interest and is not the product of the conflict:

      A. provide the client with sufficient information regarding the shareholder vote and the REMS Group's potential conflict to the client and obtain the client's consent before voting;

      B.   vote securities based on a pre-determined voting policy set forth in
           Section 4;

      C. vote client securities based upon the recommendations of an independent third party; or

      D. request the client to engage another party to determine how the proxies should be voted.

4.       Proxy Voting Policies

REMS Group shall vote proxies related to securities held by any client in a manner solely in the best interests of the client. REMS Group shall consider only those factors that relate to the client's investment, including how its vote will economically impact and affect the value of the client's investment. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer's board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, REMS Group and its employees shall vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

REMS Group has adopted the following specific voting policies:

         A.      Corporate Governance

      Unless exceptional circumstances exist, REMS Group will vote against proposals that make it more difficult to replace Board members, including proposals to:

        i. Stagger the Board; ii. Overweight management on Board;
      iii. Introduce cumulative voting; iv. Introduce unequal voting rights;
       v. Create supermajority voting; or vi. Establish pre-emptive rights.

         B.      Takeovers

      REMS Group will vote in general against proposals that make it more difficult for a company to be taken over by outsiders, and in favor of proposals that attempt to do the opposite.

         C.      Compensation Plans

      REMS Group will vote in favor of proposals by management or shareholders concerning various compensation and stock option plans that will act to make management and employee compensation more dependent on long-term stock price performance. REMS Group will vote against incentive stock awards that act to concentrate significant amounts of stock in the hands of upper management.

         D.      Capital Structure

      REMS Group will generally vote against proposals to move the company to another state less favorable to shareholders interests, or to restructure classes of stock in such a way as to benefit one class of shareholders at the expense of another, such as dual classes (A and B shares) of stock.

         E.      Board Size

      REMS Group will vote against any proposals that act to increase the size of the board beyond 15 members.

         F.      Outside Directors

      REMS Group will vote against any proposal to allow the Chief Executive Officer to appoint outside directors, and in favor of any proposal to eliminate this ability. The Board's outside directors should not owe their position or allegiance to a member of management, but to the shareholders and/or independent board members alone.

         G.      Multiple Director Positions

      REMS Group will generally vote against any Board member who is also a director of four or more different companies.

5.       Proxy Voting Procedures

      A. Unless the power to vote proxies for a client is reserved to that client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries), the REMS Group will be responsible for voting the proxies related to that account.

      B. All proxies and ballots will be logged in upon receipt and the materials will be forwarded to REMS Group.

      C. Prior to voting, REMS Group will verify that he or she has the authority to vote, and if so, will determine whether his or her voting is subject to guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

      D. REMS Group will promptly vote proxies received in a manner consistent with these Proxy Voting Policies and Procedures and guidelines (if any) issued by client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

      E. REMS Group will note on the cover page of the proxy how he or she voted on each issue. The proxy will then be filed pursuant to Section 8 in the proper client's file and becomes a permanent part of the records of the REMS Group.

      F. On an ongoing basis, REMS Group will monitor corporate management of issuers whose securities are held by clients whose accounts REMS Group manages and where appropriate will communicate with the management of such issuers.

      G.   Periodically, the REMS Group will:

           1. Verify that all annual proxies for the securities held in the clients managed by the REMS Group have been received;

           2. Verify that each proxy received has been voted in a manner consistent with these Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries);

           3. Report to the client how each proxy sent to the REMS Group on behalf of the client was voted, by forwarding a copy of the completed ballot card or in some other written manner;

           4. Review the files to verify that records of the voting of the proxies have been properly maintained; and

           5. Verify that decisions about how to vote was in accord with the investment interests, stated objectives, and particular preferences, if stated or known, of the clients.

6.       Disclosure

REMS Group shall, on an annual basis, provide clients with a concise summary of the REMS Group's proxy voting process, and upon request, to provide clients with a copy of these Proxy Voting Policies and Procedures, how they can obtain information from the REMS Group on how their securities were voted.

REMS Group shall make such disclosure in the following manner:

      A. Send the disclosure to the clients together with a periodic account statement;

      B. send the disclosure to the clients by mail, or C. include the disclosure in the Part II of the REMS Group's Form ADV (if this option is selected, REMS Group must deliver (not merely offer) the revised brochure to existing clients within 180 days after publication, and should accompany the delivery with a letter identifying the new disclosure).

7.       Training

REMS Group shall periodically, but at least annually, conduct training sessions on proxy voting that reacquaint relevant personnel with the REMS Group's policies on handling and voting proxies.

8.       Records

REMS Group shall make and retain the following records in connection with proxy voting:

      A.   A copy of  each  proxy  statement  that  the  REMS  Group  receives regarding client securities. REMS Group may satisfy this requirement by relying on a third party to make and retain, on its behalf, a copy of a proxy statement (provided that the REMS Group has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the Commission's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

      B. A record of each vote cast by the REMS Group on behalf of a client. REMS Group may satisfy this requirement by relying on a third party to make and retain, on its behalf, a record of the vote cast (provided that the REMS Group has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

      C. A copy of any document created by the REMS Group that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision.

      D. A copy of each written client request for information on how the REMS Group voted proxies on behalf of the client, and a copy of any written response by the REMS Group to any (written or oral) client request for information on how the REMS Group voted proxies on behalf of the requesting client.

As of the date of this SAI, the Eastern European Equity Fund has not yet begun to offer Institutional Shares.

                       STATEMENT OF ADDITIONAL INFORMATION
                          EASTERN EUROPEAN EQUITY FUND
                                   May 1, 2007



                              THE WORLD FUNDS, INC.
                       8730 STONY POINT PARKWAY, SUITE 205
                            RICHMOND, VIRGINIA 23235
                                 (800) 527-9525


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectuses of the Eastern European Equity Fund (the "Fund") as listed below, as they may be supplemented or revised from time to time. You may obtain prospectuses of the Fund, free of charge, by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 527-9525.

The Fund commenced operations on February 15, 1996 as the Vontobel Eastern European Equity Fund, a separate portfolio (the "Predecessor Fund") of the Vontobel Funds, Inc. On November 8, 2004, the Predecessor Fund was reorganized as a new portfolio of the Company.

The Fund's audited financial statements and notes thereto for the year ended December 31, 2006 and the unqualified report of Tait, Weller & Baker LLP, the Fund's independent registered public accounting firm, on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended December 31, 2006 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Fund, at the Company's website www.theworldfunds.com or by calling (800) 527-9525.

Current prospectuses:

o        Class A Shares dated May 1, 2007
o        Class C Shares dated May 1, 2007

                                TABLE OF CONTENTS

                                                                            PAGE

General Information...............................................1
Additional Information About The Fund's Investments...............1
Investment Objective..............................................1
Strategies and Risks..............................................1
Investment Programs...............................................1
Investment Restrictions..........................................11
Disclosure Of Portfolio Securities Holdings......................12
Management of the Company........................................14
Principal Securities Holders.....................................25
Investment Adviser and Advisory Agreement........................25
Management-Related Services......................................27
Portfolio Transactions...........................................29
Capital Stock and Dividends......................................30
Distribution.....................................................31
Additional Information about Purchases and Sales.................32
Special Shareholder Services.....................................33
Tax Status.......................................................34
Investment Performance...........................................36
Financial Information............................................39
Proxy and Corporate Action Voting Policies and ProceduresAppendix A

21

                               GENERAL INFORMATION

The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund". This SAI relates to the prospectuses for Class A, Institutional and Class C shares of the Fund. The Fund is a separate investment portfolio or series of the Company. The Fund is a "diversified" series as that term is defined in the 1940 Act. The Fund commenced operations as a separate portfolio of the Vontobel Funds, Inc. (the "Predecessor Fund"). On November 8, 2004, the Predecessor Fund was reorganized as a new portfolio of the Company. References in this SAI are to the Predecessor Fund's current name. In addition, certain of the financial information contained in this SAI is that of the Predecessor Fund's.

As of the date of this SAI, the Fund is authorized to issue three classes of shares: Class A Shares, imposing a front-end sales charge of up to a maximum of 5.75% and charging a 0.25% 12b-1 fee; Institutional Shares imposing no front-end sales charge, charging a two percent (2.00%) deferred sales charge if shares are redeemed within ninety (90) days of purchase and not charging 12b-1 fees; and Class C Shares charging no front-end sales charge, charging a deferred sales charge of 2.00% if shares are redeemed within two (2) years after purchase and charging a 1.00% 12b-1 fee. Each class of shares are substantially the same as they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. See "Capital Stock and Dividends" in this SAI.

             ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objective and policies. The Fund's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Directors of the Company without shareholder approval.

                              INVESTMENT OBJECTIVE

The Fund's investment objective is to achieve capital appreciation.

All investments entail some market and other risks. For instance, there is no assurance that the Fund will achieve its investment objective. You should not rely on an investment in the Fund as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectuses. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

                               INVESTMENT PROGRAMS

Convertible Securities --The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Warrants -- The Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Illiquid Securities -- The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, the term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Initial Public Offerings ("IPO") - The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Debt Securities -- For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. Debt securities include obligations of governments, instrumentalities and corporations. The debt securities in which the Fund may invest will be rated at the time of purchase Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by Standard & Poor's Rating Group ("S&P"), or foreign securities not subject to standard credit ratings, which the Fund's sub-adviser believes are of comparable quality. Debt securities rated Baa by Moody's or BBB by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

Strategic Transactions -- The Fund may utilize a variety of investment strategies to hedge various market risks (such as interest rates, currency exchange rates, and broad specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain (strategies described in more detail below). Such strategies are generally accepted as modern portfolio management and are regularly utilized by many mutual funds and institutional investors. Techniques and instruments may change over time as new instruments and strategies develop and regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as they are in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could also be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lower trading volume and liquidity.

Options -- The Fund may purchase and sell options as described herein.

Put and Call Options -- A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. The Fund may purchase a put option on a security to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in market value by giving the Fund the right to sell such instrument at the option exercise price. Such protection is, of course, only provided during the life of the put option when the Fund is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity to profit from a market increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option, or, which it will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply and demand for credit conditions, and the general interest rate environment. The premium received by a Fund or writing covered call options will be recorded as a liability in its statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value ("NAV") per share is computed (close of the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

The premium paid by the Fund when purchasing a put option will be recorded as an asset in its statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's NAV per share is computed (close of the NYSE), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

The purchase of a put option will constitute a short sale for federal tax purposes. The purchase of a put at a time when the substantially identical security held long has not exceeded the long term capital gain holding period could have adverse tax consequences. The holding period of the long position will be cut off so that even if the security held long is delivered to close the put, short term gain will be recognized. If substantially identical securities are purchased to close the put, the holding period of the securities purchased will not begin until the closing date. The holding period of the substantially identical securities not delivered to close the short sale will commence on the closing of the short sale.

The Fund will purchase a call option only to close out a covered call option it has written. It will write a put option only to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or, to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If it cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlement may become available in the future. Index options and Eurocurrency instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options;
(2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (4) interruption of the normal operations of the OCC or an exchange; (5) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. Although not required to do so, the Fund generally expects to enter into OTC options that have cash settlement provisions. Unless the parties provide otherwise, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Fund's sub-adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization (a "NRSRO"). The staff of the U.S. Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge against a decrease in the value of the underlying securities or instruments in its portfolio. The premium may also increase the Fund's income.

The sale of put options can also provide income.

The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, and Eurocurrency instruments (see "Eurocurrency Instruments" below for a description of such instruments) that are traded in U.S. and foreign securities exchanges and in the over-the-counter markets, and futures contracts. The Fund may purchase and sell call options on currencies. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, convertible securities, and Eurocurrency instruments (whether or not the Fund holds the above securities in its portfolio), and futures contracts. The Fund may not purchase or sell futures contracts on individual corporate debt securities. The Fund may purchase and sell put options on currencies. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price. For tax purposes, the purchase of a put is treated as a short sale, which may cut off the holding period for the security. Consequently, the purchase of a put is treated as generating gain on securities held less than three months or short term capital gain (instead of long term) as the case may be.

Options on Securities Indices and Other Financial Indices -- The Fund may also purchase and sell call and put options on securities indices and other financial indices. By doing so, the Fund can achieve many of the same objectives that it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or any other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Futures -- The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or currency market changes and for risk management purposes. The use of futures for hedging is intended to protect the Fund from (1) the risk that the value of its portfolio of investments in a foreign market may decline before it can liquidate its interest, or (2) the risk that a foreign market in which it proposes to invest may have significant increases in value before it actually invests in that market. In the first instance, the Fund will sell a future based upon a broad market index which it is believed will move in a manner comparable to the overall value of securities in that market. In the second instance, the Fund will purchase the appropriate index as an "anticipatory" hedge until it can otherwise acquire suitable direct investments in that market. As with the hedging of foreign currencies, the precise matching of financial futures on foreign indices and the value of the cash or portfolio securities being hedged may not have a perfect correlation. The projection of future market movement and the movement of appropriate indices is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Regulatory policies governing the use of such hedging techniques require the Fund to provide for the deposit of initial margin and the segregation of suitable assets to meet its obligations under futures contracts. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurocurrency instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements, particularly the rules and regulations of the Commodity Futures Trading Commission. The Fund will use such techniques only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit an amount of cash or other specified assets (initial margin), which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances) with a financial intermediary as security for its obligations. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantage price or that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Currency Transactions -- The Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract between the parties, at a specified price. These contracts are traded in the interbank market and conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement or commissions charges. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies. Currency swaps operate similarly to an interest rate swap (described below). The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO, or (except for OTC currency options) are determined to be of equivalent credit quality by the Fund's sub-adviser.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Fund is engaging in proxy hedging (see "Proxy Hedging," below). If the Fund enters into a currency hedging transaction, it will comply with the asset segregation requirements described below. Cross currency hedges may not be considered "directly related" to the Fund's principal business of investing in stock or securities (or options and futures thereon), resulting in gains therefrom not qualifying under the "less than 30% of gross income" test of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure and transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund's dealing in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging").

Transaction Hedging -- Transaction Hedging occurs when the Fund enters into a currency transaction with respect to specific assets or liabilities. These specific assets or liabilities generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income therefrom. The Fund may use transaction hedging to preserve the United States dollar price of a security when they enter into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging -- Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use position hedging when the Fund's sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

Cross Hedging -- The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or expects to have portfolio exposure.

Proxy Hedging -- To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and buying U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the sub-adviser considers that the Swedish krona is linked to the euro, the Fund holds securities denominated in Swedish krona and the sub-adviser believes that the value of Swedish krona will decline against the U.S. dollar, the sub-adviser may enter into a contract to sell euros and buy U.S. dollars.

Combined Transactions -- The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward foreign currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single Strategic Transaction or when the sub-adviser believes that it is in the Fund's best interests to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the sub-adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Eurocurrency Instruments -- The Fund may make investments in Eurocurrency instruments. Eurocurrency instruments are futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR") or to the interbank rates offered in other financial centers. Eurocurrency futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurocurrency futures contracts and options thereon to hedge against changes in LIBOR and other interbank rates, to which many interest rate swaps and fixed income instruments are linked.

Segregated and Other Special Accounts -- In addition to other requirements, many transactions require the Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through the ownership of the underlying security, financial instruments or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or segregate liquid high grade assets equal to the excess of the index value over the exercise price industry or other on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price. A currency contract which obligates the Fund to buy or sell currency will generally requires the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange-listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange-listed options sold by the Fund other than those generally settle with physical delivery, and the Fund will segregate an amount of liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating sufficient liquid assets. Such assets may consist of cash, cash equivalents, liquid debt securities or other liquid assets.

With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets, if the Fund holds a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offered in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, liquid assets equal to any remaining obligation would need to be segregated.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Depositary Receipts -- American Depositary Receipts ("ADRs") are receipts typically issued in the U.S. by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Like ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Registered Depositary Certificates ("RDCs") represent receipts for a foreign security. However, they are issued outside of the U.S. The Fund may also invest in EDRs, GDRs and RDCs.

EDRs, GDRs and RDCs involve risks comparable to ADRs, as well as the fact that they are issued outside of the U.S. Furthermore, RDCs involve risks associated with securities transactions in Russia.

Temporary Defensive Positions -- When the Fund's sub-adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements. For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Fund is in a temporary defensive position, it is not pursuing its stated investment policies. The sub-adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such alternative strategies will be utilized.

U.S. Government Securities -- The Fund may invest in U.S. Government Securities. The term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the full faith and credit of the United States. Securities issued or guaranteed by U.S. Government agencies or U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision.

Repurchase Agreements -- As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that are collateralized by U.S. Government Securities. The Fund may enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risks similar to those of the debt securities in which the Fund invests. Under a repurchase agreement, the Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under a repurchase agreement is considered to be a loan by the Fund. The Fund's sub-adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Fund's right to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

If the buyer under a repurchase agreement becomes insolvent, the Fund's right to re-acquire its securities may be impaired. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the buyer of the securities before repurchase of the securities under a reverse repurchase agreement, it may encounter delay and incur costs before being able to apply the cash held to purchase replacement securities. Also, the value of such securities may increase before it is able to purchase them.

Portfolio Turnover -- Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Fund's sub-adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the sub-adviser's opinion, to meet the Fund's objective. The sub-adviser anticipates that the average annual portfolio turnover rate of the Fund will be less than 100%.

Other Investments -- The Board of Directors may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Fund's investment objective and that such investment would not violate the Fund's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions -- The Fund has adopted the following fundamental investment restrictions. The fundamental investment restrictions cannot be changed without approval by the vote of a "majority of the outstanding voting securities" of the Fund.

As a matter of fundamental policy, the Fund will not:

1) As to 75% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer.

2) Purchase stock or securities of an issuer (other than the obligations of the United States or any agency or instrumentality thereof) if such purchase would cause the Fund to own more than 10% of any class of the outstanding voting securities of such issuer.

3) Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended, or any foreign law restricting distribution of securities in a country of a foreign issuer.

4) Buy or sell commodities or commodity contracts, provided that the Fund may utilize not more than 1.00% of its assets for deposits or commissions required to enter into and forward foreign currency contracts for hedging purposes.

5) Borrow money except for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets.

6)    Make loans, except that the Fund may (1) lend portfolio securities; and
      (2) enter into repurchase agreements secured by U.S. Government securities.

7) Invest more than 25% of the Fund's total assets in securities of one or more issuers having their principal business activities in the same industry. For the purpose of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

8) Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets.

9) Invest in interests in oil, gas, or other mineral explorations or development programs.

10)   Issue senior securities.

11) Participate on a joint or a joint and several basis in any securities trading account.

12) Purchase or sell real estate (except that the Fund may invest in: (i) securities of companies which deal in real estate or mortgages; and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities).

13)   Invest in companies for the purpose of exercising control.

14) Purchase securities on margin, except that it may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities.

15)   Engage in short sales.

In applying the fundamental investment policies and restrictions:

(a) Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

(b) Except with respect to their fundamental limitations with respect to borrowings, the Fund adheres to the percentage restrictions on investment or utilization of assets set forth above at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

Non-Fundamental Policies and Restriction -- In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectuses and elsewhere in the SAI, the Fund will be subject to the following investment restrictions. Theses restrictions are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

As a matter of non-fundamental policy, the Fund may not:

1)    Invest more than 15% of its net assets in illiquid securities.

                 DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Company maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board of Directors reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Company's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Company's President and to senior management at the Company's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Company's President and/or senior management at CSS.

   The Company is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Company's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Company transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.



The Company's service providers which have contracted to provide services to the Company and its funds, including, for example, the custodian and the Fund accountants, and which require portfolio holdings information in order to perform those service, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Company has a legitimate business purpose for doing so. The Company has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Company's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Company regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4. to the Company's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.



   The Company currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.



   Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Company will refer the third-party to the latest regulatory filing.



   Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board of Directors of the Company. The Board of Directors has authorized the President of the Company and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board of Directors of the Company.



   All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Company and its shareholders. There may be instances where the interests of the Company's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, any principal underwriter for the Company or an affiliated person of the Company (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board of Directors of the Company, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.



   Affiliated persons of the Company who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Company and third party service providers of the Company receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.


Neither the Company nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                            MANAGEMENT OF THE COMPANY

Directors and Officers -- The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders. The directors are experienced businesspersons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund and reviews performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the adviser, the sub-adviser and the principal underwriter, and officers of the Company, are noted with an asterisk(*).

------------------------------------------------------------------------
                                                             Other
                                                             Directorships
                                                             by
                                                             Directors
                           Number  Principal Occupation(s)   and
                           of     During the Past Five Years Number of
               Position(s) Funds                             Funds in
    Name,       Held with  in                                the
 Address and     Company   Company                           Complex
  year born    and Tenure  Overseen                           Overseen
------------------------------------------------------------------------
------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
John Pasco,    Chairman,   10     Treasurer and Director of  World
III*(1)        Director           Commonwealth Shareholder   Insurance
8730 Stony     and                Services, Inc. (fund       Trust - 1
Point Pkwy     President          administrator) since       Fund
Suite 205      since 1997         1985; President and
Richmond, VA                      Director of First
23235                             Dominion Capital Corp.
(1945)                            (broker-dealer) and Fund
                                  Services, Inc. (transfer
                                  agent) since 1987;
                                  President and Treasurer
                                  of Commonwealth Capital
                                  Management, Inc.
                                  (investment adviser)
                                  since 1983; President of
                                  Commonwealth Capital
                                  Management, LLC since
                                  1984; President and
                                  Director of Commonwealth
                                  Fund Accounting, Inc.
                                  since 2004; Director of
                                  American Growth Fund
                                  (investment company)
                                  since December 2006; and
                                  Chairman and Trustee of
                                  World Insurance Trust
                                  (investment company)
                                  since 2002.    Mr. Pasco
                                  is also a certified
                                  public accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd,   Director    10     Retired.  Manager of the   World
Jr.*(1) 8730   since 1997         Customer Services          Insurance
Stony Point                       Operations and Accounting  Trust - 1
Pkwy                              Division of the Potomac    Fund
Suite 205                         Electric Power Company
Richmond, VA                      from 1978 to 2005;         Satuit
23235                             Trustee of World           Capital
(1940)                             Insurance Trust            Management
                                  (investment company)       Trust - 1
                                  since 2002; Trustee of     Fund
                                  Satuit Capital Management
                                  Trust (investment
                                  company) since 2002; and
                                  a Trustee of Janus
                                  Advisors Series Trust
                                 (investment company)
                                  from 2003 to 2005.
------------------------------------------------------------------------
------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
William E.     Director    10     Financial and Tax          World
Poist          since 1997         Consultant, Management     Insurance
8730 Stony                        Consulting for             Trust - 1
Point Pkwy                        Professionals since 1974;  Fund
Suite 205                         Trustee of Satuit Capital
Richmond, VA                      Management Trust           Satuit
23235                             (investment company)       Capital
(1939)                            since 2003; and a Trustee  Management
                                  of World Insurance Trust   Trust - 1
                                  (investment company)       Fund
                                  since 2002.  Mr. Poist is
                                  also a certified public
                                   accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Paul M.        Director    10     President of Alfred J.     World
Dickinson      since 1997         Dickinson, Inc. Realtors   Insurance
8730 Stony                        since 1971; Trustee of     Trust - 1
Point Pkwy                        Satuit Capital Management  Fund
Suite 205                         Trust (investment
Richmond, VA                      company) since 2003; and   Satuit
23235                             a Trustee of World         Capital
(1947)                            Insurance Trust            Management
                                  (investment company)       Trust - 1
                                  since 2002.                Fund
------------------------------------------------------------------------
------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------
------------------------------------------------------------------------
Karen M.       Secretary   N/A    Executive Vice President   N/A
Shupe  8730    since 2005         of Administration and
Stony Point    and                Accounting, Commonwealth
Pkwy           Treasurer          Shareholder Services,
Suite 205      since 2006         Inc. since 2003;
Richmond, VA                      Financial Reporting
23235                             Manager, Commonwealth
(1964)                            Shareholder Services,
                                  Inc. from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
*David D.      Chief       N/A    Co-Founder and Managing    N/A
Jones, Esq.    Compliance         Member of Drake
230 Spring     Officer            Compliance, LLC
Hills Dr.,     since 2006         (compliance consulting
Suite 340                         firm) since 2004; founder
Spring, TX                        and controlling
77380                             shareholder of David
(1957)                            Jones & Associates (law
                                  firm) since 1998; President and Chief
                                  Executive Officer of Citco Mutual Fund
                                  Services, Inc. (investment company service
                                  providers) from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Leland H.      President   N/A    President of CSI Capital   N/A
Faust*         of the CSI         Management, Inc.
600            Equity             (investment adviser)
California     Fund               since 1978; Partner,
St, 18th Floor Series             Taylor & Faust (law firm)
San            since 1997         since 1975.
Francisco,
CA  94108
(1946)
------------------------------------------------------------------------
------------------------------------------------------------------------
John T.        Vice        N/A    President of Third         N/A
Connor, Jr. *  President          Millennium Investment
1185 Avenue    of the             Advisors, LLC (investment
of the         Company            adviser) since 1998;
Americas,      and                Chairman of ROSGAL
32nd Fl.       President          Insurance since 1993;
New York, NY   of the             and a Director of Teton
10036          Third              Energy Corporation since
(1941)         Millennium         1993.
               Russia
               Fund
               Series
               since 1998
------------------------------------------------------------------------
------------------------------------------------------------------------
Robert J.      Vice        N/A    Chairman, President and    N/A
Sullivan*      President          Treasurer of Satuit
2807 Gaston    of the             Capital Management Trust
Gate           Company            (investment company)
Mount          and                since December 2000;
Pleasant, SC   President          Managing Director and
29466          of the             Investment Officer of
(1960)         GenomicsFund       Satuit Capital
               Series             Management, LLC
               since 2003         (investment adviser)
                                   since 2000.
------------------------------------------------------------------------
------------------------------------------------------------------------
Jeffrey W.     Vice        N/A    Chief Operating Officer    N/A
Taylor*        President          of Dividend Capital
518 - 17th     of the             Investments LLC
Street         Company,           (investment adviser)
Suite 1700     and                since 2005; Vice
Denver, CO     President          President of Business
80202          of the             Services from 2004 to
(1973)         Dividend           2005; Product Manager,
               Capital            INVESCO Inc. from July
               Realty             2003 to January 2004;
               Income             Manager of Marketing and
               Fund               Business Analytics,
               Series             INVESCO Funds Group Inc.
               since 2006         from 1999 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Gunter         Vice        N/A    Vice President, Vontobel   N/A
Faschang*      President          Asset Management
450 Park       of the             (investment adviser)
Avenue         Company            since 2001 and head of
New York, NY   and                Eastern European equity
10022          President          management and research,
(1972)         of the             Vontobel Asset Management
               Eastern            AG since 2001.
               European
               Equity
               Fund
               Series
               since 2001
------------------------------------------------------------------------
------------------------------------------------------------------------
J. Allen Gray* Vice        N/A    Managing Partner at        N/A
Shrewsbury     President          Osprey Partners
Executive      of the             Investment Management,
Center II, J.  Company            LLC since 2004; Principal
Allen Gray*    and                at Osprey Partners
Shrewsbury     President          Investment Management,
Executive      of Vice            LLC from 2002 to 2004;
Center II,     President          Senior Vice President at
1040 Broad     of the             Osprey Partners
Street,        Company            Investment Management,
Shrewsbury,    and                LLC from 1999 to 2002.
New Jersey     President
07702          of the
(1961)         Osprey
               Concentrated
               Large Cap
               Value
               Equity
               Fund
               Series
               since 2006
------------------------------------------------------------------------

(1) Mr. Pasco is considered to be an "interested person" as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Fund and to the GenomicsFund series of the Company; (3) he is an affiliated person of Third Millennium Investment Advisers, LLC, which serves as the investment adviser to the Third Millennium Russia Fund, and Satuit Capital Management, LLC, which serves as the investment sub-adviser to GenomicsFund; (4) he owns First Dominion Capital Corp. ("FDCC"), the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, FDCC, the Company's underwriter, and Fund Services, Inc., the Company's Transfer and Disbursing Agent. Additionally, Mr. Boyd is considered to be an "interested person" with respect to the Osprey Concentrated Large Cap Value Equity Fund, another series of the Company, because he is a member of the immediate family of an affiliated person of Osprey Partners Investment Management, LLC, which serves as the investment adviser to that fund.

Each director holds office for an indefinite term and until the earlier of: the Company's next annual meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each officer holds office at the pleasure of the Board of Directors and serves for a period of one year, or until his successor is duly elected and qualified.

The Company has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board of Directors the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Directors. During its most recent fiscal year ended December 31, 2006, the Audit Committee met four times.

The Company has a standing Governance and Nominating Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Governance and Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During its most recent fiscal year ended December 31, 2006, the Governance and Nominating Committee met four times.

The Company has a standing Pricing and Brokerage Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Pricing and Brokerage Committee, under procedures established by the Board, determines a price for a security held by a fund when there is no readily available market price for that security. The Pricing and Brokerage Committee reports its findings to the full Board on a quarterly basis, as necessary. During its most recent fiscal year ended December 31, 2006, the Pricing and Brokerage Committee met four times.

As of December 31, 2006, the directors beneficially owned the following dollar range of equity securities in the Fund as indicated below:

Name of Director         Dollar Range of        Aggregate Dollar Range
                         Equity Securities in   of Equity Securities
                         the Fund               in All Funds of the
                                                Company Overseen by
                                                the Directors

John Pasco, III          None                   Over $100,000
Samuel Boyd, Jr.         $1-$10,000             $10,001-$50,000
Paul Dickinson           $1-$10,000             $10,001-$50,000
William Poist            $10,001-$50,000        $10,001-$50,000

For the fiscal year ended December 31, 2006, the directors received the following compensation from the Company:

                                Aggregate Pension
                                  compensatioor
                               from the   retirementTotal
                               Fund for   benefits  compensation
                               fiscal     accrued   from the
Name and position held         year       as part   Company(2)
                                  ended of Fund
                                December expenses
                               31,
                               2006(1)

John Pasco, III, Chairman      $-0-       N/A       $-0-
Samuel Boyd, Jr., Director     $2,800     N/A       $28,800
Paul M. Dickinson, Director    $2,800     N/A       $27,800
William E. Poist, Director     $2,800     N/A       $27,800

(1) This amount represents the aggregate amount of compensation paid to the directors by the Fund for service on the Board of Directors for the Fund's fiscal period ended December 31, 2006.

(2) This amount represents the aggregate amount of compensation paid to the directors by all funds of the Company for the fiscal period ended December 31, 2006. The Company consisted of a total of ten funds as of December 31, 2006.

Sales Loads -- No front-end or deferred sales charges are applied to the purchase of Fund shares by current or former directors, officers, employees or agents of the Company, the Adviser, VAM, FDCC, and by the members of their immediate families. These sales waivers are in place because of the nature of the investor and in recognition of the reduced sales effort required to attract such investments.

Policies Concerning Personal Investment Activities -- The Fund, the Adviser, VAM and the principal underwriter have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies - The Company and the Fund's Sub-Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Company's policy delegates responsibility regarding proxy voting to the Sub-Adviser, subject to the Sub-Adviser's proxy voting policy and the supervision of the Board. The Sub-Adviser's proxy voting policy requires the Sub-Adviser to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Sub-Adviser's policy underscores the Sub-Adviser's concern that all proxy voting decisions be made in the best interests of the Fund shareholders. The Sub-Adviser's policy dictates that the Sub-Adviser vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Sub-Adviser on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

The Company's policy provides that, if a conflict of interest between the Sub-Adviser or its affiliates and the Fund arises with respect to any proxy, the Sub-Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board's instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Sub-Adviser, is most consistent with the Sub-Adviser's proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the directors without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Company is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, is available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

As of April 30, 2007, the following persons owned of record or beneficially 5% or more of the outstanding voting shares of the Fund:

Names and addresses                               Number of SharesPercent of
Fund


Management Ownership -- As of April 30, 2007, the directors and officers, as a group, owned less than 1% of the outstanding shares of the Company, its series or classes.

                  INVESTMENT ADVISER AND ADVISORY AGREEMENT

Investment Adviser -- Commonwealth Capital Management, LLC, ("CCM" or the "Adviser") 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, is the Fund's adviser. The Adviser is registered as an adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately held limited liability company. Mr. John Pasco, III, Chairman of the Board of the Company, is President of the Adviser and its sole owner.

The Adviser currently provides investment advisory services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, CCM provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM has entered into a sub-advisory agreement with Vontobel Asset Management, Inc. ("VAM"). CCM analyzes economic and market trends, periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision-making with respect to the Fund's investment program. VAM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold and provides the Fund and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.60% of the investment advisory fees received by CCM. VAM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses until December 31, 2007 so that the ratio of total annual operating expenses of the Fund's Class A, Institutional and Class C shares is limited to 2.75%, 2.75% and 3.50%, respectively. This limit does not apply to interest, taxes, distribution (i.e., 12b-1) fees, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of fees waived or reimbursed. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund (or the Predecessor Fund) during any of the previous three (3) years, less any reimbursement previously paid by the Fund (or the Predecessor Fund) to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund (or the Predecessor Fund). The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

On November 8, 2004, the Predecessor Fund was reorganized into a new series of the Company (i.e., the Fund). Prior to the reorganization, CCM was the investment adviser to the Predecessor Fund. For the fiscal year ended December 31, 2004, CCM earned and received fees from the Fund and the Predecessor Fund of $516,973. For the fiscal year ended December 31, 2005, CCM earned and received $756,836 in advisory fees. For the fiscal year ended December 31, 2006, CCM earned and received $892,488 in advisory fees.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

Sub-Adviser -- Vontobel Asset Management, Inc., 450 Park Avenue, New York, New York 10022. VAM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. VAM is a wholly owned subsidiary of Vontobel Holding AG, a Swiss bank holding company which is traded on the Swiss Stock Exchange.

Under the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision-making with respect to the Fund's investment program. VAM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold and provides the Company and its agents with records relating to its activities. The Adviser, from its advisory fee, pays VAM 60% of the advisory fee it receives from the Fund.

Portfolio Manager -- Mr. Faschang, Vice President of VAM since March, 2000 became portfolio manager of the Fund in May, 2001.

 Mr. Faschang currently serves as the portfolio manager for one other pooled investment vehicle, the Vontobel Eastern European Equity Fund, which is not available to U.S. investors. As of December 31, 2006, the Vontobel Eastern European Equity Fund had total net assets of 172,300,000 euros.

The Adviser does not believe that any material conflicts exist between Mr. Faschang's portfolio management of the Fund and his management of the Vontobel Eastern European Equity Fund. The Vontobel Eastern European Equity Fund and the Fund have substantially the same investment objectives, strategies and policies. In addition, the investment portfolios of the Vontobel Eastern European Equity Fund and the Fund are substantially the same. The Adviser believes that the allocation of investment opportunities is not an issue between these two entities because investment opportunities are allocated equally between the two entities.

For his services as portfolio manager for the Fund and for the Vontobel Eastern European Equity Fund, Mr. Faschang is compensated by VAM. Mr. Faschang's compensation consists of two components. The first component is base salary which is fixed. The second component of compensation is a discretionary performance bonus which is partly determined by using the preceding three rolling performance numbers of the Fund versus the Nomura Research Institute's ("NRI") Composite-11 Index and partly determined by senior management. Mr. Faschang does not receive any compensation directly from the Fund.

As of December 31, 2006, Mr. Faschang beneficially owned the following dollar range of equity securities in the Fund and in the Company:

                                  Dollar range            Aggregate dollar range
                              of equity securities    of    equity securities in
Name of Portfolio Manager     in the Fund             all  funds of the Company

Gunter Faschang                           None                  None


                           MANAGEMENT-RELATED SERVICES

Administration -- Pursuant to the Administrative Services Agreement with the Company (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. John Pasco III, Chairman of the Board of the Company, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based fee, computed daily and paid monthly at the annual rate of 0.20% of the average daily net assets of the Fund on the first $500 million and 0.15% on assets in excess of $500 million (which includes regulatory matters, backup of the pricing of shares of the Fund, administrative duties in connection with execution of portfolio trades, and certain services in connection with Fund accounting). CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters.

Prior to the reorganization, CSS also provided administrative services to the Predecessor Fund under the same fee structure. The table below shows the total amount of administrative fees that the Fund and the Predecessor Fund paid CSS for the last three fiscal years.

                   2004             2005             2006

                  $82,716          $120,828        $155,153

Custodian and Accounting Services -- Pursuant to a Custodian Agreement and the Accounting Agency Agreement with the Company, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Fund's securities and cash and as the Fund's accounting services agent. With the consent of the Company, BBH has designated The Depository Trust Company of New York ("DTC") as its agent to secure a portion of the assets of the Fund. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities acquired and held by the Fund outside the United States. Such appointments are subject to appropriate review by the Board. As the accounting services agent of the Fund, BBH maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business.

Transfer Agent -- Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Company's transfer and disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. John Pasco, III, Chairman of the Board of the Company, is the sole owner of FSI; therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Company, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor -- First Dominion Capital Corp. (the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of the Distributor, and is its President, Treasurer and a director. The Distributor is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. The Distributor is entitled to the front-end sales charge on the sales of Class A Shares as described in the prospectus and this SAI. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Fund shares as described in the applicable prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from certain classes of the Fund, as described in the applicable prospectus and this SAI.

Prior to the reorganization, the Distributor also served as the distributor of the Predecessor Fund. The table below shows the total compensation that the Fund and the Predecessor Fund paid to the Distributor for the last three fiscal years:

Fiscal
Year          Net Underwriting   Compensation on
Ended         Discounts and      Redemption and    Brokerage    Other
December 31   Commission         Repurchases       Commissions   Compensation(1)

2004             $29,755         $ 72,726           None          $ 38,473
2005             $63,682         $163,159           None          $153,772
2006             $47,508         $ 75,663           None          $187,765

(1) Fees received pursuant to the Fund's (and the Predecessor Fund's) Distribution (12b-1) and Services Fees.

Independent Accountants -- The Company's independent registered public accounting firm, Tait, Weller & Baker LLP, audits the Company's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Company's tax returns. Tait, Weller & Baker LLP is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of both the Adviser and VAM, in placing orders for the purchase and sale of securities, to seek to obtain the best price and execution for securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser or VAM, the Adviser or VAM arranges for execution of the transaction in a manner deemed to provide the best price and execution.

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser or VAM, when placing transactions, may allocate a portion of the Fund's brokerage to persons or firms providing the Adviser (or VAM) with investment recommendations, statistical research or similar services useful to the Adviser's (or VAM's) investment decision-making process. The term "investment recommendations or statistical research or similar services" means
(1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

Such services are one of the many ways the Adviser and VAM can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received, on the basis of transactions for the Fund, may be used by the Adviser (or VAM) for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.

The Board of Directors of the Company have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser and VAM have been instructed not to place transactions with an affiliated broker-dealer, unless such transactions are performed in accordance with the Fund's policies and procedures and the 1940 Act. The Board reviews all transactions which have been placed pursuant to those policies and procedures at its Board meetings.

When two or more funds that are managed by the Adviser or VAM are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each fund. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as a fund is concerned. In other cases, however, the ability of a fund to participate in volume transactions will be beneficial for a fund. The Board of Directors of the Company believes that these advantages, when combined with the other benefits available because of the Adviser's or VAM's organization, outweigh the disadvantages that may exist from this treatment of transactions.

The Fund and the Predecessor Fund paid brokerage commissions as follows:

                    2004             2005             2006

                    $165,171         $173,734        $242,008

                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue 1,050,000,000 shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to the Fund, and has further reclassified those shares as follows: Twenty Million (20,000,000) shares for Class A Shares; Fifteen Million (15,000,000) shares for Institutional Shares; and Fifteen Million (15,000,000) shares for Class C Shares. This SAI supplements the prospectuses for Class A, Institutional and Class C shares. As of the date of this SAI, the Fund has not yet begun to offer Institutional Shares.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in their discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. Shares will be maintained in open accounts on the books of the Transfer Agent. Each class of shares in the Fund (i.e., Class A, Institutional and Class C shares) bear pro-rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. For example, as described below, holders of Class A or Class C shares (as applicable) will bear the expenses of the Distribution 12b-1 and Service Plan applicable to it. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

If they deem it advisable and in the best interests of shareholders, the directors may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the directors. Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of the Automatic Investment Plan.

Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan -- The Board of Directors have adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represents an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Fund. At present, the Fund is authorized to offer Class A Shares, imposing a front-end sales charge of up to a maximum of 5.75% and charging a 0.25% 12b-1 fee; Institutional Shares imposing no front-end sales charge, charging a two percent (2.00%) deferred sales charge if shares are redeemed within ninety (90) days of purchase and not charging 12b-1 fees; and Class C Shares charging no front-end sales charge, charging a deferred sales charge of 2.00% if shares are redeemed within two (2) years after purchase and charging a 1.00% 12b-1 fee.

                                  DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). These non-cash concessions are in addition to the sales load described in the applicable prospectus. The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Computation of Offering Price - Class A Shares -- A hypothetical illustration of the computation of the offering price per share, using the value of the Fund's net assets attributable to Class A Shares and the number of outstanding Class A Shares at the close of business on December 31, 2006 and the Class A Shares' maximum front-end sales charge of 5.75%, is as follows:

           Net Assets                                   $80,710,820
           Outstanding Shares                             2,726,114
           Net Asset Value Per Share                    $     29.61
           Sales  Charge  (5.75% of the offering price) $      1.81
           Offering Price to Public                     $     31.42

Statement of Intention - The reduced sales charge and public offering price applicable to Class A Shares, as set forth in the prospectus, applies to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Class A Shares equal to 4.50% (declining to 1% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed Class A Shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

Plan of Distribution -- The Fund has a Plan of Distribution or "12b-1 Plan" for each of its Class A and Class C shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board of Directors of the Company and the expenses paid under the 12b-1 Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect. During the fiscal year ended December 31, 2006, the Distributor received $187,765 in distribution and service fees from the Fund.

The 12b-1 Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A Shares average daily net assets and 1.00% of the average daily net assets attributable to the Fund's outstanding Class C Shares. Under the Class C Shares' 12b-1 Plan, payments by the Company
(i) for distribution expenses may not exceed the annualized rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Class C Shares, and (ii) to an institution (a "Service Organization") for shareholder support services may not exceed the annual rates of 0.25% of the average daily net assets attributable to the Fund's outstanding Class C Shares which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Directors and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments.

Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers in Class A Shares or Class C Shares (as applicable).

The Company understands that Service Organizations may charge fees to their customers who are the beneficial owners of Class A Shares or Class C Shares (as applicable), in connection with their accounts with such Service Organizations. Any such fees would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Company, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class A Shares or Class C Shares (as applicable).

The Company's Board of Directors have concluded that there is a reasonable likelihood that the 12b-1 Plans will benefit the Fund. The 12b-1 Plans are subject to annual re-approval by a majority of the 12b-1 Directors and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plans with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plans are in effect, the nomination of the directors who are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.

               ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser or the Distributor and their affiliates may, out of their own resources and without additional cost to the Fund or its shareholders, pay a 1% solicitation fee to securities dealers or other financial intermediaries (collectively, a "Financial Intermediary") on each customer purchase solicited by the Financial Intermediary in excess of $1 million. These payments may be in addition to payments made by the Fund to the Financial Intermediary under the Fund's Rule 12b-1 Plan. For more information regarding the Fund's Rule 12b-1 Plan, please see "Distribution - Plan of Distribution."


               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares -- You may purchase Fund shares directly from the Distributor. You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution.

The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order, plus any applicable sales charge. Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment by the time the Fund prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Authorized institutions may charge their customers a processing or service fee in connection with the purchase or redemption of shares of the Fund. The amount and applicability of such a fee is determined and disclosed to its customers by each individual authorized institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectuses and this SAI. Your authorized institution will provide you with specific information about any processing or service fees you will be charged.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares -- Shareholders may exchange their shares for the same class of shares of any other fund of the Company, provided the shares of such fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholder sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments. However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until the third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the fund next computed after your request for exchange is received in proper form.

Waiver of Redemption Fees and Deferred Sales Charges - Deferred sales charges and redemption fees are waived for 401k and qualified investment plan platforms.


Eligible Benefit Plans -- An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds of the Company.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares -- You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board of Directors may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or
(c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectuses, the Fund offers the following shareholder services:

Regular Account -- The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectuses to open your account. Be sure to specify which class of shares you wish to invest in.

Telephone Transactions -- A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

Automatic Investment Plans -- Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans - Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Company at (800) 527-9525. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

                                   TAX STATUS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its investors. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its investors, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Distributions of Net Investment Income - The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to distributions that qualify as qualified dividend income, whether you take them in cash or in additional shares. Absent further legislation, the lower tax rates applicable to qualified dividend income will not apply to distributions on taxable years beginning after December 31, 2008.

A portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession in the United States and in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States) subject to certain holding period requirements by the Fund and shareholders. Absent further legislation, the maximum rates applicable to qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.


Distributions of Capital Gains - The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Effect of foreign investments on distributions - Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Investment in Complex Securities - The Fund may invest in complex securities, such as the shares of passive foreign investment companies and others. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Information on the Tax Character of Distributions - The Fund will inform you of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company - The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Directors reserves the right not to maintain the qualifications of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements - To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 of such calendar year, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares - Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Company, the IRS will require that you report a gain or loss on your redemption or exchange. The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Received Deduction for Corporations - Because the Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

For corporate investors in the Fund, dividend distributions designated to be from dividends received from qualifying domestic (U.S.) corporations may be eligible for a corporate dividends received deduction. Such dividends, including the deducted part, however, must be included in alternative minimum taxable income calculations.

Capital Loss Carryforwards -- As of December 31, 2006, the Fund had capital loss carryforwards of $1,689,240 available to offset future capital gains, all of which expires in 2010.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information -- From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                             6
            Yield = 2[(a-b +1) -1]
                       ---
                        cd

where:

a     =  dividends and interest  earned during the period.
b     =  expenses  accrued for the period  (net of reimbursements).
c     =  the  average   daily   number  of  shares   outstanding   during  the
         period that were entitled to receive dividends.
d     =  the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes.

Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Total Return Performance -- Total return quotations used by the Fund are based on standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of the Fund is calculated according to the following formula:

           n
      P(1+T) = ERV

where:

P        =       a hypothetical initial payment of $1,000
T        =       average annual total return
n        =       number of years (1, 5 or 10)
ERV      =       ending redeemable value of a hypothetical $1,000 payment
                 made at the beginning of the 1, 5 or 10 year periods
                 (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the Fund and the Predecessor Fund's average annual total return (before taxes) for the period or years indicated would be:

                            Periods ended December 31, 2006

                One Year       Five-Years     Ten-Years      Since Inception

Class A Shares  29.92%          31.60%          7.12%           10.49%(1)
Class C Shares  28.77%          N/A              N/A            35.20%(2)

(1) Class A Shares' commencement of operations was February 15, 1996.
(2) Class C Shares' commencement of operations was January 9, 2003.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for the Class A Shares of the Fund and the Predecessor Fund and Class C Shares are included in the applicable prospectus. Institutional Shares have not yet been offered. After-tax returns for Institutional Shares will be different.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or loses (e.g., short-term or long-term).

The Fund may also, from time to time, include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. The Fund may quote an aggregate total return figure in comparing total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australasia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Fund calculates its aggregate total return for the specific periods of time by assuming the investment of $1,000 in shares and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above. The Fund may also advertise the performance rankings assigned by the various publications and statistical services, including but not limited to, Capital Resource Advisors, Lipper Mutual Performance Analysis, Intersec Research Survey of non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's, Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA Today and other national or regional publications.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Company directly at:

                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                            Telephone: (800) 527-9525
                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal year end December 31, 2006 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent registered public accounting firm, Tait, Weller & Baker LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                      Appendix A

                         VONTOBEL ASSET MANAGEMENT, INC.

                        Proxy and Corporate Action Voting
                             Policies and Procedures

I.       POLICY.

Vontobel Asset Management, Inc. (the "Sub-Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Sub-Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Sub-Adviser's clients have delegated to the Sub-Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Sub-Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its investment advisory agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Sub-Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

When voting proxies or acting with respect to corporate actions on behalf of clients, the Sub-Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Sub-Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II.      PURPOSE.

The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Sub-Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.     PROCEDURES.

The Sub-Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Sub-Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Sub-Adviser makes an exception to the Guidelines.

The Sub-Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A.   Conflicts of Interest.

Where a proxy proposal raises a material conflict between the Sub-Adviser's interests and a client's interest, including a mutual fund client, the Sub-Adviser will resolve such a conflict in the manner described below:

1. Vote in Accordance with the Guidelines. To the extent that the Sub-Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Sub-Adviser shall vote in accordance with such pre-determined voting policy.

2.    Obtain  Consent of  Clients.  To the  extent  that the  Sub-Adviser  has discretion to deviate from the Guidelines with respect to the proposal in question, the Sub-Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Sub-Adviser will abstain from voting the securities held by that client's account.

3. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct the
      Sub-Adviser to forward all proxy matters in which the Sub-Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Sub-Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Sub-Adviser will abstain from voting the securities held by that client's account.

The Sub-Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this Section III, A.

B.       Limitations.

In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Sub-Adviser has determined that it is in the client's best interest, the Sub-Adviser will not vote proxies received. The following are certain circumstances where the Sub-Adviser will limit its role in voting proxies:

1.    Client  Maintains  Proxy  Voting  Authority.  Where a  client  specifies
      in   writing   that   it   will   maintain   the   authority   to   vote
      proxies itself or that it has delegated the right to vote proxies to a third party, the Sub-Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Sub-Adviser for such account, it will promptly be forwarded to the client or specified third party.

2. Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Sub-Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.    Limited  Value.  If  the  Sub-Adviser   determines  that  the  value  of
      a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Sub-Adviser may abstain from voting a client's proxies. The Sub-Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Sub-Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Sub-Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Sub-Adviser may recall the security for the purposes of voting.

5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Sub-Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.




IV.   RECORD KEEPING.

In accordance with Rule 204-2 under the Advisers Act, the Sub-Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Sub-Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Sub-Adviser to any written or oral client request for proxy voting information;
(vi) any documents prepared by the Sub-Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and
(vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Sub-Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Sub-Adviser voted proxies with respect to the clients' portfolio securities. The Sub-Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Sub-Adviser.

The Sub-Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Sub-Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

o        the name of the issuer of the portfolio security;
o        the exchange ticker symbol of the portfolio security(1);
o        the CUSIP number of the portfolio security(1);
o        the shareholder meeting date;
o        a brief description of the matter voted on;
o whether the matter was put forward by the issuer or a shareholder; o whether the mutual fund voted; o how the mutual fund cast its vote; and o whether the mutual fund cast its vote for or against management.

V.       GUIDELINES.

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.       Oppose.

The Sub-Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following: a. Proposals to stagger board members' terms; b. Proposals to limit the ability of shareholders to call special meetings; c. Proposals to require super majority votes; d. Proposals requesting excessive increases in authorized common or preferred shares where management provides  no  explanation  for  the  use or  need  of  these  additional
      shares;   e.   Proposals   regarding   "fair   price"   provisions;   f.
      Proposals regarding "poison pill" provisions; and g. Permitting "green mail".

2.    Providing cumulative voting rights.

B.    Approve.

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2.    Date and place of annual meeting.

3.    Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5. Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Sub-Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.    Limiting directors' liability.

7. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. The Sub-Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.    Employee Stock Purchase Plans.

10.   Establish 40 1(k) Plans.

C.    Case-By-Case.

The Sub-Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1.    Pay directors solely in stock;

2.    Eliminate director's mandatory retirement policy;

3.    Rotate annual meeting location or date;

4.    Changes in the state of incorporation;

5.    Social and corporate responsibility issues;

6.    Option and stock grants to management and directors; and

7. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

D.    Investment Company Issues.

From time to time the Sub-Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1.    Elect directors or trustees;

2.    Ratify or approve independent accountants;

3.    Approve a new investment adviser or sub-adviser;

4.    Approve a change to an investment advisory fee;

5.    Approve a Distribution (i.e., Rule 12b-1) Plan;

6. Approve a change in a fundamental investment objective, policy or limitation;

7.    Approve a change in the state of incorporation; and

8.    Approve a plan of reorganization or merger.

The Sub-Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment adviser or sub-adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Sub-Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.
[GRAPHIC OMITTED]

(1) The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

PART C - OTHER INFORMATION

Item 23.   Exhibits

(a)        Articles of Incorporation.

(a)(1) Articles of Incorporation of The World Funds, Inc. (the "Registrant") dated May 8, 1997, as filed with the State of Maryland Department of Assessments and Taxation ("State of Maryland") on May 9, 1997 are incorporated herein by reference to Exhibit No. 23(a)(1) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the U.S. Securities and Exchange Commission (the "SEC") on December 26, 2001.

(a)(2) Articles Supplementary dated July 29, 1997, as filed with the State of Maryland on July 30, 1997, creating the CSI Equity Fund and the CSI Fixed Income Fund, are incorporated herein by reference to Exhibit No. 23(a)(2) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(a)(3) Articles Supplementary dated June 19, 1998, as filed with the State of Maryland on June 23, 1998, creating the Third Millennium Russia Fund and The New Market Fund are incorporated herein by reference to Exhibit No. 23(a)(3) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(a)(4) Articles Supplementary dated June 22, 1998, as filed with the State of Maryland on June 24, 1998, increasing the authorized shares of the Registrant from 250,000,000 to 500,000,000, are incorporated herein by reference to Exhibit No. 23(a)(4) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC Commission on December 26, 2001.

(a)(5) Articles Supplementary dated December 9, 1999, as filed with the State of Maryland on March 2, 2000, creating the GenomicsFund.com, are incorporated herein by reference to Exhibit No. 23(a)(5) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(a)(6) Articles Supplementary dated April 3, 2000, as filed with the State of Maryland on April 27, 2000, creating the Global e Fund, are incorporated herein by reference to Exhibit No. 23(a)(6) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(a)(7) Articles Supplementary dated April 14, 2000, as filed with the State of Maryland on June 2, 2000, creating the Monument EuroNet Fund, are incorporated herein by reference to Exhibit No. 23(a)(2)(f) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on May 12, 2000.

(a)(8) Articles Supplementary dated May 24, 2000, as filed with the State of Maryland on June 6, 2000, increasing the authorized shares of the Registrant from 500,000,000 to 750,000,000, are incorporated herein by reference to Exhibit No. 23(a)(2)(g) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on August 18, 2000.

(a)(9) Articles Supplementary dated October 4, 2000, as filed with the State of Maryland on October 5, 2000, reclassifying shares of the Global e Fund into Class A and Class B Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(h) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on October 25, 2000.

(a)(10) Articles Supplementary dated December 29, 2000, as filed with the State of Maryland on January 8, 2001, creating Newby's Ultra Fund, are incorporated herein by reference to Exhibit No. 23(a)(10) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(a)(11)    Articles of Amendment  dated  January 10,  2001,  as filed with the State of Maryland on January 30, 2001, renaming the Newby's ULTRA Fund to the Newby Fund, are incorporated herein by reference to Exhibit No. 23(a)(3)(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on March 13, 2001.

(a)(12) Articles of Amendment dated March 9, 2001, as filed with the State of Maryland on March 12, 2000, reclassifying the existing shares of the Sand Hill Portfolio Manager Fund, CSI Equity Fund and the GenomicsFund.com as Class Y Shares, are incorporated herein by reference to Exhibit No. 23(a)(3)(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on March 13, 2001.

(a)(13) Articles Supplementary dated March 9, 2001, as filed with the State of Maryland on March 12, 2000, reclassifying certain of the authorized but unissued shares of the existing class of shares of each of the Sand Hill Portfolio Manager Fund, CSI Equity Fund and the GenomicsFund.com as Class A, Class B and Class C Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(j) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on March 13, 2001.

(a)(14) Articles of Amendment dated June 8, 2001, as filed with the State of Maryland on June 11, 2001, renaming Class B Shares of the to CSI Equity Fund as Institutional Shares, are incorporated herein by reference to Exhibit No.
           23(a)(14) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on February 7, 2002.

(a)(15) Articles Supplementary dated January 18, 2002, as filed with the State of Maryland on January 22, 2002, dissolving the Monument EuroNet Fund, are incorporated herein by reference to Exhibit No. 23(a) (15) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on February 7, 2002.

(a)(16) Articles of Amendment dated July 11, 2002, as filed with the State of Maryland on July 16, 2002, changing the name of the GenomicsFund.com Class Y, A, B and C Shares to the GenomicsFund Class Y, A, B and C Shares, respectively, are incorporated herein by reference to Exhibit No.
           23(a)(16) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on October 8, 2002.

(a)(17) Articles of Amendment dated September 3, 2002, as filed with the State of Maryland on September 5, 2002, changing the name of the Newby Fund to the Chase Mid-Cap Growth Fund; renaming Investment Class Shares of the Chase
           Mid-Cap Growth Fund to Class A Shares; and renaming Service Class Shares of the Chase Mid-Cap Growth Fund to Class C Shares, are incorporated herein by reference to Exhibit No. 23(a)(17) of of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on October 8, 2002.

(a)(18) Articles Supplementary dated December 9, 2002, as filed with the State of Maryland on December 16, 2002, creating the Lara Treasury Management Fund, are incorporated herein by reference to Exhibit No. 23(a)(18) of Post-Effective Amendment No. 27 to the Registrant's
           Registration Statement on Form N-lA (File Nos.333-29289/811-8255) as filed with the SEC on December 19, 2002.

(a)(19) Articles of Amendment dated November 4, 2002, as filed with the State of Maryland on November 6, 2002, renaming the existing shares of the New Market Fund and the Third Millennium Russia Fund as Class A Shares, are incorporated herein by reference to Exhibit No. 23(a)(19) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 19, 2002.

(a)(20) Articles Supplementary dated November 4, 2002, as filed with the State of Maryland on November 6, 2002, reclassifying shares of the New Market Fund and the Third Millennium Russia Fund into Class A, Class B and Class C shares, are incorporated herein by reference to Exhibit No. 23(a) (20) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 19, 2002.

(a)(21) Articles of Amendment dated March 21, 2003, as filed with the State of Maryland on March 22, 2003, renaming the
           Lara  Treasury  Management  Fund  A,  C and  Institutional
           Shares to the Lara U.S. Treasury Fund Class A, C and Institutional Shares, respectively, are incorporated herein by reference to Exhibit No. 23(a) (21) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

(a)(22) Articles Supplementary dated August 18, 2003, as filed with the State of Maryland on August 19, 2003, creating the Vontobel Eastern European Equity Fund, are incorporated herein by reference to Exhibit No. 23(a)(22) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

(a)(23) Articles of Amendment dated September 29, 2003, as filed with the State of Maryland on September 30, 2003, renaming B Shares of the New Market Fund as Institutional Shares; and renaming B Shares of the Third Millennium Russia Fund as Institutional Shares, are incorporated herein by reference to Exhibit No. 23(a)(23) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

(a)(24) Articles Supplementary dated October 8, 2003, as filed with the State of Maryland on October 9, 2003, creating the Dividend Capital Realty Fund, are incorporated herein by reference to Exhibit No. 23(a)(24) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

(a)(25) Articles of Amendment dated October 16, 2003, as filed with the State of Maryland on October 23, 2003, renaming the Dividend Capital Realty Fund as the Dividend Capital Realty Income Fund and renaming the following series of the Registrant as follows: Dividend Capital Realty Fund Class A, B, C and Y Shares to the Dividend Capital Realty Income Fund Class A, B, C and Y Shares, respectively, are incorporated herein by reference to Exhibit No. 23(a)(25) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

(a)(26) Articles Supplementary dated October 31, 2003, as filed with the State of Maryland on November 4, 2003, creating the Satuit Capital Micro Cap Fund, are incorporated herein by reference to Exhibit No. 23(a)(26) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255)as filed with the SEC on November 8, 2004.

(a)(27) Articles Supplementary dated October 31, 2003, as filed with the State of Maryland on November 4, 2003, creating the Satuit Capital Small Cap Fund, are incorporated herein by reference to Exhibit No. 23(a)(27) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

(a)(28) Articles of Amendment dated February 6, 2004, as filed with the State of Maryland on February 10, 2004, renaming Class Y Shares of the Dividend Capital Realty Income Fund as Class I Shares, are incorporated herein by reference to Exhibit No. 23(a)(28) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255)as filed with the SEC on November 8, 2004.

(a)(29) Articles of Amendment dated April 20, 2004, as filed with the State of Maryland on April 21, 2004, renaming the Vontobel Eastern European Equity Fund series as the Eastern European Equity Fund series, are incorporated herein by reference to Exhibit No. 23(a)(29) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

(a)(30) Articles of Amendment dated August 5, 2004, as filed with the State of Maryland on August 10, 2004, renaming Class B Shares of the Eastern European Equity Fund to the Eastern European Equity Fund Institutional Shares, are incorporated herein by reference to Exhibit No. 23(a)(30) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

(a)(31) Articles Supplementary dated August 13, 2004, as filed with the State of Maryland on August 17, 2004, increasing the authorized shares of the Registrant from 750,000,000 to 850,000,000, are incorporated herein by reference to Exhibit No. 23(a)(31) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

(a)(32) Articles of Amendment dated November 11, 2004, as filed with the State of Maryland on November 12, 2004 renaming the Lara U.S. Treasury Fund series to the Epoch International Small Cap Fund series, are incorporated herein by reference to Exhibit No. 23(a)(32) of Post
           Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 15, 2004.

(a)(33) Articles Supplementary dated May 6, 2005, as filed with the State of Maryland on May 10, 2005, creating the Epoch U.S. All Cap Equity Fund series, are incorporated herein by reference to Exhibit No. 23(a)(33) of Post Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 16, 2005.

(a)(34) Articles Supplementary dated August 10, 2005, as filed with the State of Maryland on August 10, 2005, creating the REMS Real Estate Value Opportunity Fund, are incorporated herein by reference to Exhibit No. 23(a)(34) of Post Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on August 15, 2005.

(a)(35) Articles of Amendment dated September 26, 2005, as filed with the State of Maryland on September 30, 2005, renaming the Class C Shares of the Epoch U.S. All Cap Equity Fund as Class P Shares, are incorporated herein by reference to Exhibit No. 23(a)(35) of Post Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 5, 2006.

(a)(36) Articles of Amendment dated September 26, 2005, as filed with the State of Maryland on September 30, 2005, renaming the Class C Shares of the Epoch International Small Cap Fund Class C Shares as Class P Shares, are incorporated herein by reference to Exhibit No. 23(a)(36) of Post Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 5, 2006.

(a)(37) Articles Supplementary dated September 29, 2005, as filed with the State of Maryland on September 30, 2005, increasing the authorized shares of the Registrant from 850,000,000 to 1,050,000,000, are incorporated herein by reference to Exhibit No. 23(a)(36) of Post Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No.s 333-29289 and 811-8255) as filed with the SEC on December 27, 2005.

(a)(38) Articles Supplementary dated October 21, 2005, as filed with the State of Maryland on October 21, 2005, creating the Epoch Global Equity Shareholder Yield Fund series, are incorporated herein by reference to Exhibit No. 23(a)(35) of Post Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A (File No.s 333-29289 and 811-8255) as filed with the SEC on November 1, 2005.

(a)(39) Articles Supplementary dated July 11, 2006, as filed with the State of Maryland on July 14, 2006, creating the Osprey Concentrated Large Cap Value Equity Fund, are incorporated herein by reference to Exhibit No. 23(a)(39) of Post Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on August 30, 2006.

(a)(40) Articles Supplementary dated January 17, 2007, as filed with the State of Maryland on January 19, 2007, creating the Abacus Quantitative Fund, are filed herewith.

(a)(41) Articles Supplementary dated January 17, 2007, as filed with the State of Maryland on January 19, 2007, creating the Abacus Small Cap Fund, are filed herewith.

(a)(42) Articles Supplementary dated January 25, 2007, as filed with the State of Maryland on January 31, 2007, creating the Symphony Wealth Management Ovation Fund, are filed herewith.

(a)(43) Articles Supplementary dated April 10, 2007, as filed with the State of Maryland on April 17, 2007, renaming the GenomicsFund series as the Satuit Capital Management Small Cap Fund series, are filed herewith.

(b)        By-Laws.

           By-Laws of the Registrant are incorporated herein by reference to Exhibit B of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on June 16, 1997.

(c) Instruments Defining Rights of Security Holders.

           See Article FIFTH and Article SEVENTH, Section 2 of the Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19; and Article II, Article III and Article XI of the By-laws, which are incorporated herein by reference to Exhibit B of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on June 16, 1997.

(d)        Investment Advisory Contracts.

(d)(1) Investment Advisory Agreement, dated October 14, 1997, between CSI Capital Management, Inc. and the Registrant, with respect to the CSI Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(2) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(d)(2) Investment Advisory Agreement dated December 21, 1999 between Third Millennium Investment Advisors, LLC and the Registrant, with respect to the Third Millennium Russia Fund, is incorporated herein by reference to Exhibit No. 23(d)(8) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(d)(3) Investment Advisory Agreement dated March 25, 2003 between Commonwealth Capital Management, LLC and the Registrant, with respect to the Satuit Capital Management Small Cap Fund (formerly GenomicsFund and GenomicsFund.com), is incorporated herein by reference to Exhibit No. 23(d)(4)(b) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(4)     Sub-Advisory   Agreement  dated  March  25,  2003  between
           Commonwealth   Capital   Management   and  Satuit  Capital
           Management, LLC, with respect to the Satuit Capital Management Small Cap Fund (formerly GenomicsFund and GenomicsFund.com), is incorporated herein by reference to Exhibit No. 23(d)(4)(c) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(5) Investment Advisory Agreement dated November 8, 2004 between Commonwealth Capital Management and the Registrant, with respect to the Eastern European Equity
           Fund  (formerly  the  Vontobel   Eastern  European  Equity
           Fund), is incorporated herein by reference to Exhibit No. 23(d)(15) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(6) Sub-Advisory Agreement dated November 8, 2004 between Commonwealth Capital Management and Vontobel Asset Management, Inc., with respect to Eastern European Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(16) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(7) Investment Advisory Agreement dated May 30, 2006 between Dividend Capital Investments LLC and the Registrant, with respect to the Dividend Capital Realty Income Fund (formerly the Dividend Capital Realty Fund), is incorporated herein by reference to Exhibit No. 23(d)(9) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(8) Investment Advisory Agreement dated January 14, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to the Epoch International Small Cap Fund (formerly the Lara U.S. Treasury Fund series), is incorporated herein by reference to Exhibit No.
           23(d)(8) of Post Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 16, 2005.

(d)(9) Investment Advisory Agreement dated July 25, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to the Epoch U.S. All Cap Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(11) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(10) Investment Advisory Agreement dated November 1, 2005 between Real Estate Management Services Group, LLC and the Registrant, with respect to the REMS Real Estate Value-Opportunity Fund, is incorporated herein by reference to Exhibit No. 23(d)(12) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(11) Investment Advisory Agreement dated December 27, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to the Epoch Global Equity Shareholder Yield Fund, is incorporated herein by reference to Exhibit No. 23(d)(13) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(12) Investment Advisory Agreement dated September 15, 2006 between Osprey Partners Investment Management, LLC and the Registrant, with respect to the Osprey Concentrated Large Cap Value Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(14) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

(e)        Underwriting Contracts.

(e)(1) Distribution Agreement dated August 23, 2006 and amended October 12, 2006 between First Dominion Capital Corporation and the Registrant is incorporated herein by reference to Exhibit No. 23(e) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

 (f) Bonus or Profit Sharing Contracts.

           Not Applicable.

(g)        Custodian Agreements.

(g)(1) Custodian Agreement dated July 25, 2005 between Brown Brothers Harriman & Co. and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(1) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(g)(2) Custody Agreement dated November 8, 2004 between UMB Bank and the Registrant is filed herewith.

(g)(2) Foreign Custody Manager Delegation Agreement dated June 26, 1998 between Brown Brothers Harriman & Co. and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(3) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(h)        Other Material Contracts.

(h)(1)     Administrative Services.

(h)(1)(a) Administration Services Agreement dated August 23, 2006 and amended October 12, 2006 between Commonwealth Shareholder Services, Inc. and the Registrant is incorporated herein by reference to Exhibit No. 23(h)(1)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as
                filed with the SEC on January 31, 2007.

(h)(2)     Transfer Agent.

(h)(2)(a) Transfer Agency and Services Agreement dated August 23, 2006 and amended October 12, 2006 between Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit No. 23(h)(2)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(h)(3)     Fund Accounting.

(h)(3)(a) Accounting Services Agreement dated August 23, 2006, as amended October 12, 2006, with amended and restated Schedule B dated February 15, 2007, between Commonwealth Fund Accounting, Inc. and the Registrant is filed herewith.

(h)(4)     Expense Limitation Agreements.

(h)(4)(a) Expense Limitation Agreement dated July 16, 2003 between Commonwealth Shareholder Services and the Registrant, with respect to the CSI Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(t) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(b) Expense Limitation Agreement dated September 1, 2003 between Third Millennium Investment Advisers, LLC and the Registrant, with respect to the Third Millennium Russia Fund, and further supplemented by commitments made by Commonwealth Capital Management, First Dominion Capital Corporation and Commonwealth Shareholder Services, is filed herewith.

(h)(4)(c) Expense Limitation Agreement dated May 1, 2006 between Commonwealth Capital Management and the Registrant, with respect to Satuit Capital Management Small Cap Fund (formerly GenomicsFund and
           GenomicsFund.com), is filed herewith.

(h)(4)(d) Expense Limitation Agreement dated November 8, 2004 between Commonwealth Capital Management and the Registrant, with respect to Class A Shares of the Eastern European Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(4)(i) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

(h)(4)(e) Expense Limitation Agreement dated November 8, 2004 between Commonwealth Capital Management and the Registrant, with respect to Class C Shares of the Eastern European Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(4)(j) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

(h)(4)(f) Expense Limitation Agreement dated November 8, 2004 between Commonwealth Capital Management and the Registrant, with respect to Institutional Shares (formerly Class B Shares) of the Eastern European Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(4)(k) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as
                filed with the SEC on November 8, 2004.

(h)(4)(g) Expense Limitation Agreement dated March 2, 2006 between Dividend Capital Investments LLC and the Registrant, with respect to Dividend Capital Realty Income Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(u) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as
                filed with the SEC on December 29, 2006.

(h)(4)(h) Expense Limitation Agreement dated January 14, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to Institutional Shares of the Epoch International Small Cap Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(l) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(i)       Expense  Limitation  Agreement  dated  May  12,  2006
                between Epoch Investment Partners, Inc. and the Registrant, with respect to Class P Shares of the Epoch International Small Cap Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(q) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(j)       Expense  Limitation  Agreement  dated  May  12,  2006
                between Epoch Investment Partners, Inc. and the Registrant, with respect to Class P Shares of the Epoch U.S. All Cap Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(r) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(k) Expense Limitation Agreement dated November 25, 2005 between Real Estate Management Services Group, LLC and the Registrant, with respect to the REMS Real Estate Value Opportunity Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(n) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(l) Expense Limitation Agreement dated December 27, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to Platform Shares of Epoch Global Equity Shareholder Yield Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(p) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(m) Expense Limitation Agreement dated December 27, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to Institutional Shares of Epoch Global Equity Shareholder Yield Fund, is incorporated herein by reference to Exhibit No. 23(h)(4)(m) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(h)(4)(n) Expense Limitation Agreement dated September 15, 2006 between Osprey Partners Investment Management, LLC and the Registrant, with respect to the Osprey Concentrated Large Cap Value Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(4)(s) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

(h)(5)     Shareholder Servicing Plan.

(h)(5)(a) Shareholder Servicing Plan dated November 16, 2005 and amended and restated September 15, 2006, with respect to Class P Shares of the Epoch Global Equity Shareholder Yield Fund, Epoch International Small Cap Fund, Epoch U.S. All Cap Equity Fund and Osprey Concentrated Large Cap Value Equity Fund, is filed herewith.

(h)(5)(b)

(i)        Legal Opinion.

(i)(1)     Opinion of Morgan, Lewis & Bockius LLP is filed herewith.

(j)        Other Opinions.

(j)(1)     Opinion and Consent of Tait, Weller & Baker LLP is filed herewith.

(k)        Omitted Financial Statements.

                Not Applicable.

(l) Initial Capital Agreements.

                Not Applicable.

(m)             Rule 12b-1 Plans.

(m)(1)          CSI Equity Fund

(m)(1)(a) Distribution and Service Plan for Class A Shares dated June 12, 2001 is incorporated herein by reference to Exhibit No. 23(m)(1)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(1)(b) Distribution and Service Plan for Class C Shares dated June 12, 2001 is incorporated herein by reference to Exhibit No. 23(m)(1)(b) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(2)          Third Millennium Russia Fund

(m)(2)(a) Distribution and Service Plan for Class A Shares dated November 6, 2002 is incorporated herein by reference to Exhibit No. 23(m)(2)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(2)(b) Distribution and Service Plan for Class B Shares (now known as Institutional) Shares dated August 4, 2003 is incorporated herein by reference to Exhibit No. 23(m)(2)(b) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(2)(c) Distribution and Service Plan for Class C Shares dated August 4, 2003 is incorporated herein by reference to Exhibit No. 23(m)(2)(c) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(3) Satuit Capital Management Small Cap Fund (formerly GenomicsFund and GenomicsFund.com)

(m)(3)(a) Distribution Plan for Class Y Shares dated March 10, 2001 is incorporated herein by reference to Exhibit No. 23(m)(3)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(3)(b) Distribution Plan for Class A Shares dated June 12, 2001 is incorporated herein by reference to Exhibit No. 23(m)(3)(b) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(3)(c) Distribution and Service Plan for Class B Shares dated June 12, 2001 is incorporated herein by reference to Exhibit No. 23(m)(3)(c) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(3)(d) Distribution and Service Plan for Class C Shares dated June 12, 2001 is incorporated herein by reference to Exhibit No. 23(m)(3)(d) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(4)          Eastern European Equity Fund

(m)(4)(a) Distribution and Service Plan for Class A Shares dated November 8, 2004 is incorporated herein by reference to Exhibit No. 23(m)(4)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(4)(b) Distribution and Service Plan for Class C Shares dated November 8, 2004 is incorporated herein by reference to Exhibit No. 23(m)(4)(b) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(5)          Dividend Capital Realty Income Fund.

(m)(5)(a) Distribution and Service Plan for Class Y (now known as Institutional) Shares dated December 15, 2003 is incorporated herein by reference to Exhibit No. 23(m)(5)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(5)(b) Distribution and Service Plan for Class A Shares dated December 15, 2003 is incorporated herein by reference to Exhibit No. 23(m)(5)(b) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(5)(c) Distribution and Service Plan for Class B Shares dated December 15, 2003 is incorporated herein by reference to Exhibit No. 23(m)(5)(c) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(5)(d) Distribution and Service Plan for Class C Shares dated December 15, 2003 is incorporated herein by reference to Exhibit No. 23(m)(5)(d) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(6)          Epoch International Small Cap Fund.

(m)(6)(a) Distribution and Service Plan for Class P Shares dated May 12, 2006 is incorporated herein by reference to Exhibit No. 23(m)(6)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(7)          Epoch U.S. All Cap Equity Fund.

(m)(7)(a) Distribution and Service Plan for Class P Shares dated May 12, 2006 is incorporated herein by reference to Exhibit No. 23(m)(7)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(8)          Epoch Global Equity Shareholder Yield Fund.

 (m)(8)(a) Distribution and Service Plan for Class P Shares dated December 27, 2005 is incorporated herein by reference to Exhibit No. 23(m)(8)(a) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(m)(9)     Osprey Concentrated Large Cap Value Equity Fund.

(m)(9)(a) Plan of Distribution Pursuant to Rule 12b-1 for Class P Shares dated September 15, 2006 is incorporated herein by reference to Exhibit No. 23(m)(12)(b) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

(n)        Rule 18f-3 Plans.

(n)(1) Rule 18f-3 Multiple Class Plan with respect to the CSI Equity Fund dated June 12, 2001 is incorporated herein by reference to Exhibit No. 23(n)(4) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(n)(2) Rule 18f-3 Multiple Class Plan dated November 6, 2002 with respect to the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(n)(2) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(n)(3) Rule 18f-3 Multiple Class Plan dated June 12, 2001 with respect to the Satuit Capital Management Small Cap Fund (formerly GenomicsFund and GenomicsFund.com) is incorporated herein by reference to Exhibit No. 23(n)(5) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(n)(4) Rule 18f-3 Multiple Class Plan dated November 8, 2004 with respect to the Eastern European Equity Fund is incorporated herein by reference to Exhibit No. 23(n)(4) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(n)(5) Rule 18f-3 Multiple Class Plan dated December 15, 2003 with respect to the Dividend Capital Realty Income Fund is incorporated herein by reference to Exhibit No. 23(n)(5) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(n)(6) Rule 18f-3 Multiple Class Plan dated January 15, 2005 with respect to the Epoch International Small Cap Fund is incorporated herein by reference to Exhibit No. 23(n)(6) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(n)(7) Rule 18f-3 Multiple Class Plan dated July 25, 2005 with respect to the Epoch U.S. All Cap Equity Fund is incorporated herein by reference to Exhibit No. 23(n)(7) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(n)(8) Rule 18f-3 Multiple Class Plan dated December 27, 2005 with respect to the Epoch Global Equity Shareholder Yield Fund is incorporated herein by reference to Exhibit No. 23(n)(8) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(n)(9) Rule 18f-3 Multiple Class Plan dated September 15, 2006 with respect to the Osprey Concentrated Large Cap Value Equity Fund is incorporated herein by reference to Exhibit No. 23(n)(12) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

(o)        Reserved.

(p)        Codes of Ethics

(p)(1) Combined Code of Ethics for the Registrant, The World Insurance Trust and Satuit Capital Management Trust (the investment sub-adviser to Satuit Capital Management Small Cap Fund), also adopted by Commonwealth Capital Management (the investment adviser for the Satuit Capital Management Small Cap Fund and Eastern European Equity
           Fund) and First Dominion Capital Corporation (the distributor for the Registrant), is filed herewith.

(p)(2) Code of Ethics of CSI Capital Management, Inc. (the investment adviser to CSI Equity Fund) to be filed by amendment.

(p)(3) Code of Ethics of Third Millennium Investment Advisors LLC (the investment adviser to Third Millennium Russia Fund) to be filed by amendment.

(p)(4) Code of Ethics of Vontobel Asset Management, Inc. (the investment sub-adviser to Eastern European Equity Fund)to be filed by amendment.

(p)(5) Code of Ethics of Dividend Capital Investments LLC (the investment adviser for the Dividend Capital Realty Income Fund) is incorporated herein by reference to Exhibit No. 23(p)(4) of Post Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 16, 2005.

(p)(6) Code of Ethics of Epoch Investment Partners, Inc. (the investment adviser for the Epoch International Small Cap Fund, the Epoch U.S. All Cap Equity Fund and the Epoch Global Equity Shareholder Yield Fund) is incorporated herein by reference to Exhibit No. 23(p)(5) of Post Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 16, 2005.

(p)(7) Code of Ethics of Real Estate Management Services Group, LLC (the investment adviser for the REMS Real Estate Value Opportunity Fund) is incorporated herein by reference to Exhibit No. 23(p)(6) of Post Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on August 15, 2005.

(p)(8) Code of Ethics of Osprey Partners Investment Management, LLC (the investment adviser for the Osprey Concentrated Large Cap Value Equity
           Fund) is incorporated herein by reference to Exhibit No. 23(p)(7) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

(q)        Powers of Attorney.

(q)(1) Powers-of-Attorney for each of Messrs. Samuel Boyd, Jr., Paul M. Dickinson and William E. Poist are filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Fund.

           None.

Item 25.   Indemnification.

     Reference is made to Article EIGHTH of the Registrant's Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser.

     The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's or sub-adviser's Form ADV listed opposite such investment adviser's or sub-adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name       of        Investment         Form ADV File No.
--------------------------------------- -----------------
Adviser/Sub-Adviser
-------------------
CSI         Capital         Management, 801-14549
Inc.
Third Millennium  Investment  Advisors, 801-55720
LLC
Commonwealth     Capital    Management, 801-60040
LLC
Vontobel Asset Management, Inc.         801-21953
Dividend      Capital       Investments 801-62453
LLC
Epoch Investment Partners, Inc.         801-63118
Real Estate Management  Services Group, 801-61061
LLC
Osprey Partners Investment  Management, 801-55893
LLC

Item 27.   Principal Underwriters.

     (a) First Dominion Capital Corporation also acts as underwriter to Vontobel Funds, Inc., The World Insurance Trust and Satuit Capital Management Trust.

     (b) First Dominion Capital Corp.

     The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by First Dominion Capital Corporation with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

   (c) Not Applicable.

Item 28.   Location Of Accounts And Records.

     The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

     (a) CSI Capital Management, Inc., 110 El Paseo, Santa Barbara, CA 93101 (records relating to its function as investment adviser to the CSI Equity Fund).

     (b) Third Millennium Investment Advisors, LLC, 1185 Avenue of the Americas New York, NY 10036 (records relating to its function as investment adviser to the Third Millennium Russia Fund).

     (c) UMB Bank, N.A., 928 Grand Blvd., 5th Floor, Kansas City, MO 64106 (records relating to its functions as custodian for each Fund).

     (d) Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as transfer agent to the Funds).

     (e) Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (Registrant's Articles of Incorporation, By-Laws, Minute Books and records relating to its function as administrator to the Funds).

     (f) Vontobel Asset Management, Inc., 450 Park Avenue, New York, NY 10022 (records relating to its function as the investment sub-adviser to the Eastern European Equity Fund).

     (g) First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as distributor to the Funds).

     (h) Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as fund accounting agent for the Funds).

     (i) Epoch Investment Partners, Inc., 640 Fifth Avenue, 18th Floor, New York, NY 10019 (records relating to its function as investment adviser to the Epoch International Small Cap Fund, the Epoch U.S. All Cap Equity Fund and the Epoch Global Equity Shareholder Yield Fund).

     (j) Commonwealth Capital Management, LLC, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as the investment adviser to Satuit Capital Management Small Cap Fund (formerly GenomicsFund and GenomicsFund.com) and the Eastern European Equity Fund).

     (k) Dividend Capital Investments LLC, 518 17th Street, Suite 1700 Denver, CO 80202 (records relating to its function as the investment adviser to the Dividend Capital Realty Income Fund).

     (l) Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, FL 34102-6407 (records relating to its function as the investment adviser to the REMS Real Estate Value Opportunity Fund).

     (m) Osprey Partners Investment Management, LLC, Shrewsbury Executive Center II, 1040 Broad Street, Shrewsbury, New Jersey 07702 (records relating to its function as the investment adviser to the Osprey Concentrated Large Cap Value Equity Fund series).

Item 29.   Management Services.

     There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 30.   Undertakings.

           None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 (the "Securities Act") and the Registrant has duly caused this Post-Effective Amendment No. 62 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 30th day of April 2007.

                                    THE WORLD FUNDS, INC.

                                    By:/s/ John Pasco, III
                                      -----------------------
                                       John Pasco, III
                                       Chairman and Chief Executive
                                       Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 62 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                 Title                          Date


John Pasco, III           Director, Chairman & Chief     April 30, 2007
                                Executive Officer
                 *
------------------------
Samuel Boyd, Jr.          Director                       April 30, 2007

                 *
------------------------
Paul M. Dickinson         Director                      April 30, 2007

                 *
------------------------
William E. Poist          Director                      April 30, 2007



/s/ Karen M. Shupe
Karen M. Shupe            Treasurer & Chief Financial    April 30, 2007
                          Officer



*By:
    /s/ John Pasco, III
     John Pasco, III
    Attorney-in-fact pursuant to Powers of Attorney as filed herewith.

INDEX TO EXHIBITS

EXHIBIT NO.   DESCRIPTION
Ex-99.A40     Articles Supplementary dated January 17, 2007, as filed with the
              State of Maryland on January 19, 2007, creating the Abacus
              Quantitative Fund
Ex-99.A41     Articles Supplementary dated January 17, 2007, as filed with the
              State of Maryland on January 19, 2007, creating the Abacus Small
              Cap Fund
Ex-99.A42     Articles Supplementary dated January 25, 2007, as filed with the
              State of Maryland on January 31, 2007, creating the Symphony
              Wealth Management Ovation Fund
Ex-99.A43     Articles Supplementary dated April 10, 2007, as filed with the
              State of Maryland on April 17, 2007, renaming the GenomicsFund series as the Satuit Capital Management Small Cap Fund series
Ex-99.G2      Custody Agreement dated November 8, 2004 between UMB
              Bank, N.A. and the Registrant
Ex-99.H3A     Accounting Services Agreement dated August 23, 2006, as amended
              October 12, 2006, with amended and restated Schedule B dated
              February 15, 2007, between Commonwealth Fund Accounting, Inc. and the Registrant
Ex-99.H4B     Expense Limitation Agreement dated September 1, 2003 between Third
              Millennium Investment Advisers, LLC and the Registrant, with respect to the Third Millennium Russia Fund, and further
              supplemented by commitments made by Commonwealth Capital
              Management, First Dominion Capital Corporation and Commonwealth
              Shareholder Services
Ex-99.H4C     Expense Limitation Agreement dated May 1, 2006 between
              Commonwealth Capital Management and the Registrant, with respect to Satuit Capital Management Small Cap Fund (formerly GenomicsFund and GenomicsFund.com)
Ex-99.H5A     Shareholder Servicing Plan dated November 16, 2005, as amended and restated September 15, 2006, with respect to Class P Shares of the
              Epoch Global Equity Shareholder Yield Fund, Epoch International
              Small Cap Fund, Epoch U.S. All Cap Equity Fund and Osprey
              Concentrated Large Cap Value Equity Fund
Ex-99.I1      Opinion of Morgan, Lewis & Bockius LLP
Ex-99.J1      Opinion and Consent of Tait, Weller & Baker LLP
Ex-99.P1      Combined Code of Ethics for the Registrant, The World
              Insurance Trust and Satuit Capital Management Trust (the investment sub-adviser to Satuit Capital Management Small Cap
              Fund), also adopted by Commonwealth Capital Management (the investment adviser for the Satuit Capital Management Small Cap
              Fund and Eastern European Equity Fund) and First Dominion Capital
              Corporation (the distributor for the Registrant)
Ex-99.Q1      Powers of Attorney for each of Messrs. Samuel Boyd,
              Jr., Paul M. Dickinson and William E. Poist

                                                               EXHIBIT Ex-99.A40

                              THE WORLD FUNDS, INC.

                             Articles Supplementary

      The World Funds, Inc., a Maryland corporation having is principal office in Baltimore, Maryland (the "Company"), and an open-end investment company registered under the Investment Company Act of 1940, as amended, hereby certifies to the State Department of Assessments and Taxation of Maryland that:

      FIRST: In accordance with the requirements of Section 2-208 of the Maryland General Corporation Law, the Board of Directors of the Company has adopted resolutions to classify and allocate certain authorized, unissued and unclassified shares of common stock of the Company pursuant to the following resolutions adopted by the Board of Directors on January 4, 2007 as follows:

           RESOLVED, that effective upon making any necessary filing with the Maryland Department of Assessments and Taxation, the Charter of the Company be, and it hereby is, supplemented in accordance with the requirements of Section 2-208 of the Maryland General Corporation Law, to classify and allocate certain authorized, unissued and unclassified shares of common stock of the Company so that Fifty Million (50,000,000) authorized, unissued and unclassified shares of common stock with a par value of one cent ($0.01) per share be allocated to the Abacus Quantitative Fund series of the Company, and those shares are further re-classified as follows:

                Twenty-five Million (25,000,000) shares for Class A Shares of the series; Ten Million (10,000,000) shares for Class P Shares of the series; and Fifteen Million (15,000,000) shares for Institutional Shares of the series; and it was further

           RESOLVED, that the Class A Shares, Class P Shares and Institutional Shares of the Abacus Quantitative Fund series have such preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as are stated in Article FIFTH of the Articles of Incorporation of the Company; and it was further

           RESOLVED, that the appropriate officers of the Company be, and each hereby is, authorized to execute and deliver, on behalf of the Company, such further instruments, certificates, and other documents and to perform such other acts as they determine, with the advice of counsel, to be necessary or desirable to carry out such classification of shares, such determination to be conclusively evidenced by such actions.

      SECOND: The total number of shares of capital stock which the Company presently is authorized to issue remains One Billion Fifty Million (1,050,000,000) shares of Common Stock with a par value of One Cent ($0.01) per share, and classified as follows:

                            NUMBER OF SHARES   AGGREGATE
      NAME OF SERIES         OF COMMON STOCK   PAR VALUE
                                    ALLOCATED

Sand Hill Portfolio
Manager Fund
      Class Y Shares           15,000,000      $150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

CSI Fixed Income Fund          50,000,000       500,000

CSI Equity Fund
      Investor Shares          15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Institutional Shares     10,000,000       100,000
      Class C Shares           10,000,000       100,000

New Market Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000

Third Millennium Russia
Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000

GenomicsFund
      Class Y Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Chase Mid-Cap Growth Fund
      Class A Shares           25,000,000       250,000
      Class C Shares           25,000,000       250,000


Epoch International Small
Cap Fund
      Class A Shares           15,000,000       150,000
      Class P Shares           15,000,000       150,000
      Institutional Shares     20,000,000       200,000

Eastern European Equity
Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000



Dividend Capital Realty
Income Fund
      Class I Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Satuit Capital Micro Cap
Fund
      Class Y Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Satuit Capital Small Cap
Fund
      Class Y Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Epoch U. S. All Cap Equity
Fund
      Class A Shares           15,000,000       150,000
      Class P Shares           15,000,000       150,000
      Institutional Shares     20,000,000       200,000


REMS Real Estate Value         50,000,000       500,000
Opportunity Fund

Epoch Global Equity
Shareholder Yield  Fund
      Class A Shares           15,000,000       150,000
      Class P Shares           15,000,000       150,000
      Institutional Shares     20,000,000       200,000


Osprey Concentrated Large
Cap Value Equity Fund
      Class P Shares           25,000,000       250,000
      Institutional Shares     25,000,000       250,000

Abacus Quantitative Fund
      Class A Shares           25,000,000       250,000
      Class P Shares           10,000,000       100,000
      Institutional Shares     15,000,000       150,000

Unclassified Shares            200,000,000     2,000,000
                               -----------     ---------
                     TOTAL
                              1,050,000,000   $10,500,000

      THIRD:    These Articles  Supplementary  will become  effective
at the time of filing.

      IN WITNESS WHEREOF, The World Funds, Inc. has caused these
Articles Supplementary to be signed in its name and on its behalf this 17th day of January 2007.



                               /s/ John Pasco, III
                               Name:  John Pasco, III
                               Title:  Chairman  and Chief  Executive
Officer
Attest:


/s/ Karen M. Shupe
Name:   Karen M. Shupe
Title:      Secretary



      THE UNDERSIGNED, Chairman and Chief Executive Officer of The World Funds, Inc who executed on behalf of said Company the foregoing Articles Supplementary of which this certificate is made a part, hereby acknowledges, in the name and on behalf of said Company, the foregoing Articles Supplementary to be the corporate act of said Company and further certifies that to the best of his knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.



                               /s/ John Pasco, III
                               Name: John Pasco, III
                               Title:  Chairman  and Chief  Executive
Officer



Attest:



/s/ Karen M. Shupe
Name:  Karen M. Shupe
Title:     Secretary

                                                               EXHIBIT Ex-99.A41

                              THE WORLD FUNDS, INC.

                             Articles Supplementary

      The World Funds, Inc., a Maryland corporation having is principal office in Baltimore, Maryland (the "Company"), and an open-end investment company registered under the Investment Company Act of 1940, as amended, hereby certifies to the State Department of Assessments and Taxation of Maryland that:

      FIRST: In accordance with the requirements of Section 2-208 of the Maryland General Corporation Law, the Board of Directors of the Company has adopted resolutions to classify and allocate certain authorized, unissued and unclassified shares of common stock of the Company pursuant to the following resolutions adopted by the Board of Directors on January 4, 2007 as follows:

           RESOLVED, that effective upon making any necessary filing with the Maryland Department of Assessments and Taxation, the Charter of the Company be, and it hereby is, supplemented in accordance with the requirements of Section 2-208 of the Maryland General Corporation Law, to classify and allocate certain authorized, unissued and unclassified shares of common stock of the Company so that Fifty Million (50,000,000) authorized, unissued and unclassified shares of common stock with a par value of one cent ($0.01) per share be allocated to the Abacus Small Cap Fund series of the Company, and those shares are further re-classified as follows:

                Twenty-five Million (25,000,000) shares for Class A Shares of the series; Ten Million (10,000,000) shares for Class P Shares of the series; and Fifteen Million (15,000,000) shares for Institutional Shares of the series; and it was further

           RESOLVED, that the Class A Shares, Class P Shares and Institutional Shares of the Abacus Small Cap Fund series have such preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as are stated in Article FIFTH of the Articles of Incorporation of the Company; and it was further

           RESOLVED, that the appropriate officers of the Company be, and each hereby is, authorized to execute and deliver, on behalf of the Company, such further instruments, certificates, and other documents and to perform such other acts as they determine, with the advice of counsel, to be necessary or desirable to carry out such classification of shares, such determination to be conclusively evidenced by such actions.

      SECOND: The total number of shares of capital stock which the Company presently is authorized to issue remains One Billion Fifty Million (1,050,000,000) shares of Common Stock with a par value of One Cent ($0.01) per share, and classified as follows:

                            NUMBER OF SHARES   AGGREGATE
      NAME OF SERIES         OF COMMON STOCK   PAR VALUE
                                    ALLOCATED

Sand Hill Portfolio
Manager Fund
      Class Y Shares           15,000,000      $150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

CSI Fixed Income Fund          50,000,000       500,000

CSI Equity Fund
      Investor Shares          15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Institutional Shares     10,000,000       100,000
      Class C Shares           10,000,000       100,000

New Market Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000

Third Millennium Russia
Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000

GenomicsFund
      Class Y Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Chase Mid-Cap Growth Fund
      Class A Shares           25,000,000       250,000
      Class C Shares           25,000,000       250,000


Epoch International Small
Cap Fund
      Class A Shares           15,000,000       150,000
      Class P Shares           15,000,000       150,000
      Institutional Shares     20,000,000       200,000

Eastern European Equity
Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000



Dividend Capital Realty
Income Fund
      Class I Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Satuit Capital Micro Cap
Fund
      Class Y Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Satuit Capital Small Cap
Fund
      Class Y Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Epoch U. S. All Cap Equity
Fund
      Class A Shares           15,000,000       150,000
      Class P Shares           15,000,000       150,000
      Institutional Shares     20,000,000       200,000


REMS Real Estate Value         50,000,000       500,000
Opportunity Fund

Epoch Global Equity
Shareholder Yield  Fund
      Class A Shares           15,000,000       150,000
      Class P Shares           15,000,000       150,000
      Institutional Shares     20,000,000       200,000

Osprey Concentrated Large
Cap Value Equity Fund
      Class P Shares           25,000,000       250,000
      Institutional Shares     25,000,000       250,000

Abacus Quantitative Fund
      Class A Shares           25,000,000       250,000
      Class P Shares           10,000,000       100,000
      Institutional Shares     15,000,000       150,000

Abacus Small Cap Fund
      Class A Shares           25,000,000       250,000
      Class P Shares           10,000,000       100,000
      Institutional Shares     15,000,000       150,000

Unclassified Shares            150,000,000     1,500,000
                               -----------     ---------
                     TOTAL
                              1,050,000,000   $10,500,000

      THIRD:    These Articles  Supplementary  will become  effective
at the time of filing.

      IN WITNESS WHEREOF, The World Funds, Inc. has caused these
Articles Supplementary to be signed in its name and on its behalf this 17th day of January 2007.



                               /s/ John Pasco, III
                               Name:  John Pasco, III
                               Title:  Chairman  and Chief  Executive
Officer
Attest:


/s/ Karen M. Shupe
Name:   Karen M. Shupe
Title:      Secretary



      THE UNDERSIGNED, Chairman and Chief Executive Officer of The World Funds, Inc who executed on behalf of said Company the foregoing Articles Supplementary of which this certificate is made a part, hereby acknowledges, in the name and on behalf of said Company, the foregoing Articles Supplementary to be the corporate act of said Company and further certifies that to the best of his knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.



                               /s/ John Pasco, III
                               Name: John Pasco, III
                               Title:  Chairman  and Chief  Executive
Officer



Attest:


/s/ Karen M. Shupe
Name:  Karen M. Shupe
Title:     Secretary

                                                   EXHIBIT  Ex-99.A42

                              THE WORLD FUNDS, INC.

                             Articles Supplementary

      The World Funds, Inc., a Maryland corporation having is principal office in Baltimore, Maryland (the "Company"), and an open-end investment company registered under the Investment Company Act of 1940, as amended, hereby certifies to the State Department of Assessments and Taxation of Maryland that:

      FIRST: In accordance with the requirements of Section 2-208 of the Maryland General Corporation Law, the Board of Directors of the Company has adopted resolutions to classify and allocate certain authorized, unissued and unclassified shares of common stock of the Company pursuant to the following resolutions adopted by the Board of Directors on January 25, 2007 as follows:

           RESOLVED, that effective upon making any necessary filing with the Maryland Department of Assessments and Taxation, the Charter of the Company be, and it hereby is, supplemented in accordance with the requirements of Section 2-208 of the Maryland General Corporation Law, to classify and allocate certain authorized, unissued and unclassified shares of common stock of the Company so that Fifty Million (50,000,000) authorized, unissued and unclassified shares of common stock with a par value of one cent ($0.01) per share be allocated to The Symphony Wealth Management Ovation Fund series of the Company, and those shares are further re-classified as follows:

                Twenty-five Million (25,000,000) shares for Class A Shares of the series; and Twenty-five Million (25,000,000) shares for Class C Shares of the series; and it was further

           RESOLVED, that the Class A Shares and Class C Shares of The Symphony Wealth Management Ovation Fund series have such preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as are stated in Article FIFTH of the Articles of Incorporation of the Company; and it was further

           RESOLVED, that the appropriate officers of the Company be, and each hereby is, authorized to execute and deliver, on behalf of the Company, such further instruments, certificates, and other documents and to perform such other acts as they determine, with the advice of counsel, to be necessary or desirable to carry out such classification of shares, such determination to be conclusively evidenced by such actions.

      SECOND: The total number of shares of capital stock which the Company presently is authorized to issue remains One Billion Fifty Million (1,050,000,000) shares of Common Stock with a par value of One Cent ($0.01) per share, and classified as follows:

                            NUMBER OF SHARES   AGGREGATE
      NAME OF SERIES         OF COMMON STOCK   PAR VALUE
                                    ALLOCATED

Sand Hill Portfolio
Manager Fund
      Class Y Shares           15,000,000      $150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

CSI Fixed Income Fund          50,000,000       500,000

CSI Equity Fund
      Investor Shares          15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Institutional Shares     10,000,000       100,000
      Class C Shares           10,000,000       100,000

New Market Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000

Third Millennium Russia
Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000

GenomicsFund
      Class Y Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Chase Mid-Cap Growth Fund
      Class A Shares           25,000,000       250,000
      Class C Shares           25,000,000       250,000


Epoch International Small
Cap Fund
      Class A Shares           15,000,000       150,000
      Class P Shares           15,000,000       150,000
      Institutional Shares     20,000,000       200,000

Eastern European Equity
Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000



Dividend Capital Realty
Income Fund
      Class I Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Satuit Capital Micro Cap
Fund
      Class Y Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Satuit Capital Small Cap
Fund
      Class Y Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Epoch U. S. All Cap Equity
Fund
      Class A Shares           15,000,000       150,000
      Class P Shares           15,000,000       150,000
      Institutional Shares     20,000,000       200,000


REMS Real Estate Value         50,000,000       500,000
Opportunity Fund

Epoch Global Equity
Shareholder Yield  Fund
      Class A Shares           15,000,000       150,000
      Class P Shares           15,000,000       150,000
      Institutional Shares     20,000,000       200,000

Osprey Concentrated Large
Cap Value Equity Fund
      Class P Shares           25,000,000       250,000
      Institutional Shares     25,000,000       250,000

Abacus Quantitative Fund
      Class A Shares           25,000,000       250,000
      Class P Shares           10,000,000       100,000
      Institutional Shares     15,000,000       150,000

Abacus Small Cap Fund
      Class A Shares           25,000,000       250,000
      Class P Shares           10,000,000       100,000
      Institutional Shares     15,000,000       150,000

The Symphony Wealth
Management Ovation Fund
      Class A Shares           25,000,000      250,000
      Class C Shares           25,000,000      250,000

Unclassified Shares            100,000,000    1,000,000
                               -----------    ---------
                     TOTAL
                              1,050,000,000   $10,500,000

      THIRD:    These Articles  Supplementary  will become  effective
at the time of filing.

      IN WITNESS WHEREOF, The World Funds, Inc. has caused these
Articles Supplementary to be signed in its name and on its behalf this 25th day of January 2007.



                               /s/ John Pasco, III
                               Name:  John Pasco, III
                               Title:  Chairman  and Chief  Executive
Officer
Attest:


/s/ Karen M. Shupe
Name:   Karen M. Shupe
Title:      Secretary



      THE UNDERSIGNED, Chairman and Chief Executive Officer of The World Funds, Inc who executed on behalf of said Company the foregoing Articles Supplementary of which this certificate is made a part, hereby acknowledges, in the name and on behalf of said Company, the foregoing Articles Supplementary to be the corporate act of said Company and further certifies that to the best of his knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.



                               /s/ John Pasco, III
                               Name: John Pasco, III
                               Title:  Chairman  and Chief  Executive
Officer


Attest:


/s/ Karen M. Shupe
Name:  Karen M. Shupe
Title:     Secretary

                                                               EXHIBIT Ex-99.A43

                              THE WORLD FUNDS, INC.

                              Articles of Amendment

      THE WORLD FUNDS, INC., a Maryland corporation and an open-end investment company registered under the Investment Company Act of 1940, as amended, having its principal office in Baltimore City, Maryland (the "Company"), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

      FIRST: In accordance with the requirements of Section 2-605 of the Maryland General Corporation Law, the Board of Directors of the Company, at a special meeting on January 18, 2007, have amended the Charter of the Company as follows:

      RESOLVED, that effective upon making any necessary filing with the Maryland Department of Assessments and Taxation, the Charter of the Company be, and it hereby is, amended to rename the "GenomicsFund" as the "Satuit Capital Management Small Cap Fund," and to rename the authorized issued and unissued shares of this series of the Company, as follows:

           (i) the "GenomicsFund Class A Shares" shall be known as the "Satuit Capital Management Small Cap Fund Class A Shares";

           (ii) the "GenomicsFund Class B Shares" shall be known as the "Satuit Capital Management Small Cap Fund Class B Shares";

           (iii)the "GenomicsFund Class C Shares" shall be known as the "Satuit Capital Management Small Cap
           Fund Class C Shares";

           (iv) the "GenomicsFund Class Y Shares" shall be known as the "Satuit Capital Management Small Cap Fund Class Y Shares"; and


      SECOND: The foregoing amendment to the Charter has been duly approved by at least a majority of the Board of Directors of the Company. The amendment is limited to a change expressly permitted to be made without action of the stockholders under Section 2-605 of the Maryland General Corporation Law.

      THIRD: The Articles of Amendment will become effective at the time of filing.

      IN WITNESS WHEREOF, The Company has duly caused these Articles of Amendment to be signed in its name and on its behalf as of this 10th day of April, 2007.


Attest:                         THE WORLD FUNDS, INC.


/s/ Karen Shupe                 /s/ John Pasco, III
Name:  Karen Shupe              Name:  John Pasco, III
Title:    Secretary             Title:     Chairman and   Chief
Executive Officer



                THE UNDERSIGNED, Chairman of the Board and Chief Executive Officer of the Company, who executed on behalf of said Company the foregoing Articles of Amendment to the Charter, of which this certificate is made a part, hereby acknowledges, in the name and on behalf of said Company, the foregoing Articles of Amendment to the Charter to be the corporate act of said Company and further certifies that, to the best of his knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.



                                 /s/ John Pasco, III
                                 Name:  John Pasco, III
                                 Title:     Chairman     and    Chief
Executive Officer

Attest:



/s/ Karen Shupe
Name:  Karen Shupe
Title:    Secretary

                                                                EXHIBIT Ex-99.G2













                                CUSTODY AGREEMENT

                             Dated November 8, 2004

                                     Between

                                 UMB BANK, N.A.

                                       and

                              THE WORLD FUNDS, INC.

                              TABLE OF CONTENTS


                                  SECTION PAGE

        1. Appointment of Custodian 1

        2. Definitions                                                   1
           (a) Securities                                                1
           (b) Assets                                                    1
           (c) Instructions and Special Instructions                     1

        3. Delivery of Corporate Documents 2

        4. Powers and Duties of Custodian and Domestic                   2
           Subcustodian
           (a) Safekeeping                                               3
           (b) Manner of Holding Securities                              3
           (c) Free Delivery of Assets                                   4
           (d) Exchange of Securities                                    4
           (e) Purchases of Assets                                       4
           (f) Sales of Assets                                           5
           (g) Options                                                   5
           (h) Futures Contracts                                         6
           (i) Segregated Accounts                                       6
           (j) Depositary Receipts                                       6
           (k) Corporate Actions, Put Bonds, Called Bonds, Etc.          6
           (l) Interest Bearing Deposits                                 7
           (m) Foreign Exchange Transactions                             7
           (n) Pledges or Loans of Securities                            8
           (o) Stock Dividends, Rights, Etc.                             8
           (p) Routine Dealings                                          8
           (q) Collections                                               8
           (r) Bank Accounts                                             9
           (s) Dividends, Distributions and Redemptions                  9
           (t) Proceeds from Shares Sold                                 9
           (u) Proxies and Notices; Compliance with the
           Shareholders
                 Communication Act of 1985                               9
           (v) Books and Records                                         9
           (w) Opinion of Fund's Independent Certified Public           10
           Accountants
           (x) Reports by Independent Certified Public Accountants      10
           (y) Bills and Others Disbursements                           10

        5. Subcustodians                                                10
           (a) Domestic Subcustodians                                   10
           (b) Foreign Subcustodians                                    10
           (c) Interim Subcustodians                                    11
           (d) Special Subcustodians                                    11
           (e) Termination of a Subcustodian                            11
           (f) Certification Regarding Foreign Subcustodians            11

        6. Standard of Care                                             12
           (a) General Standard of Care                                 12
           (b) Actions Prohibited by Applicable Law, Events             12
           Beyond Custodian's Control, Armed
                         Conflict, Sovereign Risk, etc.
           (c) Liability for Past Records                               12
           (d) Advice of Counsel                                        12
           (e) Advice of the Fund and Others                            12
           (f) Instructions Appearing to be Genuine                     13
           (g) Exceptions from Liability                                13

        7. Liability of the Custodian for Actions of Others 13 (a) Domestic Subcustodians 13 (b) Liability for Acts and Omissions of Foreign 13 Subcustodians (c) Securities Systems, Interim Subcustodians, Special 13 Subcustodians, Securities
                 Depositories and Clearing Agencies
           (d) Defaults or Insolvency's of Brokers, Banks, Etc. 14 (e) Reimbursement of Expenses 14

        8. Indemnification                                              14
           (a) Indemnification by Fund                                  14
           (b) Indemnification by Custodian                             14

        9. Advances 14

       10. Liens 15

       11. Compensation 15

       12. Powers of Attorney 15

       13. Termination and Assignment 15

       14. Additional Funds 15

       15. Notices 16

       16. Miscellaneous 16

26


                                CUSTODY AGREEMENT

      This agreement made as of this 8th day of November 2004, between UMB Bank, n.a., a national banking association with its principal place of business located in Kansas City, Missouri (hereinafter "Custodian"), and The World Funds, Inc., a Maryland corporation (the "Company"), on behalf of each of its investment portfolios (individually, a "Fund" and collectively, the "Funds") as listed on Appendix B hereof (as such Appendix B may be, from time to time, supplemented or amended).

      WITNESSETH:

      WHEREAS, the Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended; and

      WHEREAS, the Company desires to appoint Custodian as the custodian for the custody of each Fund's Assets (as hereinafter defined) owned by such Fund which Assets are to be held in such accounts as such Fund may establish from time to time; and

      WHEREAS, Custodian is willing to accept such appointment on the terms and conditions hereof.

      NOW, THEREFORE, in consideration of the mutual promises contained herein, the parties hereto, intending to be legally bound, mutually covenant and agree as follows:

1. APPOINTMENT OF CUSTODIAN.

      The Company hereby constitutes and appoints the Custodian as custodian of Assets belonging to each Fund which have been or may be from time to time deposited with the Custodian. Custodian accepts such appointment as a custodian and agrees to perform the duties and responsibilities of Custodian as set forth herein on the conditions set forth herein.

2. DEFINITIONS.

      For purposes of this Agreement, the following terms shall have the meanings so indicated:

      (a) "Security" or "Securities" shall mean stocks, bonds, bills, rights, script, warrants, interim certificates and all negotiable or nonnegotiable paper commonly known as Securities and other instruments or obligations.

      (b) "Assets" shall mean Securities, monies and other property held by the Custodian for the benefit of a Fund.

      (c)(1) "Instructions", as used herein, shall mean: (i) a tested telex, a written (including, without limitation, facsimile transmission) request, direction, instruction or certification signed or initialed by or on behalf of a Fund by an Authorized Person; (ii) a telephonic or other oral communication from a person the Custodian reasonably believes to be an Authorized Person; or (iii) a communication effected directly between an electro-mechanical or electronic device or system (including, without limitation, computers) on behalf of a Fund. Instructions in the form of oral communications shall be confirmed by the appropriate Fund by tested telex or in writing in the manner set forth in clause
(i) above, but the lack of such confirmation shall in no way affect any action taken by the Custodian in reliance upon such oral Instructions prior to the Custodian's receipt of such confirmation. The Company, on behalf of each Fund, authorizes the Custodian to record any and all telephonic or other oral Instructions communicated to the Custodian.

      (c)(2) "Special Instructions", as used herein, shall mean Instructions countersigned or confirmed in writing by the President, Vice President or Treasurer of the Company and any other person, whether or not such person is an officer of the Company, duly authorized in writing by the Board of Directors of the Company, which countersignature or confirmation shall be included on the same instrument containing the Instructions or on a separate instrument relating thereto.

      (c)(3) Instructions and Special Instructions shall be delivered to the Custodian at the address and/or telephone, facsimile transmission or telex number agreed upon from time to time by the Custodian and each Fund.

      (c)(4) Where appropriate, Instructions and Special Instructions shall be continuing instructions.

3. DELIVERY OF CORPORATE DOCUMENTS.

      Each of the parties to this Agreement represents that its execution does not violate any of the provisions of its respective charter, articles of incorporation, articles of association or bylaws and all required corporate action to authorize the execution and delivery of this Agreement has been taken.

      The Company has furnished the Custodian with copies, properly certified or authenticated, with all amendments or supplements thereto, of the following documents:

      (a) Certificate of Incorporation (or equivalent document) of the Company as in effect on the date hereof;

      (b) By-Laws of the Company as in effect on the date hereof;

      (c) Resolutions of the Board of Directors of the Company appointing the Custodian and approving the form of this Agreement; and

      (d) Each Fund's current prospectus and statements of additional information.

      Each Fund shall promptly furnish the Custodian with copies of any updates, amendments or supplements to the foregoing documents.

      In addition, the Company has delivered or will promptly deliver to the Custodian, copies of the Resolution(s) of its Board of Directors or Trustees and all amendments or supplements thereto, properly certified or authenticated, designating certain officers or employees of each such Fund who will have continuing authority to certify to the Custodian: (a) the names, titles, signatures and scope of authority of all persons authorized to give Instructions or any other notice, request, direction, instruction, certificate or instrument on behalf of each Fund, and (b) the names, titles and signatures of those persons authorized to countersign or confirm Special Instructions on behalf of each Fund (in both cases collectively, the "Authorized Persons" and individually, an "Authorized Person"). Such Resolutions and certificates may be accepted and relied upon by the Custodian as conclusive evidence of the facts set forth therein and shall be considered to be in full force and effect until delivery to the Custodian of a similar Resolution or certificate to the contrary. Upon delivery of a certificate which deletes or does not include the name(s) of a person previously authorized to give Instructions or to countersign or confirm Special Instructions, such persons shall no longer be considered an Authorized Person authorized to give Instructions or to countersign or confirm Special Instructions. Unless the certificate specifically requires that the approval of anyone else will first have been obtained, the Custodian will be under no obligation to inquire into the right of the person giving such Instructions or Special Instructions to do so. Notwithstanding any of the foregoing, no Instructions or Special Instructions received by the Custodian from a Fund will be deemed to authorize or permit any director, trustee, officer, employee, or agent of such Fund to withdraw any of the Assets of such Fund upon the mere receipt of such authorization, Special Instructions or Instructions from such director, trustee, officer, employee or agent.

4. POWERS AND DUTIES OF CUSTODIAN AND DOMESTIC SUBCUSTODIAN.

      Except for Assets held by any Subcustodian appointed pursuant to Sections 5(b), (c), or (d) of this Agreement, the Custodian shall have and perform the powers and duties hereinafter set forth in this Section 4. For purposes of this
Section 4 all references to powers and duties of the "Custodian" shall also refer to any Domestic Subcustodian appointed pursuant to Section 5(a).

      (a)  Safekeeping.

      The Custodian will keep safely the Assets of each Fund which are delivered to it from time to time. The Custodian shall not be responsible for any property of a Fund held or received by such Fund and not delivered to the Custodian.

      (b) Manner of Holding Securities.

         (1) The Custodian shall at all times hold Securities of each Fund either: (i) by physical possession of the share certificates or other instruments representing such Securities in registered or bearer form; or (ii) in book-entry form by a Securities System (as hereinafter defined) in accordance with the provisions of sub-paragraph (3) below.

         (2) The Custodian may hold registrable portfolio Securities which have been delivered to it in physical form, by registering the same in the name of the appropriate Fund or its nominee, or in the name of the Custodian or its nominee, for whose actions such Fund and Custodian, respectively, shall be fully responsible. Upon the receipt of Instructions, the Custodian shall hold such Securities in street certificate form, so called, with or without any indication of fiduciary capacity. However, unless it receives Instructions to the contrary, the Custodian will register all such portfolio Securities in the name of the Custodian's authorized nominee. All such Securities shall be held in an account of the Custodian containing only assets of the appropriate Fund or only assets held by the Custodian as a fiduciary, provided that the records of the Custodian shall indicate at all times the Fund or other customer for which such Securities are held in such accounts and the respective interests therein.

         (3) The Custodian may deposit and/or maintain domestic Securities owned by a Fund in, and each Fund hereby approves use of: (a) The Depository Trust Company; (b) The Participants Trust Company; and (c) any book-entry system as provided in (i) Subpart O of Treasury Circular No. 300, 31 CFR 306.115, (ii) Subpart B of Treasury Circular Public Debt Series No. 27-76, 31 CFR 350.2, or
(iii) the book-entry regulations of federal agencies substantially in the form of 31 CFR 306.115. Upon the receipt of Special Instructions, the Custodian may deposit and/or maintain domestic Securities owned by a Fund in any other domestic clearing agency registered with the Securities and Exchange Commission ("SEC") under Section 17A of the Securities Exchange Act of 1934 (or as may otherwise be authorized by the SEC to serve in the capacity of depository or clearing agent for the Securities or other assets of investment companies) which acts as a Securities depository. Each of the foregoing shall be referred to in this Agreement as a "Securities System", and all such Securities Systems shall be listed on the attached Appendix A. Use of a Securities System shall be in accordance with applicable Federal Reserve Board and SEC rules and regulations, if any, and subject to the following provisions:

            (i) The Custodian may deposit the Securities directly or through one or more agents or Subcustodians which are also qualified to act as custodians for investment companies.

            (ii) The Custodian shall deposit and/or maintain the Securities in a Securities System, provided that such Securities are represented in an account ("Account") of the Custodian in the Securities System that includes only assets held by the Custodian as a fiduciary, custodian or otherwise for customers.

            (iii) The books and records of the Custodian shall at all times identify those Securities belonging to any one or more Funds which are maintained in a Securities System.

            (iv) The Custodian shall pay for Securities purchased for the account of a Fund only upon (a) receipt of advice from the Securities System that such Securities have been transferred to the Account of the Custodian in accordance with the rules of the Securities System, and (b) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of such Fund. The Custodian shall transfer Securities sold for the account of a Fund only upon (a) receipt of advice from the Securities System that payment for such Securities has been transferred to the Account of the Custodian in accordance with the rules of the Securities System, and (b) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of such Fund. Copies of all advices from the Securities System relating to transfers of Securities for the account of a Fund shall be maintained for such Fund by the Custodian. The Custodian shall deliver to a Fund on the next succeeding business day daily transaction reports that shall include each day's transactions in the Securities System for the account of such Fund. Such transaction reports shall be delivered to such Fund or any agent designated by such Fund pursuant to Instructions, by computer or in such other manner as such Fund and Custodian may agree.

            (v) The Custodian shall, if requested by a Fund pursuant to Instructions, provide such Fund with reports obtained by the Custodian or any Subcustodian with respect to a Securities System's accounting system, internal accounting control and procedures for safeguarding Securities deposited in the Securities System.

            (vi) Upon receipt of Special Instructions, the Custodian shall terminate the use of any Securities System on behalf of a Fund as promptly as practicable and shall take all actions reasonably practicable to safeguard the Securities of such Fund maintained with such Securities System.

    (c) Free Delivery of Assets.

    Notwithstanding any other provision of this Agreement and except as provided in Section 3 hereof, the Custodian, upon receipt of Special Instructions, will undertake to make free delivery of Assets, provided such Assets are on hand and available, in connection with a Fund's transactions and to transfer such Assets to such broker, dealer, Subcustodian, bank, agent, Securities System or otherwise as specified in such Special Instructions.

    (d) Exchange of Securities.

    Upon receipt of Instructions, the Custodian will exchange portfolio Securities held by it for a Fund for other Securities or cash paid in connection with any reorganization, recapitalization, merger, consolidation, or conversion of convertible Securities, and will deposit any such Securities in accordance with the terms of any reorganization or protective plan.

    Without Instructions, the Custodian is authorized to exchange Securities held by it in temporary form for Securities in definitive form, to surrender Securities for transfer into a name or nominee name as permitted in Section 4(b)(2), to effect an exchange of shares in a stock split or when the par value of the stock is changed, to sell any fractional shares, and, upon receiving payment therefor, to surrender bonds or other Securities held by it at maturity or call.

    (e) Purchases of Assets.

      (1) Securities Purchases. In accordance with Instructions, the Custodian shall, with respect to a purchase of Securities, pay for such Securities out of monies held for a Fund's account for which the purchase was made, but only insofar as monies are available therein for such purpose, and receive the portfolio Securities so purchased. Unless the Custodian has received Special Instructions to the contrary, such payment will be made only upon receipt of Securities by the Custodian, a clearing corporation of a national Securities exchange of which the Custodian is a member, or a Securities System in accordance with the provisions of Section 4(b)(3) hereof. Notwithstanding the foregoing, upon receipt of Instructions: (i) in connection with a repurchase agreement, the Custodian may release funds to a Securities System prior to the receipt of advice from the Securities System that the Securities underlying such repurchase agreement have been transferred by book-entry into the Account maintained with such Securities System by the Custodian, provided that the Custodian's instructions to the Securities System require that the Securities System may make payment of such funds to the other party to the repurchase agreement only upon transfer by book-entry of the Securities underlying the repurchase agreement into such Account; (ii) in the case of Interest Bearing Deposits, currency deposits, and other deposits, foreign exchange transactions, futures contracts or options, pursuant to Sections 4(g), 4(h), 4(l), and 4(m) hereof, the Custodian may make payment therefor before receipt of an advice of transaction; and (iii) in the case of Securities as to which payment for the Security and receipt of the instrument evidencing the Security are under generally accepted trade practice or the terms of the instrument representing the Security expected to take place in different locations or through separate parties, such as commercial paper which is indexed to foreign currency exchange rates, derivatives and similar Securities, the Custodian may make payment for such Securities prior to delivery thereof in accordance with such generally accepted trade practice or the terms of the instrument representing such Security.

      (2) Other Assets Purchased. Upon receipt of Instructions and except as otherwise provided herein, the Custodian shall pay for and receive other Assets for the account of a Fund as provided in Instructions.

    (f) Sales of Assets.

      (1) Securities Sold. In accordance with Instructions, the Custodian will, with respect to a sale, deliver or cause to be delivered the Securities thus designated as sold to the broker or other person specified in the Instructions relating to such sale. Unless the Custodian has received Special Instructions to the contrary, such delivery shall be made only upon receipt of payment therefor in the form of: (a) cash, certified check, bank cashier's check, bank credit, or bank wire transfer; (b) credit to the account of the Custodian with a clearing corporation of a national Securities exchange of which the Custodian is a member; or (c) credit to the Account of the Custodian with a Securities System, in accordance with the provisions of Section 4(b)(3) hereof. Notwithstanding the foregoing, Securities held in physical form may be delivered and paid for in accordance with "street delivery custom" to a broker or its clearing agent, against delivery to the Custodian of a receipt for such Securities, provided that the Custodian shall have taken reasonable steps to ensure prompt collection of the payment for, or return of, such Securities by the broker or its clearing agent, and provided further that the Custodian shall not be responsible for the selection of or the failure or inability to perform of such broker or its clearing agent or for any related loss arising from delivery or custody of such Securities prior to receiving payment therefor.

      (2) Other Assets Sold. Upon receipt of Instructions and except as otherwise provided herein, the Custodian shall receive payment for and deliver other Assets for the account of a Fund as provided in Instructions.

    (g)  Options.

      (1) Upon receipt of Instructions relating to the purchase of an option or sale of a covered call option, the Custodian shall: (a) receive and retain confirmations or other documents, if any, evidencing the purchase or writing of the option by a Fund; (b) if the transaction involves the sale of a covered call option, deposit and maintain in a segregated account the Securities (either physically or by book-entry in a Securities System) subject to the covered call option written on behalf of such Fund; and (c) pay, release and/or transfer such Securities, cash or other Assets in accordance with any notices or other communications evidencing the expiration, termination or exercise of such options which are furnished to the Custodian by the Options Clearing Corporation (the "OCC"), the securities or options exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions.

      (2) Upon receipt of Instructions relating to the sale of a naked option (including stock index and commodity options), the Custodian, the appropriate Fund and the broker-dealer shall enter into an agreement to comply with the rules of the OCC or of any registered national securities exchange or similar organizations(s). Pursuant to that agreement and such Fund's Instructions, the Custodian shall: (a) receive and retain confirmations or other documents, if any, evidencing the writing of the option; (b) deposit and maintain in a segregated account, Securities (either physically or by book-entry in a Securities System), cash and/or other Assets; and (c) pay, release and/or transfer such Securities, cash or other Assets in accordance with any such agreement and with any notices or other communications evidencing the expiration, termination or exercise of such option which are furnished to the Custodian by the OCC, the securities or options exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions. The appropriate Fund and the broker-dealer shall be responsible for determining the quality and quantity of assets held in any segregated account established in compliance with applicable margin maintenance requirements and the performance of other terms of any option contract.

    (h) Futures Contracts.

    Upon receipt of Instructions, the Custodian shall enter into a futures margin procedural agreement among the appropriate Fund, the Custodian and the designated futures commission merchant (a "Procedural Agreement"). Under the Procedural Agreement the Custodian shall: (a) receive and retain confirmations, if any, evidencing the purchase or sale of a futures contract or an option on a futures contract by such Fund; (b) deposit and maintain in a segregated account cash, Securities and/or other Assets designated as initial, maintenance or variation "margin" deposits intended to secure such Fund's performance of its obligations under any futures contracts purchased or sold, or any options on futures contracts written by such Fund, in accordance with the provisions of any Procedural Agreement designed to comply with the provisions of the Commodity Futures Trading Commission and/or any commodity exchange or contract market (such as the Chicago Board of Trade), or any similar organization(s), regarding such margin deposits; and (c) release Assets from and/or transfer Assets into such margin accounts only in accordance with any such Procedural Agreements. The appropriate Fund and such futures commission merchant shall be responsible for determining the type and amount of Assets held in the segregated account or paid to the broker-dealer in compliance with applicable margin maintenance requirements and the performance of any futures contract or option on a futures contract in accordance with its terms.

    (i) Segregated Accounts.

    Upon receipt of Instructions, the Custodian shall establish and maintain on its books a segregated account or accounts for and on behalf of a Fund, into which account or accounts may be transferred Assets of such Fund, including Securities maintained by the Custodian in a Securities System pursuant to Paragraph (b)(3) of this Section 4, said account or accounts to be maintained
(i) for the purposes set forth in Sections 4(g), 4(h) and 4(n) and (ii) for the purpose of compliance by such Fund with the procedures required by the SEC Investment Company Act Release Number 10666 or any subsequent release or releases relating to the maintenance of segregated accounts by registered investment companies, or (iii) for such other purposes as may be set forth, from time to time, in Special Instructions. The Custodian shall not be responsible for the determination of the type or amount of Assets to be held in any segregated account referred to in this paragraph, or for compliance by the Fund with required procedures noted in (ii) above.

    (j) Depositary Receipts.

    Upon receipt of Instructions, the Custodian shall surrender or cause to be surrendered Securities to the depositary used for such Securities by an issuer of American Depositary Receipts or International Depositary Receipts (hereinafter referred to, collectively, as "ADRs"), against a written receipt therefor adequately describing such Securities and written evidence satisfactory to the organization surrendering the same that the depositary has acknowledged receipt of instructions to issue ADRs with respect to such Securities in the name of the Custodian or a nominee of the Custodian, for delivery in accordance with such instructions.

    Upon receipt of Instructions, the Custodian shall surrender or cause to be surrendered ADRs to the issuer thereof, against a written receipt therefor adequately describing the ADRs surrendered and written evidence satisfactory to the organization surrendering the same that the issuer of the ADRs has acknowledged receipt of instructions to cause its depository to deliver the Securities underlying such ADRs in accordance with such instructions.

    (k) Corporate Actions, Put Bonds, Called Bonds, Etc.

    Upon receipt of Instructions, the Custodian shall: (a) deliver warrants, puts, calls, rights or similar Securities to the issuer or trustee thereof (or to the agent of such issuer or trustee) for the purpose of exercise or sale, provided that the new Securities, cash or other Assets, if any, acquired as a result of such actions are to be delivered to the Custodian; and (b) deposit Securities upon invitations for tenders thereof, provided that the consideration for such Securities is to be paid or delivered to the Custodian, or the tendered Securities are to be returned to the Custodian.

    Notwithstanding any provision of this Agreement to the contrary, the Custodian shall take all necessary action, unless otherwise directed to the contrary in Instructions, to comply with the terms of all mandatory or compulsory exchanges, calls, tenders, redemptions, or similar rights of security ownership, and shall notify the appropriate Fund of such action in writing by facsimile transmission or in such other manner as such Fund and Custodian may agree in writing.

    The Fund agrees that if it gives an Instruction for the performance of an act on the last permissible date of a period established by any optional offer or on the last permissible date for the performance of such act, the Fund shall hold the Custodian harmless from any adverse consequences in connection with acting upon or failing to act upon such Instructions.

    (l) Interest Bearing Deposits.

    Upon receipt of Instructions directing the Custodian to purchase interest bearing fixed term and call deposits (hereinafter referred to, collectively, as "Interest Bearing Deposits") for the account of a Fund, the Custodian shall purchase such Interest Bearing Deposits in the name of such Fund with such banks or trust companies, including the Custodian, any Subcustodian or any subsidiary or affiliate of the Custodian (hereinafter referred to as "Banking Institutions"), and in such amounts as such Fund may direct pursuant to Instructions. Such Interest Bearing Deposits may be denominated in U.S. dollars or other currencies, as such Fund may determine and direct pursuant to Instructions. The responsibilities of the Custodian to a Fund for Interest Bearing Deposits issued by the Custodian shall be that of a U.S. bank for a similar deposit. With respect to Interest Bearing Deposits other than those issued by the Custodian, (a) the Custodian shall be responsible for the collection of income and the transmission of cash to and from such accounts; and
(b) the Custodian shall have no duty with respect to the selection of the Banking Institution or for the failure of such Banking Institution to pay upon demand.

    (m) Foreign Exchange Transactions.

      (l) The Company, on behalf of each Fund, hereby appoints the Custodian as its agent in the execution of all currency exchange transactions. The Custodian agrees to provide exchange rate and U.S. Dollar information, in writing, to the Funds. Such information shall be supplied by the Custodian at least by the business day prior to the value date of the foreign exchange transaction, provided that the Custodian receives the request for such information at least two business days prior to the value date of the transaction.

      (2) Upon receipt of Instructions, the Custodian shall settle foreign exchange contracts or options to purchase and sell foreign currencies for spot and future delivery on behalf of and for the account of a Fund with such currency brokers or Banking Institutions as such Fund may determine and direct pursuant to Instructions. If, in its Instructions, a Fund does not direct the Custodian to utilize a particular currency broker or Banking Institution, the Custodian is authorized to select such currency broker or Banking Institution as it deems appropriate to execute the Fund's foreign currency transaction.

      (3) Each Fund accepts full responsibility for its use of third party foreign exchange brokers and for execution of said foreign exchange contracts and understands that the Fund shall be responsible for any and all costs and interest charges which may be incurred as a result of the failure or delay of its third party broker to deliver foreign exchange. The Custodian shall have no responsibility or liability with respect to the selection of the currency brokers or Banking Institutions with which a Fund deals or the performance of such brokers or Banking Institutions.

      (4) Notwithstanding anything to the contrary contained herein, upon receipt of Instructions the Custodian may, in connection with a foreign exchange contract, make free outgoing payments of cash in the form of U.S. Dollars or foreign currency prior to receipt of confirmation of such foreign exchange contract or confirmation that the countervalue currency completing such contract has been delivered or received.

      (5) The Custodian shall not be obligated to enter into foreign exchange transactions as principal. However, if the Custodian has made available to a Fund its services as a principal in foreign exchange transactions and subject to any separate agreement between the parties relating to such transactions, the Custodian shall enter into foreign exchange contracts or options to purchase and sell foreign currencies for spot and future delivery on behalf of and for the account of the Fund, with the Custodian as principal.

    (n) Pledges or Loans of Securities.

      (1) Upon receipt of Instructions from a Fund, the Custodian will release or cause to be released Securities held in custody to the pledgees designated in such Instructions by way of pledge or hypothecation to secure loans incurred by such Fund with various lenders including but not limited to UMB Bank, n.a.; provided, however, that the Securities shall be released only upon payment to the Custodian of the monies borrowed, except that in cases where additional collateral is required to secure existing borrowings, further Securities may be released or delivered, or caused to be released or delivered for that purpose upon receipt of Instructions. Upon receipt of Instructions, the Custodian will pay, but only from funds available for such purpose, any such loan upon re-delivery to it of the Securities pledged or hypothecated therefor and upon surrender of the note or notes evidencing such loan. In lieu of delivering collateral to a pledgee, the Custodian, on the receipt of Instructions, shall transfer the pledged Securities to a segregated account for the benefit of the pledgee.

      (2) Upon receipt of Special Instructions, and execution of a separate Securities Lending Agreement, the Custodian will release Securities held in custody to the borrower designated in such Instructions and may, except as otherwise provided below, deliver such Securities prior to the receipt of collateral, if any, for such borrowing, provided that, in case of loans of Securities held by a Securities System that are secured by cash collateral, the Custodian's instructions to the Securities System shall require that the Securities System deliver the Securities of the appropriate Fund to the borrower thereof only upon receipt of the collateral for such borrowing. The Custodian shall have no responsibility or liability for any loss arising from the delivery of Securities prior to the receipt of collateral. Upon receipt of Instructions and the loaned Securities, the Custodian will release the collateral to the borrower.

    (o)  Stock Dividends, Rights, Etc.

    The Custodian shall receive and collect all stock dividends, rights, and other items of like nature and, upon receipt of Instructions, take action with respect to the same as directed in such Instructions.

    (p) Routine Dealings.

    The Custodian will, in general, attend to all routine and mechanical matters in accordance with industry standards in connection with the sale, exchange, substitution, purchase, transfer, or other dealings with Securities or other property of each Fund except as may be otherwise provided in this Agreement or directed from time to time by Instructions from any particular Fund. The Custodian may also make payments to itself or others from the Assets for disbursements and out-of-pocket expenses incidental to handling Securities or other similar items relating to its duties under this Agreement, provided that all such payments shall be accounted for to the appropriate Fund.

    (q)  Collections.

    The Custodian shall (a) collect amounts due and payable to each Fund with respect to portfolio Securities and other Assets; (b) promptly credit to the account of each Fund all income and other payments relating to portfolio Securities and other Assets held by the Custodian hereunder upon Custodian's receipt of such income or payments or as otherwise agreed in writing by the Custodian and any particular Fund; (c) promptly endorse and deliver any instruments required to effect such collection; and (d) promptly execute ownership and other certificates and affidavits for all federal, state, local and foreign tax purposes in connection with receipt of income or other payments with respect to portfolio Securities and other Assets, or in connection with the transfer of such Securities or other Assets; provided, however, that with respect to portfolio Securities registered in so-called street name, or physical Securities with variable interest rates, the Custodian shall use its best efforts to collect amounts due and payable to any such Fund. The Custodian shall notify a Fund in writing by facsimile transmission or in such other manner as such Fund and Custodian may agree in writing if any amount payable with respect to portfolio Securities or other Assets is not received by the Custodian when due. The Custodian shall not be responsible for the collection of amounts due and payable with respect to portfolio Securities or other Assets that are in default.




    (r) Bank Accounts.

    Upon Instructions, the Custodian shall open and operate a bank account or accounts on the books of the Custodian; provided that such bank account(s) shall be in the name of the Custodian or a nominee thereof, for the account of one or more Funds, and shall be subject only to draft or order of the Custodian. The responsibilities of the Custodian to any one or more such Funds for deposits accepted on the Custodian's books shall be that of a U.S. bank for a similar deposit.

    (s) Dividends, Distributions and Redemptions.

    To enable each Fund to pay dividends or other distributions to shareholders of each such Fund and to make payment to shareholders who have requested repurchase or redemption of their shares of each such Fund (collectively, the "Shares"), the Custodian shall release cash or Securities insofar as available. In the case of cash, the Custodian shall, upon the receipt of Instructions, transfer such funds by check or wire transfer to any account at any bank or trust company designated by each such Fund in such Instructions. In the case of Securities, the Custodian shall, upon the receipt of Special Instructions, make such transfer to any entity or account designated by each such Fund in such Special Instructions.

    (t) Proceeds from Shares Sold.

    The Custodian shall receive funds representing cash payments received for shares issued or sold from time to time by each Fund, and shall credit such funds to the account of the appropriate Fund. The Custodian shall notify the appropriate Fund of Custodian's receipt of cash in payment for shares issued by such Fund by facsimile transmission or in such other manner as such Fund and the Custodian shall agree. Upon receipt of Instructions, the Custodian shall: (a) deliver all federal funds received by the Custodian in payment for shares as may be set forth in such Instructions and at a time agreed upon between the Custodian and such Fund; and (b) make federal funds available to a Fund as of specified times agreed upon from time to time by such Fund and the Custodian, in the amount of checks received in payment for shares which are deposited to the accounts of such Fund.

    (u) Proxies and Notices; Compliance with the Shareholders Communication Act of 1985.

    The Custodian shall deliver or cause to be delivered to the appropriate Fund all forms of proxies, all notices of meetings, and any other notices or announcements affecting or relating to Securities owned by such Fund that are received by the Custodian, any Subcustodian, or any nominee of either of them, and, upon receipt of Instructions, the Custodian shall execute and deliver, or cause such Subcustodian or nominee to execute and deliver, such proxies or other authorizations as may be required. Except as directed pursuant to Instructions, neither the Custodian nor any Subcustodian or nominee shall vote upon any such Securities, or execute any proxy to vote thereon, or give any consent or take any other action with respect thereto.

    The Custodian will not release the identity of any Fund to an issuer which requests such information pursuant to the Shareholder Communications Act of 1985 for the specific purpose of direct communications between such issuer and any such Fund unless a particular Fund directs the Custodian otherwise in writing.

    (v) Books and Records.

    The Custodian shall maintain such records relating to its activities under this Agreement as are required to be maintained by Rule 31a-1 under the Investment Company Act of 1940 ("the 1940 Act") and to preserve them for the periods prescribed in Rule 31a-2 under the 1940 Act. These records shall be open for inspection by duly authorized officers, employees or agents (including independent public accountants) of the appropriate Fund during normal business hours of the Custodian.

    The Custodian shall provide accountings relating to its activities under this Agreement as shall be agreed upon by each Fund and the Custodian.


    (w) Opinion of Fund's Independent Certified Public Accountants.

    The Custodian shall take all reasonable action as each Fund may request to obtain from year to year favorable opinions from each such Fund's independent certified public accountants with respect to the Custodian's activities hereunder and in connection with the preparation of each such Fund's periodic reports to the SEC and with respect to any other requirements of the SEC.

    (x) Reports by Independent Certified Public Accountants.

    At the request of a Fund, the Custodian shall deliver to such Fund a written report prepared by the Custodian's independent certified public accountants with respect to the services provided by the Custodian under this Agreement, including, without limitation, the Custodian's accounting system, internal accounting control and procedures for safeguarding cash, Securities and other Assets, including cash, Securities and other Assets deposited and/or maintained in a Securities System or with a Subcustodian. Such report shall be of sufficient scope and in sufficient detail as may reasonably be required by such Fund and as may reasonably be obtained by the Custodian.

    (y) Bills and Other Disbursements.

    Upon receipt of Instructions, the Custodian shall pay, or cause to be paid, all bills, statements, or other obligations of a Fund.

5. SUBCUSTODIANS.

    From time to time, in accordance with the relevant provisions of this Agreement, the Custodian may appoint one or more Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians, or Interim Subcustodians (as each are hereinafter defined) to act on behalf of any one or more Funds. A Domestic Subcustodian, in accordance with the provisions of this Agreement, may also appoint a Foreign Subcustodian, Special Subcustodian, or Interim Subcustodian to act on behalf of any one or more Funds. For purposes of this Agreement, all Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians and Interim Subcustodians shall be referred to collectively as "Subcustodians".

    (a) Domestic Subcustodians.

    The Custodian may, at any time and from time to time, appoint any bank as defined in Section 2(a)(5) of the 1940 Act or any trust company or other entity, any of which meet the requirements of a custodian under Section 17(f) of the 1940 Act and the rules and regulations thereunder, to act for the Custodian on behalf of any one or more Funds as a subcustodian for purposes of holding Assets of such Fund(s) and performing other functions of the Custodian within the United States (a "Domestic Subcustodian"). Each Fund shall approve in writing the appointment of the proposed Domestic Subcustodian; and the Custodian's appointment of any such Domestic Subcustodian shall not be effective without such prior written approval of the Fund(s). Each such duly approved Domestic Subcustodian shall be listed on Appendix A attached hereto, as it may be amended, from time to time.

    (b) Foreign Subcustodians.

    The Custodian may at any time appoint, or cause a Domestic Subcustodian to appoint, any bank, trust company or other entity meeting the requirements of an "eligible foreign custodian" under Section 17(f) of the 1940 Act and the rules and regulations thereunder to act for the Custodian on behalf of any one or more Funds as a subcustodian or sub-subcustodian (if appointed by a Domestic Subcustodian) for purposes of holding Assets of the Fund(s) and performing other functions of the Custodian in countries other than the United States of America (hereinafter referred to as a "Foreign Subcustodian" in the context of either a subcustodian or a sub-subcustodian); provided that the Custodian shall have obtained written confirmation from each Fund of the approval of the Board of Directors or other governing body of each such Fund (which approval may be withheld in the sole discretion of such Board of Directors or other governing body or entity) with respect to (i) the identity of any proposed Foreign Subcustodian (including branch designation), (ii) the country or countries in which, and the securities depositories or clearing agencies (hereinafter "Securities Depositories and Clearing Agencies"), if any, through which, the Custodian or any proposed Foreign Subcustodian is authorized to hold Securities and other Assets of each such Fund, and (iii) the form and terms of the subcustodian agreement to be entered into with such proposed Foreign Subcustodian. Each such duly approved Foreign Subcustodian and the countries where and the Securities Depositories and Clearing Agencies through which they may hold Securities and other Assets of the Fund(s) shall be listed on Appendix A attached hereto, as it may be amended, from time to time. Each Fund shall be responsible for informing the Custodian sufficiently in advance of a proposed investment which is to be held in a country in which no Foreign Subcustodian is authorized to act, in order that there shall be sufficient time for the Custodian, or any Domestic Subcustodian, to effect the appropriate arrangements with a proposed Foreign Subcustodian, including obtaining approval as provided in this Section 5(b). In connection with the appointment of any Foreign Subcustodian, the Custodian shall, or shall cause the Domestic Subcustodian to, enter into a subcustodian agreement with the Foreign Subcustodian in form and substance approved by each such Fund. The Custodian shall not consent to the amendment of, and shall cause any Domestic Subcustodian not to consent to the amendment of, any agreement entered into with a Foreign Subcustodian, which materially affects any Fund's rights under such agreement, except upon prior written approval of such Fund pursuant to Special Instructions.

    (c) Interim Subcustodians.

    Notwithstanding the foregoing, in the event that a Fund shall invest in an Asset to be held in a country in which no Foreign Subcustodian is authorized to act, the Custodian shall notify such Fund in writing by facsimile transmission or in such other manner as such Fund and the Custodian shall agree in writing of the unavailability of an approved Foreign Subcustodian in such country; and upon the receipt of Special Instructions from such Fund, the Custodian shall, or shall cause its Domestic Subcustodian to, appoint or approve an entity (referred to herein as an "Interim Subcustodian") designated in such Special Instructions to hold such Security or other Asset.

    (d) Special Subcustodians.

    Upon receipt of Special Instructions, the Custodian shall, on behalf of a Fund, appoint one or more banks, trust companies or other entities designated in such Special Instructions to act for the Custodian on behalf of such Fund as a subcustodian for purposes of: (i) effecting third-party repurchase transactions with banks, brokers, dealers or other entities through the use of a common custodian or subcustodian; (ii) providing depository and clearing agency services with respect to certain variable rate demand note Securities, (iii) providing depository and clearing agency services with respect to dollar denominated Securities, and (iv) effecting any other transactions designated by such Fund in such Special Instructions. Each such designated subcustodian (hereinafter referred to as a "Special Subcustodian") shall be listed on Appendix A attached hereto, as it may be amended from time to time. In connection with the appointment of any Special Subcustodian, the Custodian shall enter into a subcustodian agreement with the Special Subcustodian in form and substance approved by the appropriate Fund in Special Instructions. The Custodian shall not amend any subcustodian agreement entered into with a Special Subcustodian, or waive any rights under such agreement, except upon prior approval pursuant to Special Instructions.

    (e) Termination of a Subcustodian.

    The Custodian may, at any time in its discretion upon notification to the appropriate Fund(s), terminate any Subcustodian of such Fund(s) in accordance with the termination provisions under the applicable subcustodian agreement, and upon the receipt of Special Instructions, the Custodian will terminate any Subcustodian in accordance with the termination provisions under the applicable subcustodian agreement.

    (f) Certification Regarding Foreign Subcustodians.

    Upon request of a Fund, the Custodian shall deliver to such Fund a certificate stating: (i) the identity of each Foreign Subcustodian then acting on behalf of the Custodian; (ii) the countries in which and the Securities Depositories and Clearing Agencies through which each such Foreign Subcustodian is then holding cash, Securities and other Assets of such Fund; and (iii) such other information as may be requested by such Fund, and as the Custodian shall be reasonably able to obtain, to evidence compliance with rules and regulations under the 1940 Act.


6. STANDARD OF CARE.

    (a) General Standard of Care.

    The Custodian shall be liable to a Fund for all losses, damages and reasonable costs and expenses suffered or incurred by such Fund resulting from the negligence or willful misfeasance of the Custodian; provided, however, in no event shall the Custodian be liable for special, indirect or consequential damages arising under or in connection with this Agreement.

    (b) Actions Prohibited by Applicable Law, Events Beyond Custodian's Control, Sovereign Risk, Etc.

    In no event shall the Custodian or any Domestic Subcustodian incur liability hereunder (i) if the Custodian or any Subcustodian or Securities System, or any subcustodian, Securities System, Securities Depository or Clearing Agency utilized by the Custodian or any such Subcustodian, or any nominee of the Custodian or any Subcustodian (individually, a "Person") is prevented, forbidden or delayed from performing, or omits to perform, any act or thing which this Agreement provides shall be performed or omitted to be performed, by reason of:
(a) any provision of any present or future law or regulation or order of the United States of America, or any state thereof, or of any foreign country, or political subdivision thereof or of any court of competent jurisdiction (and neither the Custodian nor any other Person shall be obligated to take any action contrary thereto); or (b) any event beyond the control of the Custodian or other Person such as armed conflict, riots, strikes, lockouts, labor disputes, equipment or transmission failures, natural disasters, or failure of the mails, transportation, communications or power supply; or (ii) for any loss, damage, cost or expense resulting from "Sovereign Risk." A "Sovereign Risk" shall mean nationalization, expropriation, currency devaluation, revaluation or fluctuation, confiscation, seizure, cancellation, destruction or similar action by any governmental authority, de facto or de jure; or enactment, promulgation, imposition or enforcement by any such governmental authority of currency restrictions, exchange controls, taxes, levies or other charges affecting a Fund's Assets; or acts of armed conflict, terrorism, insurrection or revolution; or any other act or event beyond the Custodian's or such other Person's control.

    (c) Liability for Past Records.

    Neither the Custodian nor any Domestic Subcustodian shall have any liability in respect of any loss, damage or expense suffered by a Fund, insofar as such loss, damage or expense arises from the performance of the Custodian or any Domestic Subcustodian in reliance upon records that were maintained for such Fund by entities other than the Custodian or any Domestic Subcustodian prior to the Custodian's employment hereunder.

    (d) Advice of Counsel.

    The Custodian and all Domestic Subcustodians shall be entitled to receive and act upon advice of counsel of its own choosing on all matters. The Custodian and all Domestic Subcustodians shall be without liability for any actions taken or omitted in good faith pursuant to the advice of counsel.

    (e) Advice of the Fund and Others.

    The Custodian and any Domestic Subcustodian may rely upon the advice of any Fund and upon statements of such Fund's accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and neither the Custodian nor any Domestic Subcustodian shall be liable for any actions taken or omitted, in good faith, pursuant to such advice or statements.

    (f) Instructions Appearing to be Genuine.

    The Custodian and all Domestic Subcustodians shall be fully protected and indemnified in acting as a custodian hereunder upon any Resolutions of the Board of Directors or Trustees, Instructions, Special Instructions, advice, notice, request, consent, certificate, instrument or paper appearing to it to be genuine and to have been properly executed and shall, unless otherwise specifically provided herein, be entitled to receive as conclusive proof of any fact or matter required to be ascertained from any Fund hereunder a certificate signed by any officer of such Fund authorized to countersign or confirm Special Instructions.

    (g) Exceptions from Liability.

    Without limiting the generality of any other provisions hereof, neither the Custodian nor any Domestic Subcustodian shall be under any duty or obligation to inquire into, nor be liable for:

        (i) the validity of the issue of any Securities purchased by or for any Fund, the legality of the purchase thereof or evidence of ownership required to be received by any such Fund, or the propriety of the decision to purchase or amount paid therefor;

        (ii) the legality of the sale of any Securities by or for any Fund, or the propriety of the amount for which the same were sold; or

        (iii) any other expenditures, encumbrances of Securities, borrowings or similar actions with respect to any Fund's Assets;

and may, until notified to the contrary, presume that all Instructions or Special Instructions received by it are not in conflict with or in any way contrary to any provisions of the Company's Declaration of Trust, Partnership Agreement, Articles of Incorporation or By-Laws or votes or proceedings of the shareholders, trustees, partners or directors of the Company, or any such Fund's currently effective Registration Statement on file with the SEC.

7. LIABILITY OF THE CUSTODIAN FOR ACTIONS OF OTHERS.

    (a)  Domestic Subcustodians

    The Custodian shall be liable for the acts or omissions of any Domestic Subcustodian to the same extent as if such actions or omissions were performed by the Custodian itself.

    (b) Liability for Acts and Omissions of Foreign Subcustodians.

    The Custodian shall be liable to a Fund for any loss or damage to such Fund caused by or resulting from the acts or omissions of any Foreign Subcustodian to the extent that, under the terms set forth in the subcustodian agreement between the Custodian or a Domestic Subcustodian and such Foreign Subcustodian, the Foreign Subcustodian has failed to perform in accordance with the standard of conduct imposed under such subcustodian agreement and the Custodian or Domestic Subcustodian recovers from the Foreign Subcustodian under the applicable subcustodian agreement.

    (c) Securities Systems, Interim Subcustodians, Special Subcustodians, Securities Depositories and Clearing Agencies.

    The Custodian shall not be liable to any Fund for any loss, damage or expense suffered or incurred by such Fund resulting from or occasioned by the actions or omissions of a Securities System, Interim Subcustodian, Special Subcustodian, or Securities Depository and Clearing Agency unless such loss, damage or expense is caused by, or results from, the negligence or willful misfeasance of the Custodian.

    (d) Defaults or Insolvency's of Brokers, Banks, Etc.

    The Custodian shall not be liable for any loss, damage or expense suffered or incurred by any Fund resulting from or occasioned by the actions, omissions, neglects, defaults or insolvency of any broker, bank, trust company or any other person with whom the Custodian may deal (other than any of such entities acting as a Subcustodian, Securities System or Securities Depository and Clearing Agency, for whose actions the liability of the Custodian is set out elsewhere in this Agreement) unless such loss, damage or expense is caused by, or results from, the negligence or willful misfeasance of the Custodian.

    (e) Reimbursement of Expenses.

    Each Fund agrees to reimburse the Custodian for all out-of-pocket expenses incurred by the Custodian in connection with this Agreement, but excluding salaries and usual overhead expenses.

8. INDEMNIFICATION.

    (a) Indemnification by Fund.

    Subject to the limitations set forth in this Agreement, each Fund agrees to indemnify and hold harmless the Custodian and its nominees from all losses, damages and expenses (including attorneys' fees) suffered or incurred by the Custodian or its nominee caused by or arising from actions taken by the Custodian, its employees or agents in the performance of its duties and obligations under this Agreement, including, but not limited to, any indemnification obligations undertaken by the Custodian under any relevant subcustodian agreement; provided, however, that such indemnity shall not apply to the extent the Custodian is liable under Sections 6 or 7 hereof.

    If any Fund requires the Custodian to take any action with respect to Securities, which action involves the payment of money or which may, in the opinion of the Custodian, result in the Custodian or its nominee assigned to such Fund being liable for the payment of money or incurring liability of some other form, such Fund, as a prerequisite to requiring the Custodian to take such action, shall provide indemnity to the Custodian in an amount and form satisfactory to it.

    (b) Indemnification by Custodian.

    Subject to the limitations set forth in this Agreement and in addition to the obligations provided in Sections 6 and 7, the Custodian agrees to indemnify and hold harmless each Fund from all losses, damages and expenses suffered or incurred by each such Fund caused by the negligence or willful misfeasance of the Custodian.

9.  ADVANCES.

    This Section 9 is limited to the eligible Funds and each such Fund's borrowing limitation as listed on Appendix C of this Agreement. In the event that, pursuant to Instructions, the Custodian or any Subcustodian, Securities System, or Securities Depository or Clearing Agency acting either directly or indirectly under agreement with the Custodian (each of which for purposes of this Section 9 shall be referred to as "Custodian"), makes any payment or transfer of funds on behalf of any Fund as to which there would be, at the close of business on the date of such payment or transfer, insufficient funds held by the Custodian on behalf of any such Fund, the Custodian may, in its discretion without further Instructions, provide an advance ("Advance") to any such Fund in an amount sufficient to allow the completion of the transaction by reason of which such payment or transfer of funds is to be made. Any such Advance shall not exceed a Fund's or the 1940 Act's limitation concerning borrowings. The duty to ensure that the Advance did not exceed a Fund's or the 1940 Act's limitations concerning borrowing shall be on the applicable Fund's investment adviser and not a duty of the Company or the Custodian. In addition, in the event the Custodian is directed by Instructions to make any payment or transfer of funds on behalf of any Fund as to which it is subsequently determined that such Fund has overdrawn its cash account with the Custodian as of the close of business on the date of such payment or transfer, said overdraft shall constitute an Advance. Any Advance shall be payable by the Fund on behalf of which the Advance was made on demand by Custodian, unless otherwise agreed by such Fund and the Custodian, and shall accrue interest from the date of the Advance to the date of payment by such Fund to the Custodian at a rate agreed upon in writing from time to time by the Custodian and such Fund. It is understood that any transaction in respect of which the Custodian shall have made an Advance, including but not limited to a foreign exchange contract or transaction in respect of which the Custodian is not acting as a principal, is for the account of and at the risk of the Fund on behalf of which the Advance was made, and not, by reason of such Advance, deemed to be a transaction undertaken by the Custodian for its own account and risk. The Custodian and each of the Funds which are parties to this Agreement acknowledge that the purpose of Advances is to finance temporarily the purchase or sale of Securities for prompt delivery in accordance with the settlement terms of such transactions or to meet emergency expenses not reasonably foreseeable by a Fund. The Custodian shall promptly notify the appropriate Fund of any Advance. Such notification shall be sent by facsimile transmission or in such other manner as such Fund and the Custodian may agree.

10. LIENS.

    Subject to the provisions of Section 16(j) of this Agreement, the Custodian shall have a lien on the Property in a Custody Account to secure payment of fees and expenses for the services rendered under this Agreement. If the Custodian advances cash or securities to a Fund for any purpose or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of its duties hereunder, except such as may arise from its or its nominee's negligent action, negligent failure to act or willful misconduct, any Property at any time held for the Custody Account of such Fund shall be security therefore and such Fund hereby grants a security interest therein to the Custodian. The applicable Fund shall promptly reimburse the Custodian for any such advance of cash or securities or any such taxes, charges, expenses, assessments, claims or liabilities upon request for payment, but should such Fund fail to so reimburse the Custodian, the Custodian shall be entitled to dispose of such Property to the extent necessary to obtain reimbursement. The Custodian shall be entitled to debit any account of such Fund with the Custodian including, without limitation, the applicable Fund's Custody Account, in connection with any such advance and any interest on such advance as the Custodian deems reasonable.

11. COMPENSATION.

    Each Fund will pay to the Custodian such compensation as is agreed to in writing by the Custodian and the Company from time to time. Such compensation, together with all amounts for which the Custodian is to be reimbursed in accordance with Section 7(e), shall be billed to each such Fund and paid in cash to the Custodian.

    Notwithstanding any provision in this Agreement to the contrary, any amount owed by a Fund to the Custodian (including a Domestic Sub-Custodian, Foreign Sub-Custodian, Securities System, Interim Sub-Custodian, Special Sub-Custodian, Securities Depository and/or Clearing Agency) arising out of an Account of such Fund shall be paid only out of the Assets of such Fund.

12. POWERS OF ATTORNEY.

    Upon request, each Fund shall deliver to the Custodian such proxies, powers of attorney or other instruments as may be reasonable and necessary or desirable in connection with the performance by the Custodian or any Subcustodian of their respective obligations under this Agreement or any applicable subcustodian agreement.

13. TERMINATION AND ASSIGNMENT.

    The Company, on behalf of any Fund, or the Custodian may terminate this Agreement by notice in writing, delivered or mailed, postage prepaid (certified mail, return receipt requested) to the other not less than 90 days prior to the date upon which such termination shall take effect. Upon termination of this Agreement, the appropriate Fund shall pay to the Custodian such fees as may be due the Custodian hereunder as well as its reimbursable disbursements, costs and expenses paid or incurred. Upon termination of this Agreement, the Custodian shall deliver, at the terminating party's expense, all Assets held by it hereunder to the appropriate Fund or as otherwise designated by such Fund by Special Instructions. Upon such delivery, the Custodian shall have no further obligations or liabilities under this Agreement except as to the final resolution of matters relating to activity occurring prior to the effective date of termination.

    This Agreement may not be assigned by the Custodian or the Company without the respective consent of the other, duly authorized by a resolution by its Board of Directors or Trustees.


14. ADDITIONAL FUNDS.

    An additional Fund or Funds may become a party to this Agreement after the date hereof by an instrument in writing to such effect signed by the Company, on behalf of such Fund or Funds and the Custodian. If this Agreement is terminated as to one or more of the Funds (but less than all of the Funds) or if an additional Fund or Funds shall become a party to this Agreement, there shall be delivered to each party an Appendix B or an amended Appendix B, signed by the Company, on behalf of each of the additional Funds (if any) and each of the remaining Funds as well as the Custodian, deleting or adding such Fund or Funds, as the case may be. The termination of this Agreement as to less than all of the Funds shall not affect the obligations of the Custodian and the remaining Funds hereunder as set forth on the signature page hereto and in Appendix B as revised from time to time.

15. NOTICES.

    As to each Fund, notices, requests, instructions and other writings delivered to the Company, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, postage prepaid, or to such other address as any particular Fund may have designated to the Custodian in writing, shall be deemed to have been properly delivered or given to a Fund.

    Notices, requests, instructions and other writings delivered to the Securities Administration department of the Custodian at its office at 928 Grand Blvd., 5th Floor, Attn: Bonnie Johnson, Kansas City, Missouri 64106, postage prepaid, or to such other addresses as the Custodian may have designated to each Fund in writing, shall be deemed to have been properly delivered or given to the Custodian hereunder; provided, however, that procedures for the delivery of Instructions and Special Instructions shall be governed by Section 2(c) hereof.

16. MISCELLANEOUS.

    (a) This Agreement is executed and delivered in the State of Missouri and shall be governed by the laws of such state.

    (b) All of the terms and provisions of this Agreement shall be binding upon, and inure to the benefit of, and be enforceable by the respective successors and assigns of the parties hereto.

    (c) No provisions of this Agreement may be amended, modified or waived, in any manner except in writing, properly executed by both parties hereto; provided, however, Appendix A may be amended from time to time as Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians, and Securities Depositories and Clearing Agencies are approved or terminated according to the terms of this Agreement.

    (d) The captions in this Agreement are included for convenience of reference only, and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

    (e) This Agreement shall be effective as of the date of execution hereof.

    (f) This Agreement may be executed simultaneously in two or more counterparts, each of which will be deemed an original, but all of which together will constitute one and the same instrument.





(g) The following terms are defined terms within the meaning of this Agreement, and the definitions thereof are found in the following sections of the
Agreement:

Term                          Section
----                          -------
Account                       4(b)(3)(ii)
ADR'S                         4(j)
Advance                       9
Assets                        2(b)
Authorized Person             3
Banking Institution           4(1)
Domestic Subcustodian         5(a)
Foreign Subcustodian          5(b)
Instruction                   2(c)(1)
Interim Subcustodian          5(c)
Interest Bearing Deposit      4(1)
Liens                         10
OCC                           4(g)(1)
Person                        6(b)
Procedural Agreement          4(h)
SEC                           4(b)(3)
Securities                    2(a)
Securities Depositories and   5(b)(ii)
Clearing Agencies
Securities System             4(b)(3)
Shares                        4(s)
Sovereign Risk                6(b)
Special Instruction           2(c)(2)
Special Subcustodian          5(d)
Subcustodian                  5
1940 Act                      4(v)

      (h) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid by any court of competent jurisdiction, the remaining portion or portions shall be considered severable and shall not be affected, and the rights and obligations of the parties shall be construed and enforced as if this Agreement did not contain the particular part, term or provision held to be illegal or invalid.

      (i) This Agreement constitutes the entire understanding and agreement of the parties hereto with respect to the subject matter hereof, and accordingly supersedes, as of the effective date of this Agreement, any custodian agreement heretofore in effect between the Fund and the Custodian.

      (j) Notwithstanding any provision in this Agreement to the contrary, any amount owed by a Fund to the Custodian (including a Domestic Sub-Custodian, Foreign Sub-Custodian, Securities System, Interim Sub-Custodian, Special Sub-Custodian, Securities Depository and/or Clearing Agency) arising out of an Account of such Fund shall be paid only out of the Assets of such Fund.














      IN WITNESS WHEREOF, the parties hereto have caused this Custody Agreement to be executed by their respective duly authorized officers.


                                  THE WORLD FUNDS, INC.

Attest:                           By:
--------------------------------
                                  -----------------------------------

                                  Name:  John Pasco, III
                                  -----------------------------------

                                  Title:   Chairman and Chief
                                  Executive Officer
                                  -----------------------------------

                                  Date:    November 8, 2004
                                  -----------------------------------


                                  UMB BANK, N.A.

Attest:                           By:
--------------------------------
                                  -----------------------------------

                                  Name:  Ralph R. Santoro
                                  -----------------------------------

                                  Title:    Senior Vice President
                                  -----------------------------------

                                  Date:    November 8, 2004
                                  -----------------------------------

                                   APPENDIX A

                                CUSTODY AGREEMENT


DOMESTIC SUBCUSTODIANS:

       Citibank  (Foreign Securities Only)



SECURITIES SYSTEMS:

       Federal Book Entry
       Depository Trust Company


SPECIAL SUBCUSTODIANS:

                             SECURITIES DEPOSITORIES
COUNTRIES                    FOREIGN SUBCUSTODIANS         CLEARING AGENCIES
---------                    ---------------------         -----------------


Euroclear




THE WORLD FUNDS, INC.                UMB BANK, N.A.

By:                                  By:
------------------------------------ -------------------------------

Name:  John Pasco, III               Name:  Ralph R. Santoro
------------------------------------ -------------------------------

Title:   Chairman and Chief          Title:    Senior Vice
Executive Officer                    President
------------------------------------ -------------------------------

Date:    November 8, 2004            Date:    November 8, 2004
------------------------------------ -------------------------------

17
1-WA/2589614.12
                                   APPENDIX B

                                CUSTODY AGREEMENT


      The following portfolios ("Funds") are hereby made parties to the Custody Agreement dated November 8, 2004, with UMB Bank, n.a. ("Custodian") and The World Funds, Inc., and agree to be bound by all the terms and conditions contained in said Agreement:


                                 CSI EQUITY FUND
                 DIVIDEND CAPITAL REALTY INCOME FUND
                                  GENOMICS FUND
                        SAND HILL PORTFOLIO MANAGERS FUND
                               THE NEW MARKET FUND
                          THIRD MILLENNIUM RUSSIA FUND
                          EASTERN EUROPEAN EQUITY FUND
                 EPOCH INTERNATIONAL SMALL CAP FUND






                                  THE WORLD FUNDS, INC.

Attest:                           By:
--------------------------------
                                  -----------------------------------

                                  Name:  John Pasco, III
                                  -----------------------------------

                                  Title:   Chairman and Chief
                                  Executive Officer
                                  -----------------------------------

                                  Date:    November 8, 2004
                                  -----------------------------------


                                  UMB BANK, N.A.

Attest:                           By:
--------------------------------
                                  -----------------------------------

                                  Name:  Ralph R. Santoro
                                  -----------------------------------

                                  Title:    Senior Vice President
                                  -----------------------------------

                                  Date:    November 8, 2004
                                  -----------------------------------










                                   APPENDIX C

                                CUSTODY AGREEMENT


  Eligible Funds and Borrowing Limitations - The World Funds, Inc.



-----------------------------------------------------------------
Fund Name                  Acceptable       Limitation
                           Reason
-----------------------------------------------------------------
-----------------------------------------------------------------
CSI Equity Fund            Temporary        5% of the lower of
                           emergency only   value or cost of
                                            total assets
-----------------------------------------------------------------
-----------------------------------------------------------------
Dividend Capital Realty    Temporary        Limited to extent
Income Fund                emergency only   allowed under the
                                            1940 Act
-----------------------------------------------------------------
-----------------------------------------------------------------
Eastern European Equity    Temporary        5% of the lower of
Fund                       emergency only   value or cost of
                                            total assets
-----------------------------------------------------------------
-----------------------------------------------------------------
Epoch International Small  Temporary        Limited to extent
Cap Fund                   emergency only   allowed under the
                                            1940 Act
-----------------------------------------------------------------
-----------------------------------------------------------------
Genomics Fund              Temporary        5% of the lower of
                           emergency only   value or cost of
                                            total assets
-----------------------------------------------------------------
-----------------------------------------------------------------
The New Market Fund        Temporary        5% of the lower of
                           emergency only   value or cost of
                                            total assets
-----------------------------------------------------------------
-----------------------------------------------------------------
Sand Hill Portfolio        Temporary        20% of net assets
Managers Fund              emergency only
-----------------------------------------------------------------
-----------------------------------------------------------------
Third Millennium Russia    Temporary        5% of the lower of
Fund                       emergency only   value or cost of
                                            total assets
-----------------------------------------------------------------

                         AMENDMENT TO CUSTODY AGREEMENT

      AMENDMENT, dated as of November 8, 2004, to the Custody Agreement dated November 8, 2004 ("Agreement"), by and between UMB Bank, n. a. ("Custodian"), having a place of business at 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106 and The World Funds, Inc., a Maryland corporation (the "Company"), on behalf of each of its investment portfolios (individually, a "Fund" and collectively, the "Funds") as listed on Appendix B to the Agreement (as such Appendix B may be, from time to time, supplemented or amended).

      WHEREAS, each Fund and the Custodian have previously entered into the Agreement pursuant to which the Custodian provides custody and related services to each Fund, including the use of foreign subcustodians and depositories, subject to the terms and conditions set forth therein;

      WHEREAS, the U.S. Securities and Exchange Commission ("SEC") adopted Rule 17f-7 under the Investment Company Act of 1940, as amended (the "1940 Act") concerning arrangements for foreign securities depositories;

      WHEREAS, pursuant to the provisions of Rule 17f-7(a)(1), the Custodian has agreed to assume, subject to the terms and conditions set forth herein, certain analysis and monitoring functions related to foreign securities depositories;

      NOW, THEREFORE, in consideration of the mutual covenants and agreements herein contained, the Company and the Custodian agree as follows. Capitalized terms used herein without definition shall have the meanings ascribed to them in the Agreement. All references hereunder to the 1940 Act and to the rules and regulations thereunder shall be deemed to be a reference to such Act and its rules and regulations as they may be amended from time to time.

1. The Agreement is amended by deleting the first paragraph under the heading "Section 5. "SUBCUSTODIANS" and inserting the following amended paragraph in its place:

      From time to time, in accordance with the relevant provisions of this Agreement, (i) the Custodian may appoint one or more Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians or Interim Subcustodians (each as hereinafter defined) to act on behalf of any one or more Funds; and (ii) the Custodian may be directed, pursuant to an agreement between the Company, on behalf of a Fund, and the Custodian ("Delegation Agreement"), to appoint a Domestic Subcustodian to perform the duties of the Foreign Custody Manager (as such term is defined in Rule 17f-5 under the 1940 Act) ("Approved Foreign Custody Manager") for such Fund so long as such Domestic Subcustodian is so eligible under the 1940 Act. Such Delegation Agreement shall provide that the appointment of any Domestic Subcustodian as the Approved Foreign Custody Manager must be governed by a written agreement between the Custodian and the Domestic Subcustodian, which provides for compliance with Rule 17f-5. The Approved Foreign Custody Manager may appoint a Foreign Subcustodian or Interim Subcustodian in accordance with this Section 5. For purposes of this Agreement, all Domestic Subcustodians, Special Subcustodians, Foreign Subcustodians and Interim Subcustodians shall be referred to collectively as "Subcustodians."

2. The Agreement is further amended by deleting the last sentence of Subsection 5(a) in its entirety and inserting the following revised sentence in its place:

      Each such duly approved Domestic Subcustodian and the countries where Foreign Subcustodians through which they may hold securities and other Assets of a Fund shall be as agreed upon by the parties hereto in writing, from time to time, and shall be reflected on Appendix A hereto.

3. The Agreement is further amended by deleting the paragraph in Subsections 5(b) and 5(c) in their entirety and inserting the following amended Subsection 5(b) in their place:

      (b)  Foreign Subcustodians

      (1) Foreign Subcustodians. The Approved Foreign Custody Manager may appoint any entity meeting the requirements of an Eligible Foreign Custodian, as such term is defined in Rule 17f-5(a)(1) under the 1940 Act, and which term shall also include a bank that qualifies to serve as a custodian of assets of investment companies under Section 17(f) of the 1940 Act or by SEC order is exempt therefrom (each a "Foreign Subcustodian" in the context of either a subcustodian or a sub-subcustodian), provided that the Approved Foreign Custody Manager's appointments of such Foreign Subcustodians shall at all times be governed by an agreement that complies with Rule 17f-5.

      (2) Interim Subcustodians. Notwithstanding the foregoing, in the event that a Fund shall invest in a security or other Asset to be held in a country in which the Approved Foreign Custody Manager has not appointed a Foreign Subcustodian or for which the Fund has otherwise directed that a specific Foreign Subcustodian be used, the Custodian shall, or shall cause the Approved Foreign Custody Manager to, promptly notify the Fund in writing by facsimile transmission or in such other manner as the Fund and Custodian shall agree in writing of the unavailability of an approved Foreign Subcustodian in such country; and upon the receipt of Special Instructions, the Custodian shall, or shall cause the Approved Foreign Custody Manager to, appoint or approve any Person (as hereinafter defined) designated by the Fund in such Special Instructions, to hold such security or other Asset. The subcustodian agreement between the Custodian and the Interim Subcustodian shall comply with the provisions of the 1940 Act and the rules and regulations thereunder (including Rule 17f-5, if applicable) and the terms and provisions of this Agreement. The Custodian shall comply with Section 5(b)(1) hereof with respect to the appointment of an Interim Subcustodian. (Any Person appointed or approved as either a subcustodian or sub-subcustodian pursuant to this Section 5(b)(2) is herein referred to as an "Interim Subcustodian.")



      (3) In the event that the Approved Foreign Custody Manager or its delegate reasonably determines that such Person will not provide delegation services (i) in a country in which a Fund has directed that the Fund shall invest in a security or other Asset or (ii) with respect to a specific Foreign Subcustodian which the Fund has directed be used, the Approved Foreign Custody Manager or the Custodian (or the Domestic Subcustodian), as applicable, shall be entitled to rely on any such instruction provided pursuant to Section 5(b)(2) as a Special Instruction and shall have no duties or liabilities under this Agreement with respect to such arrangement save those that it may undertake specifically in writing with respect to each particular instance; provided that the Delegation Agreement and this Agreement shall not constitute the Approved Foreign Custody Manager or the Custodian (or the Domestic Subcustodian), as the exclusive delegate of the Fund for purposes of Rule 17f-5 and, particularly where such Person does not agree to provide fully the services under this Agreement and the Delegation Agreement to the Fund with respect to a particular country or specific Foreign Subcustodian, the Fund may delegate such services to another delegate pursuant to Rule 17f-5.

4. The Agreement is further amended by renumbering Subsections 5(d) and 5(e) as 5(c) and 5(d), respectively.

5. The Agreement is further amended by deleting the paragraph in Subsection 5(f), renumbering the Subsection as Subsection 5(e) and inserting the following amended paragraph in its place:

      (e) Certification Regarding Foreign Subcustodians.

      Upon request of a Fund, the Custodian shall deliver, or cause any Approved Foreign Custody Manager to deliver, to the Fund a certificate stating: (i) the identity of each Foreign Subcustodian then acting on behalf of the Custodian; (ii) the countries in which the Eligible Securities Depositories (as defined in Section 5(f)) through which each Foreign Subcustodian is then holding cash, securities and other Assets of the Fund; and (iii) such other information as may be requested by the Fund to ensure compliance with rules and regulations under the 1940 Act.

6. The Agreement is further amended by inserting the following new Subsection 5(f) after the new renumbered Subsection 5(e):

      (f) Securities Depositories.

      (1) The Custodian (or the Domestic Subcustodian) may place and maintain a Fund's Foreign Assets (as defined in Rule 17f-5 under the 1940 Act) with an Eligible Securities Depository (as defined in Rule 17f-7, which term shall include any other securities depository for which the SEC by exemptive order has permitted registered investment companies to maintain their assets).





      (2) The Custodian (or the Domestic Subcustodian) shall, for evaluation by the Fund or its adviser, provide an analysis of the custody risks associated with maintaining the Fund's Foreign Assets with each Eligible Securities Depository utilized directly or indirectly by the Custodian as of the date hereof (or, in the case of an Eligible Securities Depository not so utilized as of the date hereof, prior to the initial placement of the Fund's Foreign Assets at such depository) and at which any Foreign Assets of the Fund are held or are expected to be held. The Custodian (or the Domestic Subcustodian) shall monitor the custody risks associated with maintaining the Fund's Foreign Assets at each such Eligible Securities Depository on a continuing basis and shall promptly notify the Fund or its adviser of any material changes in such risks.

      (3) Based on the information available to it in the exercise of diligence, the Custodian (or the Domestic Subcustodian) shall determine the eligibility under Rule 17f-7 of each foreign securities depository before maintaining the Fund's Foreign Assets therewith and shall promptly advise the Fund if any Eligible Securities Depository ceases to be so eligible. Notwithstanding Subsection 16(c) hereof, Eligible Securities Depositories may, subject to Rule 17f-7, be added or deleted from time to time.

      (4) Withdrawal of Assets. If an arrangement with an Eligible Securities Depository no longer meets the requirements of Rule 17f-7, the Custodian (or the Domestic Subcustodian) will withdraw the Fund's Foreign Assets from such depository as soon as reasonably practicable.

      (5) Standard of Care. In fulfilling its responsibilities under this
      Section 5(f), the Custodian will exercise reasonable care, prudence and diligence.

7. The Agreement is further amended by inserting the following new Subsection 5(g) after the new Section 5(f):

      (g) Limitations on Placement of Foreign Assets.

      A Fund shall not place or maintain any of the Fund's Foreign Assets in any country, and shall as promptly as practicable withdraw the Fund's Foreign Assets from any country, that is identified in the Global Custody Network Listing provided by the Custodian (or the Domestic Subcustodian) as a country where the liability or responsibility of the Approved Foreign Custody Manager or the Custodian (or the Domestic Subcustodian) is conditioned or predicated on the ability of the Approved Foreign Custody Manager or the Custodian (or the Domestic Subcustodian) to recover damages from the Foreign Subcustodian in such country.



8. The Agreement is further amended by deleting Subsection 6(b) in its entirety and inserting the following amended Subsection 6(b) in its place:

      (b) Actions Prohibited by Applicable Law, Etc.

      In no event shall the Custodian incur liability hereunder if the Custodian or any Subcustodian or Securities System, or any Subcustodian, Eligible Securities Depository utilized by any such Subcustodian, or any nominee of the Custodian or any Subcustodian (individually, a "Person") is prevented, forbidden or delayed from performing, or omits to perform, any act or thing which this Agreement provides shall be performed or omitted to be performed, by reason of: (i) any provision of any present or future law or regulation or order of the United States of America, or any state thereof, or of any foreign country, or political subdivision thereof or of any court of competent jurisdiction (and the Custodian nor any other Person shall not be obligated to take any action contrary thereto); or (ii) any "Force Majeure," which for purposes of this Agreement, shall mean any circumstance or event which is beyond the reasonable control of the Custodian, a Subcustodian or any agent of the Custodian or a Subcustodian and which adversely affects the performance by the Custodian of its obligations hereunder, by the Subcustodian of its obligations under its subcustody agreement or by any other agent of the Custodian or the Subcustodian, unless in each case, such delay or nonperformance is caused by the negligence, misfeasance or misconduct of the Custodian. Such Force Majeure events may include any event caused by, arising out of or involving (a) an act of God, (b) accident, fire, water damage or explosion, (c) any computer, system or other equipment failure or malfunction caused by any computer virus or the malfunction or failure of any communications medium, (d) any interruption of the power supply or other utility service, (e) any strike or other work stoppage, whether partial or total, (f) any delay or disruption resulting from or reflecting the occurrence of any Sovereign Risk (as defined below), (g) any disruption of, or suspension of trading in, the securities, commodities or foreign exchange markets, whether or not resulting from or reflecting the occurrence of any Sovereign Risk, (h) any encumbrance on the transferability of a currency or a currency position on the actual settlement date of a foreign exchange transaction, whether or not resulting from or reflecting the occurrence of any Sovereign Risk, or (i) any other cause similarly beyond the reasonable control of the Custodian.

      Subject to the Custodian's general standard of care set forth in Subsection 6(a) hereof and the requirements of Section 17(f) of the 1940 Act and Rules 17f-5 and 17f-7 thereunder, the Custodian shall not incur liability hereunder if any Person is prevented, forbidden or delayed from performing, or omits to perform, any act or thing which this Agreement provides shall be performed or omitted to be performed by reason of any
      (i) "Sovereign Risk," which for the purpose of this Agreement shall mean, in respect of any jurisdiction, including the United States of America, where investments are acquired or held under this Agreement, (a) any act of war, terrorism, riot, insurrection or civil commotion, (b) the imposition of any investment, repatriation or exchange control restrictions by any governmental authority, (c) the confiscation, expropriation or nationalization of any investments by any governmental authority, whether de facto or de jure, (d) any devaluation or revaluation of the currency, (e) the imposition of taxes, levies or other charges affecting investments, (f) any change in the applicable law, or (g) any other economic or political risk incurred or experienced that is not directly related to the economic or financial conditions of the Eligible Foreign Custodian, except as otherwise provided in this Agreement or the Delegation Agreement, or (ii) "Country Risk," which for the purpose of this Agreement shall mean, with respect to the acquisition, ownership, settlement or custody of investments in a jurisdiction, all risks relating to, or arising in consequence of, systemic and markets factors affecting the acquisition, payment for or ownership of investments, including (a) the prevalence of crime and corruption except for crime or corruption by the Eligible Foreign Custodian, or its employees, directors or officers for which the liability of the Custodian (or the Domestic Subcustodian) or the Approved Foreign Custody Manager is not predicated upon recovery of such damages from the Subcustodian as set forth in the Global Custody Network Listing, (b) the inaccuracy or unreliability of business and financial information (unrelated to the Approved Foreign Custody Manager's duties imposed by Rule 17f-5(c) under the 1940 Act or to the duties imposed on the Custodian by Rule 17f-7 under the 1940 Act), (c) the instability or volatility of banking and financial systems, or the absence or inadequacy of an infrastructure to support such systems, (d) custody and settlement infrastructure of the market in which such investments are transacted and held, (e) the acts, omissions and operation of any Eligible Securities Depository, it being understood that this provision shall not excuse the Custodian's performance under the express terms of this Agreement and its liability therefor, (f) the risk of the bankruptcy or insolvency of banking agents, counterparties to cash and securities transactions, registrars or transfer agents, (g) the existence of market conditions which prevent the orderly execution or settlement of transactions or which affect the value of assets, and (h) the laws relating to the safekeeping and recovery of a Fund's Foreign Assets held in custody pursuant to the terms of this Agreement; provided, however, that, in compliance with Rule 17f-5, neither Sovereign Risk nor Country Risk shall include the custody risk of a particular Eligible Foreign Custodian of a Fund's Foreign Assets.

9. The Agreement is further amended by deleting Subsection 16(i) in its entirety and inserting the following amended Subsection 16(i) in its place:

      (i) Entire Agreement. This Agreement and the Delegation Agreement, as amended from time to time, constitute the entire understanding and agreement of the parties thereto with respect to the subject matter therein and accordingly, supercedes as of the effective date of this Agreement any custodian agreement heretofore in effect between the Funds and the Custodian.





10. All references throughout the Agreement to "Securities Depository or Clearing Agency" are hereby changed to "Eligible Securities Depository." In Subsection 16(g) relating to defined terms, the reference to Section 5(b)(ii) for the definition of "Securities Depositories and Clearing Agencies" (which has been changed to "Eligible Securities Depository" is changed to Section 5(f). In addition, the list of defined terms is amended to include "Approved Foreign Custody Manager" with a reference to Section 5, "Force Majeure" with a reference to Section 6(b), "Country Risk" with a reference to Section 6(b), and "Foreign Assets" with a reference to Section 5(f).

11. Except as modified hereby, the Agreement is confirmed in all respects.



                              * * * * *



      IN WITNESS WHEREOF, the parties have executed this Amendment as of the date first above written.



The World Funds, Inc.               UMB Bank, n.a.

By                                  By
      --------------------
Name: John Pasco, III               Name: Ralph R. Santoro
Title:     Chairman    and    Chief Title:     Senior Vice President
Executive Officer

                                                               EXHIBIT Ex-99.H3A

                          ACCOUNTING SERVICES AGREEMENT

      This ACCOUNTING SERVICES AGREEMENT is made as of this 23rd day of August, 2006 (the "Agreement") between The World Funds, Inc. (the "Company"), a corporation duly organized and existing under the laws of the State of Maryland, and Commonwealth Fund Accounting, Inc. ("CFA"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                                WITNESSETH THAT:

      WHEREAS, the Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of several series portfolios (the "Funds"), each of which may consist of one or more classes of shares of common stock;

      WHEREAS, the Company desires to appoint CFA as its Accounting Services Agent to maintain and keep current the books, accounts, records, journals or other records of original entry relating to the business of the Company as set forth in Schedule B of this Agreement (the "Accounts and Records") and to perform certain other functions in connection with such Accounts and Records; and

      WHEREAS, CFA is willing to perform such functions upon the terms and conditions herein set forth;

      NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

      Section 1. Appointment. The Company hereby appoints CFA as its Accounting Services Agent on behalf of the Company, and CFA hereby accepts such appointment, to furnish the Funds listed on Schedule A, as such schedule may be amended from time to time, with accounting services as set forth in this Agreement.

      Section 2. Duties. CFA shall perform or supervise the performance of others of the services set forth in Schedule B hereto. CFA shall provide the Company with all necessary office space, equipment, personnel, facilities and compensation for providing such services. CFA may sub-contract with third parties to perform certain of the services to be performed by CFA hereunder; PROVIDED, however, that CFA shall remain principally responsible to the Company for the acts and omissions of such other entities.

      Except with respect to CFA's duties as set forth in this Agreement, and except as otherwise specifically provided herein, the Company assumes all responsibility for ensuring that each Fund complies with all applicable requirements of the Securities Act of 1933, the 1940 Act and any other laws, rules and regulations, or interpretations thereof, of governmental authorities with jurisdiction over each Fund.

      Section 3. Compensation and Expenses. The Company agrees to pay CFA compensation for its services as set forth in Schedule A attached hereto, or as shall be set forth in amendments to such schedule approved by the Board of Directors of the Company (the "Board") and CFA. Fees will begin to accrue for each Fund on the latter of the date of this Agreement or the date of commencement of operations of the Fund. If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Fund shall pay to CFA such compensation as shall be payable prior to the effective date of termination.

      In addition, the Company shall reimburse CFA from the assets of each Fund certain reasonable expenses incurred by CFA on behalf of each Fund individually in connection with the performance of this Agreement. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of Fund counsel or accountants in connection with its services to each Fund; postage; long distance telephone; special forms required by each Fund; any economy class travel which may be required in the performance of its duties to each Fund; and any other extraordinary expenses it may incur in connection with its services to each Fund.

      All fees and reimbursements are payable in arrears on a monthly basis and the Company, on behalf of the applicable Fund, agrees to pay all fees and reimbursable expenses within five (5) business days following receipt of the respective billing notice.

      Section 4. Company Reports to CFA. The Company shall furnish or otherwise make available to CFA such copies of each Fund's prospectus, statement of additional information, financial statements, proxy statements, shareholder reports, each Fund's net asset value per share, declaration, record and payment dates, amounts of any dividends or income, special actions relating to each Fund's securities and other information relating to the Company's business and affairs as CFA may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement. CFA shall maintain such information as required by regulation and as agreed upon between the Company and CFA. The Company will complete all necessary prospectus and compliance reports, as well as monitoring the various limitations and restrictions.

      Section 5. Maintenance of Records. CFA shall create and maintain all records required by applicable laws, rules and regulations, including but not limited to records required by Section 31(a) of the 1940 Act and the rules thereunder, as they may be amended from time to time, pertaining to the various functions CFA performs under this Agreement and which are not otherwise created or maintained by another party pursuant to contract with the Company. All such records shall be the property of the Company and will be preserved, maintained and made available in accordance with Section 31 of the 1940 Act and the rules thereunder, and will be surrendered promptly to the Fund on and in accordance with the Company's request. The Company and the Company's authorized representatives shall have access to CFA's records relating to the services to be performed under this Agreement at all times during CFA's normal business hours. Upon the reasonable request of the Company, copies of any such records shall be provided promptly by CFA to the Company or the Company's authorized representatives.

      Section 6. Reliance on Company Instructions and Experts. CFA may rely upon the written advice of the Company and upon statements of the Company's legal counsel, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CFA shall not be liable for any actions taken in good faith upon such statements.

      Section 7. Standard of Care. CFA shall be under no duty to take any action on behalf of a Fund except as necessary to fulfill its duties and obligations as specifically set forth herein or as may be specifically agreed to by CFA in writing. CFA shall at all times act in good faith and agrees to use its best effect within reasonable limits to ensure the accuracy of all services performed under this Agreement, but assumes no responsibility for any loss arising out of any act or omission in carrying out its duties hereunder, except a loss resulting from CFA's, its employees' or its agents' willful misfeasance, bad faith or gross negligence in the performance of CFA's duties under this Agreement, or by reason of reckless disregard of CFA's, its employees' or its agents' obligations and duties hereunder. Notwithstanding the foregoing, the limitation on CFA's liability shall not apply to the extent any loss or damage results from any fraud committed by CFA or any intentionally bad or malicious acts (that is, acts or breaches undertaken purposefully under circumstances in which the person acting knows or has reason to believe that such act or breach violates such person's obligations under this Agreement or can cause danger or harm) of CFA.

      Without limiting the generality of the foregoing or of any other provision of this Agreement, (i) CFA shall not be liable for losses beyond its control, provided that CFA has acted in accordance with the standard of care set forth above; and (ii) CFA shall not be liable for (A) the validity or invalidity or authority or lack thereof of any oral or written instructions provided by the Fund, notice or other instrument which conforms to the applicable requirements of this Agreement, and which CFA reasonably believes to be genuine; or (B) subject to Section 25, delays or errors or loss of data occurring by reason of circumstances beyond CFA's control, including fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

      Section 8. Limitation of Liability Regarding CFA. CFA shall not be liable for any actions taken in good faith reliance upon any authorized written instructions or any other document reasonably believed by CFA to be genuine and to have been executed or signed by the proper person or persons. CFA shall not be held to have notice of any change of authority of any officer, employee or agent of the Company until receipt of notification thereof by the Company.

      CFA shall not be liable for the errors of other service providers of the Company, including the errors of pricing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by CFA) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Company.

      With respect to a Fund that does not value its assets in accordance with Rule 2a-7 under the 1940 Act (a money market fund), notwithstanding anything to the contrary in this Agreement, CFA shall not be liable to the Company or any shareholder of the Company for (i) any loss to the Company if a NAV Difference for which CFA would otherwise be liable under this Agreement is less than $0.01 per Fund share or (ii) any loss to a shareholder of the Company if the NAV Difference for which CFA would otherwise be liable under this Agreement is less than or equal to 0.005 (1/2 of 1%) or if the loss in the shareholder's account with the Company is less than or equal to $10. Any loss for which CFA is determined to be liable hereunder shall be reduced by the amount of gain which inures to shareholders, whether to be collected by the Company or not.

      For purposes of this Agreement: (i) the NAV Difference shall mean the difference between the NAV at which a shareholder purchase or redemption should have been effected ("Recalculated NAV") and the NAV at which the purchase or redemption is effected; (ii) NAV Differences and any CFA or other responsible party liability therefrom are to be calculated each time a Fund's (or class's) NAV is calculated; (iii) in calculating any NAV Difference for which CFA would otherwise be liable under this Agreement for a particular NAV error, Fund losses and gains shall be netted; and (iv) in calculating any NAV Difference for which CFA would otherwise be liable under this Agreement for a particular NAV error that continues for a period covering more than one NAV determination, Fund losses and gains for the fund's fiscal year shall be netted.

      Section 9. Limited Recourse. CFA hereby acknowledges that the Funds' obligations hereunder with respect to the Shares are binding only on the assets and property belonging to the Funds. The obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents or employees of the Funds personally, but shall bind only the property of the Funds. The execution and delivery of this agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Funds' property.

      Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Company are separate and distinct from the assets and liabilities of each other Series and that no Series shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

      Section 10. Indemnification by the Funds. Each Fund shall indemnify CFA and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by CFA that result from: (i) any claim, action, suit or proceeding in connection with CFA's entry into or performance of this Agreement with respect to such Fund; or (ii) any action taken or omission to act committed by CFA in the performance of its obligations hereunder with respect to such Fund; or (iii) any action of CFA upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Company with respect to such Fund; or (iv) any error, omission, inaccuracy or other deficiency of any information provided to CFA by the Company, or the failure of the Company to provide or make available any information requested by CFA knowledgeably to perform its functions hereunder; PROVIDED, that CFA shall not be entitled to such indemnification in respect of actions or omissions constituting gross negligence, bad faith or willful misfeasance in the performance of its duties, or by reckless disregard of such duties, on the part of CFA or its employees, agents or contractors.

      Section 11. Indemnification by CFA. CFA shall indemnify each Fund and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Fund which result from: (i) CFA's failure to comply with the terms of this Agreement with respect to such Fund; or (ii) CFA's lack of good faith in performing its obligations hereunder with respect to such Fund; or (iii) CFA's gross negligence or misconduct or that of its employees, agents or contractors in connection herewith with respect to such Fund.

      In order that the indemnification provisions contained in Sections 10 and 11 shall apply, upon the assertion of an indemnification claim, the party seeking the indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The Company shall have the option to participate with CFA in the defense of such claim or to defend against said claim in its own name or that of CFA. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the indemnifying party's written consent, which consent shall not be unreasonably withheld.

      Section 12. Confidentiality. CFA agrees on behalf of itself and its employees to treat confidentially all records and other information relative to the Company and its Shareholders received by CFA in connection with this Agreement, including any non-public personal information as defined in Regulation S-P, and that it shall not use or disclose any such information except for the purpose of carrying out the terms of this Agreement; PROVIDED, however, that CFA may disclose such information as required by law or in connection with any requested disclosure to a regulatory authority with appropriate jurisdiction after prior notification to the Company.

      Upon termination of this Agreement, CFA shall return to the Company all copies of confidential or non-public personal information received from the Company hereunder, other than materials or information required to be retained by CFA under applicable laws or regulations. CFA hereby agrees to dispose of any "consumer report information," as such term is defined in Regulation S-P.

      Section 13. Holidays. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CFA, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CFA is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Company and CFA are open. CFA will be open for business on days when the Company is open for business and/or as otherwise set forth in each Fund's prospectus(es) and Statement(s) of Additional Information.

      Section 14. Termination. This Agreement shall remain in effect with respect to each Fund until terminated.

      This Agreement may be terminated by either party at any time, without the payment of a penalty upon ninety (90) days' written notice to other party. Any termination shall be effective as of the date specified in the notice or upon such later date as may be mutually agreed upon by the parties. Upon notice of termination of this Agreement by either party, CFA shall promptly transfer to the successor administrator the original or copies of all books and records maintained by CFA under this Agreement including, in the case of records maintained on computer systems, copies of such records in machine-readable form, and shall cooperate with, and provide reasonable assistance to, the successor administrator in the establishment of the books and records necessary to carry out the successor administrator's responsibilities. If this Agreement is terminated by the Company, the Company shall be responsible for all reasonable out-of-pocket expenses or costs associated with the movement of records and materials to the successor administrator. Additionally, CFA reserves the right to charge for any other reasonable expenses associated with such termination.

      Section 15. Notice. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that oral instructions may be given if authorized by the Board and preceded by a certificate from the Company's Secretary so attesting. Notices to the Company shall be directed to 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, Attention: Mr. John Pasco, III; and notices to CFA shall be directed to:
8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, Attention: Mr. John Pasco, III.

      Section 16. Execution in Counterparts. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      Section 17. Assignment; Third Party Beneficiaries. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; PROVIDED, however, that this Agreement shall not be assignable by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

      Section 18. Services Not Exclusive. The services of CFA to the Company are not deemed exclusive, and CFA shall be free to render similar services to others, to the extent that such service does not affect CFA's ability to perform its duties and obligations hereunder.

      Section 19. Headings. All Section headings contained in this Agreement are for convenience of reference only, do not form a part of this Agreement and will not affect in any way the meaning or interpretation of this Agreement. Words used herein, regardless of the number and gender specifically used, will be deemed and construed to include any other number, singular or plural, and any other gender, masculine, feminine, or neuter, as the contract requires.

      Section 20. Entire Agreement. This Agreement contains the entire agreement between the parties hereto and supersedes all prior agreements, understandings and arrangements to the subject matter thereof.

      Section 21. Consequential Damages. Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

      Section 22. Amendments. This Agreement may be amended from time to time by a writing executed by the Company and CFA. The compensation stated in Schedule A attached hereto may be adjusted from time to time by the execution of a new schedule signed by both of the parties.

      Section 23. Waiver. Any term or provision of this Agreement may be waived at any time by the party entitled to the benefit thereof by written instrument executed by such party. No failure of either party hereto to exercise any power or right granted hereunder, or to insist upon strict compliance with any obligation hereunder, and no custom or practice of the parties with regard to the terms of performance hereof, will constitute a waiver of the rights of such party to demand full and exact compliance with the terms of this Agreement.

      Section 24. Severability. If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

      Section 25. Force Majeure. In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, acts of war or terrorism, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes; provided, however, that this provision shall not imply that CFA is excused from maintaining reasonable business continuity plans to address potential service outages.

      Section 26. Survival. The obligations of Sections 3, 5, 6, 7, 8, 9, 10, 11, 12, 17, 20, 21, 23, 24, 25 and 27 shall survive any termination of this Agreement.

      Section 27. Governing Law. This Agreement shall be governed by and construed to be in accordance with the laws of the State of Maryland, without reference to choice of law principles thereof, and in accordance with the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Maryland, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.

                     THE WORLD FUNDS, INC.

                         By: __________________________
                                 John Pasco, III
                          Chairman


                     COMMONWEALTH FUND ACCOUNTING, INC.



                         By: __________________________
                                 John Pasco, III
                          Chief Executive Officer

A-6
1-WA/2589614.12
                              Amended and Restated
                                   Schedule A
                                     to the
                          Accounting Services Agreement
                                     between
                The World Funds, Inc. (the "Company")
                                       and
             Commonwealth Fund Accounting, Inc. ("CFA")

                          [Dated as of April __, 2007]

Compensation to be Paid to CFA:
------------------------------

A. For accounting services, CFA shall be paid monthly at the following annual rates:

Name of Fund                        Accounting Services Fee

CSI Equity Fund 0.05% of the Fund's average daily net assets, computed daily and paid monthly, with a minimum annual fee of $15,000.

B. It is anticipated that the Company's security trading activity will remain on average less than 100 trades per month, per portfolio. Should the Company's security trading activity exceed an average of 100 trades per month per portfolio, an additional fee of $2.50 per trade (for trades in excess of 100 per month) may apply.

C. The Company will pay CFA on a current and ongoing basis for CFA's reasonable time and costs required for the correction of any errors or omissions in the Accounts and Records delivered, or the information provided, to CFA by the Company. Any such payment shall be in addition to the fees and charges described above, provided that approval of the amount of such payments shall be obtained in advance by CFA from the Company if and when such additional charges would exceed five percent of the usual charges payable for a period under this Agreement.

D. Fund management will monitor the expense accrual procedures for accuracy and adequacy based on outstanding liabilities monthly, and promptly communicate to CFA any adjustment needed.

Compensation to be Paid to CFA:
------------------------------

A. For accounting services, CFA shall be paid monthly at the following annual rates:

Name of Fund                        Accounting Services Fee

Dividend Capital Realty Income Fund 0.05% of the Fund's average daily net assets, computed daily and paid monthly, with a minimum annual fee of $15,000.

B. It is anticipated that the Company's security trading activity will remain on average less than 100 trades per month, per portfolio. Should the Company's security trading activity exceed an average of 100 trades per month per portfolio, an additional fee of $2.50 per trade (for trades in excess of 100 per month) may apply.

C. The Company will pay CFA on a current and ongoing basis for CFA's reasonable time and costs required for the correction of any errors or omissions in the Accounts and Records delivered, or the information provided, to CFA by the Company. Any such payment shall be in addition to the fees and charges described above, provided that approval of the amount of such payments shall be obtained in advance by CFA from the Company if and when such additional charges would exceed five percent of the usual charges payable for a period under this Agreement.

D. Fund management will monitor the expense accrual procedures for accuracy and adequacy based on outstanding liabilities monthly, and promptly communicate to CFA any adjustment needed.

Compensation to be Paid to CFA:
------------------------------

A. For accounting services, CFA shall be paid monthly at the following annual rates:

Name of Fund                        Accounting Services Fee

Epoch U.S. All Cap Equity Fund 0.05% of the Fund's average daily net assets, computed daily and paid monthly, with a minimum annual fee of $15,000.

B. It is anticipated that the Company's security trading activity will remain on average less than 100 trades per month, per portfolio. Should the Company's security trading activity exceed an average of 100 trades per month per portfolio, an additional fee of $2.50 per trade (for trades in excess of 100 per month) may apply.

C. The Company will pay CFA on a current and ongoing basis for CFA's reasonable time and costs required for the correction of any errors or omissions in the Accounts and Records delivered, or the information provided, to CFA by the Company. Any such payment shall be in addition to the fees and charges described above, provided that approval of the amount of such payments shall be obtained in advance by CFA from the Company if and when such additional charges would exceed five percent of the usual charges payable for a period under this Agreement.

D. Fund management will monitor the expense accrual procedures for accuracy and adequacy based on outstanding liabilities monthly, and promptly communicate to CFA any adjustment needed.

 Compensation to be Paid to CFA:
-------------------------------

A. For accounting services, CFA shall be paid monthly at the following annual rates:

Name of Fund                        Accounting Services Fee

REMS Real Estate Value-Opportunity  0.10% of the Fund's average
Fund daily net assets, computed daily and paid monthly*, with a minimum annual fee of $15,000.

      * Rate reflects additional work required for short trading and REIT related accounting services.

B. It is anticipated that the Company's security trading activity will remain on average less than 100 trades per month, per portfolio. Should the Company's security trading activity exceed an average of 100 trades per month per portfolio, an additional fee of $2.50 per trade (for trades in excess of 100 per month) may apply.

C. The Company will pay CFA on a current and ongoing basis for CFA's reasonable time and costs required for the correction of any errors or omissions in the Accounts and Records delivered, or the information provided, to CFA by the Company. Any such payment shall be in addition to the fees and charges described above, provided that approval of the amount of such payments shall be obtained in advance by CFA from the Company if and when such additional charges would exceed five percent of the usual charges payable for a period under this Agreement.

D. Fund management will monitor the expense accrual procedures for accuracy and adequacy based on outstanding liabilities monthly, and promptly communicate to CFA any adjustment needed.

Compensation to be Paid to CFA:
------------------------------

A. For accounting services, CFA shall be paid monthly at the following annual rates:

Name of Fund                        Accounting Services Fee

Osprey Concentrated Large Cap       0.05% of the Fund's average
Value Equity Fund                   daily net assets, computed daily
                                    and paid monthly, with a minimum
                                    annual fee of $10,000.


B. It is anticipated that the Company's security trading activity will remain on average less than 100 trades per month, per portfolio. Should the Company's security trading activity exceed an average of 100 trades per month per portfolio, an additional fee of $2.50 per trade (for trades in excess of 100 per month) may apply.

C. The Company will pay CFA on a current and ongoing basis for CFA's reasonable time and costs required for the correction of any errors or omissions in the Accounts and Records delivered, or the information provided, to CFA by the Company. Any such payment shall be in addition to the fees and charges described above, provided that approval of the amount of such payments shall be obtained in advance by CFA from the Company if and when such additional charges would exceed five percent of the usual charges payable for a period under this Agreement.

D. Fund management will monitor the expense accrual procedures for accuracy and adequacy based on outstanding liabilities monthly, and promptly communicate to CFA any adjustment needed.

Compensation to be Paid to CFA:
------------------------------

A. For accounting services, CFA shall be paid monthly at the following annual rates:

Name of Fund                        Accounting Services Fee

Symphony Wealth Management Ovation  [__]% of the Fund's average
Fund daily net assets, computed daily and paid monthly, with a minimum annual fee of $[_____].


B. It is anticipated that the Company's security trading activity will remain on average less than 100 trades per month, per portfolio. Should the Company's security trading activity exceed an average of 100 trades per month per portfolio, an additional fee of $2.50 per trade (for trades in excess of 100 per month) may apply.

C. The Company will pay CFA on a current and ongoing basis for CFA's reasonable time and costs required for the correction of any errors or omissions in the Accounts and Records delivered, or the information provided, to CFA by the Company. Any such payment shall be in addition to the fees and charges described above, provided that approval of the amount of such payments shall be obtained in advance by CFA from the Company if and when such additional charges would exceed five percent of the usual charges payable for a period under this Agreement.

D. Fund management will monitor the expense accrual procedures for accuracy and adequacy based on outstanding liabilities monthly, and promptly communicate to CFA any adjustment needed.

11
1-WA/2739199.1
1
1-WA/2739199.1
                         Amended and Restated Schedule B
                                     to the
                          Accounting Services Agreement
                                     between
                The World Funds, Inc. (the "Company")
                                       and
             Commonwealth Fund Accounting, Inc. ("CFA")

                          Dated as of February 15, 2007

Services to be Provided by CFA:
------------------------------

1. Subject to the direction and control of the Board of Directors of the Company (the "Board"), CFA shall perform all accounting services with respect to each Fund except those that are the specific responsibility of any other service provider hired by the Company, all in such manner and to such extent as may be authorized by the Board.

2. CFA shall maintain and keep current the following Accounts and Records relating to the business of the Company, in such form as may be mutually agreed to between the Company and CFA, and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act"):

(a) Cash Receipts Journal (b) Cash Disbursements Journal (c) Dividends Paid and Payable Schedule
(d)   Purchase and Sales Journals - Portfolio Securities
(e)   Subscription and Redemption Journals
(f)   Security Ledgers - Transaction Report and Tax Lot Report
(g)   Broker Ledger - Commission Report
(h)   Daily Expense Accruals
(i)   Daily Interest Accruals
(j)   Daily Trial Balance
(k)   Portfolio Interest Receivable and Income Journal
(l)   Listing of Portfolio Holdings showing cost, market value and percentage of portfolio comprised of each security.

3. CFA shall perform ministerial calculations necessary to calculate the Company's net asset value daily, in accordance with the Company's registration statement and as follows:

(a)   Portfolio investments for which market quotations are
                 available to CFA by use of an automated financial service (a "Pricing Service") shall be valued based on the closing prices of the portfolio investment reported by such Pricing Service, except where the Company has given or caused to be given specific instructions to utilize a different value.

(b)   Notwithstanding any information obtained from a Pricing
                 Service, all portfolio securities shall be given such values as the Company shall direct by instructions from the Company's Pricing Committee, including all restricted securities and other securities requiring valuation not readily ascertainable solely by the use of such a Pricing Service.

(c) All financial data reported by CFA under this Agreement shall be stated in United States dollars or currency. To the extent necessary, CFA (or its designee) shall convert financial data received in foreign currencies or values to United States dollars or currency.

4. CFA will supply the Transfer Agent with daily NAV's for each portfolio by 6:00 p.m. EST.

5. It is the responsibility of CFA to be reconciled to the Custodian. CFA will report any discrepancies to the Custodian, and shall report any unreconciled items to the Company.

                                                               EXHIBIT Ex-99.H4B


                          EXPENSE LIMITATION AGREEMENT


                              THE WORLD FUNDS, INC
                          Third Millennium Russia Fund

      This EXPENSE LIMITATION GREEMENT, effective as of September 1, 2003, is by and between Third Millennium Investment Advisers, LLC (`TMIA") and The World Funds. Inc. (the "Company"), on behalf of the Third Millennium Russia Fund (the "Fund"), and is further supplemented by commitments made by Commonwealth Capital Management, Inc. ("CCM"), First Dominion Capital Corp. ("FDCC"), and Commonwealth Shareholder Services, Inc. ("CSS"). TMIA, CCM, FDCC and CSS may be collectively referred to herein as the "Service Providers."

      WHEREAS, the Company is a corporation organized under the Maryland General Corporations Law, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company of series type, one of which series is the Fund; and

      WHEREAS, the Company and the Service Providers have entered into various servicing agreements pursuant to which the Service Providers provide investment advisory, underwriting and administrative services to the Fund for compensation based on the value of the average daily net assets of the Fund; and

      WHEREAS, the Company and the Service Providers have determined that it is appropriate and in the best interests of the Fund and its shareholders to maintain the expenses of the Fund at a level below the level to which it might otherwise be subject;

      NOW, THEREFORE, the parties to this Agreement acknowledge and agree to the following:



1. Expense Limitation.

      1.1 Operating Expense Limit. The total annual operating expenses in any year with respect to the Fund's Class A Shares shall not exceed 2.75% of the Fund's Class A Shares' average daily net assets (the "Operating Expense Limit").

      1.2 Applicable Expense Limit. (a) To the extent that the aggregate expenses incurred by the Fund in any fiscal year (referred to herein as the "Fund Operating Expenses") exceed the Operating Expense Limit, the excess amount ("Excess Amount") will be the liability of the Service Providers. Fund Operating Expenses may include, but are not limited to:

           (i)  investment advisory fees of TMIA;

           (ii) certain distribution fees payable to FDCC pursuant to a plan adopted by the Company on behalf of the Fund pursuant to Rule 12b-1 under the 1940 Act:
            (iii) administrative fees due to CSS from the Fund; and

           (iv) the payment of certain additional amounts required to be advanced by or on behalf of CCM as set forth in Section 1.2(c).

                (b) TMIA hereby ratifies and confirms its obligation to bear Excess Amounts of Fund Operating Expenses. The Company hereby agrees that TMIA may, in furtherance of its obligation to bear such Excess Amounts, waive the payment by the Fund of investment advisory fees identified in clause (i) of Section 1.2(a). The Company further agrees that in furtherance of TMIA's obligation to bear such Excess Amounts, TMIA may apply in reduction of the Excess Amount any waivers of distribution fees or administrative fees identified in clauses
           (ii) and (iii) of Section 1.2(a).


           (c) In the event that the combination of the waiver of the fees described in clauses (i), (ii) and (iii) of Section 1.2(a) are not sufficient to keep the expense ratio of the Fund below the Operating Expense Limit, then TMIA agrees that it will advance monies to the Fund either by paying certain "other operating expenses" of the Fund or through some other methodology, so that the expense ratio of the Fund does not exceed the Operating Expense Limit. The Company agrees that TMIA may fulfill its obligation under this Section 1.2(c) by causing CCM or its affiliates to make such advances.


           (d) "Other operating expenses" of the Fund include fees in connection with legal, auditing, bookkeeping and record keeping services, transfer and dividend disbursing agent fees, custodian fees and fees and other costs of registration of the Fund's shares for sale under various state and federal securities laws. The term "other operating expenses" does not include any amount paid by the Fund for interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, or other extraordinary expenses not incurred in the ordinary course of business. In addition, it is agreed that the duty of FDCC to waive any distribution fee under clause (ii) of Section 1.2(a) shall not require EDCC to waive the collection of any Rule 12b-1 fees or expense reimbursements that it is obligated to pay to independent third parties, such as commissions due to other broker-dealer firms and their sales people.

      1.3 Method of Computation. To determine TMIA's liability with respect to the Excess Amount, each month the Fund Operating Expenses will be annualized as of the last day of the month. If the annualized Fund Operating Expenses exceed the Operating Expense Limit for the month, TIA, FDCC and CSS will waive the fees due to them as described above in Section 1.2(a), and CCM or its affiliates will remit to the Fund an amount sufficient to reduce the annualized Operating Expense Limit of the Fund.

      1.4 Year-End Adjustment. If necessary, on or before the last day of the first month of each fiscal year, an annual adjustment payment will be made by the appropriate party in order that the amount of the fees waived or reduced by TMIA, FDCC and/or CSS, as applicable, as well as other payments remitted by CCM or its affiliates to the Fund with respect to adjustments made to the Fund Operating Expenses for the previous fiscal year, shall equal the Excess Amount.

2. Reimbursement of Fee Waivers and Expense Reimbursements.

      2.1 Reimbursement. (a) If during any quarter the estimated aggregate Fund Operating Expenses for the quarter are less than the Operating Expense Limit for that quarter. the Service Providers will each be entitled to reimbursement of fees waived or expenses reimbursed to the Fund pursuant to Section 1.2 of this Agreement in the following order of priority:

   (i) CCM or its affiliates shall be entitled to a reimbursement of all monies advanced to the Fund for the payment of "other operating expenses" as described above in Section 1.2(d) of this Agreement;


   (ii) FDCC and CSS shall each be entitled to a reimbursement of any fees waived for services to the Fund; and


           (iii) TMIA shall be entitled to a reimbursement of any advisory fees waived.

           (b) The total amount of reimbursement recoverable by each of TMIA, FDCC, CSS and/or CCM (the "Reimbursement Amount") is the sum of all fees previously waived or remitted by such parties during any of the previous five (5) years after the date of this Agreement, pursuant to
           Section 1.2 of this Agreement, less any reimbursement previously paid by the Fund to TMIA, FDCC, CSS and/or CCM with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Fees waived and expenses reimbursed would be treated on a "first-in, first-out" basis.

      2.2 Board Approval. No Reimbursement Amount will be paid to any of the Service Providers in any fiscal quarter unless the Company's Board of Directors has determined that a reimbursement is in the best interest of the Fund and its shareholders. The Company's Board of Directors will determine quarterly in advance whether any Reimbursement Amount may be paid to a Service Provider during the quarter.

3. Term and Termination of Agreement.

   This Agreement will continue in effect until August 31, 2004, and from year to year thereafter provided that each continuance is specifically approved by a majority of the Directors of the Company who (i) are not "interested persons" of the Company or any other party to this Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of this Agreement (the "Independent Directors"). Nevertheless, this Agreement may be terminated by any party to the Agreement, without payment of any penalty, upon ninety (90) days' prior written notice to the other party at its principal place of business. Action to terminate the Agreement must be authorized by resolution of a majority of the Independent Directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.


4. Miscellaneous.

      4.1 Captions. The captions in this Agreement are included for convenience of reference only and do not define or delineate any of the provisions of the Agreement, or otherwise affect their construction or effect.

      4.2 Interpretation. Nothing in this Agreement requires the Company or the Fund to take any action contrary to the Company's Articles of Incorporation, Bylaws, or any applicable statutory or regulatory requirement to which the Company or Fund are subject, nor does this Agreement relieve or deprive the Company's Board of Directors of its responsibility for and control of the conduct of the affairs of the Company or the Fund.

      4.3 Definitions. Any questions of interpretation of any term or provision of this Agreement has the same meaning and is to be resolved by reference to the 1940 Act and the various service agreements between the parties.

      IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective duly authorized officers, and have caused their respective corporate seals to be affixed to this Agreement as of the day and year first above written.

                              THE WORLD FUNDS, INC.

                          ----------------------
                              Name: John Pasco, III
                                 Title: Chairman

                          THIRD MILLENNIUM INVESTMENT ADVISORS, LLC

                          ----------------------
                          Name:  John Pasco, III as
                                           Managing Member of TMIA

                          COMMONWEALTH CAPITAL MANAGEMENT, INC.

                          ----------------------
                              Name: John Pasco, III
                                 Title: Chairman

                          FIRST DOMINION CAPITAL CORP.

                          ----------------------
                              Name: John Pasco, III
                                 Title: Chairman


                          COMMONWEALTH SHAREHOLDER SERVICES, INC.

                          -----------------------
                              Name: John Pasco, III
                                 Title: Chairman

                                                               EXHIBIT Ex-99.H4C


                          EXPENSE LIMITATION AGREEMENT

                              THE WORLD FUNDS, INC.


      This EXPENSE LIMITATIONAGREEMENT, effective as of May 1, 2006 is by and between Commonwealth Capital Management, LLC (the "Adviser") and The World Funds, Inc. (the "Fund"), on behalf of the GenomicsFund.com series of the Fund (the "Portfolio").

      WHEREAS the Fund is a corporation organized under the Maryland General Corporations Law, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management company of the series type (the Portfolio being a series of the Fund); and

      WHEREAS the Fund and the Adviser have entered into an Advisory Agreement, as amended ("Advisory Agreement"), pursuant to which the Adviser provides Advisory services to the Portfolio for compensation based on the value of the average daily net assets of the Portfolio; and

      WHEREAS the Fund and the Adviser have determined that it is appropriate and in the best interests of the Portfolio and its shareholders to maintain the expenses of the Portfolio at a level below the level to which the Portfolio might otherwise be subject;

      NOW, THEREFORE, the parties to this Agreement acknowledge and agree to the following:

      Expense Limitation

      1.1  Operating Expense Limit. The maximum Operating
           -----------------------
           Expense Limit in any year with respect to the Portfolio is 1.90% of the average daily net assets of the Portfolio.

      1.2 Applicable Expense Limit. To the extent that the aggregate expenses incurred by the Portfolio in any fiscal year (referred to as "Portfolio Operating Expenses") exceed the Operating Expense Limit, the excess amount ("Excess Amount") will be the liability of the Adviser. Portfolio Operating Expenses may include, but are not limited to, Advisory fees of the Adviser. Portfolio Operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business.

      1.3 Method of Computation. To determine the Adviser's liability with respect to the Excess Amount, each month the Portfolio Operating Expenses for the Portfolio will be annualized as of the last day of the month. If the annualized Portfolio Operating expenses of the Portfolio exceed the Operating Expense Limit of the Portfolio for the month, the Adviser will remit to the Portfolio an amount sufficient to reduce the annualized Portfolio Operating Expenses Limit.

1.4 Year-End Adjustment. If necessary, on or before the last day of the first month of each fiscal year, an annual adjustment payment will be made by the appropriate party in order that the amount of the advisory fees waived or reduced by the Adviser, as well as other payments remitted by the Adviser to the Portfolio with respect to adjustments made to the Portfolio Operating Expenses for the previous fiscal year, shall equal the Excess Amount for the entire fiscal year.

2.    Reimbursement of Fee Waivers and Expense Reimbursements

      2.1 Reimbursement If during any quarter in which the Advisory Agreement is still in effect, the estimated aggregate Portfolio Operating Expenses of the Portfolio for the quarter are less than the Operating Expense Limit for that quarter, the Adviser will be entitled to reimbursement of fees waived or remitted by the Adviser to the Portfolio pursuant to Section 1 of this Agreement. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or remitted by the Adviser to the Portfolio during any of the previous five (5) years, pursuant to Section l of this Agreement, less any reimbursement previously paid by a Portfolio to the Adviser with respect to any waivers, reductions, and payments made with respect to a Portfolio; provided, that the amount payable to the Adviser pursuant to this
           Section 2.1 is limited to not more than the difference between the Operating Expense Limit for the quarter and the actual Portfolio Operating Expenses for that quarter. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

      2.2 Board Approval. No Reimbursement Amount will be paid to the Adviser in any fiscal quarter unless the Fund's Board of Directors has determined that a reimbursement is in the best interest of the Portfolio and its shareholders. The Fund's Board of Directors will determine quarterly in advance whether any Reimbursement Amount may be paid to the Adviser during the quarter.

3. Term and Termination of Agreement.

      This Agreement will continue in effect until August 31, 2006 and from year to year thereafter provided that each continuance is specifically approved by a majority of the Directors of the Fund who (i) are not "interested persons" of the Fund or any other party to this Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of this Agreement ("Independent Directors"). Nevertheless, this Agreement may be terminated by either party to the Agreement, without payment of any penalty, upon ninety (90) days prior written notice to the other party at its principal place of business. Action to terminate the Agreement must be authorized by resolution of a majority of the Independent Directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

4. Miscellaneous.

      4.1 Captions. The captions in this Agreement are included for convenience of reference only and do not define or delineate any of the provisions of the Agreement, or otherwise affect their construction or effect.

      4.2 Interpretation. Nothing in this Agreement requires the Fund or the Portfolio to take any action contrary to the Fund's Articles of Incorporation, Bylaws, or any applicable statutory or regulatory requirement to which the Fund or Portfolio are subject, nor does this Agreement relieve or deprive the Fund's Board of Directors of its responsibility for and control of the conduct of the affairs of the Fund or the Portfolio.

      4.3 Definitions. Any questions of interpretation of any term or provision of this Agreement has the same meaning and is to be resolved by reference to, the 1940 Act and the Advisory Agreement between the parties.

      IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective duly authorized officers, and have caused their respective corporate seals to be affixed to this Agreement as of the day and year first above written.

                              THE WORLD FUNDS, INC.



                             By: /s/ John Pasco, III
                                 John Pasco, III
                                    Chairman

                     Commonwealth Capital Management, LLC


                             By: /s/ John Pasco, III
                                 John Pasco, III
                                    President

                                                               EXHIBIT Ex-99.H5A

                              THE WORLD FUNDS, INC.
                            SHAREHOLDER SERVICES PLAN
WHEREAS, The World Funds, Inc. (the "Company") is engaged in business as an open-end investment company registered under the Investment Company Act of 1940 (the "1940 Act") and the Company desires to compensate service providers ("Service Providers") that provide the services described herein to clients (the "Clients") who from time to time beneficially own Shares (the "Shares") of any fund of the Company listed on Schedule A to this Shareholder Services Plan (each a "Fund," and collectively, the "Funds"); and WHEREAS, the Directors of the Company have determined, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the following Shareholder Services Plan (the "Plan") will benefit the Funds of the Company and the Clients of the Shares of such Funds; and WHEREAS, the Directors of the Company adopt the Plan under which Service Providers will provide to Clients some or all of the shareholder services stated in Section 2 herein; NOW, THEREFORE, the Directors of the Company hereby adopt this Plan. Section 1. The Company has adopted this Plan to enable the Company to directly or indirectly bear expenses relating to the provision of certain shareholder services to certain Classes of Shares of the Company listed in Schedule A.
Section 2. The Company will pay Service Providers a fee, up to the amount specified in Schedule A to this Plan, with respect to the average daily net asset value of shares owned of record or beneficially by clients with whom the Service Provider has a service relationship for shareholder services. Services for which this fee may be paid include, but are not limited to, (i) maintaining accounts relating to Clients that invest in Shares; (ii) arranging for bank wires; (iii) responding to Client inquiries relating to the services performed by Service Providers; (iv) responding to inquiries from Clients concerning their investment in Shares; (v) assisting Clients in changing dividend options, account designations and addresses; (vi) providing information periodically to Clients showing their position in Shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (viii) processing purchase, exchange and redemption requests from Clients and placing orders with the Funds or its service providers; (ix) providing sub-accounting with respect to Shares beneficially owned by Clients; and (x) processing dividend payments from the Funds on behalf of Clients. Service Providers may also use this fee for payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Service Providers' affiliates and subsidiaries as compensation for such services as are described herein.
Section 3. This Plan shall not take effect with respect to any Fund until it has been approved together with any related agreements, by votes of the majority of both (i) the Directors of the Company and (ii) the Qualified Directors (as defined in Section 8 herein), at a meeting of the Board of Directors. Section 4. This Plan shall, unless terminated as hereinafter provided, continue in effect for a period of more than one year after it takes effect, only for so long as such continuance is specifically approved at least annually in the manner provided in Section 3 herein for the approval of this Plan. Section 5. During the existence of this Plan, the Company shall require the Distributor or any person authorized to direct the disposition of monies paid or payable by the Company pursuant to this Plan or any related agreement shall provide to the Directors of the Company, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made with respect to each Fund, and shall furnish the Board of Directors of the Company with such other information as the Board of Directors may reasonably request in connection with payments made under the Plan.
Section 6. This Plan may be terminated at any time, with respect to Shares of any Fund listed in Schedule A, without payment of any penalty, at any time by the vote of a majority of the Qualified Directors as defined in Section 8 herein.
Section 7. All agreements with any person relating to the implementation of this Plan shall be in writing, and any agreement related to this Plan shall provide
(a) that such agreement may be terminated at any time, without payment of any penalty, by the vote of a majority of the Qualified Directors (as defined in Section 8 herein), on not more than 60 days written notice to any other party to the agreement.
Section 8. As used in this Plan, (a) the term "Qualified Directors" shall mean those Directors of the Company who are not interested persons of the Company, and have no direct or indirect financial interest in the operation of this Plan or any agreements related to it, and (b) the terms "assignment" and "interested person" shall have the respective meanings specified in the 1940 Act and the rules and regulations thereunder, subject to such exemptions as may be granted by the U.S. Securities and Exchange Commission.
Section 9. While this Plan is in effect, the selection and nomination of those Directors who are not interested persons of the Company within the meaning of
Section 2(a)(19) of the 1940 Act shall be committed to the discretion of the Directors then in office who are not interested persons of the Company. Section
10. This Plan shall not obligate the Company or any other party to enter into an agreement with any particular person. Section 11. This Plan may be amended at any time by the Board of Directors, provided that any material amendment of this Plan shall be effective only upon approval in the manner provided in Section 3 herein.
Section 12. Consistent with the limitation of shareholder and Director liability as set forth in the Company's Articles of Incorporation, as amended and supplemented, any obligations assumed by the Company, a Fund or Class thereof pursuant to this Plan and any agreements related to this Plan shall be limited in all cases to the proportionate ownership of the Class of the affected Fund and its assets, and shall not constitute obligations of any shareholder of any other Class of the affected Fund or Funds of the Company or of any Director.
Section 13. If any provision of this Plan shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Plan shall not be affected thereby.
Dated: November 16, 2005
Amended and Restated: September 15, 2006

                              AMENDED AND RESTATED
                                   SCHEDULE A
                                     to the
                            SHAREHOLDER SERVICES PLAN

                         Dated as of September 15, 2006


Fund and Class                                         Fee
Epoch Global Equity Shareholder Yield Fund
Class P Shares                                        0.25%

Epoch International Small Cap Fund
Class P Shares                                        0.25%

Epoch U.S. All Cap Equity Fund
Class P Shares                                        0.25%

Osprey Concentrated Large Cap Value Equity
Fund
Class P Shares                                        0.25%

                                                                EXHIBIT Ex-99.I1


April 30, 2007


The World Funds, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Re:   Opinion of Counsel Regarding  Post-Effective  Amendment No. 62
      ---------------------------------------------------------------
      to the  Registration  Statement  Filed on Form N-1A  under the
      ---------------------------------------------------------------
      Securities Act of 1933 (File Nos. 333-29289 and 811-08255)

Ladies and Gentlemen:

We have acted as counsel to The World Funds, Inc., a Maryland corporation (the "Company"), in connection with Post-Effective Amendment No. 62 to the Company's registration statement on Form N-1A (the "Amendment"). This opinion is being delivered to you in connection with the Company's filing of the Amendment, which relates to the issuance of the Company's shares of common stock, par value $0.01 per share (collectively, the "Shares"). The Amendment will be filed with the U.S. Securities and Exchange Commission (the "Commission") pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"). With your permission, all assumptions and statements of reliance herein have been made without any independent investigation or verification on our part except to the extent otherwise expressly stated, and we express no opinion with respect to the subject matter or accuracy of such assumptions or items relied upon.

In connection with this opinion, we have reviewed, among other things, executed copies of the following documents:

(a) a certificate of the State of Maryland as to the existence and good standing of the Company;

(b) the Articles of Incorporation of the Company and any amendments or supplements thereto (the "Articles of Incorporation") and the By-Laws of the Company, and any amendments or supplements thereto (the "By-Laws");

(c) a certificate executed by Karen Shupe, Secretary of the Company, certifying as to the validity of the Company's Articles of Incorporation and By-Laws; and certain resolutions adopted by the Board of Directors of the Company authorizing the issuance of the Shares; and

(d)   a draft of the Amendment.

In our capacity as counsel to the Company, we have examined the originals, or certified, conformed or reproduced copies, of all records, agreements, instruments and documents as we have deemed relevant or necessary as the basis for the opinion hereinafter expressed. In all such examinations, we have assumed the legal capacity of all natural persons executing documents, the genuineness of all signatures, the authenticity of all original or certified copies, and the conformity to original or certified copies of all copies submitted to us as conformed or reproduced copies. As to various questions of fact relevant to such opinion, we have relied upon, and assume the accuracy of, certificates and oral or written statements of public officials and officers or representatives of the Company. We have assumed that the Amendment, as filed with the Commission, will be in substantially the form of the draft referred to in paragraph (d) above.

Based upon, and subject to, the limitations set forth herein, we are of the opinion that the Shares, when issued and sold in accordance with the Articles of Incorporation and By-Laws, and for the consideration described in the Amendment, will be legally issued, fully paid and non-assessable under the General Corporation Laws of the State of Maryland.

We hereby consent to the filing of this opinion as an exhibit to the Amendment. In giving this consent, we do not concede that we are in the category of persons whose consent is required under Section 7 of the 1933 Act.

Very truly yours,

/s/ Morgan, Lewis & Bockius LLP

                                                                EXHIBIT Ex-99.J1



     CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





We consent to the references to our firm in the Post-Effective Amendment to the Registration Statement on Form N-1A of The World Funds and to the use of our report dated February 23, 2007 on the financial statements and financial highlights of Eastern European Equity Fund, Epoch U.S. All Cap Fund, Epoch International Small Cap Fund, Epoch Global Shareholder Equity Fund, REMS Real Estate Value Opportunity Fund and Dividend Capital Realty Income Fund. Such financial statements and financial highlights appear in the 2006 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information.





                                     TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
April 30, 2007

                                                                EXHIBIT Ex-99.P1

                                 CODE OF ETHICS
    THE WORLD FUNDS, INC., WORLD INSURANCE TRUST, SATUIT CAPITAL
                                MANAGEMENT TRUST

                                TABLE OF CONTENTS



    I.    INTRODUCTION............................................2
    --    ------------
       II. .......................STATEMENT OF GENERAL PRINCIPLES3
       ----                       -------------------------------
    III.  DEFINITIONS.............................................3
    ----  -----------
    IV.   PROHIBITED TRANSACTIONS.................................7
    ---   -----------------------
    V.    PROHIBITED TRANSACTIONS BY INVESTMENT PERSONNEL.........7
    --    -----------------------------------------------
    VI.   BLACKOUT PERIODS........................................8
    ---   ----------------
    VII.  SHORT-TERM TRADING......................................9
    ----  ------------------
    VIII. SHORT SALES.............................................9
    ----- -----------
      IX. ...................................................GIFTS9
      ----                                                   -----
    X.    PORTFOLIO DISCLOSURE...................................11
    --    --------------------
    XI.   SERVICE AS A DIRECTOR..................................11
    ---   ---------------------
    XII.  REPORTING OF VIOLATIONS................................11
    ----  -----------------------
    XIII. PENALTY GUIDELINES.....................................11
    ----- ------------------
    XIV.  PROCEDURES FOR CONDUCTING PERSONAL TRADING.............12
    ----  ------------------------------------------
        A.   Identification of Access Persons....................12
        --   --------------------------------
        B.   Preclearance Obligations............................13
        --   ------------------------
        C.   Initial Holdings and Accounts Reports...............13
        --   -------------------------------------
        D.   Annual Holdings and Accounts Reports................15
        --   ------------------------------------
        E.   Quarterly Reports...................................15
        --   -----------------
          F. Duplicate Brokerage Statements and Trade Confirmations
                                        16
    XV.   REVIEW AND SUPERVISORY REPORTING.......................16
    ---   --------------------------------
                  A.....................................Review
                  --                                    -------
                                   Procedures16
                  B..................................Reporting
                  --                                 ----------
                                   Procedures16
    XVI.  SPECIAL ADOPTION PROCEDURES FOR THE INVESTMENT ADVISERS
    ----  --------------------------------------------------------
          AND PRINCIPAL UNDERWRITER..............................17
          -------------------------
    XVII. MAINTENANCE OF BOOKS OF RECORDS APPLICABLE TO THE CODE.18

    APPENDIX-INSIDER TRADING POLICIES AND PROCEDURES.............19
    ------------------------------------------------

    Personal Trading Pre-Clearance Form..........................27
    -----------------------------------
    Initial Reporting Form.......................................28
    ----------------------
    Annual Reporting Form........................................30
    ---------------------
    New Brokerage Account Report.................................33
    ----------------------------
    Initial Code of Ethics Acknowledgement.......................34
    --------------------------------------
    Annual Code of Ethics Acknowledgement........................35
    -------------------------------------

                                 CODE OF ETHICS
    THE WORLD FUNDS, INC., WORLD INSURANCE TRUST, SATUIT CAPITAL
                                MANAGEMENT TRUST


I. INTRODUCTION

      Rule 17j-1 under the Investment Company Act of 1940 (the "Act") requires registered investment companies ("investment companies"), their investment advisers and principal underwriters to adopt written codes of ethics designed to prevent fraudulent trading by those persons covered under Rule 17j-1. Rule 17j-1 also makes it unlawful for certain persons, including any officer or director of an investment company, in connection with the purchase or sale by such person of a security held or to be acquired by an investment company to:

      (i) Employ any device, scheme or artifice to defraud the investment company;

      (ii) Make to the investment company any untrue statement of a material fact or omit to state to the investment company a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

      (iii)Engage in any act, practice or course of business which operates or would operate as fraud or deceit upon the investment company; or

      (iv) Engage in any manipulative practice with respect to the investment company.

      Rule 17j-1 also requires that each investment company and its affiliates use reasonable diligence, and institute procedures reasonably necessary, to prevent violations of its code of ethics. These requirements generally follow the requirements of Rule 204A-1under the Investment Advisers Act of 1940 (the "Advisers Act")

      In addition to Rule 17j-1 of the Act, the Insider Trading and Securities Fraud Enforcement Act of 1988 ("ITSFEA") requires that all investment advisers and broker-dealers establish, maintain, and enforce written policies and procedures designed to detect and prevent the misuse of material non-public information by such investment adviser and/or broker-dealer. Section 204A of the Advisers Act states that an investment adviser must adopt and disseminate written policies with respect to ITSFEA, and an investment adviser must also vigilantly review, update, and enforce them.

      Section 204A provides that every adviser subject to Section 204 of the Advisers Act shall be required to establish procedures to prevent insider trading.

      The Appendix to this Code of Ethics (the "Code") contains a Statement on Insider Trading. The personnel of any investment adviser who acts as such for any series of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust (the "Fund") and any broker-dealer who acts as the principal underwriter for any series of the Fund must comply with the policy and procedures outlined in the Statement on Insider Trading unless such investment adviser or principal underwriter has adopted a similar policy and procedures with respect to insider trading which are determined by the Fund's Board of Directors to comply with ITSFEA's requirements.

              This Code is being adopted by the Fund, (1) for implementation with respect to Fund Personnel; and (2) for implementation by any Investment Adviser to the Fund, as that term is defined under the Act (each such Investment Adviser being deemed an "Investment Adviser" for purposes of this Code), and for the principal underwriter for the Fund, unless such Investment Adviser or principal underwriter has adopted a code of ethics and plan of implementation thereof which is determined by the Fund's Board of Directors to comply with the requirements of Rule 17j-1 and Rule 204A-1 and to be sufficient to effectuate the purpose and objectives of Rule 17j-1 and Rule 204A-1.

II.        STATEMENT OF GENERAL PRINCIPLES

              This Code is based on the principle that the officers, Directors and employees of the Fund, the Investment Advisers and the principal underwriter owe a fiduciary duty to the shareholders of the Fund and, therefore, the Fund's and Investment Advisers' personnel must place the shareholders' interests ahead of their own. The Fund's, Investment Advisers' and principal underwriter's personnel must also avoid any conduct which could create a potential conflict of interest, and must ensure that their personal securities transactions do not in any way interfere with the Fund's portfolio transactions and that they do] not take inappropriate advantage of their positions. All persons covered by this Code must adhere to these general principles as well as the Code's specific provisions, procedures and restrictions.
                                III. DEFINITIONS

              For purposes of this Code:

      "Access Person" means (i) any director, officer, general partner or Advisory Person (as defined below) of the Fund or the Investment Advisers, or
(ii) any director, officer or general partner of a principal underwriter of the Fund who, in the ordinary course of his or her business, makes, participates in or obtains information regarding the purchase or sale of Covered Securities (as defined below) by the Fund for which the principal underwriter so acts or whose functions or duties as part of the ordinary course of his or her business relate to the making of any recommendation to the Fund regarding the purchase or sale of Covered Securities or (iii) notwithstanding the provisions of clause (i) above with respect to the Investment Advisers, where the Investment Advisers are primarily engaged in a business or businesses other than advising registered investment companies or other advisory clients, any director, officer or Advisory Person of the Investment Adviser who, with respect to the Fund, makes any recommendation or participates in the determination of which recommendation shall be made, or whose principal function or duties relate to the determination of which recommendation shall be made to the Fund or who, in connection with his or her duties, obtains any information concerning Covered Securities recommendations being made by the Investment Advisers.

      "Advisory Person" means (i) any director, officer, general partner or employee of the Fund or Investment Advisers (or of any company in a control relationship to the Fund or Investment Advisers) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding, the purchase or sale of Covered Securities by The Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; or (ii) any natural person who controls the Fund, Investment Advisers or principal underwriter and who obtains information (other than publicly available information) concerning recommendations made to the Fund with regard to the purchase or sale of Covered Securities.

      NOTE: An officer or employee of the Fund, Investment Adviser and principal underwriter whose duties do not include the advisory functions described above, who does not have access to the advisory information contemplated above, and whose assigned place of employment is at a location where no investment advisory services are performed for the Fund, is not an "Advisory Person" or an "Access Person" unless actual advance knowledge of a covered transaction is furnished to such person.

              "Disinterested Director" shall mean a Director thereof who is not an "interested person" of the Fund within the meaning of Section 2(a)(19) of the Act.

              "Immediate Family" of an Access Person means any of the following persons who reside in the same household as the Access Person: child, parent, spouse, sibling, stepparent, stepchild, grandparent, grandchild, son-in-law, daughter-in-law, brother-in-law, sister-in-law, father-in-law, and mother-in-law.

      Immediate Family includes a status arising from an adoptive relationship.

      "Investment Personnel" shall mean any securities analyst, Portfolio Manager or a member of an investment committee who is directly involved in the decision making process as to whether or not to purchase or sell a portfolio security and those persons who provide information and advice to a Portfolio Manager or who help execute a Portfolio Manager's decisions.

      "Fund Personnel" shall mean an Access Person, Advisory Person, and/or Investment Personnel.

              "Portfolio Manager" shall mean an employee of an Investment Adviser entrusted with the direct responsibility and authority to make investment decisions affecting the Fund.

           The term "beneficial ownership" shall be defined in and interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder which, generally speaking, encompasses those situations where the beneficial owner has the right to enjoy some economic benefit from the ownership of a Covered Security regardless of the identity of the registered owner. This would include:

      (i) Covered Securities that a person holds for his or her own benefit either in bearer form, registered in his or her name or otherwise, regardless of whether the securities are owned individually or jointly;

      (ii) Covered Securities held in the name of a member of his or her immediately family (parents, spouse or minor child) sharing the same household;

      (iii)Covered Securities held by a Director, executor, administrator, custodian or broker;

      (iv) Covered Securities owned by a general partnership of which the person is a member or a limited partnership of which such person is a general partner;

      (v) Covered Securities held by a corporation (other than with respect to treasury shares of the corporation) of which such person is an officer, director, or 10% stockholder or by a corporation that can be regarded as a personal holding company of a person;

      (vi) Covered Securities recently purchased by a person and awaiting transfer into his or her name;

      (vii)Covered Securities held by any other person if, by reason of contract, understanding, relationship, agreement or other arrangement, such person obtains therefrom benefits substantially equivalent to those of ownership of which; and

      (viii) Covered Securities held by such person's spouse or minor children or any other person, if, even though such person does not obtain therefrom the above-mentioned benefits of ownership, such person can vest or revest title in himself or herself at once or at some future time.

      A beneficial owner of a security also includes any person who directly or indirectly, through contract, arrangement, understanding, relationship or otherwise, has or shares voting power and/or investment power with respect to such security. Voting power includes the power to vote, or includes the power to dispose, or to direct disposition of such security.

              "Covered Security" means a security as defined in Section 2(a)(36) of the Act, except that it shall not include:

       (i)
           Direct obligation of the Government of United States (e.g., treasury securities);

       (ii)Bankers' acceptances, bank certificates of deposit, commercial paper and highest quality short term debt instruments (i.e., any instrument having a maturity at issuance of less than 366 days and that is rated in one of the two highest rating categories by a nationally recognized statistical rating organization) including repurchase agreements; and

      (iii)Shares issued by money market funds;

      (iv) Shares issued by open-end funds with the exception of shares of the portfolios within the Fund, the World Insurance Trust, the Satuit Capital Management Trust, and any other fund engaging the services of Commonwealth Shareholder Services, Inc. or First Dominion Capital Corporation; and

      (v) Shares issued by unit investment trusts that are invested exclusively in one or more portfolios within the Fund, the World Insurance Trust, the Satuit Capital Management Trust, and any other fund engaging the services of Commonwealth Shareholder Services, Inc. or First Dominion Capital Corporation

       A future or an option on a future will be deemed to be a Covered Security subject to this Code.

              "Initial Public Offering" is an offering of securities registered under the Securities Act of 1933 by an issuer that, immediately before the registration of such securities, is not subject to the reporting requirements of Sections 13 or 15(d) of the Securities Exchange Act of 1934.

      The "Fund's Chief Compliance Officer" means the individual designated as Chief Compliance Officer by the Board of Directors pursuant to Rule 38a-1 under the 1940 Act or his/her successor appointed by the Board of Directors.

      The "Adviser's Chief Compliance Officer" means each individual designated as Chief Compliance Officer by the management of each Investment Adviser pursuant to Rule 206(4)-7 under the Advisers Act or his/her successor appointed by the Investment Adviser.

              "Limited Offering" means an offering that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2) or
Section 4(6) or pursuant to Rule 504, Rule 505 or Rule 506 under the Securities Act of 1933.

              A Covered Security is "held or to be acquired" if within the most recent 15 days it:

      (i)  Is or has been held by the Fund;

      (ii) Is being or has been considered by the Fund or its Investment Adviser for purchase by the Fund.

      A purchase or sale includes the writing of an option to purchase or sell, and any security that is exchangeable for or convertible into, a Covered Security that is being held or is to be acquired by the Fund.

              Solely for purposes of this Code, any agent of the Fund charged with arranging the execution of a transaction shall be subject to the reporting requirements of this Code as to any such Covered Security as and from the time the security is identified to such agent as though such agent was an Investment Adviser hereunder.


                          IV.  PROHIBITED TRANSACTIONS

      Fund Personnel shall not engage in any act, practice or course of conduct which would violate the provisions of Rule 17j-1 and Rule 204A-1 set forth above. No Access Person or Advisory Person shall purchase or sell, directly or indirectly any Covered Security in which he or she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which, to his or her actual knowledge, at the time of such purchase or sale (i) is being considered for purchase or sale by the Fund; or (ii) is being purchased or sold by the Fund; except that the prohibitions of this section shall not apply to:

      (i) Purchases or sales affected in any account over which the Access Person or Advisory Person has no direct or indirect influence or control;

      (ii) Purchases or sales which are non-volitional on the part of either the Access Person, the Advisory Person or the Fund;

      (iii)Purchases which are part of an automatic dividend reinvestment or other plan established by Fund Personnel prior to the time the security involved came within the purview of this Code; and

      (iv) Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

                          V. PROHIBITED TRANSACTIONS BY
                              INVESTMENT PERSONNEL

      No Investment Personnel shall:

      (i)  Acquire any securities in an initial public offering; or

      (ii) Acquire securities in a private placement without prior written approval of the Fund's or Adviser's Chief Compliance Officer or other officer designated by the Board of Directors.

              In considering a request to invest in a private placement, the Adviser's Chief Compliance Officer (or other individual appointed by the Adviser and approved by the Fund's Chief Compliance Officer AND Board of Directors as a suitable grantor of preclearance) will take into account, among other factors, whether the investment opportunity should be reserved for the Fund, and whether the opportunity is being offered to the Investment Personnel by virtue of their/his/her position with the Fund. Should Investment Personnel be authorized to acquire securities through a private placement, they/he/she shall, in addition to reporting the transaction on the quarterly report to the Fund, disclose the interest in that investment to other Investment Personnel participating in that investment decision if and when they/he/she plays a part in the Fund's subsequent consideration of an investment in that issuer. In such a case, the Fund's decision to purchase securities of that issuer will be subject to an independent review by Investment Personnel who have no personal interest in the issuer.
                              VI. BLACKOUT PERIODS

      No Advisory Person shall execute a transaction in a Covered Security on a day during which the Fund has a pending "buy" or "sell" order in that same security until that order is executed or withdrawn. In addition, a Portfolio Manager is expressly prohibited from purchasing or selling a Covered Security within seven (7) calendar days before or after the Fund that he or she manages trades in that security.

              The foregoing prohibition of personal transactions during the seven day period following the execution of a transaction for the Fund shall not apply with respect to a Covered Security when the Portfolio Manager certifies in writing to the Fund's and Adviser's Chief Compliance Officer that the Fund's trading program in that security is complete. Each transaction authorized by the Fund's and Adviser's Chief Compliance Officer pursuant to this provision shall be reported to the Board by the Fund's Chief Compliance Officer at the Board's next regular meeting.

              Should an Advisory Person trade within the proscribed period, such trade should be canceled if possible. If it is not possible to cancel the trade, all profits from the trade must be disgorged and the profits will be paid to a charity selected by the Advisory Person and approved by the Board of Directors of the Fund.

              The prohibitions of this section shall not apply to:

      (i) Purchases or sales affected in any account over which the Advisory Person has no direct or indirect influence or control if the person making the investment decision with respect to such account has no actual knowledge about the Fund's pending "buy" or "sell" order;

      (ii) Purchases or sales which are non-volitional on the part of either the Advisory Person or the Fund;

      (iii)Purchases which are part of an automatic dividend reinvestment or other plan established by an Advisory Person prior to the time the security involved came within the purview of this Code; and

      (iv) Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

                          VII. SHORT-TERM TRADING

              No Investment Personnel shall profit from the purchase and sale, or sale and purchase, of the same (or equivalent) Covered Securities which are owned by the Fund or which are of a type suitable for purchase by the Fund, within sixty (60) calendar days. Any profits realized on such short-term trades must be disgorged and the profits will be paid to a charity selected by the Investment Personnel and approved by the Board of Directors of the Fund. The Fund's or Adviser's Chief Compliance Officer or other officer designated by the Board of Directors may permit in writing exemptions to the prohibition of this section, on a case-by-case basis, when no abuse is involved and the equities of the circumstances support an exemption.

      No Access Person or Affiliate may profit in the purchase and sale, or sale and purchase, of the same (or equivalent) Covered Securities within 60 calendar days if such Covered Securities are held by the Fund. Any profits realized on such short-term trades are required to be disgorged to the Fund. The Fund's Chief Compliance Officer may permit exceptions to this prohibition in writing on a case by case basis when no abuse is involved and the circumstances of the subject trade supports an exemption.

      Advisory Persons (including directors) and their affiliates shall disgorge any profits realized in the purchase and sale of the same portfolios within the Fund, the Satuit Capital Management Trust, the World Insurance Trust, and any other Fund engaging the services of Commonwealth Shareholder Services, Inc. or First Dominion Capital Corporation (excluding taxable and tax-exempt money market funds) within ninety (90) calendar days. Accordingly, if an Advisory Person sells one of these funds within 90 calendar days of purchasing it, he/she will be required to disgorge any profit made. Transactions will be matched with any opposite transaction within the most recent 90 calendar days. The 90-day holding period does not apply to written systematic purchase or sale plans such as payroll deduction, automatic monthly investment, or 401(k) contributions. However, it does apply to all other non-systematic transactions such as periodic rebalancing. Any disgorgement of profits required under this provision will be paid to a charity approved by the Board of Directors of the Fund. The Fund's Chief Compliance Officer or other officer designated by the Board of Directors may permit in writing exemptions to the prohibition of this section, on a case-by-case basis, when no abuse is involved and the equities of the circumstances support an exemption.

                                VIII.SHORT SALES

      Any Advisory Person who sells short a Covered Security that such person knows or should have known is held long by the Fund shall disgorge any profit realized on such transaction. This prohibition shall not apply, however, to securities indices or derivatives thereof (such as futures contracts on the S&P 500 index). Fund ownership of Covered Securities will be checked as part of the preclearance process.
                                    IX. GIFTS

           No Advisory Person shall accept a gift or other thing of more than de minimus value ("gift") from any person or entity that does business with or on behalf of the Fund if such gift is in relation to the business of the employer of the recipient of the gift. In addition, any Advisory Person who receives an unsolicited gift or a gift with an unclear status under this section shall promptly notify the Fund's Chief Compliance Officer and accept the gift only upon written approval of the Fund's Chief Compliance Officer.

                          X.   PORTFOLIO DISCLOSURE

      The Fund and each of its investment advisers prohibit Access Persons from divulging a portfolio schedule that has not been made generally available to the public. Divulging portfolio holdings to selected third parties is permissible only when the Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality.

      Notwithstanding the above, material nonpublic information may in certain cases be shared with outsiders for legitimate business purposes, such as when the outsiders are subject to duties of confidentiality. Under certain circumstances, such as where corporate information is revealed legitimately to an underwriter, accountant, lawyer, or consultant working for the Fund, these outsiders may become fiduciaries of the shareholders. The basis for recognizing this fiduciary duty is not simply that such persons acquired nonpublic Fund information, but rather that they have entered into a special confidential relationship in the conduct of the business of the Fund and are given access to information solely for Fund purposes. Information may also be shared in response to requests by rating agencies and similar organizations only after receiving written assurances that the information will be kept confidential and that persons with access to the information will not use the information to trade securities.

                          XI.  SERVICE AS A DIRECTOR

              No Investment Personnel shall serve as a director of a publicly traded company absent prior written authorization from the Board of Directors based upon a determination that such board service would not be inconsistent with the interests of the Fund and its shareholders.

                          XII. REPORTING OF VIOLATIONS

      The Board of Directors takes the potential for conflicts of interest caused by personal investing very seriously. As such, Fund Personnel that become aware of a violation of the Code are required to promptly report such violation to the Fund's Chief Compliance Officer. Fund Personnel that seek retaliation against another employee for reporting violations of the Code shall be subject to sanctions. The Fund has zero tolerance for retaliatory actions and therefore may subject offenders to more severe action than set forth in the penalty guidelines noted below. In order to minimize the potential for such behavior, all reports of Code violations will be treated as being made on an anonymous basis.

                          XIII.PENALTY GUIDELINES

      Fund Personnel who violate any of the requirements, restrictions or prohibitions of the Code may be subject to sanctions imposed by (a) each Adviser's Chief Compliance Officer (for Investment Personnel); or (b) the Fund's Chief Compliance Officer (for Fund Personnel other than Investment Personnel).

      Upon learning of a potential deviation from, or violation of the Rules, the Fund's or Adviser's Chief Compliance Officer will provide a written recommendation of remedial action to the Fund's Audit Committee. The Audit Committee has full discretion to approve such recommendation or impose other sanctions it deems appropriate. The Audit Committee will take into consideration, among other things, whether the violation was a technical or willful violation of the Code.

      Outlined below are the guidelines for the sanctions that may be imposed on Fund Personnel who fail to comply with the Code, upon approval of the Audit
Committee:

      (i) First violation - The Fund's or Adviser's Chief Compliance Officer will send a memorandum of reprimand to the person and copy his or her Supervisor. The memorandum will generally reinforce the person's responsibilities under the Code, educate the person on the severity of Code violations and inform the person of the possible penalties for future violations of the Code.

      (ii) Second violation - The Fund's or Adviser's Chief Compliance Officer will impose such sanctions as it deems appropriate, including without limitation, a letter of censure, fines, withholding of bonus payments or suspension of personal trading privileges for up to sixty (60) days.

      (iii) Third violation - The Fund's or Adviser's Chief Compliance Officer will impose such sanctions as it deems appropriate, including without limitation, a letter of censure, fines, withholding of bonus payments or suspension or termination of personal trading privileges or employment.
      In addition to the above disciplinary sanctions, such persons may be required to disgorge any profits realized in connection with such violation. All disgorgement proceeds collected will be donated to a charitable organization approved by Board of Directors of the Fund. The Fund's or Adviser's Chief Compliance Officer may determine to impose any sanctions, including termination, immediately and without notice if it determines that the severity of any violation or violations warrants such action. All sanctions imposed will be documented in such person's personal trading file maintained by the Fund's or Adviser's Chief Compliance Officer and will be reported to the Board of Directors.

                          XIV. PROCEDURES  FOR  CONDUCTING  PERSONAL
                          TRADING

                               A.   Identification of Access Persons

      The Fund's and Adviser's Chief Compliance Officers (as appropriate) shall identify all Fund Personnel who are subject to the pre-clearance requirements or who have a duty to make the reports required hereunder and shall inform each such person of such duty, and shall receive all reports required hereunder. Such personnel are deemed to be "Access Persons."

      B.   Preclearance Obligations

      All Access Persons (other than Disinterested Directors) must preclear with and receive prior approval before purchasing or selling any Covered Security. Disinterested Directors must preclear with and receive prior approval before purchasing or selling any shares of any fund in The World Funds Series. Preclearance can be granted by i) the Fund's Chief Compliance Officer; ii) the Adviser's Chief Compliance Officer; or iii) other officers of the Fund or Investment Adviser designated by the Board of Directors to grant such approval. Such requests shall be made by submitting a Personal Trading Preclearance Form (see Attachment A). All approved orders must be executed by the close of business on the day following the granting of preclearance. If any order is not executed in this window, a request for preclearance must be resubmitted.

      Disinterested Directors need not preclear their personal investments in a Covered Security unless a Disinterested Director knows, or in the course of fulfilling his or her official duties as a Disinterested Director should know, that, within the most recent 15 days, the Fund has purchased or sold, or considered for purchase or sale, such Covered Security or is proposing to purchase or sell, directly or indirectly, any Covered Security in which the Disinterested Director has, or by reason of such transaction would acquire, any direct or indirect beneficial ownership. This exception does not carry onto shares of the portfolios within the Fund, the World Insurance Trust, the Satuit Capital Management Trust, and any other fund engaging the services of Commonwealth Shareholder Services, Inc. or First Dominion Capital Corporation.

                               C.   Initial   Holdings  and  Accounts
                          Reports

      Fund Personnel, other than the Disinterested Directors, must disclose all Covered Securities holdings and accounts to the Fund's or Adviser's Chief Compliance Officer no later than ten (10) days after becoming Fund Personnel. The report must contain:

1. The title and type of security, and as applicable the exchange ticker symbol or CUSIP, number of shares, and principal amount of each Covered Security in which the Access Person has any direct or indirect beneficial ownership at the time such person became an Access Person;

2. The name of any broker-dealer or bank with whom the Access Person maintains an account in which any securities were held for the direct or indirect benefit of the Access Person; and

3.         The date that such report is submitted by the Access Person.

      The report must be current as of a date not more than 45 days from the date the report is submitted. An example of such initial holdings report is attached to this Code as Attachment B.

      D.   Annual Holdings and Accounts Reports

      Fund Personnel, other than the Disinterested Directors, must report, within 30 days after the end of each calendar year, all Covered Securities holdings as of a date not more than 30 days before the report is submitted. The report must contain

1. The title and type of security, and as applicable the exchange ticker symbol or CUSIP, number of shares, and principal amount of each Covered Security in which the Access Person has any direct or indirect beneficial ownership at the time such person became an Access Person;

2. The name of any broker-dealer or bank with whom the Access Person maintains an account in which any securities were held for the direct or indirect benefit of the Access Person; and

3.         The date that such report is submitted by the Access Person.

      The report must be current as of a date not more than 45 days from the date the report is submitted. An example of such annual holdings report is attached to this Code as Attachment C.

      E.   Quarterly Reports

      Fund Personnel, other than the Disinterested Directors, must report, within thirty (30) days after the end of each calendar quarter, all transactions in Covered Securities in which the person has, or through such transaction acquires, any direct or indirect Beneficial Interest.

      In addition, such report must contain a list of all accounts opened during the quarter with any brokers, dealers and/or banks in which any securities were held for the direct or indirect Beneficial Interest of the Fund Personnel. An example of such quarterly transactions report is attached to this Code as Attachment D.

      Fund Personnel need not file the quarterly transaction report described above if the account statements required to be filed pursuant to Section F below contain the necessary information and are received by the Fund's or Adviser's Chief Compliance Officer within thirty (30) days after the calendar quarter end, and duplicate brokerage confirmations are furnished by all accounts at the time of each transaction.

      PLEASE NOTE: A Disinterested Director shall be required to file the quarterly report described above for any quarter during which the Disinterested Director has a transaction in a Covered Security if he or she knew, or in the ordinary course of fulfilling his or her official duties as a Director should have known, that during the seven (7) day period immediately preceding or after the date of the transaction, such Covered Security is or was purchased or sold, or considered for purchase or sale, by the Fund.

      F.   Duplicate Brokerage Statements and Trade Confirmations

      Fund Personnel, other than the Disinterested Directors, shall instruct his or her broker(s) to supply the Fund's or Adviser's Chief Compliance Officer, as appropriate and on a timely basis, with duplicate copies of confirmations of all personal securities transactions and copies of all periodic statements for all securities accounts. Fund Personnel, other than the Disinterested Directors, shall report the opening of any brokerage account controlled by such person or in which such person has a Beneficial Interest within thirty (30) days of any such opening. An example of the new brokerage account report is attached to this Code as Attachment E.

                          XV.  REVIEW AND SUPERVISORY REPORTING
      A.   Review Procedures

1. The Fund's and Adviser's Chief Compliance Officer shall review such reports, including the initial holdings reports, the annual holdings reports and the quarterly transaction reports, to detect conflicts of interest and abusive practices.

2. The Fund's Board of Directors shall review the operation of this Code of Ethics at least once a year.
      B.   Reporting Procedures

1.    Initially upon being deemed Fund Personnel  subject to the Code and at least annually, all Fund Personnel will be required to certify that they: (a) have read and understand the Code; (b) recognize that they are subject to the requirements outlined in the Code; (c) will comply/have complied with the requirements of the Code;
           (d) will disclose/have disclosed and reported all personal securities transactions required to be disclosed; (e) will disclose/have disclosed all personal securities holdings and/or accounts (if required); and
           (f) will notify/have immediately notified the Fund's or Adviser's Chief Compliance Officer of any personal conflict of interest relationship involving the Fund, such as the existence of any economic relationship between their personal transactions and securities held or to be acquired by the Fund. The Code of Ethics Acknowledgements are included as Attachments F and G to this Code.

2.    The Fund's Chief  Compliance  Officer shall promptly  report to the Fund's Board of Directors at its next regularly scheduled quarterly meeting: (a) any transactions that appear to be apparent violations of the prohibitions contained in this Code or the code of ethics of the Investment Advisers and principal underwriter; (b) any apparent violations of the reporting requirements contained in this Code or a code of ethics of the Investment Advisers or principal underwriter; and (c) any procedures or sanction imposed in response to a violation of either code, including but not limited to a letter of censure, suspension or termination of the employment of the violator, or the unwinding of the transaction and disgorgement of the profits.

           To facilitate this reporting, each Adviser's Chief Compliance Officer must report violations of the code of ethics to the Fund's Chief Compliance Officer in the manner designated by the Fund's Chief Compliance Officer.

3.    At least  once a year,  the  Fund's  Chief  Compliance  Officer shall prepare a written report to the Fund's Board of Directors with respect to both this Code and any code of ethics separately adopted by the Investment Advisers and principal underwriter. Such report shall: (a) include a copy of each code; (b) summarize existing procedures concerning personal investing and any changes in either code's policies or procedures during the past year; (c) describe any issues arising under such codes of ethics or procedures since the last report, including but not limited to information about material violations of such codes or procedures, and sanctions imposed in response to material violations; (d) furnish an evaluation of current compliance procedures and a report on any recommended changes in existing restrictions, policies or procedures based upon the compliance officer's experience under such codes, evolving industry practices, or developments in applicable laws or regulations; and (e) certify that the Fund, the Investment Advisers and the principal underwriter have each adopted procedures reasonably necessary to prevent Fund Personnel from violating their respective codes of ethics.

XVI. SPECIAL ADOPTION PROCEDURES FOR THE INVESTMENT ADVISERS AND PRINCIPAL UNDERWRITER

      The Fund's Investment Advisers and principal underwriter shall adopt, maintain and enforce this Code or a separate code of ethics with respect to their personnel in compliance with Rule 17j-1 and Rule 204A-1 under the Investment Advisers Act of 1940, as amended, and shall forward to the Fund a copy of such code of ethics and all future amendments and modifications thereto. The Board of Directors shall review and approve such code of ethics at least once each year. Any material changes to the Investment Advisers and principal underwriter's code of ethics shall be approved by the Board of Directors of the Fund at its next regularly scheduled quarterly meeting, and in no case more than six months after such change. Any code of ethics adopted by the Investment Advisers and principal underwriter must contain, at a minimum, all of the controls and information collection procedures identified in this Code of Ethics.

                          XVII.MAINTENANCE   OF  BOOKS  OF  RECORDS
                             APPLICABLE TO THE CODE

      The following records shall be maintained by the Fund (as to its own and the principal underwriter's Access Persons) or by the Investment Advisers (as to their Access Persons), as required under Rule 17j-1, and Rules 204-2(a)(12) and 204-2(a)(13) under the Investment Advisers Act of 1940, as amended:

      A. This Code and any code of ethics of the Investment Advisers and principal underwriter separately adopted (including any code that has been in effect during the preceding five years), must be maintained in an easily accessible place for at least five years after the end of the fiscal year in which the violation occurs;

           A record of all written acknowledgments as required by ss. 275.204A-1(a)(5) for each person who is currently, or within the past five years was, a supervised person of the investment adviser.

      B. A record of any violation of this Code of ethics and the code of ethics of the Investment Advisers and principal underwriter, and of any action taken as a result of the violation, must be maintained in an easily accessible place for at least five years after the end of the fiscal year in which the violation occurs;

      C. A copy of each report made by Fund Personnel, including duplicate statements and confirmations received from brokers, dealers, and banks, must be maintained for at least five years after the end of the fiscal year in which the report is made or the information is provided, the first two years in an easily accessible place;;

      D. A list of all persons, currently or within the past five years, who are or were required to make reports under this Code, must be maintained in an easily accessible place;

      E. a record of any decision (and the reasons supporting that decision) to allow any Investment Personnel to purchase securities in an Initial Public Offering or Limited Offering, for at least five years after the end of the fiscal year in which the approval is granted; and

      F. A copy of each report made by the Fund's Chief Compliance Officer (including supporting reports of the Investment Adviser's and principal underwriter's Chief Compliance Officers).

                                    APPENDIX

                            INSIDER TRADING POLICIES AND PROCEDURES

      The Insider Trading and Securities Fraud Enforcement Act of 1988 ("ITSFEA") requires that all investment advisers and broker-dealers establish, maintain, and enforce written policies and procedures designed to detect and prevent the misuse of material non-public information by such investment adviser and/or broker-dealer, or any person associated with the investment adviser and/or broker-dealer.

      Section 204A of the Advisers Act states that an investment adviser must adopt and disseminate written policies with respect to ITSFEA, and an investment adviser must also vigilantly review, update, and enforce them. Section 204A provides that every adviser subject to Section 204 of the Advisers Act shall be required to establish procedures to prevent insider trading.

      Each Investment Adviser who acts as such for any series of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust (the "Fund") and each broker-dealer which acts as principal underwriter to any series of the Fund has adopted the following policy, procedures, and supervisory procedures in addition to the Fund's Code of Ethics. Throughout this Appendix the Investment Adviser(s) and principal underwriter(s) shall collectively be called the "Providers."

                               SECTION I - POLICY


      The purpose of this Section 1 is to familiarize the officers, directors, and employees of the Providers with issues concerning insider trading and to assist them in putting into context the policy and procedures on insider trading.

Policy Statement:

      No person to whom this Statement on Insider Trading applies, including officers, directors, and employees, may trade, either personally or on behalf of others (such as mutual funds and private accounts managed by a Provider) while in possession of material, non-public information; nor may any officer, director, or employee of a Provider communicate material, non-public information to others in violation of the law. This conduct is frequently referred to as "insider trading." This policy applies to every officer, director, and employee of a Provider and extends to activities within and outside their duties as a Provider. It covers not only personal transactions of Fund Personnel, but indirect trading by family, friends and others, or the non-public distribution of inside information from you to others. Every officer, director, and employee must read and retain this policy statement. Any questions regarding the policy and procedures should be referred to the Fund's Chief Compliance Officer.

      The term "insider trading" is not defined in the Federal securities laws, but generally is used to refer to the use of material non-public information to trade in securities (whether or not one is an "insider") or the communications of material nonpublic information to others who may then seek to benefit from such information.
      While the law concerning insider trading is not static, it is generally understood that the law prohibits:
      (a) Trading by an insider, while in possession of material non-public information; or

      (b) Trading by a non-insider, while in possession of material non-public information, where the information either was disclosed to the non-insider in violation of an insider's duty to keep it confidential or was misappropriated; or
      (c)  Communicating material non-public information to others.


      The elements of insider trading and the penalties for such unlawful conduct are discussed below.

1. Who is an Insider? The concept of "insider" is broad. It includes officers, directors, and employees of a company. In addition, a person can be a "temporary insider" if he or she enters into a special confidential relationship in the conduct of a company's affairs and as a result is given access to information solely for the company's purposes. A temporary insider can include, among others, a company's attorneys, accountants, consultants, bank lending officers, and the employees of such organizations. In addition, an investment adviser may become a temporary insider of a company it advises or for which it performs other services. According to the Supreme Court, the company must expect the outsider to keep the disclosed non-public information confidential and the relationship must at least imply such a duty before the outsider will be considered an insider.

2. What is Material Information? Trading on inside information can be the basis for liability when the information is material. In general, information is "material" when there is a substantial likelihood that a reasonable investor would consider it important in making his or her investment decisions, or information that is reasonably certain to have a substantial effect on the price of a company's securities. Information that officers, directors, and employees should consider material includes, but is not limited to: dividend changes, earnings estimates, changes in previously released earnings estimates, significant merger or acquisition proposals or agreements, major litigation, liquidation problems, and extraordinary management developments.

3. What is Non-Public Information? Information is non-public until it has been effectively communicated to the market place. One must be able to point to some fact to show that the information is generally public. For example, information found in a report filed with the SEC, or appearing in Dow Jones, Reuters Economic Services, the Wall Street Journal or other publications of general circulation would be considered public. (Depending on the nature of the information, and the type and timing of the filing or other public release, it may be appropriate to allow for adequate time for the information to be "effectively" disseminated.)

4. Reason for Liability. (a) Fiduciary duty theory - in 1980, the Supreme Court found that there is no general duty to disclose before trading on material non-public information, but that such a duty arises only where there is a direct or indirect fiduciary relationship with the issuer or its agents. That is, there must be a relationship between the parties to the transaction such that one party has a right to expect that the other party will disclose any material non-public information or refrain from trading. (b) Misappropriation theory - another basis for insider trading liability is the, 'misappropriation" theory, where liability is established when trading occurs on material non-public information that was stolen or misappropriated from any other person. 5. Penalties for Insider Trading. Penalties for trading on or communicating material non-public information are severe, both for individuals and their employers. A person can be subject to some or all of the penalties below even if he or she does not personally benefit from the violation. Penalties include:
o     civil injunctions

o     treble damages

o     disgorgement of profits

o     jail sentences

o     fines for the person who committed the violation of up to
                three times the profit gained or loss avoided, whether or not the person actually benefited, and

o fines for the employer or other controlling person of up to the greater of $1 million or three times the amount of the profit gained or loss avoided.

      In addition, any violation of this policy statement can be expected to result in serious sanctions by a Provider, including dismissal of the persons involved.
                             SECTION II - PROCEDURES

      The following procedures have been established to aid the officers, directors, and employees of a Provider in avoiding insider trading, and to aid in preventing, detecting, and imposing sanctions against insider trading. Every officer, director, and employee of a Provider must follow these procedures or risk serious sanctions, including dismissal, substantial personal liability, and/or criminal penalties. If you have any questions about these procedures you should consult the Fund's Chief Compliance Officer.

1. Identifying Inside Information. Before trading for yourself or others, including investment companies or private accounts managed by a Provider, in the securities of a company about which you may have potential inside information, ask yourself the following questions:

      i. Is the information material? Is this information that an investor would consider important in making his or her investment decisions? Is this information that would substantially affect the market price of the securities if generally disclosed?

      ii. Is the information non-public? To whom has this information been provided? Has the information been effectively communicated to the marketplace by being published in Reuters, The Wall Street Journal or other publications of general circulation?


      If, after consideration of the above, you believe that the information is material and non-public, or if you have questions as to whether the information is material and non-public, you should take the following steps:
      i.   Report the matter immediately to the Fund's Chief Compliance Officer.

      ii. Do not purchase or sell the security on behalf of yourself or others, including investment companies or private accounts managed by a Provider.

      iii. Do not communicate the information to anybody, other than to the Fund's Chief Compliance Officer.


      iv. After the Fund's Chief Compliance Officer has reviewed the issue, you will be instructed to either continue the prohibitions against trading and communication, or you will be allowed to communicate the information and then trade.

2. Restricting Access to Material Non-public Information. Any information in your possession that you identify as material and non-public may not be communicated other than in the course of performing your duties to anyone, including persons within your company, except as provided in paragraph I above. In addition, care should be taken so that such information is secure. For example, files containing material non-public information should be sealed; access to computer files containing material non-public information should be restricted.

3. Resolving Issues Concerning Insider Trading. If, after consideration of the items set forth in paragraph 1, doubt remains as to whether information is material or non-public, or if there is any unresolved question as to the applicability or interpretation of the foregoing procedures, or as to the propriety of any action, it must be discussed with the Fund's Chief Compliance Officer before trading or communicating the information to anyone.
                         SECTION III - SUPERVISION

      The role of the compliance officer is critical to the implementation and maintenance of this Statement on Insider Trading. These supervisory procedures can be divided into two classifications, (1) the prevention of insider trading, and (2) the detection of insider trading.

1. Prevention of Insider Trading:

      To prevent insider trading the compliance official should:

      (a) Answer promptly any questions regarding the Statement on Insider Trading;
      (b) Resolve issues of whether information received by an officer, director, or employee is material and nonpublic;
(a) Review and ensure that officers, directors, and employees review, at least annually, and update as necessary, the Statement on Insider Trading; and
(b) When it has been determined that an officer, director, or employee has material non-public information, (i) Implement measures to prevent dissemination of such information, and
           (ii) If necessary, restrict officers, directors, and employees from trading the securities.

2. Detection of Insider Trading:

      To detect insider trading, the Fund's Chief Compliance Officer should:

      (a) Review the trading activity reports filed by each officer, director, and employee, to ensure no trading took place in securities in which the Provider has material non-public information;
      (b) Review the trading activity of the mutual funds managed by the investment adviser and the mutual funds which the broker-dealer acts as principal underwriter;
   (c) Coordinate, if necessary, the review of such reports with other appropriate officers, directors, or employees of a Provider and the Fund.


3. Special Reports to Management:

      Promptly, upon learning of a potential violation of the Statement on Insider Trading, the Fund's Chief Compliance Officer must prepare a written report to management of the Provider, and provide a copy of such report to the Board of Directors of the Fund, providing full details and recommendations for further action. 4. Annual Reports:

      On an annual basis, the Chief Compliance Officer of each Provider will prepare a written report to the management of the Provider, and provide a copy of such report to the Board of Directors of the Fund, setting forth the following:
      (a) A summary of the existing procedures to detect and prevent insider trading;
      (b) Full details of any investigation, either internal or by a regulatory agency, of any suspected insider trading and the results of such investigation; and
      (c) An evaluation of the current procedures and any recommendations for improvement.

Attachment A

                              Personal Trading Pre-Clearance Form
The pre-clearance form documents that the proposed transaction is not a conflicting transaction. Pre-clearance must be granted prior to investing in or selling a Covered Security (unless otherwise exempt), and is only good through the end of day following the approval.

1.    Buy  ____________             Sell  ____________ Short
------------
2.    Security
----------------------------------------------------
3.    Common Stock    _____  Option _____  Debt ______   Other
------------------
4.    If applicable, is the issue a "New Issue"?    Yes____________
No____________
5. Symbol ________________________ 6. Number of Shares/Contracts/Principal
---------------------
7.    Brokerage Account Number _______________  Custodian
      ------------------------
8. Employee has no inside information or other knowledge pertaining to this proposed transaction that constitutes a violation of Company policy or securities laws.
9. Any transaction described above establishing a position in a security is undertaken with the intention of holding such position for not less than sixty (60) days if the security is held in the Fund as of the date below.

Employee   ___________________________________________ (PRINT NAME)

Signed      ________________________________________________     Date
-------------

By  signing  below,   the  individual   verifies  that  the  proposed
transaction described above does not violate the Fund's Code of Ethics. Note: One signature is required for pre-clearance.


-----------------------------------------------     ---------------
Chief Compliance Officer                       Date


-------------------------------------------    ---------------
Designate                                      Date

Attachment B

                                 Initial Reporting Form-Page 1

Employee   ___________________________________________ (PRINT NAME)

Information submitted current as of __________________________
(PRINT DATE)

In accordance with the Code of Ethics of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, please provide a list of all securities in which you have a pecuniary interest. This includes securities held by broker/dealers and other custodians, at your home, in safe deposit boxes, and by an issuer.


------------------------------------------------------------------------
Number      Security Name         Type       Ticker or     Principal
of Shares                        (e.g.,        CUSIP        Amount
                                equity;         (if
                             fixed income)  applicable)
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                 Use additional sheets as necessary.
                          Initial Reporting Form-Page 2

In accordance with the Code of Ethics of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, please provide a list of all securities accounts in which you have a pecuniary interest.


----------------------------------------------------------------------
 Name of Broker,      Account Title         Account       Date of
 Dealer or Bank                             Number        Account
                                                                   Establishment
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I certify that this form fully discloses all of the securities and account in which I have a pecuniary interest. Nothing in this report should be construed as an admission that the person making the report has any direct or indirect beneficial ownership in the security to which the report relates.


Signature                                      Date

Attachment C

                                 Annual Reporting Form-Page 1

Employee   ___________________________________________ (PRINT NAME)

Information submitted current as of __________________________
(PRINT DATE)

In accordance with the Code of Ethics of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, please provide a list of all securities in which you have a pecuniary interest. This includes securities held by broker/dealers and other custodians, at your home, in safe deposit boxes, and by an issuer.


------------------------------------------------------------------------
Number      Security Name         Type       Ticker or     Principal
of Shares                        (e.g.,        CUSIP        Amount
                                equity;         (if
                             fixed income)  applicable)
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                 Use additional sheets as necessary.

                          Annual Reporting Form-Page 2

In accordance with the Code of Ethics of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, please provide a list of all securities accounts in which you have a pecuniary interest.


----------------------------------------------------------------------
 Name of Broker,      Account Title         Account       Date of
 Dealer or Bank                             Number        Account
                                                                   Establishment
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I certify that this form fully discloses all of the securities and accounts in which I have a pecuniary interest. Nothing in this report should be construed as an admission that the person making the report has any direct or indirect beneficial ownership in the security to which the report relates.


Signature                                      Date

Attachment D

--------------------------------------------------------------------------------
                              QUARTERLY TRANSACTION REPORTING FORM

                        ACCESS PERSON:___________________________________
                              FOR QUARTER ENDED __________________
--------------------------------------------------------------------------------
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Security          Type  Ticker Principal  Buy  Interest   Price  Date    Broker,
                 (e.g.,      or
                 equity;  CUSIP           (acquire)/
Number           fixed     (if                Sell     rate/           Dealer or
of Shares    Name      income)  app.)   Amount   (dispose)   maturity       Bank
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 TO BE USED FOR TRANSACTIONS FOR WHICH DUPLICATE ACCOUNT STATEMENTS
  HAVE NOT BEEN SUBMITTED. DELIVER TO THE FUND'S OR ADVISER'S CHIEF
    COMPLIANCE OFFICER WITHIN 30 DAYS OF THE END OF EACH CALENDAR
            QUARTER. USE ADDITIONAL SHEETS IF NECESSARY.

-------------------------------------------------------
                                -----------------------------
Employee
                                      Date

1-WA/2737084.5
Attachment E
                                 New Brokerage Account Report

In accordance with the Code of Ethics of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, please provide a list of all securities accounts which you have opened in the previous 30 days in which you have a pecuniary interest.


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 Name of Broker,            Account Title                Date of
 Dealer or Bank                                          Account
                                                                   Establishment
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I certify that this form fully discloses all newly opened securities accounts in which I have a pecuniary interest.



Signature                                           Date

Attachment F

                            Initial Code of Ethics Acknowledgement

      As a member of the Fund Personnel of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, I certify that:

o     I have  received  a Copy of the  Code of  Ethics  of The  World
           Funds,   Inc.,  World  Insurance  Trust,   Satuit  Capital
           Management Trust
o I have read and understand the Code of Ethics and recognize that it applies to me and agree to comply in all respects with the procedures described therein.
o I will comply in all respects with the requirements of the Code of Ethics.
o I will report all personal securities accounts, holdings and transactions that are required to be disclosed or reported pursuant to the Code of Ethics.
o I will immediately notify the Chief Compliance Officer of the Fund of any personal conflict of interest relationship involving the Fund.



      Employee  ______________________________________________(PRINT
NAME)



      Signature ______________________________________________



      Date      __________________________

Attachment G

                             Annual Code of Ethics Acknowledgement

      As a member of the Fund Personnel of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, I certify that:

o     I have  received  a Copy of the  Code of  Ethics  of The  World
           Funds,   Inc.,  World  Insurance  Trust,   Satuit  Capital
           Management Trust
o I have read and understand the Code of Ethics and recognize that it applies to me and agree to comply in all respects with the procedures described therein.
o I have complied in all respects with the requirements of the Code of Ethics during the last twelve months.
o I have reported all personal securities accounts, holdings and transactions that are required to be disclosed or reported pursuant to the Code of Ethics.
o I have immediately notified the Chief Compliance Officer of the Fund of any personal conflict of interest relationship involving the Fund.



      Employee  ______________________________________________(PRINT
NAME)



      Signature ______________________________________________



      Date      __________________________

                                                                EXHIBIT Ex-99.Q1

                              THE WORLD FUNDS, INC.

                                POWER OF ATTORNEY


      KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned director of The World Funds, Inc. (the "Company"), a corporation organized under the laws of the State of Maryland, hereby constitutes and appoints John Pasco, III, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all registration statements and all amendments thereto relating to the offering of the Company's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Paul M. Dickinson                                    Date: March
--------------------------------------------------
5, 2007
Paul M. Dickinson, Director

                                                                EXHIBIT Ex-99.Q1


                              THE WORLD FUNDS, INC.

                                POWER OF ATTORNEY


      KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned director of The World Funds, Inc. (the "Company"), a corporation organized under the laws of the State of Maryland, hereby constitutes and appoints John Pasco, III, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all registration statements and all amendments thereto relating to the offering of the Company's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Samuel Boyd, Jr.                                     Date: 3/6/07
--------------------------------------------------
Samuel Boyd, Jr., Director

                                                                EXHIBIT Ex-99.Q1


                              THE WORLD FUNDS, INC.

                                POWER OF ATTORNEY


      KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned director of The World Funds, Inc. (the "Company"), a corporation organized under the laws of the State of Maryland, hereby constitutes and appoints John Pasco, III, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all registration statements and all amendments thereto relating to the offering of the Company's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ William E. Poist                                     Date: 3/6/07
--------------------------------------------------
William E. Poist, Director